     As filed with the Securities and Exchange Commission on April 28, 2005

                                                     Registration Nos. 333-85183
                                                                   and 811-09547
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                         Pre-Effective Amendment No.                      [ ]

                        Post-Effective Amendment No. 7                    [X]

                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          [ ]
                                   ACT OF 1940

                                 Amendment No. 8                          [X]


                       FARMERS ANNUITY SEPARATE ACCOUNT A
                       ----------------------------------
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                    ----------------------------------------
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
            ---------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (206) 232-8400

Name and Address of Agent for Service:           Copy to:

Debra P. Rezabek, Esq.                           Mary Jane Wilson-Bilik, Esq.
Vice President, Corporate Secretary, and         Sutherland Asbill & Brennan LLP
  General Counsel                                1275 Pennsylvania Avenue, N.W.
Farmers New World Life Insurance Company         Washington, DC  20004-2415
3003 - 77th Avenue, S.E.
Mercer Island, Washington  98040

It is proposed that this filing will become effective:

     [ ]  Immediately  upon filing  pursuant to paragraph (b) of Rule 485


     [X] On May 1, 2005,  pursuant to paragraph  (b) of Rule 485


     [ ] 60 days after filing  pursuant  to  paragraph  (a) of Rule  485

     [ ] On _________ pursuant  to paragraph (a) of Rule 485

                               __________________

                      Title of securities being registered:
    Units of interest in a separate account under individual flexible premium variable annuity contracts.

                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    Issued by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                     Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

Home Office                                 Service Center
3003 - 77TH AVENUE, S.E.                    P.O. BOX 724208
MERCER ISLAND, WASHINGTON  98040            ATLANTA, GEORGIA 31139
PHONE: (206) 232-8400                       PHONE: 1-877-376-8008 (TOLL FREE)
                                            8:00 A.M. TO 6:00 P.M. EASTERN TIME

                                   PROSPECTUS


                                   MAY 1, 2005


                                FARMERS VARIABLE
                                     ANNUITY

This prospectus describes the Farmers Variable Annuity (the "Contract"), an individual flexible premium variable annuity contract issued by Farmers New World Life Insurance Company. The Contract allows you to accumulate a Contract Value, and later apply that Contract Value (less surrender charges) to receive fixed annuity payments.

INVESTMENT RISK -- The Contract Value you accumulate under the Contract will fluctuate daily, based on the investment performance of the subaccounts of the Farmers Annuity Separate Account A (the "variable account") in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform.

This prospectus provides basic information that you should know before investing. Please read it carefully before investing and keep it for future reference.

REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

An investment in this Contract is not a bank deposit, and no bank endorses or guarantees the Contract. The Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTING IN THIS CONTRACT INVOLVES RISK, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.


This Contract has 38 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 37 subaccounts.



The subaccounts invest in the following 37 portfolios:


[ ] CALVERT VARIABLE SERIES, INC.


       CVS Social Small Cap Growth Portfolio


[ ] DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
       Developing Leaders Portfolio
       Quality Bond Portfolio

[ ] THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES

[ ] FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") - SERVICE CLASS SHARES
       Fidelity VIP Growth Portfolio
       Fidelity VIP Index 500 Portfolio
       Fidelity VIP Mid Cap Portfolio

[ ] FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES


       Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin Small
          Cap Fund)



       Franklin Small Cap Value Securities Fund


       Templeton Developing Markets Securities Fund
       Templeton Global Asset Allocation Fund

[ ] GOLDMAN SACHS VARIABLE INSURANCE TRUST
       Goldman Sachs Capital Growth Fund
       Goldman Sachs CORE(SM) Small Cap Equity Fund
       Goldman Sachs Mid Cap Value Fund

[ ] JANUS ASPEN SERIES
       Janus Aspen Balanced Portfolio (Service Shares)


       Janus Aspen Forty Portfolio (formerly Capital Appreciation Portfolio)
           (Institutional Shares)


       Janus Aspen Mid Cap Growth Portfolio (Service Shares)

[ ] PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES


       PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)


       PIMCO Low Duration Portfolio

[ ] SCUDDER VARIABLE SERIES I - CLASS A SHARES
       Scudder Bond Portfolio
       Scudder Global Discovery Portfolio
       Scudder Growth and Income Portfolio
       Scudder International Portfolio
       Scudder Money Market Portfolio

[ ] SCUDDER VARIABLE SERIES II - CLASS A SHARES


       Scudder Government & Agency Securities Portfolio


       Scudder High Income Portfolio
       Scudder Small Cap Growth Portfolio
       SVS Dreman High Return Equity Portfolio

[ ] WM VARIABLE TRUST - CLASS 2 SHARES
       WM Equity Income Fund
       WM Mid Cap Stock Fund


       WM Small Cap Growth Fund



       WM West Coast Equity Fund


[ ] WM VARIABLE TRUST - CLASS 2 SHARES STRATEGIC ASSET MANAGEMENT (SAM)
    PORTFOLIOS
       WM SAM Balanced Portfolio
       WM SAM Conservative Balanced Portfolio
       WM SAM Conservative Growth Portfolio
       WM SAM Flexible Income Portfolio
       WM SAM Strategic Growth Portfolio

A prospectus for each of the portfolios available through this Contract must accompany this prospectus. Please read these documents before investing and save them for future reference.


      To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2005 (known as the "SAI"). For a free copy of the SAI, contact us at:


                    Farmers New World Life Insurance Company
                                 Service Center
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                        Phone: 1-877-376-8008 (toll free)

      We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. (It is legally a part of this prospectus.) The SAI's table of contents appears at the end of this prospectus.

      The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
      CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE.
          ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                Not FDIC Insured May Lose Value No Bank Guarantee

TABLE OF CONTENTS


GLOSSARY..............................................................    1
SUMMARY...............................................................    3
   Your Contract in General...........................................    3
   Premium Flexibility................................................    3
   Death Benefit......................................................    4
   Partial Withdrawals and Surrender..................................    5
   Transfers..........................................................    5
   Annuity Provisions.................................................    6
   Federal Tax Status.................................................    6
   Inquiries..........................................................    6
FEE TABLE.............................................................    7
   Redemption Fees....................................................   12
   Example of Maximum Charges.........................................   12
   Distribution Costs.................................................   12
   Condensed Financial Information....................................   12
   Farmers New World Life Insurance Company...........................   13
   The Fixed Account..................................................   13
THE VARIABLE ACCOUNT AND THE PORTFOLIOS...............................   14
   The Variable Account...............................................   14
   The Portfolios.....................................................   14
   Investment Objectives of the Portfolios............................   15
   Selection of the Portfolios........................................   18
   Availability of the Portfolios.....................................   19
   Your Right to Vote Portfolio Shares................................   19
YOUR CONTRACT:  THE PAY-IN PERIOD.....................................   20
   Purchasing a Contract..............................................   20
   When We Issue Your Contract........................................   20
   Tax-Free `Section 1035' Exchanges..................................   21
   Cancellation - The 10 Day Right-to-Examine Period..................   21
   State Variations...................................................   22
   Ownership Rights...................................................   22
   Modifying the Contract.............................................   23
PREMIUMS..............................................................   23
   Premium Flexibility................................................   23
   Allocating Premiums................................................   24
YOUR CONTRACT VALUES..................................................   24
   Contract Value.....................................................   24
   Subaccount Value...................................................   25
   Accumulation Unit Value............................................   25
   Fixed Account Value................................................   25
FEES AND CHARGES......................................................   26
   Mortality and Expense Risk Charge..................................   26
   Asset-Based Administration Charge..................................   26
   Transfer Fee.......................................................   26
   Surrender Charge...................................................   26
   Records Maintenance Charge.........................................   28
   Portfolio Management Fees and Expenses.............................   28
   Premium Taxes......................................................   29
   Other Taxes........................................................   29
TRANSFERS.............................................................   29
   Asset Allocation Models............................................   30
   Automatic Asset Rebalancing Program................................   30
   Third Party Transfers..............................................   31
   Dollar Cost Averaging Program......................................   31
   Telephone Transfers................................................   31
   Policy and Procedures Regarding Disruptive Trading and
       Market Timing..................................................   32
SURRENDER AND PARTIAL WITHDRAWALS.....................................   35
   Surrender..........................................................   35
   Partial Withdrawals................................................   35
   Systematic Withdrawal Plan.........................................   36
THE PAYOUT PERIOD.....................................................   37
   The Annuity Start Date.............................................   37
   Annuity Options....................................................   37
   Determining the Amount of Your Annuity Payment.....................   37
   Fixed Annuity Payments.............................................   38
   Guaranteed Annuity Tables..........................................   38
   Description of Annuity Options.....................................   38
GUARANTEED RETIREMENT INCOME BENEFIT..................................   39
DEATH BENEFIT BEFORE THE ANNUITY START DATE...........................   40
   Standard Death Benefit.............................................   41
   Guaranteed Minimum Death Benefit...................................   41
   Distribution of Death Benefit Proceeds.............................   42
DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE......................   43
INVESTMENT PERFORMANCE OF THE SUBACCOUNTS.............................   43
FEDERAL TAX CONSIDERATIONS............................................   44
   Taxation of Non-Qualified Contracts................................   44
   Taxation of Qualified Contracts....................................   45
   Other Tax Issues...................................................   46
   Our Taxes..........................................................   46
   Federal Estate Taxes...............................................   46
   Generation-Skipping Transfer Tax...................................   46
   Annuity Purchases by Residents of Puerto Rico......................   47
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...   47
   Possible Tax Law Changes...........................................   47
ADDITIONAL INFORMATION................................................   47
   When We Will Make Payments.........................................   47
   Distribution of the Contracts......................................   48
   Legal Proceedings..................................................   49
   Reports to Owners..................................................   49
   Inquiries..........................................................   49
   Financial Statements...............................................   49
   Statement of Additional Information Table of Contents..............   50
APPENDIX A - CONDENSED FINANCIAL INFORMATION..........................   A-1

GLOSSARY

      For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT

An accounting unit we use to calculate subaccount values during the pay-in period. It measures the net investment results of each of the subaccounts.

ANNUITANT

You are the annuitant, unless you state otherwise in your application. Before any annuity payments begin, the annuitant is the person (or persons) on whose life (or lives) the Contract is issued. When annuity payments begin, the annuitant is a person during whose lifetime we may make payments under one of the annuity options. You may select joint annuitants.

ANNUITY START DATE

The date when we will begin to pay annuity payments to you or a person you designate under the annuity option you selected.

BENEFICIARY

The person you select to receive the death benefit if you or the last surviving annuitant dies before the annuity start date.

BUSINESS DAY/VALUATION DAY

Each day that the NYSE is open for regular trading. Farmers New World Life Insurance Company is open to administer the Contract on each day the NYSE is open for regular trading. When we use the term "business day" in this prospectus, it has the same meaning as the term "valuation day" found in the Contract.

CASH VALUE

The Contract Value minus any applicable surrender charge, records maintenance charge, and premium tax.

COMPANY (WE, US, OUR, FARMERS)

Farmers New World Life Insurance Company.

CONTRACT MONTH, YEAR OR ANNIVERSARY

A month, year or anniversary as measured from the issue date.

CONTRACT VALUE

The sum of the amounts you have accumulated under the Contract. It is equal to the money you have under the Contract in the variable account and the fixed account.

FINAL ANNUITY DATE

The Contract anniversary when the oldest annuitant is age 95.

FIXED ACCOUNT

An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE

Your Contract Value in the fixed account.

FREE WITHDRAWAL AMOUNT

An amount you can withdraw each Contract year as a partial withdrawal or as part of a surrender without incurring a surrender charge.

FUNDS

Investment companies that are registered with the SEC. This Contract allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT

The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE

The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

ISSUE DATE

The date on which we credit the initial premium payment to your Contract. It is also the date when, depending on your state of residence, we allocate your premium(s) either entirely to the fixed account, or to the fixed account and the subaccounts you selected on your application.

NET INVESTMENT FACTOR

The factor we use to determine the value of an accumulation unit at the end of each valuation period. We determine the net investment factor separately for each subaccount.

NYSE

The New York Stock Exchange.

PAY-IN PERIOD

The period that begins when we issue your Contract and ends on the annuity start date. During the pay-in period, earnings accumulate on a tax-deferred basis until you take money out.

PAYOUT PERIOD

The period beginning on the annuity start date during which you or the person you designate will receive annuity payments.

PORTFOLIO

A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM PAYMENT

Amount you pay to us for the Contract. When we use the term "premium payment" in this prospectus, it means a premium payment less any applicable premium taxes.

QUALIFIED CONTRACT

A Contract issued in connection with a retirement plan that qualifies for special Federal income tax treatment under the Tax Code.

SERVICE CENTER

The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. is the administrator of the Contract. You can call the Service Center office toll-free at 1-877-376-8008.

SUBACCOUNT

A subdivision of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER

The termination of a Contract at the option of the owner.

TAX CODE

The Internal Revenue Code of 1986, as amended.

VALUATION PERIOD

The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) on each business day and ends at the close of regular trading on the NYSE on the next business day.

VARIABLE ACCOUNT

Farmers Annuity Separate Account A. It is a separate investment account divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.

VARIABLE ACCOUNT VALUE

The portion of the total value of your Contract that is allocated to the subaccounts of the variable account.

WRITTEN NOTICE

The written notice you must sign and send to us to request or exercise your rights as owner under the Contract. To be complete, it must: (1) be in a form we accept; (2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.

YOU (YOUR, OWNER)

The person(s) entitled to exercise all rights as owner under the Contract.

SUMMARY

      This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THE REMAINDER OF THIS PROSPECTUS CAREFULLY.

                            YOUR CONTRACT IN GENERAL


- TAX-DEFERRED ACCUMULATION. This annuity is a contract between you (the Contract owner) and Farmers (an insurance company) in which you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your Contract Value that are generally tax-deferred until you take money out of the Contract by surrender, partial cash withdrawals, we make annuity payments to you, or we pay the death benefit. Your Contract Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to any money you place in the fixed account, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your Contract Value.


- ANNUITY PAY-IN AND PAYOUT PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives offered under the Contract. The payout period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of three fixed annuity payment options. The money you can accumulate during the pay-in period will directly determine the dollar amount of any annuity payments you receive.

- DEATH BENEFIT. The Contract also offers a death benefit payable if any owner or the last surviving annuitant dies before the annuity start date. You may select for an additional fee the optional Guaranteed Minimum Death Benefit that provides an enhanced death benefit if the last surviving annuitant dies before the annuity start date.

- RETIREMENT SAVINGS VEHICLE. The Contract is designed to be long-term in nature in order to provide significant annuity benefits for you. You should not purchase this Contract if you intend to withdraw most of your Contract Value before you reach age 59-1/2. YOU COULD INCUR SIGNIFICANT TAX PENALTIES AND LOSE THE ANNUITY BENEFITS OF THE CONTRACT IF YOU WITHDRAW YOUR MONEY BEFORE YOU ARE AGE 59-1/2.


- FIXED ACCOUNT. You may place money in the fixed account where we guarantee that it will earn interest for one-year periods at a guaranteed rate of at least 3.0%. We may declare higher rates of interest, but are not obligated to do so. Money you place in the fixed account will be reduced by some of the fees and charges we assess. The fixed account is part of our general account.



- VARIABLE ACCOUNT. You may allocate premium(s) and Contract Value to one or more of the 37 subaccounts listed on the cover page. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of these subaccounts and will be reduced by Contract and portfolio company charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.


                               PREMIUM FLEXIBILITY

- MINIMUM PREMIUM. This Contract requires you to pay an initial premium of at least $500. The initial premium is the only premium we require you to pay.

- FLEXIBLE PREMIUMS. You can pay additional premiums of $500 or more ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit) at any time before the annuity start date. We may limit the total premium(s) paid to us during any Contract year. You may also choose to have premiums deducted directly from your bank account.

- RIGHT-TO-EXAMINE PERIOD. You may cancel your Contract for a refund during the "right-to-examine period" by returning it to our Home Office. In most states, the right-to-examine period expires 10 days after you receive the issued Contract. If you decide to cancel the Contract during the right-to-examine period, we will generally refund an amount equal to the greater of Contract Value at the end of the business day on which we receive the returned Contract at our Home Office or the sum of all premiums you have paid into the Contract. The terms of the right-to-examine period may be different for Contract owners over age 60 who purchase their Contract in California.


- HOW TO INVEST. You may obtain a Contract application from your licensed Farmers agent who is also a registered representative. We will not issue a Contract if you are older than age 90 on the issue date.

                                  DEATH BENEFIT


- STANDARD DEATH BENEFIT. Unless you purchase the optional Guaranteed Minimum Death Benefit rider, we will pay the standard death benefit to the beneficiary on the death of either any owner or the last surviving annuitant before the annuity start date. If the last surviving annuitant (or an owner who is an annuitant) dies before his or her 80th birthday, we will pay the standard death benefit, which equals the greater of:


      - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method; or

      - the minimum death benefit totaling the sum of all premiums paid, minus proportional reductions for withdrawals.


      In all other cases (including the death of an owner who is not an annuitant), the standard death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method.



- OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT. On your application, you may select for an additional fee the optional Guaranteed Minimum Death Benefit. This rider may not be available in all states, and may vary by state. The Guaranteed Minimum Death Benefit provides an enhanced death benefit only if the last surviving annuitant dies before the annuity start date and before any owner dies. This enhanced death benefit is payable on the death of an owner only if that owner is the first owner to die and is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. If you select this benefit, we will deduct a substantial additional daily charge from the subaccounts at an annual rate of 0.25%.


- On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:

      -     the standard death benefit described above;

      - premiums you paid accumulated daily with interest compounded at 4% per year until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday; minus proportional reductions for withdrawals; or

      - the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

      A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant's 80th birthday. See "Death Benefits."


- DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE. Upon the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option you selected.

                        PARTIAL WITHDRAWALS AND SURRENDER

- PARTIAL WITHDRAWALS. At any time during the pay-in period, you may submit a written request to withdraw part of your cash value, subject to the following rules. A partial withdrawal may have adverse tax consequences.

      - You may make only 1 withdrawal each calendar quarter. |X| You must request at least $100.

      - You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

      -     Surrender charges may apply.

      - Your access to amounts held in qualified Contracts may be restricted or prohibited.

- SURRENDER. At any time during the pay-in period, you may submit a written request to surrender your Contract and receive its cash value (that is, the Contract Value minus any surrender charge, minus any premium taxes not previously deducted, and minus the Records Maintenance Charge, unless waived). A surrender may have adverse tax consequences and be subject to a surrender charge. Your access to amounts held in qualified Contracts may be restricted or prohibited.

- SURRENDER CHARGE. We calculate the surrender charge on surrenders and partial withdrawals from the date you made the premium payment(s) being withdrawn. The surrender charge applies during the entire seven year period following each premium payment, and will vary depending on the number of years since you made the premium payment(s) being withdrawn.

NUMBER OF COMPLETE YEARS
  FROM DATE OF PREMIUM
        PAYMENT:              0      1     2      3      4      5      6     7+
     SURRENDER CHARGE:        7%     6%    5%     5%     4%     3%     2%    0

      We do not assess a surrender charge on:

      -     the death benefit;

      - the withdrawal of premium payments you paid us more than seven years ago;


      - withdrawals that qualify under the waiver of surrender charge riders as extended hospitalization or confinement to a skilled nursing facility or terminal illness (see "Surrender Charge");



      -     the free withdrawal amount; or



      -     free-look refunds.


      Each Contract year, you may withdraw the free withdrawal amount, which is an amount up to the greater of:

      - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

      - 10% of the Contract Value determined at the time the withdrawal is requested.

- SYSTEMATIC PAYMENT PLAN. You may elect our a systematic withdrawal plan option whereby, after the first Contract year, you may receive periodic payments of at least $100 on a monthly basis during the pay-in period.

                                    TRANSFERS


- At any time during the pay-in period and after the right-to-examine period, you may make an unlimited number of transfers from and among the separate accounts. You may make one transfer each Contract year from the fixed account.



- THIS CONTRACT AND THE UNDERLYING PORTFOLIOS ARE NOT DESIGNED FOR MARKET TIMERS. However, there is no assurance that we will be able to identify and prevent all market timing and other forms of disruptive trading in the Contract and the underlying portfolios. For a discussion of our policies and procedures on market timing and of the potential costs and risks to you that can result if market timing or disruptive trading occurs in the underlying portfolios, see "Policy and Procedures Regarding Disruptive Trading and Market Timing" below.


- Your transfer from the subaccounts or the fixed account must be a minimum of $100 or the total value in a subaccount or fixed account, if less.

- Your Contract Value remaining in a subaccount or the fixed account after a transfer must be at least $500, or we will transfer the total value.

- You can make a transfer from the fixed account only during the 30 days following a Contract anniversary. o You cannot make a transfer from any subaccount to the fixed account during the 6 month period following any transfer from the fixed account into one or more subaccounts.

- We charge $25 for the 13th and each additional transfer during a Contract year. Transfers made under the asset rebalancing or dollar cost averaging programs do not count toward the 12 free transfers.

- AUTOMATIC ASSET REBALANCING PROGRAM. Under the Automatic Asset Rebalancing ("AAR") program, we will automatically transfer amounts among the subaccounts each quarter to reflect your most recent instructions for allocating premiums. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers permitted each Contract year.

- DOLLAR COST AVERAGING PROGRAM. The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. The minimum transfer amount is $100. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers permitted each Contract year.

                               ANNUITY PROVISIONS

- ANNUITY OPTIONS. You may receive income payments under one of three fixed annuity options beginning on the annuity start date you select. The final annuity date, which is latest annuity start date you may select, is the Contract anniversary when the oldest annuitant is age 95. You may receive income payments for a specific period of time, or for life with or without a guaranteed number of payments.

- We will use your cash value on the annuity start date to calculate the amount of your income payments under the annuity option you choose.

                               FEDERAL TAX STATUS

      Generally, a Contract's earnings are not taxed until you take them out. For Federal tax purposes, if you take money out of a non-qualified Contract during the pay-in period, including a surrender or partial withdrawal payment, earnings come out first and are taxed as ordinary income. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on earnings. The annuity payments you receive during the payout phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the Contract" has been fully recovered.

      Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a surrender or full withdrawal. For a further discussion of the Federal tax status of variable annuity contracts, see "Federal Tax Status."

                                    INQUIRIES

      If you need additional information, please contact us at:

           Service Center
           P.O. Box 724208
           Atlanta, Georgia 31139
           Phone: 1-877-376-8008 (toll-free)
           8:00 a.m. to 6:00 p.m. Eastern Time

FEE TABLE

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer Contract Value between the subaccounts and/or the fixed account. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Premium Payments                                    None
Maximum Surrender Charge (as a percentage
   of your premium payment)(1)                                                7%
Transfer Fee(2)                                  $25 after 12 transfers per year

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

Records Maintenance Charge(3)                                           $  30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)

With Both the Guaranteed Minimum Death Benefit and the Guaranteed
  Retirement Income Benefit(4)
     Mortality and Expense Risk Charge ..............................    1.45%
     Administrative Charge...........................................    0.20%
                                                                         ----
     Total Variable Account Annual Expenses..........................    1.65%

With Either the Guaranteed Minimum Death Benefit or the Guaranteed
  Retirement Income Benefit(4)
     Mortality and Expense Risk Charge...............................    1.20%
     Administrative Charge...........................................    0.20%
                                                                         ----
     Total Variable Account Annual Expenses..........................    1.40%

With Standard Death Benefit Only
     Mortality and Expense Risk Charge...............................    0.95%
     Administrative Charge...........................................    0.20%
                                                                         ----
     Total Variable Account Annual Expenses..........................    1.15%

-----------------------------
(1) We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.

(2) We do not assess transfer fees on transfers under the dollar cost averaging or Automatic Asset Rebalancing programs. Transfers under these programs do not count toward the twelve free transfers permitted each Contract year.

(3) We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.

(4) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

      The following table shows the range of portfolio fees and expenses for the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in the future. You can obtain more detailed information concerning each portfolio's fees and expenses in the prospectus for each portfolio.



RANGE OF ANNUAL OPERATING EXPENSES FOR THE PORTFOLIOS DURING 2004(1)



                                                              LOWEST    HIGHEST
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all
expenses that are deducted from portfolio assets, including
management fees, 12b-1 fees, and other expenses)               0.20%      1.79%



(1) The portfolio expenses used to prepare this table were provided to Farmers by the fund(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004. Current or future expenses may be greater or less than those shown.



      The next table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2004.



ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets as a percentage of average daily net assets in the portfolios as of December 31, 2004):



                                                                                                  CONTRACTUAL
                                                                                                  FEE WAIVER
                                                                                         GROSS        OR
                                                                                         TOTAL     EXPENSE      TOTAL
                                                          MANAGEMENT  12b-1    OTHER     ANNUAL    REIMBURSE-   ANNUAL
                     PORTFOLIO                               FEES     FEES(1) EXPENSES  EXPENSES      MENT     EXPENSES
-------------------------------------------------------   ----------  ------- --------  --------  -----------  --------
CALVERT VARIABLE SERIES, INC.
  CVS Social Small Cap Growth Portfolio(2)                   1.00%     N/A      0.39%     1.39%       N/A        1.39%

DREYFUS VARIABLE INVESTMENT FUND
(SERVICE CLASS SHARES)
  Developing Leaders Portfolio                               0.75%    0.25%     0.04%     1.04%       N/A        1.04%
  Quality Bond Portfolio                                     0.65%    0.25%     0.09%     0.99%       N/A        0.99%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. (SERVICE CLASS SHARES)
                                                             0.75%    0.25%     0.06%     1.06%       N/A        1.06%

FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS ("VIP") (SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio(3)                           0.58%    0.10%     0.10%     0.78%       N/A        0.78%
  Fidelity VIP Index 500 Portfolio(4)                        0.10%    0.10%     0.00%     0.20%       N/A        0.20%
  Fidelity VIP Mid Cap Portfolio(3)                          0.57%    0.10%     0.14%     0.81%       N/A        0.81%

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CLASS 2 SHARES)
  Franklin Small-Mid Cap Growth
  Securities Fund (formerly Franklin
  Small Cap Fund)(5) (6)                                     0.48%    0.25%     0.29%     1.02%      0.03%       0.99%
Franklin Small Cap Value Securities Fund(5)(6)               0.53%    0.25%     0.18%     0.96%      0.04%       0.92%
  Templeton Developing Markets Securities Fund               1.25%    0.25%     0.29%     1.79%       N/A        1.79%
  Templeton Global Asset Allocation Fund(6)                  0.61%    0.25%     0.24%     1.10%      0.01%       1.09%

                                                                                                   CONTRACTUAL
                                                                                                   FEE WAIVER
                                                                                          GROSS        OR
                                                                                          TOTAL     EXPENSE      TOTAL
                                                          MANAGEMENT  12b-1     OTHER     ANNUAL    REIMBURSE-   ANNUAL
                     PORTFOLIO                               FEES     FEES(1)  EXPENSES  EXPENSES      MENT     EXPENSES
-------------------------------------------------------   ----------  -------  --------  --------  -----------  --------
GOLDMAN SACHS VARIABLE INSURANCE TRUST(7)
  Goldman Sachs VIT Capital Growth Fund                      0.75%     N/A       0.14%     0.89%       N/A        0.89%
  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund           0.75%     N/A       0.22%     0.97%       N/A        0.97%
  Goldman Sachs VIT Mid Cap Value Fund(8)                    0.80%     N/A       0.08%     0.88%       N/A        0.88%

JANUS ASPEN SERIES
  Janus Aspen Balanced Portfolio
    (Service Shares)                                         0.55%    0.25%      0.01%     0.81%       N/A        0.81%
  Janus Aspen Forty Portfolio (formerly Janus Aspen
    Capital Appreciation Portfolio) (Institutional
    Shares)                                                  0.64%     N/A       0.02%     0.66%       N/A        0.66%
  Janus Aspen Mid Cap Growth Portfolio (Service Shares)      0.64%    0.25%      0.01%     0.90%       N/A        0.90%

PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS SHARES)
  PIMCO VIT Foreign Bond Portfolio
   (U.S. Dollar-Hedged)(9)                                   0.25%    0.15%      0.50%     0.90%       N/A        0.90%
  PIMCO VIT Low Duration Portfolio(10)                       0.25%    0.15%      0.25%     0.65%       N/A        0.65%

SCUDDER VARIABLE SERIES I (CLASS A SHARES)(11)
  Scudder Bond Portfolio                                     0.48%     N/A       0.12%     0.60%       N/A        0.60%
  Scudder Global Discovery Portfolio                         0.98%     N/A       0.20%     1.18%       N/A        1.18%
  Scudder Growth and Income Portfolio                        0.47%     N/A       0.07%     0.54%       N/A        0.54%
  Scudder International Portfolio                            0.87%     N/A       0.17%     1.04%       N/A        1.04%
  Scudder Money Market Portfolio                             0.37%     N/A       0.16%     0.53%       N/A        0.53%

SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government & Agency Securities Portfolio           0.55%     N/A       0.06%     0.61%       N/A        0.61%
  Scudder High Income Portfolio                              0.60%     N/A       0.06%     0.66%       N/A        0.66%
  Scudder Small Cap Growth Portfolio                         0.65%     N/A       0.06%     0.71%       N/A        0.71%
  SVS Dreman High Return Equity Portfolio(12)                0.73%     N/A       0.05%     0.78%       N/A        0.78%

WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund                                      0.62%    0.25%      0.05%     0.92%       N/A        0.92%
  WM Mid Cap Stock Fund                                      0.75%    0.25%      0.06%     1.06%       N/A        1.06%
  WM Small Cap Growth Fund                                   0.87%    0.25%      0.11%     1.23%       N/A        1.23%
  WM West Coast Equity Fund                                  0.62%    0.25%      0.07%     0.94%       N/A        0.94%

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(13)
  WM SAM Balanced Portfolio                                  0.10%    0.25%      0.93%     1.28%       N/A        1.28%
  WM SAM Conservative Balanced Portfolio                     0.10%    0.25%      0.91%     1.26%       N/A        1.26%

                                                                                                   CONTRACTUAL
                                                                                                   FEE WAIVER
                                                                                          GROSS        OR
                                                                                          TOTAL     EXPENSE      TOTAL
                                                          MANAGEMENT  12b-1     OTHER     ANNUAL    REIMBURSE-   ANNUAL
                     PORTFOLIO                               FEES     FEES(1)  EXPENSES  EXPENSES      MENT     EXPENSES
-------------------------------------------------------   ----------  -------  --------  --------  -----------  --------
WM SAM Conservative Growth Portfolio                         0.10%    0.25%      0.99%     1.34%       N/A        1.34%
WM SAM Flexible Income Portfolio                             0.10%    0.25%      0.81%     1.16%       N/A        1.16%
WM SAM Strategic Growth Portfolio                            0.10%    0.25%      1.04%     1.39%       N/A        1.39%



(1) The 12b-1 distribution plan is described in the Portfolios' prospectus and/or statement of additional information. Because the 12b-1 fees are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.



(2) The Total Annual Expenses for the Calvert Social Small Cap Growth Portfolio reflect an indirect fee and fees before waivers resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits were used to reduce the Portfolio's expenses. The net operating expenses after reductions for fees paid indirectly and fee waivers was 1.31% during 2004. This fee waiver may be discontinued at any time. Management fees include the subadvisory fees paid by the Portfolio's advisor ("Calvert") to the subadvisors and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.



(3) A portion of the brokerage expenses that the Fidelity VIP Growth Portfolio and Fidelity VIP Mid Cap Portfolio paid may be reimbursed and was used to reduce each Portfolio's expenses. In addition, through arrangements with each Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce each Portfolio's custodian expenses. After taking into account these voluntary offsets, the Total Annual Expenses for the Fidelity VIP Growth Portfolio and Fidelity VIP Mid Cap Portfolio was 0.75% and 0.78%, respectively, during 2004. These offsets may be discontinued at any time.



(4) Management fees for the Fidelity VIP Index 500 Portfolio have been reduced to 0.10%, and Portfolio expenses are limited to 0.20% (excluding interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio's shareholders and board of trustees. Thus, the expense limit is now required by contract.



(5) While the maximum amount payable under the Franklin Small-Mid Cap Growth Securities Fund's and Franklin Small Cap Value Securities Fund's Class 2 Shares 12b-1 plan is 0.35% per year of the Funds' average annual net assets, the Funds' Board of Trustees has set the 12b-1 rate at 0.25% of the Funds' average daily net assets until May 1, 2006.



(6) The manager of the Franklin Small-Mid Cap Fund, the Franklin Small Cap Value Securities Fund, and the Templeton Global Asset Allocation Fund has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the SEC.



(7) "Other Expenses" for the Goldman Sachs Variable Insurance Trust include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund plus all other ordinary expenses not detailed above. Additionally, the adviser for the Portfolios has voluntarily agreed to limit "Other Expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the average daily net assets of the Goldman Sachs VIT Capital Growth Fund and Goldman Sachs VIT CORE(SM) Small Cap Equity Fund. The annual expenses for the Goldman Sachs VIT CORE(SM) Small Cap Equity Fund after the fee reimbursements were 0.90% during 2004. The adviser has agreed to maintain these expense limitations through June 30, 2005. This expense limitation may be discontinued at any time after that date. Such expense reimbursements, if any, are computed daily and paid monthly.



(8) The "Other Expenses" for the Goldman Sachs Mid Cap Value Fund's transfer agency fees and expenses equal on an annualized basis to ) 0.04% of the average daily net assets of the Fund plus all ordinary expenses not detailed above. The Fund's investment adviser has voluntarily agreed to limit "Other Expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets. The Fund's investment adviser may waive or modify the expense limitation for the Fund, at its discretion, at any time. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the investment adviser for prior fiscal year expense, if any. The expense limitation for this Fund may be discontinued or modified by the adviser at its discretion at anytime.



(9) "Other Expenses" for the PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) reflect an administrative fee of 0.50% and interest expense. Interest expense is generally incurred as a result of investment management activities.



(10) "Other Expenses" for the PIMCO VIT Low Duration Portfolio reflect an administrative fee of 0.25%.



(11) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit the Total Annual Expenses of the Portfolios to the following amounts:
     Scudder Bond Portfolio (0.71%), Scudder Global Discovery (1.24%), Scudder International (1.37%), and Scudder Money Market (0.68%), and have agreed for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit the Total Annual Expenses of the Scudder Growth and Income Portfolio to 0.54%. The portfolio fees and expenses for the Scudder Growth and Income Portfolio have been restated and estimated to reflect expenses expected upon the consummation of the merger of the Scudder Focus Value + Growth Portfolio into the Scudder Growth and Income Portfolio.

(12) The investment manager, the underwriter, and the accounting agent of the SVS Dreman High Return Equity Portfolio, pursuant to their respective agreements with Scudder Variable Series II, have contractually agreed for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit the "Total Annual Expenses" of SVS Dreman High Return Equity Portfolio to 0.87% of the Portfolio's average net assets.



(13) Each WM SAM Portfolio is an asset-allocation "fund of funds" that typically allocates its assets, within predetermined percentage ranges, among certain Funds of the WM Variable Trust and the WM High Yield Fund (the "Funds"). Each Portfolio has its own set of operating expenses, as does each of the Funds in which it invests. If you choose to invest in one of the WM SAM Portfolios subaccounts, you will be responsible for the indirect expense of the applicable WM SAM Portfolio as well as those of its Funds. Each WM SAM Portfolio indirectly bears a proportionate share of the applicable expenses of the Funds (including management fees) and is a shareholder of the Funds. Depending on which Funds are held by a WM SAM Portfolio and in what proportion, the fees will vary over time. "Other Expenses" and "Total Annual Expenses" show combined annual expenses for each WM SAM Portfolio and the Funds in which the Portfolio invests. The expenses shown assume a constant allocation by each Portfolio of its assets among the Funds identical to such Portfolio's actual allocation at December 31, 2004. A Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Funds, and the expenses of the Fund and of the Portfolio.

                                 REDEMPTION FEES



      A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the portfolio prospectus.


      The expenses shown above are deducted by each underlying portfolio before the portfolio provides us with its daily net asset value. We then deduct applicable variable account charges from the net asset value to calculate the unit value of the corresponding subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the portfolios was provided to us by the portfolios and was not independently verified by us.

                           EXAMPLE OF MAXIMUM CHARGES


      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including transaction expenses, the Records Maintenance Charge of $30, the Variable Account charges of 1.65%, and maximum Annual Portfolio Operating Expenses of 1.79%.


      The Example assumes that you invested $10,000 in the portfolio with the highest expenses, chose the riders with the highest costs, and stayed in those options under the Contract for the time periods indicated. The Example also assumes that your investment earned a steady 5% return each year. Based on these assumptions, your costs would be:

(1) If you surrender or annuitize the Contract at the end of the applicable time period:


1 year            3 years           5 years          10 years
$ 950             $ 1,522           $ 2,190           $ 3,776


(2) If you do not surrender or annuitize the Contract at the end of the applicable time period:


1 year            3 years           5 years          10 years
$ 353             $ 1,074           $ 1,818           $ 3,776



      The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The Record Maintenance Charge of $30 is reflected as an annual charge of 0.062% that is determined by dividing total Record Maintenance Charges collected during 2004 ($134,370) by total average net assets attributable to the Contract during 2004 ($217,996,403).


      Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

                               DISTRIBUTION COSTS

      For information concerning the compensation paid for the sale of the Contracts, see "Distribution of the Contracts."

                         CONDENSED FINANCIAL INFORMATION


      In Appendix A, we have included a financial history of two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values (that reflect the middle level of Variable Account Annual Expenses) are included in the SAI.Farmers New World Life Insurance Company and the Fixed Account

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

      Farmers New World Life Insurance Company ("Farmers") is the stock life insurance company issuing the Contract. We are obligated to pay all benefits under the Contracts. Farmers is located at 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Contract and under other variable annuity contracts Farmers may issue. Farmers' general account supports the fixed account under the Contract.

      Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. ("FGI"). FGI is a stock holding and management company. The ultimate controlling parents of FGI are Allied Zurich p.l.c., a United Kingdom company, and Zurich Allied AG, a Swiss company. Allied Zurich p.l.c. and Zurich Allied AG are traded in certain European markets, but are not publicly traded in the U.S.

      Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 48 states and the District of Columbia. The states where Farmers is not licensed are Alaska and New York.

                                THE FIXED ACCOUNT

      You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal accumulating at a specified rate of interest that will be reduced by deductions for fees and expenses. The fixed account is part of Farmers' general account. We use our general account assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. Subject to applicable law, Farmers has sole discretion over investment of the fixed account's assets. Farmers bears the full investment risk for all amounts contributed to the fixed account. Farmers guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective annual rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

      Money you place in the fixed account will earn interest that is compounded annually and accrues daily at the current interest rate in effect at the time of your allocation. We intend to credit the fixed account with interest at the current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

      The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

      We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

      We currently allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges for the monthly deduction on a last in, first out basis ("LIFO") for the purpose of crediting interest.

      The fixed account is not registered with the Securities and Exchange Commission ("SEC"). The disclosures included in this prospectus about the fixed account are for your information and have not been reviewed by the staff of the SEC. However, fixed account disclosure may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

THE VARIABLE ACCOUNT AND THE PORTFOLIOS

                              THE VARIABLE ACCOUNT

      Farmers established the Farmers Annuity Separate Account A (the "variable account") as a variable account under the law of the state of Washington on April 6, 1999. Farmers owns the assets in the variable account. The variable account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and qualifies as a "separate account" within the meaning of the Federal securities laws. The variable account will receive and invest premium payments paid under the Contracts and under other variable annuity contracts we may issue in the future.

      The income, gains and losses, realized or unrealized, from assets allocated to the variable account shall be credited to or charged against the variable account, without regard to other income, gains or losses of any other account we own or arising out of any other business we may conduct.

      Although we own the assets in the variable account, these assets are held separately from our other assets and are not part of our general account. The portion of the assets of the variable account equal to the required reserves and other contract liabilities of the variable account are not chargeable with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the variable account that are in excess of such reserves and other liabilities.

      The variable account is divided into subaccounts, each of which invests in shares of a portfolio of a fund. The variable account is subject to the laws of the State of Washington, which regulate the operations of insurance companies domiciled in Washington.

      CHANGES TO THE VARIABLE ACCOUNT. We reserve the right in our sole discretion, and subject to applicable law, to add, close, remove, or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. In addition, we reserve the right to modify provisions of the Contract to reflect changes to the subaccounts and the variable account and to comply with applicable law. Some of these future changes may be the result of changes in applicable laws or interpretation of the law. You may obtain additional information regarding the substitutions of investments and resolving conflicts among funds in the SAI. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

                                 THE PORTFOLIOS

      Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio. Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the funds by the SEC.

      The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

      Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

      Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Contract. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Contract.


      An investment in a subaccount, or in any portfolio, including the Scudder Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to insurance charges, the yields on the money market subaccount may become extremely low and possibly negative.


                     INVESTMENT OBJECTIVES OF THE PORTFOLIOS


      The following table summarizes each portfolio's investment objective(s) and policies. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(s). YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF THE RISKS, CONDITIONS OF INVESTING, AND FEES AND EXPENSES OF EACH PORTFOLIO IN THE PROSPECTUSES FOR THE PORTFOLIOS THAT ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY.



    PORTFOLIO                INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------- ---------------------------------------------------------
CVS SOCIAL SMALL CAP   Seeks to provide long-term capital appreciation by
GROWTH PORTFOLIO       investing primarily in small cap stocks (currently those
                       with a total capitalization of less than $2 billion at
                       the time of the Fund's initial investment) that meet the
                       Fund's investment and social criteria. Investment adviser
                       is Calvert Asset Management Company, Inc. The sub-advisor
                       is Awad Asset Management, Inc.

DREYFUS VIF DEVELOPING Seeks capital growth. Investment adviser is The Dreyfus
LEADERS PORTFOLIO      Corporation.
(SERVICE CLASS)

DREYFUS VIF QUALITY    Seeks to maximize total return, consisting of capital
BOND PORTFOLIO         appreciation and current income. Investment adviser is
(SERVICE CLASS)        The Dreyfus Corporation.

THE DREYFUS SOCIALLY   Seeks to provide capital growth, with current income as a
RESPONSIBLE GROWTH     secondary goal. Investment adviser is The Dreyfus
FUND, INC.             Corporation.
(SERVICE CLASS)

FIDELITY VIP GROWTH    Seeks to achieve capital appreciation. Investment adviser
PORTFOLIO              is Fidelity Management & Research Company. The
(SERVICE CLASS)        sub-advisor is FMR Co., Inc.

FIDELITY VIP INDEX 500 Seeks investment results that correspond to the total
PORTFOLIO              return of common stocks publicly traded in the United
(SERVICE CLASS)        States, as represented by the Standard & Poor's 500(SM)
                       Index. Investment adviser is Fidelity Management &
                       Research Company. The sub-advisers are Geode Capital
                       Management, LLC (Geode) and FMR Co., Inc (FMRC).

FIDELITY VIP MID CAP   Seeks long-term growth of capital. Investment adviser is
PORTFOLIO              Fidelity Management & Research Company.
(SERVICE CLASS)

FRANKLIN SMALL-MID CAP Seeks long-term capital growth. Investment adviser is GROWTH SECURITIES FUND Franklin Advisers, Inc.
(FORMERLY FRANKLIN
SMALL CAP FUND)
(CLASS 2)

FRANKLIN SMALL CAP     Seeks long-term total return. Investment adviser is
VALUE SECURITIES       Franklin Advisory Services, LLC.
FUND (CLASS 2)

TEMPLETON DEVELOPING   Seeks long-term capital appreciation. Investment adviser
MARKETS SECURITIES     is Templeton Asset Management Ltd.
FUND (CLASS 2)

TEMPLETON GLOBAL ASSET Seeks high total return. Investment adviser is Templeton
ALLOCATION FUND        Investment Counsel, LLC. The sub-adviser is Franklin
(CLASS 2)              Advisers, Inc.

    PORTFOLIO                INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------- ---------------------------------------------------------
GOLDMAN SACHS CAPITAL  Seeks long-term growth of capital. Investment adviser is
GROWTH FUND            Goldman Sachs Asset Management, L.P.

GOLDMAN SACHS CORE(SM) Seeks long-term growth of capital. Investment adviser is SMALL CAP EQUITY FUND Goldman Sachs Asset Management, L.P.

GOLDMAN SACHS MID CAP  Seeks long-term capital appreciation. Investment adviser
VALUE FUND             is Goldman Sachs Asset Management, L.P.

JANUS ASPEN BALANCED   Seeks long-term capital growth, consistent with
PORTFOLIO              preservation of capital and balanced by current income.
(SERVICE SHARES)       Investment adviser is Janus Capital Management LLC.

JANUS ASPEN FORTY      Seeks long-term growth of capital. Investment adviser is
PORTFOLIO (FORMERLY    Janus Capital Management LLC.
JANUS ASPEN CAPITAL
APPRECIATION
PORTFOLIO)
(INSTITUTIONAL SHARES)

JANUS ASPEN MID CAP    Seeks long-term growth of capital. Investment adviser is
GROWTH PORTFOLIO       Janus Capital Management LLC.
(SERVICE SHARES)

PIMCO FOREIGN BOND     Seeks maximum total return, consistent with preservation
PORTFOLIO              of capital and prudent investment management. Investment
(U.S. DOLLAR-HEDGED)   adviser is Pacific Investment Management Company LLC.
(ADMINISTRATIVE CLASS)

PIMCO LOW DURATION     Seeks maximum total return, consistent with preservation
(ADMINISTRATIVE CLASS) of capital and prudent investment management. Investment adviser is Pacific Investment Management Company LLC.

SCUDDER BOND PORTFOLIO Seeks to provide a high level of income consistent with a
(CLASS A)              high quality portfolio of debt securities. Investment
                       adviser is Deutsche Investment Management Americas Inc.
                       Subadviser is Deutsche Asset Management Services, Ltd.

SCUDDER GLOBAL         Seeks above-average capital appreciation over the long
DISCOVERY PORTFOLIO    term. Investment adviser is Deutsche Investment
(CLASS A)              Management Americas Inc.

SCUDDER GROWTH AND     Seeks long-term growth of capital, current income and
INCOME PORTFOLIO       growth of income. Investment adviser is Deutsche
(CLASS A)              Investment Management Americas Inc.

SCUDDER INTERNATIONAL  Seeks long-term growth of capital primarily through
PORTFOLIO (CLASS A)    diversified holdings of marketable foreign equity
                       investments. Investment adviser is Deutsche Investment
                       Management Americas Inc. The subadviser is Deutsche Asset
                       Management Services Ltd.

SCUDDER MONEY MARKET   Seeks to maintain the stability of capital and,
PORTFOLIO (CLASS A)    consistent therewith, to maintain the liquidity of
                       capital and to provide current income. Investment adviser
                       is Deutsche Investment Management Americas Inc.

SCUDDER GOVERNMENT &   Seeks high current income consistent with preservation of
AGENCY SECURITIES      capital. Investment adviser is Deutsche Investment
PORTFOLIO (CLASS A)    Management Americas Inc.

SCUDDER HIGH INCOME    Seeks to provide a high level of current income.
PORTFOLIO              Investment adviser is Deutsche Investment Management
(CLASS A)              Americas Inc.

SCUDDER SMALL CAP      Seeks maximum appreciation of investors' capital.
GROWTH PORTFOLIO       Investment adviser is Deutsche Investment Management
(CLASS A)              Americas Inc.

SVS DREMAN HIGH RETURN Seeks to achieve a high rate of total return. Investment
EQUITY PORTFOLIO       adviser is Deutsche Investment Management Americas Inc.
(CLASS A)              The subadviser is Dreman Value Management L.L.C.

    PORTFOLIO                INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------- ---------------------------------------------------------
WM EQUITY INCOME FUND  Seeks to provide a relatively high level of current
(CLASS 2 SHARES)       income and long-term growth of income and capital.
                       Investment adviser is WM Advisors, Inc.

WM MID CAP STOCK FUND  Seeks to provide long-term capital appreciation.
(CLASS 2 SHARES)       Investment adviser is WM Advisors, Inc.

WM SMALL CAP GROWTH    Seeks to provide long-term capital appreciation.
FUND (CLASS 2 SHARES)  Investment adviser is WM Advisors, Inc.

WM WEST COAST          Seeks to provide long-term growth of capital. Investment
EQUITY FUND            adviser is WM Advisors, Inc.
(CLASS 2 SHARES)

WM SAM BALANCED        Seeks to provide as high a level of total return
PORTFOLIO (CLASS 2)    (consisting of reinvested income and capital
                       appreciation) as is consistent with reasonable risk. In
                       general, relative to the other portfolios, the Balanced
                       Portfolio should offer you the potential for a medium
                       level of income and a medium level of capital growth,
                       while exposing you to a medium level of principal risk.
                       Investment adviser is WM Advisors, Inc.

WM SAM CONSERVATIVE    Seeks to provide a high level of total return (consisting
BALANCED PORTFOLIO     of reinvestment of income and capital appreciation)
(CLASS 2)              consistent with a moderate degree of principal risk. In
                       general, relative to the other portfolios, the
                       Conservative Balanced Portfolio should offer you the
                       potential for a medium to high level of income and a
                       medium to low level of capital growth, while exposing you
                       to a medium to low level of principal risk. Investment
                       adviser is WM Advisors, Inc.

WM SAM CONSERVATIVE    Seeks to provide long-term capital appreciation. In
GROWTH PORTFOLIO       general, relative to the other portfolios, the
(CLASS 2)              Conservative Growth Portfolio should offer you the
                       potential for a low to medium level of income and a
                       medium to high level of capital growth, while exposing
                       you to a medium to high level of principal risk.
                       Investment adviser is WM Advisors, Inc.

WM SAM FLEXIBLE INCOME Seeks to provide a high level of total return (consisting
PORTFOLIO (CLASS 2)    of reinvestment of income with some capital
                       appreciation). In general, relative to the other
                       portfolios, the Flexible Income Portfolio should offer
                       you the potential for a high level of income and a low
                       level of capital growth, while exposing you to a low
                       level of principal risk. Investment adviser is WM
                       Advisors, Inc.

WM SAM STRATEGIC       Seeks to provide long-term capital appreciation. In
GROWTH PORTFOLIO       general, relative to the other portfolios, the Strategic
(CLASS 2)              Growth Portfolio should offer you the potential for a
                       high level of capital growth, and a corresponding level
                       of principal risk. Investment adviser is WM Advisors,
                       Inc.


      In addition to the variable account, the funds may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies as well as to qualified plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the funds simultaneously. Although neither Farmers, nor the mutual funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund's Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions given by those variable life insurance owners and those given by variable annuity contract owners.

      If a fund's Board of Directors (or Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Farmers will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

      PLEASE READ THE ATTACHED PROSPECTUSES FOR THE PORTFOLIOS TO OBTAIN MORE COMPLETE INFORMATION BEFORE YOU INVEST.


                           SELECTION OF THE PORTFOLIOS



      The portfolios offered through the Contracts are selected by Farmers, and Farmers may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's (and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the portfolio or one of its service providers (e.g., the investment adviser) will compensate us for administrative, marketing, and support services that would otherwise be provided by the portfolio, or its service providers, or whether the portfolios adviser was an affiliate.



      You are responsible for choosing to invest in the portfolios and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the subaccounts, you should carefully consider any decisions regarding allocations of premium and Contract Value to each subaccount.



      In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each portfolio's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the portfolio's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. After you select subaccounts in which to allocate premium or Contract Value, you should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate.



      YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.



      We do not provide investment advice and we do not recommend or endorse any of the particular portfolios available as investment options in the Contract.



      REVENUE WE RECEIVE FROM THE PORTFOLIOS AND/OR THEIR SERVICE PROVIDERS. We (and our affiliates) may directly or indirectly receive payments from the portfolios and/or their service providers (investment advisers, administrators, and/or distributors), in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:



      - RULE 12b-1 FEES. We and/or our affiliate, Farmers Financial Solutions, LLC ("FFS"), the principal underwriter and distributor for the Contracts, receive some or all of the 12b-1 fees from the portfolios that charge a 12b-1 fee. See the "Fee Table" in this Prospectus. The 12b-1 fees we and/or FFS receive are calculated as a percentage of the average daily net assets of the portfolios owned by the subaccounts available under this Contract and certain other variable insurance products that we issue.



      - ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). We and/or FFS may receive compensation from some of the portfolios' service providers for administrative and other services we perform relating to variable account operations that might otherwise have been provided by the portfolios. The amount of this compensation is based on a percentage of the average assets of the particular portfolios attributable to the Contract and to certain other variable insurance products that we issue. These percentages currently range from 0.10% to 0.25% and may be significant. Some service providers may pay us more than others.



      The chart below provides the current maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us and/or FFS on an annual basis:

                     INCOMING PAYMENTS TO FARMERS AND/OR FFS



From the following Funds and   Maximum  %     From the following Funds     Maximum %
  their Service Providers:     of assets*   and their Service Providers:   of assets*
----------------------------   ----------   ----------------------------   ----------
      Calvert                    0.15%                 Janus                  0.25%
      Dreyfus                    0.25%                 PIMCO                  0.10%
      Fidelity                   0.15%                Scudder                 0.15%
 Franklin Templeton              0.25%                  WM                    0.25%
   Goldman Sachs                 0.25%



* Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Contract and under certain other variable insurance products offered by us.



      - OTHER PAYMENTS. We and/or FFS also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the portfolio's service providers with regard to the variable insurance products we issue. The amounts are paid out of the adviser's (or affiliate's) own resources and not out of fund assets. Certain investment advisers or their affiliates may provide us and/or FFS with wholesaling services to assist us in the distribution of the Contract, may pay us and/or FFS amounts to participate in sales meetings or may reimburse our sales costs, and may provide us and/or FFS with occasional gifts, meals, tickets, or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser (or other affiliates) with increased access to us and FFS.



      Proceeds from these payments made by the portfolios, investment advisers, and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and FFS incur in promoting, issuing, distributing, and administering the Contracts.



      For further details about the compensation payments we make in connection with the sale of the Contracts, see the "Distribution of the Contracts" section below.


                         AVAILABILITY OF THE PORTFOLIOS

      We cannot guarantee that each portfolio will always be available for investment through the Contracts.

      We reserve the right, subject to applicable law, to add new portfolios or classes of portfolio shares, remove or close existing portfolios or classes of portfolio shares, or substitute portfolio shares held by any subaccount for shares of a different portfolio. New or substitute portfolios or classes of portfolio shares may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not add, remove, or substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

                       YOUR RIGHT TO VOTE PORTFOLIO SHARES


      Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as you and other Contract owners instruct, so long as such action is required by law.


      Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Contract Value you have in the subaccount that invests in that portfolio (as of a date set by the portfolio). When we solicit your vote, the number of votes you have will be calculated separately for each subaccount in which you have an investment.

      If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Contract owners advising you of the action and the reasons we took such action.

YOUR CONTRACT:  THE PAY-IN PERIOD

      The pay-in period begins when we issue your Contract and continues until the annuity start date. The pay-in period will also end if you surrender your Contract, or a death benefit is payable, before the payout period.

                              PURCHASING A CONTRACT

      To purchase a Contract, you must complete an application and send it with your initial premium to us through any authorized licensed agent who is also a registered representative of a broker-dealer having a selling agreement with the principal underwriter for the Contract, Farmers Financial Solutions, LLC. Contracts also may be sold to or in connection with retirement plans that qualify for special tax treatment.

      You may purchase a Contract with a premium payment of $500 or more. The first premium payment is the only one we require you to make.

      There may be delays in our receipt of an application that are outside of our control because of the failure of the agent to forward the application to us promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your initial premium is allocated to one or more subaccounts of the variable account and/or to the fixed account.

      We reserve the right to decline an application for any reasons subject to the requirements imposed by law in the jurisdiction where the Contract was to be issued and delivered. If we decline your application, we will refund you the full amount of any premium you have paid.


      WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in higher Federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you invested. You will have to hold the Contract for a period of time before the tax benefits will outweigh the fees assessed under this Contract.


      If you are purchasing the Contract through a tax favored arrangement, including IRAs, Roth IRAs, SIMPLE IRAs, and SEP IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.

      We will not issue you a Contract if you are older than age 90 on the issue date.

                           WHEN WE ISSUE YOUR CONTRACT

      If your application is complete and your premium payment has been received at the Service Center, we will issue your Contract within two business days of its receipt, and credit your initial premium payment to your Contract. If your application is incomplete, we will contact you and seek to complete it within five business days. If we cannot complete your application within five business days after we receive it, we will return your premium payment, unless you expressly permit us to keep it. We will credit the payment as soon as we receive all necessary application information.

      The date we credit your initial premium payment to your Contract is the issue date. In most states, on the issue date we will allocate your initial premium to the subaccounts and the fixed account as you specified on your application.

      If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right to examine period, plus 10 days. On the first business day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts and fixed account as you selected on the application.

                        TAX-FREE `SECTION 1035' EXCHANGES

      You can generally exchange one annuity for another in a `tax-free exchange' under Section 1035 of the Tax Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay Federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

                CANCELLATION - THE 10 DAY RIGHT-TO-EXAMINE PERIOD

      You have the right to cancel the Contract for any reason during the "right-to-examine period" by returning it to our Home Office at Mercer Island, Washington. In most states, the right-to-examine period expires 10 days after you receive the Contract. This period will be longer if required by state law. If you decide to cancel the Contract during the right-to-examine period, we will treat the Contract as if we never issued it.

      In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium(s) or the Contract Value on the date we receive the Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rates. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void.


      CONTRACTS SOLD IN CALIFORNIA. If you purchase your Contract in California, and are 60 years of age or older at the time, the right-to-examine period lasts for 30 days from the date you receive the Contract. You may cancel the Contract at any time during the right-to-examine period by returning it to our Home Office at Mercer Island, Washington or to the agent who sold you the Contract.



      During the 30-day right-to-examine period (plus 10 days), we will place your premium in the fixed account, unless you specifically direct that we allocate your premium to the subaccounts and the fixed account you selected on the application. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rate. If your premium is placed solely in the fixed account, we will refund to you all premiums and Contract fees you paid as of the business day on which we received your cancelled Contract at our Home Office (or your agent received your cancelled Contract, if earlier).



      If you have directed that your premium be invested in the subaccounts, rather than the fixed account, during the right-to-examine period, we will refund you only the Contract Value. The Contract Value refunded will be as of the business day we receive your cancelled Contract at our Home Office (or your agent received your cancelled Contract, if earlier). Any amounts refunded will reflect the investment performance of the subaccounts you selected, and the fees and charges that we deduct. YOU BEAR THE RISK THAT A REFUND OF YOUR CONTRACT VALUE COULD BE LESS THAN THE PREMIUM YOU PAID FOR THIS CONTRACT. If you decide to cancel this Contract after the right-to-examine period has expired, you will pay surrender charges on that transaction.

                                STATE VARIATIONS


      Any state variations in the Contract are described in a special Contract form used in that state. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements or riders are the controlling documents. If you would like an additional copy of your Contract and its endorsements and riders, if any, contact our Service Center.


                                OWNERSHIP RIGHTS

      The Contract belongs to the owner named in the application. The owner may exercise all of the ownership rights and options described in the Contract. The annuitant is the owner unless the application specifies a different person as the owner. The owner may designate the annuitant (the person to receive the annuity payments) and beneficiary (the person to receive the death benefit when the annuitant or owner dies) in the application.

CHANGING THE OWNER

      - You may change the owner by providing a written request to us at any time while the annuitant is alive before the annuity start date.

      -     Any change in owner requires our written approval.

      - The change takes effect on the date that the written request is signed. o We are not liable for any actions we may have taken before we received the written request. o Changing the owner does not automatically change the beneficiary.

      Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.

SELECTING AND CHANGING THE BENEFICIARY

      - If you designate more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.

      - If the beneficiary dies before the owner/annuitant, then any contingent beneficiary becomes the beneficiary.

      - If both the beneficiary and contingent beneficiary die before the owner/annuitant, then we will pay the death benefit to the owner or the owner's estate once the death benefit becomes payable.

      - You can request a delay clause that provides that if the beneficiary dies within a specified number of days (maximum 180 days) following the owner's/annuitant's death, then the death benefit proceeds will be paid as if the beneficiary had died first.


      - You can change the beneficiary generally by providing us with a written request signed by the owner while the annuitant is living.


      -     The request to change the beneficiary must be signed by the owner.

      - The change in beneficiary is effective as of the date you sign the written request, subject to any action taken before we receive the request.

      - If you have named a beneficiary irrevocably, both you and the beneficiary must sign any request for change.

      - We are not liable for any actions we may have taken before we received the written request.

ASSIGNING THE CONTRACT

      -     You may assign Contract rights before the annuity start date.

      -     The owner retains any ownership rights that are not assigned.

      - The assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.

      - Claims under any assignment are subject to proof of interest and the extent of the assignment.

      - The rights of the owner and the beneficiary are subject to the rights of the assignee.

      - We are not bound by any assignment unless duplicate signed forms are filed with us.

      -     We are not responsible for the validity of any assignment.

      - We are not liable for any payment we made before we received written notice of the assignment.

      Assigning the Contract may have tax consequences. See the "Federal Tax Considerations" section of this prospectus for more information.

                             MODIFYING THE CONTRACT

      Only one of our officers may modify the Contract or waive any of our rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Contract. Upon notice to you, we may modify the Contract to:

      - conform the Contract, our operations, or the variable account's operations to the requirements of any law (or regulation issued by a government agency) to which the Contract, our company or the variable account is subject;

      - assure continued qualification of the Contract under the Federal tax laws;

      -     reflect a change in the variable account's operations.

      If we modify the Contract, we will make appropriate endorsements to the Contract. If any provision of the Contract conflicts with the laws of a jurisdiction that govern the Contract, we will amend the provision to conform with such laws.

PREMIUMS

                               PREMIUM FLEXIBILITY

      The initial premium of at least $500 is the only premium required to be paid under the Contract. You have the ability to determine the frequency of premiums you make after payment of the initial premium. You also may determine the amount and timing of each additional premium payment, except that premium payments must be at least $500 ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit). You may make premium payments at any time until the earliest of: (a) the annuity start date; (b) the date you fully withdraw all Contract Value; or (c) the date you reach age 70-1/2 for qualified Contracts (other than Roth IRAs and rollovers and transfers). You must send all premiums to our Service Center.

      We will not accept total premium payments in excess of the cumulative premium limit that is specified on your Contract specification page. The Federal Tax Code may also limit the amount of premiums you may make.

      We may decline a premium payment for any reason permitted by law.

      ELECTRONIC PAYMENTS. If you authorize electronic payment of your premiums from your bank account, the total amount of premiums being debited must be at least $300 per year. You can make electronic payments on an annual, semi-annual, quarterly, or monthly basis for the applicable fraction of at least $300, but the total for the year must add up to at least $300.

                               ALLOCATING PREMIUMS

      When you complete your application, you must instruct us to allocate your initial premium(s) to one or more subaccounts of the variable account and/or the fixed account according to the following rules.

      - You must put at least 1% (and no less than $500) of each premium in any subaccount you select or the fixed account.

      - Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.

      You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification or by telephone authorization (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation unless we receive contrary instructions. However, you may direct individual premium payments to a specific subaccount and/or to the fixed account without changing your instructions. Changing your allocation instructions will not change the way existing Contract Value is apportioned among the subaccounts or the fixed account.

      Investment returns from amounts allocated to the subaccounts will vary with the investment performance of the subaccounts and will be reduced by Contract charges. YOU BEAR THE ENTIRE RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.

      If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at the current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right-to-examine period, plus 10 days. On the first business day on or after than period, will reallocate all Contract Value from the fixed account to the subaccounts as you selected on the application.

      If your state only requires return of Contract Value in event you exercise your right to cancel the Contract, we will allocate the initial premium(s) as you instructed in the application on the issue date. The initial premium will be credited using the accumulation unit value next computed at the end of the business day that we issue your Contract. Our business day usually closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time).

      We credit any premiums you make to your Contract after the date of reallocation (or after the issue date, if applicable) using the accumulation unit value next computed at the end of a business day on which we receive them at our Service Center. Our business day closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time). If we receive your additional premium payments after the close of a business day, we will calculate and credit them as of the end of the next business day.

YOUR CONTRACT VALUES

                                 CONTRACT VALUE

YOUR CONTRACT VALUE:

      - varies from day to day, depending on the investment performance of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Contract transactions (such as additional premium payments, transfers, and partial withdrawals);

      - serves as the starting point for calculating values under a Contract;

      - equals the sum of all values in each subaccount and the fixed account;

      -     is determined on the issue date and on each business day;

      - on the issue date, equals the initial premium less any premium tax due; and

      - has no guaranteed minimum amount and may be more or less than premiums paid.

                                SUBACCOUNT VALUE

      Each subaccount's value is determined at the end of each business day. We determine your Contract's value in each subaccount by multiplying the number of units that your Contract has in the subaccount by the accumulation unit value of that subaccount at the end of the business day.

THE NUMBER OF ACCUMULATION UNITS IN ANY SUBACCOUNT ON ANY BUSINESS DAY EQUALS:

      - the initial accumulation units purchased at the unit value on the issue date; PLUS

      -     accumulation units purchased with additional premiums; PLUS

      - accumulation units purchased via transfers from another subaccount or the fixed account; MINUS

      - accumulation units redeemed to pay a pro-rata share of the Records Maintenance Charge, if assessed on that business day; MINUS

      - accumulation units redeemed to pay for partial withdrawals, and any applicable surrender charges and premium taxes; MINUS

      - accumulation units redeemed as part of a transfer to another subaccount, or the fixed account, and any applicable transfer fee.

      Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into accumulation units. We determine the number of accumulation units we credit to, or subtract from, your Contract by dividing the dollar amount of the allocation, transfer, or withdrawal, by the accumulation unit value for that subaccount at the end of the Valuation Period.

                             ACCUMULATION UNIT VALUE

      The accumulation unit value (or price) of each subaccount will reflect the investment performance of the portfolio in which the subaccount invests. The accumulation unit value of each subaccount was originally established at the value shown in Appendix A. The accumulation unit value may increase or decrease from one Valuation Period to the next. The accumulation unit value for each subaccount is recalculated at the end of each business day by multiplying the accumulation unit value at the end of the immediately preceding business day by the Net Investment Factor for the business day for which the value is being determined. The new accumulation unit value reflects the investment performance of the underlying portfolio, and the daily deduction of: (i) the mortality and expense risk charge, (ii) any charge for enhanced benefit riders, and (iii) the daily administrative charge during each Valuation Period. For information on computing the Net Investment Factor, see the SAI.

      We determine a separate accumulation unit value for each subaccount. We will also determine separate sets of accumulation unit value reflecting the costs of the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit.

                               FIXED ACCOUNT VALUE

      On the issue date, your fixed account value is equal to the premiums paid.

YOUR FIXED ACCOUNT VALUE AT THE END OF ANY VALUATION PERIOD (BEFORE THE ANNUITY START DATE) IS EQUAL TO:

      -     the total of premiums allocated to the fixed account; MINUS

      -     any applicable premium taxes; PLUS

      -     amounts transferred from the subaccounts; INCREASED BY

      -     any credited interest; AND DECREASED BY

      - any transfers and withdrawals from the fixed account, and by any charges deducted from the fixed account.

      Your Contract's guaranteed minimum fixed account value will not be less than the minimum values required by the state where we deliver your Contract.

FEES AND CHARGES

      This section describes the fees and charges that we make under the Contract to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under this Contract may result in a profit to us.

                        MORTALITY AND EXPENSE RISK CHARGE

      As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 0.95% of average daily net assets you have invested in the subaccounts.

      The mortality risk we assume is that annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity start date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

      If you selected either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit (offering discontinued in July 2003), we will deduct an additional daily fee from your value in the subaccounts at an annual rate of 0.25% of average daily net assets you have invested in the subaccounts. If you chose both benefits, the additional daily fee will increase to an annual rate of 0.50%. See "Fee Table."

                        ASSET-BASED ADMINISTRATION CHARGE

      We deduct a daily asset-based administration charge from each subaccount to help reimburse us for our administrative costs, such as owner inquiries, changes in allocations, owner reports, Contract maintenance costs and data processing costs. This charge is equal, on an annual basis, to 0.20% of your average daily net assets in the subaccounts. This charge is designed to help compensate us for the cost of administering the Contracts and the variable account.

                                  TRANSFER FEE

      A transfer fee of $25 will be imposed for the thirteenth and each subsequent transfer during a Contract year. Any unused free transfers do not carry over to the next Contract year. Each written or telephone request would be considered to be one transfer, regardless of the number of subaccounts affected by the transfer. Transfers you make through our asset rebalancing and dollar cost averaging programs do not count toward your twelve free transfers. We deduct the transfer fee from the amount transferred.

                                SURRENDER CHARGE

      We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct a surrender charge, if applicable, if you surrender your Contract or partially withdraw cash value before the annuity start date, or if you annuitize your Contract. We do not assess a surrender charge on withdrawals made if the Contract terminates due to your death or the death of the last surviving annuitant.

      As a general rule, the surrender charge equals a percentage of the premium payments withdrawn that: (a) we have held for less than seven years; and (b) are not eligible for a free withdrawal. The surrender charge applies during the entire seven year period following each premium payment. The applicable percentage depends on the number of years since you made the premium payment being withdrawn, as shown on this chart:

NUMBER OF COMPLETED YEARS FROM                   SURRENDER CHARGE
 THE DATE OF PREMIUM PAYMENT                        PERCENTAGE
              0..............................          7%
              1..............................          6%
              2..............................          5%
              3..............................          5%
              4..............................          4%
              5..............................          3%
              6..............................          2%
              7 and later....................          0%



      In determining surrender charges, we will deem premiums to be surrendered in the order in which we received them - that is, on a first-in, first-out basis.



      Because surrender charges are based on the date each premium payment is made, you may be subject to a surrender charge, even though the Contract may have been issued many years earlier, if you have continued to make premium payments.



      We will not apply the Surrender Charge Percentage to an amount greater than the current Contract Value minus the Free Withdrawal Amount. This may occur, for instance, if the Contract Value is less than your total premium payments because of negative investment performance.



      When you request a withdrawal, you will be sent a check in the amount you requested (if available), less applicable tax withholding. If a surrender charge applies, your remaining Contract Value will be reduced by the dollar amount we send you, plus the surrender charge. The surrender charge is deducted pro-rata from all subaccounts and the fixed account in which the Contract is invested based on the remaining Contract Value in each subaccount and the fixed account, unless you request otherwise.


      FREE WITHDRAWAL AMOUNT

      In any Contract year before the annuity start date, you may withdraw a portion of your Contract Value once each calendar quarter without incurring a surrender charge. This amount is called the free withdrawal amount. Each Contract year, the free withdrawal amount is an amount up to the greater of:

      - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

      - 10% of the Contract Value determined at the time the withdrawal is requested.

      Any premium that has been held by us for more than seven years will be subject to a 0% Surrender Charge Percentage.


      EXAMPLES OF SURRENDER CHARGE CALCULATION



      In the following examples, assume that a Contract is issued on July 1, 2002 with a $10,000 premium paid on the issue date. No subsequent premiums are paid.



      PARTIAL WITHDRAWAL EXAMPLE. The owner wishes to withdraw $4,000 on September 15, 2005. Suppose the Contract Value is $12,700 on that date, before the withdrawal.


The free withdrawal amount is the larger of (a) and (b):

      (a) $12,700 - $10,000 = $2,700
      (b) (10%)($12,700) = $1,270

      The free withdrawal amount is $2,700. The remaining portion of the withdrawal is subject to a surrender charge. Since this amount represents the withdrawal of premium paid between 3 and 4 years ago, the surrender charge percentage is 5%. The surrender charge is calculated as follows:

      ($4,000 - $2,700)(5%) = $65


      The owner would receive $4,000, and the remaining Contract Value would be reduced by $4,065 and would equal $8,635 after the $4,000 partial withdrawal is taken.



      FULL WITHDRAWAL EXAMPLE: POSITIVE GROWTH. The owner wishes to fully surrender the Contract in year 3. The $30 Records Maintenance Charge and the surrender charge would be deducted from (the Contract Value minus the free withdrawal amount). The surrender charge is calculated as follows:


      ($12,700 - $2,700)(5%)/1.05 = $476.19

The owner would receive $12,700 - $476.19 - $30 = $12,193.81.


      FULL WITHDRAWAL EXAMPLE: NEGATIVE GROWTH. Assume the same facts as above, but the Contract Value has declined to $8,000. The free withdrawal amount is the larger of (a) and (b):


      (a) $8,000 - $10,000 = $-2,000
      (b) (10%)($8,000) = $800

The surrender charge is calculated as follows:

      ($8,000 - $800)(5%)/1.05 = $342.86

The owner would receive $8,000 - $342.86 - $30 = $7,627.14

      Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59-1/2. They also may be subject to federal income tax.

      WAIVER OF SURRENDER CHARGE RIDERS

      If state law permits and subject to certain restrictions, we will automatically issue two riders with your Contract. As described in these riders, we will waive the surrender charge:

      - after an annuitant (who is under age 75) has been confined in a hospital or skilled heath care facility continuously for at least 90 days; or

      - (after one year from the effective date of the rider) if an annuitant is diagnosed with a terminal illness after we issue the Contract and is expected to live for 12 months or less, up to an aggregate maximum withdrawal of $250,000.

                           RECORDS MAINTENANCE CHARGE

      At the end of each Contract year before the annuity start date, we will deduct a records maintenance charge of $30 from your Contract Value as partial reimbursement for our administrative expenses relating to the Contract. We will deduct the fee from each subaccount and the fixed account based on the proportion that the value in each subaccount and the fixed account bears to the total Contract Value. We will also deduct this charge on the annuity start date, or the date you surrender the Contract.

      We will not deduct this fee after annuity payments have begun. We also currently waive deduction of the charge for Contracts whose Contract Value is $50,000 or more on the date of assessment.

                     PORTFOLIO MANAGEMENT FEES AND EXPENSES


      Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these portfolio fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees at an annual rate of up to 0.25% of average daily portfolio assets. For 2004, total annual portfolio fees and charges for the portfolios offered through this Contract ranged from 0.20% to 1.79% of average daily portfolio assets. See the "Fee Table" in this Prospectus and the prospectuses for the portfolios for more information.






      REDEMPTION FEES. A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the portfolio and is not retained by us. The redemption fee will be deducted from your Contract Value. For more information on each portfolio's redemption fee, see the portfolio prospectus.


                                  PREMIUM TAXES

      Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your Contract either:

      -     from premium payments as we receive them,

      -     from Contract Value upon surrender or partial withdrawal,

      -     on the annuity start date, or

      -     upon payment of a death benefit.

                                   OTHER TAXES

      Currently, no charge is made against the variable account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the variable account or the Contracts. We may, however, deduct such a charge in the future, if necessary.

TRANSFERS


      After the right-to-examine period has expired and before the annuity start date, you may make transfers from the subaccounts or from the fixed account subject to the conditions stated below. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. WE MAY MODIFY OR SUSPEND THE TRANSFER PRIVILEGE AT ANY TIME. Transfers under the Contract are subject to the following conditions.



      - You may make an unlimited number of transfers in a Contract year from the subaccounts (subject to the "Policy and Procedures Regarding Disruptive Trading and Market Timing" section below).


      - You may only make one transfer each Contract year from the fixed account (unless you choose dollar cost averaging) during the 30 days following a Contract anniversary. We measure a Contract year from the anniversary of the issue date.

      - You may not make a transfer into the fixed account during the six months following any transfer you make out of the fixed account to any subaccount(s).

      - You may request transfers in writing (in a form we accept), or by telephone. You should send written requests to the Service Center.

      - You must transfer at least the lesser of $100, or your total value in the subaccount, if less. If you request a transfer that would reduce the amount in a subaccount or fixed account below $500, we will transfer the entire amount in the subaccount.

      - We deduct a $25 charge from the amount transferred or from the remaining Contract Value (your choice) for the 13th and each additional transfer in a Contract year. Any unused free transfers do not carry over to the next Contract year. Transfers you make pursuant to the asset rebalancing and dollar cost averaging programs do not count toward your 12 free transfers. For more information, see "Fees and Charges."

      - We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.

      - We will price complete transfer requests that are received at our Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete transfer request after the close of regular trading on the NYSE, we will price the transfer request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

      -     We may suspend or modify the transfer privilege at any time.

                             ASSET ALLOCATION MODELS

      Asset allocation allows you to invest in different asset classes - such as stock funds, international funds, bond funds, and money market funds - depending on your risk tolerance, investment goals and time horizon. Keep in mind that use of an asset allocation model does not guarantee investment results.

      An asset allocation model program is available in connection with the Contracts at no charge. Currently, you can select one of five asset allocation models, ranging from conservative to aggressive. Each model invests different percentages of your Contract value in some or all of the subaccounts. Although you may only use one model at a time, you may elect to change your model selection as your tolerance for risk, and/or your needs and objectives change. The models do not include allocations to the fixed account. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure.

      If you choose an asset allocation model, your premium payments will automatically be allocated among the subaccounts to reflect the model you choose. If you select Automatic Asset Rebalancing, then your assets held in the subaccounts will be rebalanced each quarter to the same percentages as the original model you selected (or a more recent model if you instruct us).

      You can stop and start your participation in asset allocation models at any time, and you can change your model or provide different instructions to us at any time by submitting a request to the Service Center. Asset allocation is not available after the annuity start date. Your asset allocation instructions are effective on the business day we receive them at the Service Center.

      We may suspend or modify the asset allocation program at any time.

                       AUTOMATIC ASSET REBALANCING PROGRAM

      If you select the Automatic Asset Rebalancing program ("AAR"), you can instruct us to automatically rebalance your money in the subaccounts each quarter to reflect your most recent instructions for allocating premiums. Investment performance will likely cause any allocation percentages you selected to shift. With AAR, we will automatically make transfers among the subaccounts on the first day of each calendar quarter to bring your Contract back in line with the percentages you most recently provided to us.

      For instance, assume you instructed us to put your initial premium into 5 subaccounts in equal proportions (20% in each) and you selected AAR on your application. Over the next few months, investment performance caused the percentage of your Contract Value in the 5 subaccounts to change so that the 5 subaccounts were 10%, 30%, 10%, 30% and 20% of your Contract Value. On the first day of the calendar quarter, we will transfer your money among the subaccounts so that 20% of your Contract Value is again in each of the 5 subaccounts.

      If you select an asset allocation model on your application and you select AAR, then on the first day of each calendar quarter, we will automatically transfer money among the subaccounts to match the percentages in the original asset allocation model you select. Unless you instruct us to update the asset allocation model, AAR will rebalance your money in the subaccounts to the original model that was in place on the issue date (or to the model in place on the date you most recently told us to update the model).

      Transfers under this program are not subject to the $100 minimum transfer limitation. There is no charge for using AAR and we do not charge a transfer fee for asset rebalancing. We do not include any money allocated to the fixed account in the rebalancing. We do not assess transfer fees on AAR transfers, nor do we count them toward the twelve free transfers permitted each Contract year.

      You can start and stop AAR at any time, and you can change your instructions at any time by submitting a request to the Service Center. AAR is not available after the annuity start date. Your AAR instructions are effective on the business day we receive them at the Service Center.

      We may suspend or modify AAR at any time.

                              THIRD PARTY TRANSFERS


      If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. HOWEVER, YOU MAY NOT AUTHORIZE A REGISTERED REPRESENTATIVE OR AN AGENT TO TRANSACT TRANSFERS ON YOUR BEHALF. We take no responsibility for any third party asset allocation program. PLEASE NOTE that any fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.


                          DOLLAR COST AVERAGING PROGRAM

      Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

      Dollar cost averaging is only available during the pay-in period. You may cancel your participation in the program at any time.

      You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. We must receive the request form at least 5 business days before the transfer date, for your transfers to begin on that date. When you enroll in the dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account must be at least $100. Transfers under the dollar cost averaging program will not occur unless the balance in the fixed account is at least as large as the amount designated to be transferred.

      We may suspend or modify this dollar cost averaging program at any time. We do not assess transfer fees on dollar cost averaging transfers, nor do we count them toward the twelve free transfers permitted each Contract year.

                               TELEPHONE TRANSFERS

      Your Contract will automatically receive telephone transfer privileges unless you provide other instructions. (In some states you may have to elect telephone transfers.) To make a telephone transfer, you must call the Service Center toll-free at 1-877-376-8008, open between 8:00 a.m. and 6:00 p.m. Eastern Time. Any telephone transfer requests directed to another number may not be considered received at our Service Center.

      Please note the following regarding telephone transfers:

      - We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

      - We will employ reasonable procedures to confirm that telephone instructions are genuine.

      - Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

      - If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

      We will price any complete telephone transfer request that we receive at the Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the end of that regular trading session of the NYSE. We cannot guarantee that telephone transfer transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

      The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time), which coincides with the end of each Valuation Period. Therefore, we will price any transfer request we receive after the close of the regular business session of the NYSE, on any day the NYSE is open for regular trading, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

      WE RESERVE THE RIGHT TO MODIFY, RESTRICT, SUSPEND OR ELIMINATE THE TRANSFER PRIVILEGES (INCLUDING THE TELEPHONE TRANSFER FACILITY) AT ANY TIME, FOR ANY CLASS OF CONTRACTS, FOR ANY REASON.


      POLICY AND PROCEDURES REGARDING DISRUPTIVE TRADING AND MARKET TIMING



      STATEMENT OF POLICY. This Contract is not designed for use by organizations or individuals engaged in market timing or for use by investors who make frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, or transfers of large amounts at one time ("Disruptive Trading").



      Market timing and other kinds of Disruptive Trading can increase your investment risks and have harmful effects for you, for other Contract owners, for the underlying portfolios, and for other persons who have material rights under the Contracts, such as insureds and beneficiaries. These risks and harmful effects include:



      - dilution of the interests of long-term investors in a subaccount if market timers manage to transfer into an underlying portfolio at prices that are below the true value or to transfer out of the underlying portfolio at prices that are above the true value of the underlying portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");



      - reduced investment performance due to adverse effects on portfolio management by:


            - impeding a portfolio manager's ability to sustain an investment objective;


            - causing the underlying portfolio to maintain a higher level of cash than would otherwise be the case; or



            - causing an underlying portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying portfolio; and



      - increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Contract owners invested in those subaccounts, not just those making the transfers.






      POLICY AGAINST DISRUPTIVE TRADING. We have adopted policies and procedures that are intended to detect and deter market timing and other forms of Disruptive Trading. We do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these policies and procedures. DO NOT INVEST WITH US IF YOU INTEND TO CONDUCT MARKET TIMING OR DISRUPTIVE TRADING.

      For these purposes, we do not include transfers made pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing.


      DETECTION. We monitor the transfer activities of owners in order to detect market timing and other forms of Disruptive Trading activity. However, despite our monitoring we may not be able to detect or halt all Disruptive Trading activity. Our ability to detect Disruptive Trading may be limited by operational or technological systems, as well as by our ability to predict strategies employed by market timers to avoid detection. As a result, despite our efforts, there is no assurance that we will be able to identify and curtail all Disruptive Trading by such Contract owners or intermediaries acting on their behalf.



      In addition, because other insurance companies (and retirement plans) with different market timing policies and procedures may invest in the underlying portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying portfolio will not suffer harm from Disruptive Trading in the subaccounts of variable products issued by these other insurance companies (or retirement plans) that invest in the underlying portfolios.



      As a result, to the extent we are not able to detect Disruptive Trading activity, or other insurance companies (or retirement plans) fail to detect such activity, it is possible that a market timer may be able to engage in Disruptive Trading transactions that may interfere with underlying portfolio management and cause you to experience detrimental effects such as increased costs, lower performance and a dilution of your interest in an underlying portfolio.



      DETERRENCE. We impose limits on transfer activity within the Contract in order to deter Disruptive Trading.



      We will accept the following transfers only if the order is sent to us WITH AN ORIGINAL SIGNATURE and BY FIRST CLASS U.S. MAIL:



      -     transfers in excess of $250,000 per Contract, per day; and



      - transfers into or out of the following subaccounts in excess of $50,000 per Contract, per day:



            -     Franklin Templeton Developing Markets Securities Fund;



            -     Franklin Templeton Global Asset Allocation Fund;



            -     PIMCO Foreign Bond Portfolio;



            -     Scudder Global Discovery Portfolio; and



            -     Scudder International Portfolio



      If you send a transfer request in excess of these restrictions by any other method (such as fax, phone, or overnight mail), we will not honor your request.



      If we identify suspicious transfer activity, we will advise you in writing that we are monitoring your transfer activity and that we will impose restrictions if we identify a pattern of Disruptive Trading activity. If we identify such a pattern as a result of continued monitoring, we will notify you in writing that all future transfers must be requested through FIRST CLASS U.S. MAIL. This means that we would accept only written transfer requests with an original signature transmitted to us only by first class U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.



      To further deter any market timing and Disruptive Trading activities, we may at any time and without prior notice:



            - terminate all telephone, website, email or fax transfer privileges;



            -     limit the total number of transfers;



            - place further limits on the dollar amount that may be transferred;



            -     require a minimum period of time between transfers; or



            - refuse transfer requests from intermediaries acting on behalf of you.

      Our ability to impose these restrictions in order to discourage market timing and other forms of Disruptive Trading may be limited by the provisions of your Contract. As a result, to the extent the provisions of your Contract limit our actions, some Contract owners may be able to market time through the Contract, while others would bear the harm associated with the timing.



      We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying portfolio's operations, or (2) if an underlying portfolio would reject or has rejected our purchase order, or (3) you have a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We also reserve the right to reverse a potentially harmful transfer if an underlying portfolio refuses or reverses our order; in such instances some Contract owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.



      In addition to our internal policies and procedures, we will administer your Contract to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying portfolios.



      Under our current policies and procedures, we do not:



            -     impose redemption fees on transfers;



            - expressly limit the number, size or frequency of transfers in a given period; or



            -     allow a certain number of transfers in a given period.



      Redemption fees, other transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other forms of Disruptive Trading and in preventing or limiting harm from such trading.



      We may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other Disruptive Trading if we discover that our current procedures do not adequately curtail such activity, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the underlying portfolios under the Contract. The actions we take will be based on policies and procedures that we apply uniformly to all Contract owners.



      UNDERLYING PORTFOLIO FREQUENT TRADING POLICIES. The underlying portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying portfolios describe any such policies and procedures. The frequent trading policies and procedures of one underlying portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of another underlying portfolio and the policies and procedures we have adopted for the Contract to discourage market timing and other programmed, large, frequent, or short-term transfers.



      OMNIBUS ORDER. Contract owners and other persons with material rights under the Contract also should be aware that the purchase and redemption orders received by the underlying portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.


SURRENDER AND PARTIAL WITHDRAWALS

                                    SURRENDER

      At any time before the annuity start date, you may make a written request to surrender your Contract for its cash value as calculated at the end of the business day when we receive your request at the Service Center, unless you specify a later business day in your request. You should send your written request to the Service Center. The cash value is the amount we pay when you surrender your Contract.

      The cash value on any business day equals:

      -     the Contract Value as of such date; minus

      -     any surrender charge as of such date; minus

      -     any premium taxes not previously deducted; minus

      -     the Records Maintenance Charge unless waived.

SURRENDER CONDITIONS:

      -     You must make your surrender request in writing.

      -     Your written surrender request must contain your signature.

      -     You should send your written request to the Service Center.

      - A surrender is effective as of the business day when we receive your written request, unless you request otherwise.

      - You will incur a surrender charge if you surrender the Contract during the first 7 Contract years after making a premium payment. See the "Fees and Charges" section of this prospectus for more information.

      - Once you surrender your Contract, all coverage and other benefits under it cease and cannot be reinstated.

      - We will pay you the cash value in a lump sum within seven calendar days unless you request payment under an annuity option.

      We will price complete surrender requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete surrender request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

      Surrendering the Contract may have adverse tax consequences, including a penalty tax. See "Federal Tax Consequences."

                               PARTIAL WITHDRAWALS

      Before the annuity start date, you may request a withdrawal of part of your cash value subject to certain conditions. Partial withdrawals may have adverse tax consequences, including a penalty tax. See "Federal Tax Consequences."

PARTIAL WITHDRAWAL CONDITIONS:

      -     You must make your partial withdrawal request in writing.

      -     Your written partial withdrawal request must contain your signature.

      -     You should send your written request to the Service Center.

      -     You may make only one partial withdrawal each calendar quarter.

      -     You must request at least $100.

      - You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

      -     You may incur surrender charges.

      - You can specify the subaccount(s) and fixed account from which to make the partial withdrawal, otherwise we will deduct the amount from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Contract Value contained in each subaccount and the fixed account).

      - We will price complete partial withdrawal requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete partial withdrawal request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

      - We will reduce your Contract Value by the amount of the withdrawal you requested plus any surrender charge.

      - We generally will pay a completed partial withdrawal request within seven calendar days after the business day when we receive the request.

      Remember, any partial withdrawal you take will reduce your Contract Value, and will proportionally reduce the minimum death benefit by the amount of the withdrawals plus any charges. See "Death Benefits."

      If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 4% annually. Likewise, if you elected the Guaranteed Retirement Income Benefit, a partial withdrawal will proportionally reduce the Income Base. The impact of a proportional reduction on these benefits depends, in part, upon the relative amount of your Contract Value at the time of the withdrawal. Under proportional reductions, if the amount of the death benefit or Income Base is greater than the Contract Value at the time of the partial withdrawal, then the reduction in the death benefit or Income Base will be greater than the dollar amount of the withdrawal (including any charges). For this reason, if a death benefit is paid, or the Income Base is calculated, after you have taken a partial withdrawal, the possibility exists that the total amount of the death benefit or Income Base will be less than the total premium payments you have paid. See "Death Benefits" and "Guaranteed Retirement Income Benefit."

      INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

      Your right to make a surrender and partial withdrawals is also subject to any restrictions imposed by applicable law or employee benefit plan.

      See "Surrender Charges" for an explanation of the surrender charges that may apply.

                           SYSTEMATIC WITHDRAWAL PLAN

      After your first Contract year, you can elect to receive regular payments from your Contract Value during the pay-in period. You may terminate the systematic withdrawal plan at any time.

SYSTEMATIC WITHDRAWAL PLAN CONDITIONS:

      -     You must complete an enrollment form and send it to the Service
            Center.

      - You instruct us to withdraw selected amounts from the fixed account or any of the subaccounts.

      -     We will make these withdrawals on a monthly basis.

      -     You must withdraw at least $100.

      - You must have a minimum balance at least equal to the amount you want to withdraw.

      - We will deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount; and

      - You may not take a systematic withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

      INCOME TAXES AND TAX PENALTIES MAY APPLY TO THE AMOUNT WITHDRAWN. We may suspend, modify or terminate the systematic withdrawal plan at any time.

THE PAYOUT PERIOD

                             THE ANNUITY START DATE

      The annuity start date is the day that the payout period begins under the annuity option you have selected. If you own a Contract that is not a qualified Contract, you must select the annuity start date on which you will begin to receive annuity payments. The annuity start date can be no later than the final annuity date (the Contract anniversary when the oldest annuitant is age 95).

      In the case of an IRA that satisfies Tax Code section 408, the annuity start date must be no later than April 1 of the calendar year following the year in which you reach age 70-1/2 and the payment must be made in a specified form or manner. Roth IRAs under section 408A of the Tax Code do not require distributions at any time prior to your death; the annuity start date for Roth IRAs can be no later than the final annuity date.

                                 ANNUITY OPTIONS

      You must chose an annuity option on or before the annuity start date. The annuity option you select will affect the dollar amount of each annuity payment you receive. You may select or change your annuity option on or before the annuity start date while the annuitant is living by sending a written request signed by you and/or your beneficiary, as appropriate, to our Home Office. You may choose one of the annuity options described below or any other annuity option being offered by us as of the annuity start date. The annuity options we currently offer provide for fixed annuity payments. Once you have selected an annuity option, you may not change that election with respect to any annuitant if annuity payments have begun. After the annuity start date, the Contract no longer participates in the variable account.

      You may elect to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. If you do not specify the frequency of payment, we will pay you monthly. The first payment under any option will be made on the day of the month you request (subject to our agreement) and will begin in the month immediately following the annuity start date. We will make subsequent payments on the same day of each subsequent period in accordance with the payment interval and annuity option you select.

      If you do not select an annuity option by the final annuity date, we will apply the Contract Value under the Second Option, Life Income with a 10 year guarantee period, as described below.

      A beneficiary may have the death benefit paid as an annuity under one of the annuity options.

                 DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT

      On the annuity start date, we will use the cash value to calculate your annuity payments under the annuity option you select. Cash value is your Contract Value minus any applicable surrender charges, records maintenance fee, and premium tax.

      For qualified Contracts, distributions must satisfy certain requirements specified in the Federal Tax Code.

                             FIXED ANNUITY PAYMENTS

      Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

THE AMOUNT OF EACH FIXED ANNUITY PAYMENT DEPENDS ON:

      -     the form and duration of the annuity option you choose;

      -     the age of the annuitant;

      -     the sex of the annuitant (if applicable);

      -     the amount of your cash value on the annuity start date; and

      -     the applicable guaranteed annuity tables in the Contract.

                            GUARANTEED ANNUITY TABLES

      The guaranteed annuity tables in the Contract are based on a minimum guaranteed interest rate of 2.5%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

      The guaranteed annuity tables in your Contract show the minimum dollar amount of the first monthly payment for each $1,000 applied under the first, second and third annuity options. Under the first or second options, the amount of each payment will depend upon the adjusted age and sex of the annuitant at the time we are due to pay the first payment. Under the third option, the amount of each payment will depend upon the sex of both annuitants and their adjusted ages at the time we are due to pay the first payment.

      The adjusted age of the annuitant is determined by calculating the age at the nearest birthday of the annuitant on the annuity start date and subtracting a number that depends on the year in which the annuity start date belongs:

                     ADJUSTED AGE IS
ANNUITY START DATE      AGE MINUS
------------------   ---------------
    Before 2001          0 Years
   2001 to 2010          1 Year
   2011 to 2020          2 Years
   2021 to 2030          3 Years
   2031 to 2040          4 Years
    After 2040           5 Years

                         DESCRIPTION OF ANNUITY OPTIONS

      FIRST OPTION - LIFE INCOME.* We will make payments for the annuitant's lifetime. When the annuitant dies, we will stop making monthly payments with the last payment due prior to the annuitant's death.

      SECOND OPTION - LIFE INCOME WITH A GUARANTEE PERIOD. We will make payments for the annuitant's lifetime, with the guarantee that we will make payments for at least 10 or 20 years. You select either the 10 or 20 year guarantee period. On the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary.

      THIRD OPTION - JOINT AND SURVIVOR LIFE ANNUITY.* Under this option, we will make annuity payments so long as two annuitants are alive. After the death of one of the annuitants, we will continue to make payments for the lifetime of the surviving annuitant, although the amount of the payment may change. We will stop making monthly payments with the last payment due before the last surviving annuitant's death.

      The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex or adjusted age).

      Other options may be available upon request.

----------
* It is possible under this option to receive only one annuity payment if the annuitant dies (or annuitants die) before the due date of the second payment or to receive only two annuity payments if the annuitant dies (or annuitants die) before the due date of the third payment, and so on.

GUARANTEED RETIREMENT INCOME BENEFIT

      As of June 18, 2003, we no longer offer the Guaranteed Retirement Income Benefit rider.

      If you elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, this rider remains in force and our obligations and duties to you under this rider will not change.

      Our obligations and duties to owners who purchased the rider are described below.

      Here are some terms you will need to know before reading this section:

      - THE GUARANTEED ANNUITY rates are the rates contained in your Contract under "Guaranteed Annuity Tables."

      -     INCOME BASE equals the greater of:

            (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

            (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals.

      In determining the income base when the oldest joint annuitant is over 80 on the annuity start date, the income base on the Contract anniversary coincident with or next following the annuitant's 80th birthday is increased by any premiums received and proportionately reduced by any withdrawals since that anniversary.

      The proportional reductions for withdrawals are determined independently for (i) and (ii) above. The PROPORTIONAL REDUCTION for each withdrawal (for purposes of the Guaranteed Retirement Income Benefit) equals:

      - the income base under the item being considered (either (i) or (ii) above) immediately prior to the withdrawal; multiplied by

      - the ratio of the amount withdrawn (including charges) to the Contract Value immediately prior to the withdrawal.

                                      * * *

      The Guaranteed Retirement Income Benefit provides a minimum fixed annuity guaranteed lifetime income to the annuitant once the Contract has been in force for ten Contract years. You may discontinue the Guaranteed Retirement Income Benefit at any time by sending notice to the Service Center. Once you discontinue the Guaranteed Retirement Income Benefit, you may not select it again.

      If you selected the Guaranteed Retirement Income Benefit, we will deduct an additional daily charge on each business day from the subaccounts at an annual rate of 0.25% of the average daily net assets you have invested in the subaccounts. For more information, see the "Fees and Charges" section of this prospectus.

CONDITIONS FOR RECEIVING THE GUARANTEED RETIREMENT INCOME BENEFIT:

      - You must choose an annuity option that provides payments for the lifetime of one or more annuitants with payments guaranteed for a period not to exceed 10 years;

      - You must select an annuity start date that is on or after the 10th Contract anniversary;

      - You must select an annuity start date that occurs within 30 days following a Contract anniversary;

      - Your annuity start date must be before the annuitant's 91st birthday and after the annuitant's 60th birthday. If the annuitant is younger than 44 on the issue date, the annuity start date must be after the 15th Contract anniversary.

IF YOU DO NOT MEET THESE CONDITIONS, YOU LOSE THE BENEFIT OF THE RIDER.

      The amount of minimum income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity rates in your Contract for the annuity option you select. On the annuity start date, the income payments we will pay under the Contract will equal the greater of:

      - the dollar amount determined by applying the income base (under the Guaranteed Retirement Income Benefit) to the guaranteed annuity rates in the Contract; and

      - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and current annuity tables as described in your Contract.

      We will pay the Guaranteed Retirement Income Benefit for the life of a single annuitant, or the lifetimes of two annuitants. If we pay the Guaranteed Retirement Income Benefit for the life of two annuitants, then we will use the age of the oldest joint annuitant to determine the income base.

      THE GUARANTEED RETIREMENT INCOME BENEFIT GUARANTEES A MINIMUM INCOME THAT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. The income guaranteed under the Guaranteed Retirement Income Benefit by applying the income base to the Contract's guaranteed annuity tables may, under some circumstances, be less than the income that would be provided by applying the Contract's cash value to current annuity factors (i.e., the income you would receive if you did not purchase the Guaranteed Retirement Income Benefit). Depending on market conditions and the build-up in your Contract's cash value, you may decide not to annuitize under the rider. When you bought the Guaranteed Retirement Income Benefit, you took the risk that you may pay for the rider's insurance but never receive the benefit.

DEATH BENEFIT BEFORE THE ANNUITY START DATE

      Only one death benefit will be payable under this Contract. Upon payment of the death benefit proceeds, the Contract will terminate.

      We will pay the death benefit proceeds to the beneficiary if any of the following occurs during the pay-in period:

      -     the owner or any joint owner dies, or

      -     the last surviving annuitant dies

and we receive satisfactory proof of death of the deceased.

      If the beneficiary dies before the owner or annuitant and there is no contingent beneficiary, we will pay the death benefit to the owner or the owner's estate.

      If any owner is a non-natural person, then the death of any annuitant will be treated as the death of an owner.

      TAKE CARE WHEN NAMING OWNERS, ANNUITANTS AND BENEFICIARIES. YOUR CHOICES MAY IMPACT THE AMOUNT OF THE DEATH BENEFIT PAYABLE UNDER THE CONTRACT.


                             STANDARD DEATH BENEFIT


      If you have not selected the Guaranteed Minimum Death Benefit on your application, and if the last surviving annuitant (or an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the greater of:


THE STANDARD DEATH BENEFIT EQUALS:

      - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method at the Service Center; or

      - the minimum death benefit, which equals the sum of all premiums, minus proportional reductions for withdrawals.

      The proportional reduction in the minimum death benefit equals:

      - the minimum death benefit immediately prior to the withdrawal; multiplied by

      - the ratio of the amount you withdraw (including any charges) to the Contract Value immediately before the withdrawal.


      In all other cases (including the death of an owner who is not an annuitant), the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method. Such other cases include the death of an annuitant who has attained his or her 80th birthday.


      In determining the standard death benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

                        GUARANTEED MINIMUM DEATH BENEFIT


      On your application, you may select the optional Guaranteed Minimum Death Benefit rider. If you select the Guaranteed Minimum Death Benefit rider, the death benefit guarantee provided by this rider will only apply if the last surviving annuitant dies before the annuity start date and before any owner dies. In all other cases, such as the death of an owner who is not the last surviving annuitant, the death benefit will be limited to the Standard Death Benefit described above and you will lose the benefits of the rider. If you select the Guaranteed Minimum Death Benefit rider, we will deduct a substantial additional daily charge from your Contract Value. ASK YOUR AGENT FOR AN EXPLANATION OF THE BENEFITS AND LIMITATIONS OF THIS FEATURE, PARTICULARLY IF YOU NAME JOINT OWNERS AND/OR JOINT ANNUITANTS.


THE GUARANTEED MINIMUM DEATH BENEFIT EQUALS THE GREATEST OF:

      1.    the standard death benefit as described above

      2. premiums you paid accumulated daily with interest compounded at a rate of 4% per year through the earlier of (i) the date of death, or
            (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals; or

      3. the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals

      The Greatest Anniversary Value is calculated as follows: an anniversary value is defined for each eligible Contract anniversary as the Contract Value on that anniversary, increased by premiums accepted since that anniversary and proportionately reduced for withdrawals since that anniversary. The largest such anniversary value is the Greatest Anniversary Value.

GUARANTEED MINIMUM DEATH BENEFIT PROVISIONS:

      - If the last surviving annuitant dies after the Contract anniversary coincident with or next following that annuitant's 80th birthday and before the annuity start date, the amounts calculated under 2 and 3 above will be increased by premiums received and proportionately reduced for withdrawals since that anniversary.

      - If the last surviving annuitant was older than 80 on the issue date, then no death benefit will be payable under 2 or 3 above.

      - The proportional reductions for withdrawals are determined independently for 2 and 3 above. The proportional reduction for each withdrawal is equal to the product of:

            - the death benefit available under the item being considered (either 2 or 3) immediately prior to the withdrawal, and

            - the ratio of the amount withdrawn (including any charges) to the Contract Value immediately before the withdrawal.

      - We will deduct an additional charge equal, on an annual basis, to 0.25% of the average net assets you have invested in the subaccounts.

      - You must select the Guaranteed Minimum Death Benefit on your Contract application.

      - This death benefit is only payable during the pay-in period and is not available after the annuity start date.

      - The Guaranteed Minimum Death Benefit will end when the Contract ends or you send a signed request to terminate it to the Service Center. If you terminate the rider, we will no longer deduct the 0.25% additional rider charge from the subaccounts.

      In determining the Guaranteed Minimum Death Benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

      The Guaranteed Minimum Death Benefit may not be available in all states, and it may vary by state.

                     DISTRIBUTION OF DEATH BENEFIT PROCEEDS

      If a death benefit is payable before the annuity start date, we will pay the death benefit in a lump sum, unless we consent to another arrangement within 90 days of receiving due proof of death.

      If all or a part of the death benefit proceeds are paid in one lump sum and the proceeds are at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the beneficiary's name. We will provide the beneficiary with a checkbook to access these funds from the special account within seven calendar days of our receipt of due proof of death and payment instructions at the Service Center. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. THE SPECIAL ACCOUNT IS PART OF OUR GENERAL ACCOUNT, IS NOT FDIC INSURED, AND IS SUBJECT TO THE CLAIMS OF OUR CREDITORS. We may receive a benefit from the amounts held in the account.

      In all events, death benefit distributions will be made from the Contract in accordance with Section 72(s) of the Tax Code.

      If any owner dies before the annuity start date, the death benefit must be distributed to the beneficiaries within five years after the date of death or distributed over the life (or period not exceeding the life expectancy) of the beneficiary, provided that such distributions begin within one year of the owner's death. A new settlement agreement will be drawn up and the original Contract will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

      If the sole beneficiary is the surviving spouse of the deceased owner, the spouse may elect to continue the Contract (in lieu of receiving the death benefit) with the surviving spouse as the sole owner but not the annuitant. On the death of the surviving spouse, we will pay a death benefit. IF THE CONTRACT IS CONTINUED WITH THE GUARANTEED MINIMUM DEATH BENEFIT RIDER IN EFFECT, THE SPOUSE SHOULD CONSIDER TERMINATING THE RIDER, AS THE GUARANTEED MINIMUM DEATH BENEFIT CANNOT BE PAID ON THE DEATH OF THE SURVIVING SPOUSE.

      If an owner is a non-natural person, then each annuitant will be treated as an owner for purposes of distributing the death benefit, and any death of an annuitant will be treated as the death of the owner for purposes of these requirements. Moreover, if the annuitant is also an owner, then the death of such annuitant will also be treated as the death of an owner.


      MULTIPLE BENEFICIARIES. If a death benefit is owed to more than one primary beneficiary or contingent beneficiary, we may delay payment of the death benefit proceeds until we have received the necessary instructions from each primary or contingent beneficiary. Each primary or contingent beneficiary will bear the investment risk (i.e., receive any gains or bear any losses) on investments held in the subaccounts until the payment of the death benefit.


DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE

      If an annuitant dies on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected. If you are not the annuitant and you die while an annuitant is still living, we will continue to pay the income payments for the annuitant's lifetime in the same manner as before your death.

INVESTMENT PERFORMANCE OF THE SUBACCOUNTS

      The Company periodically advertises performance of the subaccounts and portfolios. We may disclose at least four different kinds of performance.

      First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, any charge for optional benefits, the annual records maintenance charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts since their inception.

      Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge or by charges for optional benefits currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.

      Third, we may present historic performance data for the portfolios since their inception reduced by all fees and charges under the Contract, although we may not deduct the surrender charge or the charges for optional benefits in some cases. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

      Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

      We may provide illustrations of hypothetical Contract expenses and values during the accumulation period, based on hypothetical rates of return that are not guaranteed.


      For a sample of the performance of the subaccounts and portfolios that we may advertise, see the SAI.

FEDERAL TAX CONSIDERATIONS

      The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

      We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts." You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

      If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

      We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59-1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

                       TAXATION OF NON-QUALIFIED CONTRACTS

      NON-NATURAL PERSON. If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

      PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Contract, there may be imposed a Federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      -     made on or after the taxpayer reaches age 59-1/2;

      -     made on or after the death of an Owner;

      -     attributable to the taxpayer's becoming disabled; or

      - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

      Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

      TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

      WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.


      SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.


      FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

                         TAXATION OF QUALIFIED CONTRACTS

      The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


      INDIVIDUAL RETIREMENT ANNUITIES, (IRAs), as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $4,000 for 2005 ($4,500 if age 50 or older by the end of 2005) or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59-1/2, unless certain exceptions apply. The Internal Revenue Service has reviewed the Contract and its traditional IRA and SIMPLE IRA riders and has issued an opinion letter approving the form of the Contract and the riders for use as a traditional IRA and a SIMPLE IRA.


      SIMPLE IRAS permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in the Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59-1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

      ROTH IRAS, as described in Tax Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in the Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

      SEP IRAS, as described in Tax Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.

                                OTHER TAX ISSUES

      Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax adviser for more information about these distribution rules.

      Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

                                    OUR TAXES

      At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the subaccounts (that is, the subaccounts) of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the subaccounts of the variable account or the Contracts.

      Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                              FEDERAL ESTATE TAXES



      While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. You should consult an estate planning adviser for more information.



                        GENERATION-SKIPPING TRANSFER TAX.



      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



                  ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO



      In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.



        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


                            POSSIBLE TAX LAW CHANGES

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

ADDITIONAL INFORMATION

                           WHEN WE WILL MAKE PAYMENTS

      During the pay-in period, we will usually pay the amounts of any surrender, partial withdrawal, or death benefit payment within seven calendar days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death. However, we may suspend or postpone payments during any period when:

      - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; OR

      - the SEC permits, by an order, the postponement for the protection of owners; OR

      - the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

      If you have submitted a recent check or draft, we have the right to defer payment of a surrender, withdrawals, or death benefit proceeds, or payments under a settlement option until we have assured ourselves that the check or draft has been honored.

      If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract owner's account and thereby refuse to pay any request for transfers, partial withdrawals, a surrender, annuity payments, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator. We may also be required to provide additional information about you or your account to government regulators.

      We have the right to defer payment for a surrender, partial withdrawal, death benefit or transfer from the fixed account for up to six months from the date we receive your written request.

                          DISTRIBUTION OF THE CONTRACTS


      DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS"), our affiliate, for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS is affiliated with Farmers through Farmers' parent that provides management-related services to the parent companies of FFS. FFS offers the Contracts for sale through its sales representatives. We reimburse FFS for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions).



      COMPENSATION TO BROKER-DEALERS SELLING THE CONTRACTS. We pay commissions to FFS for sales of the Contracts by FFS' sales representatives. Sales commissions may vary, but the commissions payable for Contract sales by sales representatives of FFS are expected not to exceed 7.0% of premium payments. Some sales representatives may elect to receive a lower commission on premium payments at the time of payment along with a quarterly or monthly payment based on Contract value for so long as the Contract remains in effect. FFS may be required to return to us first year commissions if the Contract is not continued through the first Contract year. We may pay lower compensation on sales to owners at older ages and at amounts over $1 million.



      SPECIAL COMPENSATION PAID TO FFS. We pay for FFS' operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for FFS' sales representatives. FFS pays its sales representatives a portion of the commissions received for their sales of the Contracts.



      FFS' sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of our variable insurance products (including this Contract) and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.



      In addition, FFS' sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that FFS and we may provide jointly include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. By selling this Contract, sales representatives and/or their managers may qualify for these productivity benefits. FFS' sales representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.



      EXCLUSIVE ACCESS TO FFS' DISTRIBUTION NETWORK. In exchange for the amounts we pay to FFS, we receive exclusive access to FFS' distribution network. The amounts we pay are designed especially to encourage the sale of our products by FFS. See the SAI for a discussion of the amounts of commissions we have paid to FFS in connection with its exclusive offering of the Contracts and other Farmers variable life insurance products.



      The prospect of receiving, or the actual receipt of the additional compensation, may provide FFS and/or its sales representatives with an incentive to recommend the Contracts to prospective owners over the sales of other investments with respect to which FFS either does not receive additional compensation or receives lower levels of additional compensation.



      ASK YOUR SALES REPRESENTATIVE FOR FURTHER INFORMATION ABOUT THE COMPENSATION YOUR SALES REPRESENTATIVE AND FFS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT. ALSO INQUIRE ABOUT ANY REVENUE SHARING ARRANGEMENTS THAT WE MAY HAVE WITH FFS, INCLUDING THE CONFLICTS OF INTEREST THAT SUCH ARRANGEMENTS MAY CREATE.

      Commissions and other incentives or payments described above are not charged directly to Contract owners or the variable account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract and other corporate revenue.



      You should be aware that FFS and its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contract.


                                LEGAL PROCEEDINGS


      Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. While it is not possible to predict the outcome of such matters with absolute certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the variable account, on FFS' ability to perform under the principal underwriting agreement, or on Farmers' ability to meet its obligations under the Contracts.


                                REPORTS TO OWNERS

      Before the annuity start date, we will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each subaccount and the fixed account), and any further information required by any applicable law or regulation. Contract owners will also receive confirmations within 7 calendar days of each unscheduled financial transaction, such as premium payments, transfers, partial withdrawals, and a surrender. Scheduled financial transactions may be confirmed using quarterly statements.

                                    INQUIRIES

      Inquiries regarding your Contract may be made by calling or writing to us at the Service Center.

                              FINANCIAL STATEMENTS


      The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2004 and 2003, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004, as well as the Report of Independent Auditors, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts.



      The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2004, and for the two years in periods ended December 31, 2004 and 2003, as well as the Report of Independent Registered Public Accounting Firm, are contained in the SAI.


      You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

      The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The following is the Table of Contents for the SAI.


                                                                                  Page
                                                                                  ----
ADDITIONAL CONTRACT PROVISIONS..................................................    2
      The Contract..............................................................    2
      Incontestability..........................................................    2
      Incorrect Age or Sex......................................................    2
      Nonparticipation..........................................................    2
      Waiver of Surrender Charge Riders.........................................    2
      Tax Status of the Contracts...............................................    3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA......    3
      Money Market Subaccount Yields............................................    4
      Other Subaccount Yields...................................................    5
      Average Annual Total Returns for the Subaccounts..........................    6
      Non-Standard Subaccount Total Returns.....................................    7
      Adjusted Historic Portfolio Performance Data..............................    7
      Effect of the Records Maintenance Charge on Performance Data..............    7

HISTORIC PERFORMANCE DATA.......................................................    8
      General Limitations.......................................................    8
      Tables of Subaccount Performance Figures..................................    8
      Time Periods Before The Date The Variable Account Commenced Operations....   16
      Tables Of Adjusted Historic Total Return Quotations.......................   16

      NET INVESTMENT FACTOR.....................................................   24

      CONDENSED FINANCIAL INFORMATION...........................................   25

      ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.........................   33

      RESOLVING MATERIAL CONFLICTS..............................................   33

      VOTING RIGHTS.............................................................   34

      THIRD PARTY ADMINISTRATION AGREEMENT......................................   34

      SAFEKEEPING OF VARIABLE ACCOUNT ASSETS....................................   34

      DISTRIBUTION OF THE CONTRACTS.............................................   34

      LEGAL MATTERS.............................................................   35

      EXPERTS...................................................................   35

      OTHER INFORMATION.........................................................   35

      FINANCIAL STATEMENTS......................................................   36

INDEX TO FINANCIAL STATEMENTS...................................................  F-1

APPENDIX A - CONDENSED FINANCIAL INFORMATION

      The following tables of condensed financial information show accumulation unit values for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values corresponding to the middle level of Variable Account Annual Expenses are included in the SAI, which is available (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the variable account that can be found in the SAI.

                          NO OPTIONAL BENEFITS ELECTED
 (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


      Calvert Variable Series, Inc.: CVS Social Small Cap Growth Portfolio



       Accumulation unit value at the  Accumulation unit value at the end     Number of accumulation units
           beginning of the period                of the year              outstanding at the end of the year
       ------------------------------  ----------------------------------  ----------------------------------
2004                11.39                            12.44                                8,583
2003                 8.25                            11.39                                1,703
2002                10.78                             8.25                                  857
2001*               10.14                            10.78                                    0


* Inception date of the subaccount was 5/1/01.

 Dreyfus Variable Investment Fund: Developing Leaders Portfolio (formerly Small
                      Cap Portfolio) (Service Class Shares)


       Accumulation unit value at the  Accumulation unit value at the end     Number of accumulation units
           beginning of the period                of the year              outstanding at the end of the year
       ------------------------------  ----------------------------------  ----------------------------------
2004                10.04                            11.02                               110,599
2003                 7.73                            10.04                               101,726
2002                 9.69                             7.73                                67,344
2001*               10.05                             9.69                                31,154


* Inception date of the subaccount was 5/1/01.

 Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


       Accumulation unit value at the  Accumulation unit value at the end     Number of accumulation units
           beginning of the period                of the year              outstanding at the end of the year
       ------------------------------  ----------------------------------  ----------------------------------
2004                11.25                            11.46                               130,427
2003                10.86                            11.25                               125,540
2002                10.22                            10.86                                76,425
2001*               10.03                            10.22                                41,115


* Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)


       Accumulation unit value at the  Accumulation unit value at the end     Number of accumulation units
           beginning of the period                of the year              outstanding at the end of the year
       ------------------------------  ----------------------------------  ----------------------------------
2004                 7.36                             7.71                                6,880
2003                 5.92                             7.36                                4,912
2002                 8.45                             5.92                                4,688
2001*               10.16                             8.45                                2,922


* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED

          (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

           Fidelity Variable Insurance Products Fund ("VIP"): Fidelity
                  VIP Growth Portfolio (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.00                         8.17                     473,634
2003                                                  6.10                         8.00                     293,205
2002                                                  8.84                         6.10                     217,954
2001*                                                10.15                         8.84                      84,293


* Inception date of the subaccount was 5/1/01.

           Fidelity Variable Insurance Products Fund ("VIP"): Fidelity
                 VIP Index 500 Portfolio (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.95                         9.77                     428,902
2003                                                  7.05                         8.95                     321,666
2002                                                  9.19                         7.05                     208,283
2001*                                                10.13                         9.19                      76,484


* Inception date of the subaccount was 5/1/01.

         Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP
                    Mid Cap Portfolio (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.62                        15.57                      96,561
2003                                                  9.22                        12.62                      65,624
2002                                                 10.35                         9.22                      39,859
2001*                                                10.04                        10.35                      16,378


* Inception date of the subaccount was 5/1/01.


         Franklin Templeton Variable Insurance Products Trust: Franklin
                     Small - Mid Cap Growth Securities Fund

               (formerly Franklin Small Cap Fund) (Class 2 Shares)



                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.99                         9.91                      72,524
2003                                                  6.63                         8.99                      56,806
2002                                                  9.40                         6.63                      38,928
2001*                                                10.11                         9.40                      17,151


* Inception date of the subaccount was 5/1/01.

         Franklin Templeton Variable Insurance Products Trust: Templeton
              Developing Markets Securities Fund (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period    at the end of the year        the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  9.42                        11.61                      40,921
2003                                                  6.23                         9.42                      10,556
2002                                                  6.31                         6.23                       6,996
2001                                                  6.94                         6.31                       5,238
2000*                                                 8.31                         6.94                       2,550


* Inception date of the subaccount was 8/4/00.

                          NO OPTIONAL BENEFITS ELECTED

          (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

     Franklin Templeton Variable Insurance Products Trust: Templeton Global
                     Asset Allocation Fund (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.35                        12.98                      29,955
2003                                                  8.70                        11.35                      14,368
2002                                                  9.20                         8.70                       4,745
2001*                                                10.08                         9.20                       4,949


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.20                         8.85                     338,369
2003                                                  6.70                         8.20                     242,109
2002                                                  8.96                         6.70                     174,176
2001*                                                10.15                         8.96                      68,856


* Inception date of the subaccount was 5/1/01.


              Goldman Sachs Variable Insurance Trust: Goldman Sachs
                         CORE(SM) Small Cap Equity Fund



                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.44                        14.31                      10,374
2003                                                  8.62                        12.44                       4,301
2002                                                 10.25                         8.62                         563
2001*                                                10.08                        10.25                          11


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value    units outstanding at
                                          the beginning of the period     at the end of the year        the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.75                        15.87                     188,246
2003                                                 10.04                        12.75                     136,454
2002                                                 10.66                        10.04                     104,517
2001*                                                10.03                        10.66                      56,772


* Inception date of the subaccount was 5/1/01.

               Janus Aspen Series: Janus Aspen Balanced Portfolio
                                (Service Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 10.03                        10.74                     151,279
2003                                                  8.93                        10.03                     135,809
2002                                                  9.67                         8.93                      53,722
2001*                                                10.07                         9.67                      16,363


* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED

          (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


         Janus Aspen Series: Janus Aspen Forty Portfolio (formerly Janus
          Aspen Capital Appreciation Portfolio) (Institutional Shares)



                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  5.27                         6.16                     997,315
2003                                                  4.42                         5.27                     960,133
2002                                                  5.31                         4.42                     899,533
2001                                                  6.85                         5.31                     788,721
2000*                                                 9.30                         6.85                     188,188



* Inception date of the subaccount was 4/7/00.


    Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (formerly Janus
              Aspen Aggressive Growth Portfolio) (Service Shares)



                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  7.31                         8.70                      66,619
2003                                                  5.48                         7.31                      64,204
2002                                                  7.72                         5.48                      64,300
2001*                                                10.01                         7.72                      35,998


* Inception date of the subaccount was 5/1/01.

               PIMCO Variable Insurance Trust: PIMCO Foreign Bond
                         Portfolio (U.S. Dollar-Hedged)

     (formerly PIMCO Foreign Bond Portfolio )(Administrative Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.14                        12.67                     148,368
2003                                                 12.01                        12.14                     109,701
2002                                                 11.23                        12.01                      74,980
2001                                                 10.55                        11.23                      41,484
2000*                                                10.14                        10.55                       3,630



* Inception date of the subaccount was 6/7/00.

          PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio
                         (Administrative Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.02                        12.10                     228,817
2003                                                 11.88                        12.02                     201,042
2002                                                 11.23                        11.88                     162,980
2001                                                 10.55                        11.23                     108,273
2000*                                                 9.98                        10.55                      14,840


* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.47                        12.99                     193,066
2003                                                 12.01                        12.47                     158,299
2002                                                 11.28                        12.01                     122,173
2001                                                 10.79                        11.28                      98,087
2000*                                                 9.86                        10.79                      19,543


* Inception date of the subaccount was 5/15/00.

                          NO OPTIONAL BENEFITS ELECTED

          (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  9.86                        12.03                     138,459
2003                                                  6.69                         9.86                     105,280
2002                                                  8.45                         6.69                      75,586
2001*                                                10.03                         8.45                      31,992


* Inception date of the subaccount was 5/1/01.

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  7.86                         8.56                     290,881
2003                                                  6.27                         7.86                     295,619
2002                                                  8.25                         6.27                     289,129
2001                                                  9.41                         8.25                     299,135
2000*                                                 9.98                         9.41                      73,574


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  5.49                         6.33                     447,459
2003                                                  4.35                         5.49                     377,275
2002                                                  5.39                         4.35                     329,627
2001                                                  7.88                         5.39                     193,708
2000*                                                 9.72                         7.88                      18,553



* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 10.68                        10.65                      68,873
2003                                                 10.71                        10.68                      96,892
2002                                                 10.68                        10.71                      84,268
2001                                                 10.40                        10.68                      70,727
2000*                                                10.10                        10.40                       4,853


* Inception date of the subaccount was 6/7/00.

  Scudder Variable Series II: Scudder Government & Agency Securities Portfolio

       (formerly Scudder Government Securities Portfolio) (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.44                        12.76                     213,494
2003                                                 12.31                        12.44                     253,601
2002                                                 11.52                        12.31                     217,364
2001                                                 10.84                        11.52                     147,064
2000*                                                10.12                        10.84                      22,310


* Inception date of the subaccount was 4/7/00.

                          NO OPTIONAL BENEFITS ELECTED

          (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

   Scudder Variable Series II: Scudder High Income Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.22                        12.47                     169,043
2003                                                  9.11                        11.22                     121,917
2002                                                  9.24                         9.11                      86,527
2001                                                  9.11                         9.24                      39,479
2000*                                                 9.77                         9.11                         555


* Inception date of the subaccount was 6/7/00.

         Scudder Variable Series II: Scudder Small Cap Growth Portfolio
                                (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  3.94                         4.33                      49,225
2003                                                  3.00                         3.94                      40,822
2002                                                  4.56                         3.00                      38,860
2001                                                  6.48                         4.56                      47,090
2000*                                                 8.79                         6.48                      14,693


* Inception date of the subaccount was 4/7/00.

       Scudder Variable Series II: SVS Dreman High Return Equity Portfolio
                                (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 14.36                        16.19                     467,234
2003                                                 11.01                        14.36                     401,562
2002                                                 13.59                        11.01                     362,498
2001                                                 13.52                        13.59                     245,243
2000*                                                10.41                        13.52                      36,779


* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.36                        13.35                     189,327
2003                                                  8.86                        11.36                      87,065
2002                                                 10.26                         8.86                      37,430
2001*                                                10.05                        10.26                       9,279



* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.76                        13.29                      94,183
2003                                                  9.34                        11.76                      53,771
2002                                                 10.56                         9.34                      38,932
2001*                                                10.07                        10.56                      24,815


* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED

          (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

       WM Variable Trust: WM Small Cap Growth Fund (formerly WM Small Cap
                          Stock Fund) (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.48                         8.76                     104,782
2003                                                  5.02                         8.48                      50,971
2002                                                  9.63                         5.02                      41,904
2001*                                                10.17                         9.63                      16,243



* Inception date of the subaccount was 5/1/01.

          WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.18                        13.22                   1,005,338
2003                                                 10.06                        12.18                     426,553
2002*                                                 9.84                        10.06                      69,138


* Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.73                        12.51                     217,162
2003                                                 10.16                        11.73                      82,447
2002*                                                 9.90                        10.16                       3,339


* Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.60                        13.90                     572,200
2003                                                  9.93                        12.60                     246,683
2002*                                                 9.75                         9.93                      41,555


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.45                        12.03                     291,959
2003                                                 10.25                        11.45                      74,864
2002*                                                 9.97                        10.25                      20,733


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.91                        14.36                     477,156
2003                                                  9.84                        12.91                     155,340
2002*                                                 9.68                         9.84                      13,017


* Inception date of the subaccount was 9/3/02.

    BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                  THE GUARANTEED RETIREMENT INCOME BENEFIT)(1)

             (Total Variable Account Annual Expenses of 1.65% of the
                      daily net assets of the subaccount)


      Calvert Variable Series, Inc.: CVS Social Small Cap Growth Portfolio



                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.24                        12.21                         594
2003                                                  8.19                        11.24                         582
2002                                                 10.74                         8.19                         639
2001*                                                10.14                        10.74                           0


* Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Developing Leaders Portfolio
             (formerly Small Cap Portfolio) (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  9.90                        10.82                      33,321
2003                                                  7.66                         9.90                      33,561
2002                                                  9.66                         7.66                      25,483
2001*                                                10.05                         9.66                      12,942


* Inception date of the subaccount was 5/1/01.

Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.10                        11.25                      33,679
2003                                                 10.77                        11.10                      33,330
2002                                                 10.18                        10.77                      28,351
2001*                                                10.03                        10.18                      18,970


* Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  7.26                         7.57                         456
2003                                                  5.87                         7.26                         456
2002                                                  8.42                         5.87                         501
2001*                                                10.16                         8.42                         209


* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth
                        Portfolio (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  7.90                         8.02                     105,218
2003                                                  6.05                         7.90                     101,562
2002                                                  8.81                         6.05                      85,554
2001*                                                10.15                         8.81                      36,718


* Inception date of the subaccount was 5/1/01.

----------------


(1) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

    BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                  THE GUARANTEED RETIREMENT INCOME BENEFIT)

             (Total Variable Account Annual Charges of 1.65% of the
                      daily net assets of the subaccount)

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.83                         9.60                      86,597
2003                                                  7.00                         8.83                      95,862
2002                                                  9.16                         7.00                      82,224
2001*                                                10.13                         9.16                      32,483


* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.46                        15.29                      22,333
2003                                                  9.14                        12.46                      19,403
2002                                                 10.31                         9.14                      16,795
2001*                                                10.04                        10.31                       7,744


* Inception date of the subaccount was 5/1/01.


     Franklin Templeton Variable Insurance Products Trust: Franklin Small -
       Mid Cap Growth Securities Fund (formerly Franklin Small Cap Fund)
                                (Class 2 Shares)



                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.88                         9.73                      22,807
2003                                                  6.57                         8.88                      22,840
2002                                                  9.37                         6.57                      14,417
2001*                                                10.11                         9.37                       6,820


* Inception date of the subaccount was 5/1/01.

   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)


                                                                                                      Number of accumulation
                                           Accumulation unit value at     Accumulation unit value      units outstanding at
                                          the beginning of the period     at the end of the year        the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  9.25                        11.34                         792
2003                                                  6.14                         9.25                         484
2002                                                  6.25                         6.14                         485
2001                                                  6.92                         6.25                           0
2000*                                                 8.30                         6.92                         494


* Inception date of the subaccount was 8/4/00.

  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
   Allocation Fund (Formerly Templeton Asset Strategy Fund) (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.20                        12.75                       4,083
2003                                                  8.63                        11.20                       6,471
2002                                                  9.17                         8.63                       4,702
2001*                                                10.08                         9.17                       3,811


* Inception date of the subaccount was 5/1/01.

    BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                  THE GUARANTEED RETIREMENT INCOME BENEFIT)

             (Total Variable Account Annual Charges of 1.65% of the
                      daily net assets of the subaccount)

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year      the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.09                         8.69                      93,261
2003                                                  6.65                         8.09                      92,132
2002                                                  8.93                         6.65                      69,647
2001*                                                10.15                         8.93                      31,138


* Inception date of the subaccount was 5/1/01.

          Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(sm)
                              Small Cap Equity Fund


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.28                        14.05                           0
2003                                                  8.55                        12.28                         101
2002                                                 10.22                         8.55                           0
2001*                                                10.08                        10.22                           0


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.58                        15.58                      54,190
2003                                                  9.96                        12.58                      56,938
2002                                                 10.62                         9.96                      41,017
2001*                                                10.03                        10.62                      23,739


* Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  9.90                        10.55                       8,327
2003                                                  8.85                         9.90                       5,730
2002                                                  9.64                         8.85                      27,292
2001*                                                10.07                         9.64                       4,888


* Inception date of the subaccount was 5/1/01.


      Janus Aspen Series: Janus Aspen Forty Portfolio (formerly Janus Aspen
             Capital Appreciation Portfolio) (Institutional Shares)



                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  5.17                         6.02                     306,591
2003                                                  4.36                         5.17                     351,304
2002                                                  5.26                         4.36                     329,944
2001                                                  6.83                         5.26                     291,666
2000*                                                 9.30                         6.83                      51,770


* Inception date of the subaccount was 4/7/00.

    BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                  THE GUARANTEED RETIREMENT INCOME BENEFIT)

             (Total Variable Account Annual Charges of 1.65% of the
                      daily net assets of the subaccount)


 Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
                 Aggressive Growth Portfolio) (Service Shares)



                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  7.21                         8.55                      17,721
2003                                                  5.44                         7.21                      20,027
2002                                                  7.69                         5.44                      20,764
2001*                                                10.01                         7.69                      15,554


* Inception date of the subaccount was 5/1/01.

          PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio
                              (U.S. Dollar-Hedged)
                    (formerly PIMCO Foreign Bond Portfolio )
                         (Administrative Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.92                        12.37                      35,243
2003                                                 11.85                        11.92                      35,533
2002                                                 11.13                        11.85                      27,243
2001                                                 10.52                        11.13                      15,740
2000*                                                10.13                        10.52                         726


* Inception date of the subaccount was 6/7/00.

          PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio
                          (Administrative Class Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.80                        11.82                      61,046
2003                                                 11.72                        11.80                      60,313
2002                                                 11.13                        11.72                      61,262
2001                                                 10.51                        11.13                      42,174
2000*                                                 9.97                        10.51                       4,101


* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.24                        12.69                      39,974
2003                                                 11.84                        12.24                      43,635
2002                                                 11.18                        11.84                      41,188
2001                                                 10.75                        11.18                      32,002
2000*                                                 9.85                        10.75                       5,644


* Inception date of the subaccount was 5/15/00.

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  9.73                        11.81                      35,570
2003                                                  6.64                         9.73                      37,356
2002                                                  8.42                         6.64                      29,700
2001*                                                10.03                         8.42                      13,562


* Inception date of the subaccount was 5/1/01.

    BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                  THE GUARANTEED RETIREMENT INCOME BENEFIT)

             (Total Variable Account Annual Charges of 1.65% of the
                      daily net assets of the subaccount)

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  7.71                         8.36                      87,252
2003                                                  6.19                         7.71                      98,630
2002                                                  8.18                         6.19                     112,399
2001                                                  9.38                         8.18                     115,225
2000*                                                 9.98                         9.38                      25,212


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  5.39                         6.18                     136,140
2003                                                  4.29                         5.39                     143,978
2002                                                  5.34                         4.29                     130,883
2001                                                  7.86                         5.34                      82,656
2000*                                                 9.72                         7.86                       8,381


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 10.48                        10.40                      10,448
2003                                                 10.57                        10.48                      11,447
2002                                                 10.58                        10.57                      11,324
2001                                                 10.36                        10.58                       5,755
2000*                                                10.09                        10.36                         140


* Inception date of the subaccount was 6/7/00.

  Scudder Variable Series II: Scudder Government & Agency Securities Portfolio
       (formerly Scudder Government Securities Portfolio) (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.21                        12.46                      59,759
2003                                                 12.14                        12.21                      62,801
2002                                                 11.42                        12.14                      71,151
2001                                                 10.80                        11.42                      55,036
2000*                                                10.12                        10.80                       6,451


* Inception date of the subaccount was 4/7/00.

    BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                  THE GUARANTEED RETIREMENT INCOME BENEFIT)

             (Total Variable Account Annual Charges of 1.65% of the
                      daily net assets of the subaccount)

   Scudder Variable Series II: Scudder High Income Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.02                        12.18                      36,642
2003                                                  8.98                        11.02                      38,135
2002                                                  9.16                         8.98                      33,322
2001                                                  9.07                         9.16                      16,013
2000*                                                 9.76                         9.07                           0


* Inception date of the subaccount was 6/7/00.

 Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  3.87                         4.23                       6,901
2003                                                  2.96                         3.87                      17,566
2002                                                  4.52                         2.96                      17,074
2001                                                  6.46                         4.52                      17,054
2000*                                                 8.79                         6.46                       8,376


* Inception date of the subaccount was 4/7/00.

       Scudder Variable Series II: SVS Dreman High Return Equity Portfolio
                                (Class A Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 14.10                        15.82                     141,933
2003                                                 10.86                        14.10                     150,595
2002                                                 13.47                        10.86                     142,384
2001                                                 13.47                        13.47                      97,718
2000*                                                10.41                        13.47                      13,715


* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.21                        13.11                      22,661
2003                                                  8.79                        11.21                      16,114
2002                                                 10.23                         8.79                      15,898
2001*                                                10.05                        10.23                      10,833


* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.61                        13.05                      24,134
2003                                                  9.26                        11.61                      24,291
2002                                                 10.52                         9.26                      22,458
2001*                                                10.07                        10.52                       8,030


* Inception date of the subaccount was 5/1/01.

    BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                  THE GUARANTEED RETIREMENT INCOME BENEFIT)

             (Total Variable Account Annual Charges of 1.65% of the
                      daily net assets of the subaccount)

 WM Variable Trust: WM Small Cap Growth Fund (formerly WM Small Cap Stock Fund)
                                (Class 2 Shares)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                  8.37                         8.60                      28,235
2003                                                  4.98                         8.37                      28,251
2002                                                  9.59                         4.98                      33,573
2001*                                                10.17                         9.59                       7,441


* Inception date of the subaccount was 5/1/01.

          WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.10                        13.07                     116,255
2003                                                 10.04                        12.10                     116,744
2002*                                                 9.84                        10.04                      22,513


* Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.66                        12.37                      23,845
2003                                                 10.14                        11.66                      16,293
2002*                                                 9.90                        10.14                      10,400


* Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.52                        13.74                     157,627
2003                                                  9.91                        12.52                     139,327
2002*                                                 9.75                         9.91                       8,342


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 11.38                        11.89                       7,736
2003                                                 10.23                        11.38                       5,131
2002*                                                 9.97                        10.23                       2,958


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                                                     Number of accumulation
                                           Accumulation unit value at     Accumulation unit value     units outstanding at
                                          the beginning of the period     at the end of the year       the end of the year
                                          ----------------------------    -----------------------    ----------------------
2004                                                 12.83                        14.20                      63,676
2003                                                  9.82                        12.83                      66,868
2002*                                                 9.68                         9.82                      12,346


* Inception date of the subaccount was 9/3/02.

[OUTSIDE BACK COVER PAGE]


      The Statement of Additional Information ("SAI") dated May 1, 2005 contains additional information about the Contract and the variable account. The Table of Contents for the SAI appears near the end of this prospectus. The SAI has been filed with the SEC and is incorporated by reference into this prospectus.


      You can obtain the SAI (at no cost) by writing to the Service Center at the address shown on the front cover or by calling 1-877-376-8008.

      Farmers Financial Solutions, LLC ("FFS") serves as the principal underwriter and distributor of the Contracts. You may obtain more information about FFS and its registered representatives at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                            FARMERS VARIABLE ANNUITY

              Individual Flexible Premium Variable Annuity Contract

                                 Issued Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

                                   Offered by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            3003 - 77th Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400

                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                        Phone: 1-877-376-8008 (toll free)
                       8:00 a.m. to 6:00 p.m. Eastern Time


      This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity, an individual flexible premium variable annuity contract, offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated May 1, 2005 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.


      This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE PORTFOLIOS.


      The date of this Statement of Additional Information is May 1, 2005.

TABLE OF CONTENTS


                                                                                          PAGE
ADDITIONAL CONTRACT PROVISIONS.......................................................      2
           The Contract..............................................................      2
           Incontestability..........................................................      2
           Incorrect Age or Sex......................................................      2
           Nonparticipation..........................................................      2
           Waiver of Surrender Charge Riders.........................................      2
           Tax Status of the Contracts...............................................      3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA...........      3
           Money Market Subaccount Yields............................................      4
           Other Subaccount Yields...................................................      5
           Average Annual Total Returns for the Subaccounts..........................      6
           Non-Standard Subaccount Total Returns.....................................      7
           Adjusted Historic Portfolio Performance Data..............................      7
           Effect of the Records Maintenance Charge on Performance Data..............      7

HISTORIC PERFORMANCE DATA............................................................      8
           General Limitations.......................................................      8
           Tables of Subaccount Performance Figures..................................      8
           Time Periods Before The Date The Variable Account Commenced Operations....     16
           Tables Of Adjusted Historic Total Return Quotations.......................     16

NET INVESTMENT FACTOR................................................................     24

CONDENSED FINANCIAL INFORMATION......................................................     25

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS....................................     33

RESOLVING MATERIAL CONFLICTS.........................................................     33

VOTING RIGHTS........................................................................     34

THIRD PARTY ADMINISTRATION AGREEMENT.................................................     34

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...............................................     34

DISTRIBUTION OF THE CONTRACTS........................................................     34

LEGAL MATTERS........................................................................     35

EXPERTS..............................................................................     35

OTHER INFORMATION....................................................................     35

FINANCIAL STATEMENTS.................................................................     36

INDEX TO FINANCIAL STATEMENTS........................................................    F-1

ADDITIONAL CONTRACT PROVISIONS

                                  THE CONTRACT

      The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.

      Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person - no agent or registered representative - has authority to change or waive any provision of the Contract.

      Upon notice to you, we may modify the Contract if necessary to:

      - permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues; or

      - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

      - effect a change in the operation of the variable account or to provide additional investment options.

      In the event of such modifications, we will make the appropriate endorsement to the Contract.

                                INCONTESTABILITY

      We will not contest the Contract after the issue date.

                              INCORRECT AGE OR SEX

      We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

                                NONPARTICIPATION

      The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

                        WAIVER OF SURRENDER CHARGE RIDERS

      If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:

      - the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.

      - the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.

      There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.

                           TAX STATUS OF THE CONTRACTS

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      DIVERSIFICATION REQUIREMENTS. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

      OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying portfolio assets of the variable account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is limited published guidance in this area and it does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying portfolio assets of the variable account.

      REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.

      The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Other rules may apply to Qualified Contracts.

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

      We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

                         MONEY MARKET SUBACCOUNT YIELDS

      Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

      We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and
(ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.

      These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.

      We calculate the current yield by the following formula:

      Current Yield = ((NCS - ES)/UV) X (365/7)

      Where:

              NCS      =         the net change in the value of the Money
                                 Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

              ES       =         per unit charges deducted from the hypothetical
                                 subaccount for the seven-day period.

              UV       =         the unit value for the first day of the
                                 seven-day period.


      The current yield for the 7-day period ended December 31, 2004 for the Money Market subaccount was -0.2756%.


      We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

      Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1

      Where:

              NCS      =         the net change in the value of the Money
                                 Market portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

              ES       =         per unit charges deducted from the hypothetical
                                 subaccount for the seven-day period.

              UV       =         the unit value for the first day of the
                                 seven-day period.

      The Money Market subaccount yield is lower than the Money Market portfolio's yield because of the charges and deductions that the Contract imposes.

      The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.

      Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

                             OTHER SUBACCOUNT YIELDS

      Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

      We compute the annualized 30-day yield by:

      1. dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;

      2. multiplying the result by the daily average number of units outstanding for the period;

      3.    compounding that yield for a 6-month period; and

      4.    multiplying the result by 2.

      Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

      Yield     =             2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

      Where:

              NI       =      net income of the portfolio for the 30-day or
                              one-month period attributable to the subaccount's units.

              ES       =      charges deducted from the subaccount for the
                              30-day or one-month period.

              U        =      the average number of units outstanding.

              UV       =      the unit value at the close of the last day in the
                              30-day or one-month period.

      The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

      The yield on the amounts held in the subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount's actual yield.

      Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

                AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS

      Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

      When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

      Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

      We calculate the standard average annual total returns using subaccount unit values that we calculate on each business day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

      We calculate the standard total return by the following formula:

          TR        =      ((ERV/P)(1/N)) - 1

      Where:

          TR        =   the average annual total return net of subaccount
                        recurring charges.

          ERV       =   the ending redeemable value (minus any applicable
                        Surrender Charge and records maintenance charge) of the hypothetical subaccount at the end of the period.

          P         =   a hypothetical initial payment of $1,000.

          N         =   the number of years in the period.

                      NON-STANDARD SUBACCOUNT TOTAL RETURNS

      Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.

      We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

          CTR       =      (ERV/P) - 1

      Where:

          CTR       =      the cumulative total return net of subaccount
                           recurring charges for the period.

          ERV       =      the ending redeemable value of the hypothetical
                           investment at the end of the period.

          P         =      a hypothetical single payment of $1,000.

                  ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

      Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

      We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

          EFFECT OF THE RECORDS MAINTENANCE CHARGE ON PERFORMANCE DATA

      The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

HISTORIC PERFORMANCE DATA

                               GENERAL LIMITATIONS

      The funds have provided the portfolios' performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds' data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

                    TABLES OF SUBACCOUNT PERFORMANCE FIGURES


      The tables below set out the adjusted historic total returns for the subaccounts for various periods as of December 31, 2004. The following charts show the historical performance data for the subaccounts since each subaccount started operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE SUBACCOUNTS. Some of the figures reflect the voluntary waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.


                                     TABLE 1


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
                                                                            ----------   ------  ------  -------   --------------
CALVERT VARIABLE SERIES, INC.
    CVS Social Small Cap Growth Portfolio                                     5/1/01       2.68   N/A      N/A          4.48
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio                                              5/1/01       3.23   N/A      N/A          1.22
    Quality Bond Portfolio                                                    5/1/01      -4.21   N/A      N/A          2.40
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)         5/1/01      -1.52   N/A      N/A         -8.45
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                             5/1/01      -4.01   N/A      N/A         -6.95
    Fidelity VIP Index 500 Portfolio                                          5/1/01       2.74   N/A      N/A         -2.25
    Fidelity VIP Mid Cap Portfolio                                            5/1/01      16.72   N/A      N/A         11.66
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin
       Small Cap Fund)                                                        5/1/01       3.63   N/A      N/A         -1.81
    Franklin Small Cap Value Securities Fund                                 5/01/05        N/A   N/A      N/A           N/A
    Templeton Developing Markets Securities Fund                              8/4/00      16.66   N/A      N/A          7.11
    Templeton Global Asset Allocation Fund                                    5/1/01       7.77   N/A      N/A          5.94
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                         5/1/01       1.41   N/A      N/A         -4.90
    Goldman Sachs CORE(SM) Small Cap Equity Fund                              5/1/01       8.37   N/A      N/A          8.92
    Goldman Sachs Mid Cap Value Fund                                          5/1/01      17.82   N/A      N/A         12.28
JANUS ASPEN SERIES

    Janus Aspen Balanced Portfolio (Service Shares)                           5/1/01       0.67   N/A      N/A          0.47
    Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
       Appreciation Portfolio) (Institutional Shares)                         4/7/00      10.25   N/A      N/A         -9.09
    Janus Aspen Mid Cap Growth Portfolio (Service Shares)                     5/1/01      12.47   N/A      N/A         -4.98
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)                         6/7/00      -1.87   N/A      N/A          4.19
    PIMCO Low Duration Portfolio                                             5/15/00      -5.32   N/A      N/A          3.44

                                     TABLE 1


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
                                                                            ----------   ------  ------  -------   --------------
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                                   5/15/00      -2.04   N/A      N/A          5.37
    Scudder Global Discovery Portfolio                                        5/1/01      15.31   N/A      N/A          3.82
    Scudder Growth and Income Portfolio                                       4/7/00       2.41   N/A      N/A         -3.99
    Scudder International Portfolio                                           4/7/00       8.57   N/A      N/A         -9.43
    Scudder Money Market Portfolio(3)                                         6/7/00      -6.20   N/A      N/A          0.31
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government & Agency Securities Portfolio                          4/7/00      -3.55   N/A      N/A          4.24
    Scudder High Income Portfolio                                             6/7/00       4.51   N/A      N/A          4.69
    Scudder Small Cap Growth Portfolio                                        4/7/00       3.21   N/A      N/A        -14.62
    SVS Dreman High Return Equity Portfolio                                   4/7/00       6.12   N/A      N/A          9.10
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                     5/1/01      10.83   N/A      N/A          6.88
    WM Mid Cap Stock Fund                                                     5/1/01       6.34   N/A      N/A          6.68
    WM Small Cap Growth Fund                                                  5/1/01      -2.87   N/A      N/A         -5.22
    WM West Coast Equity Fund                                                 5/1/05        N/A   N/A      N/A           N/A
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS                                                  %                           %
  WM SAM Balanced Portfolio                                                   9/3/02       2.10   N/A      N/A         11.67
  WM SAM Conservative Balanced Portfolio                                      9/3/02       0.28   N/A      N/A          8.67
  WM SAM Conservative Growth Portfolio                                        9/3/02       3.73   N/A      N/A         14.65
  WM SAM Flexible Income Portfolio                                            9/3/02      -1.24   N/A      N/A          6.43
  WM SAM Strategic Growth Portfolio                                           9/3/02       4.63   N/A      N/A         16.71



           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                          RETIREMENT INCOME BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
                                                                            ----------   ------  ------  -------   --------------
CALVERT VARIABLE SERIES, INC.
    CVS Social Small Cap Growth Portfolio                                     5/1/01       2.43    N/A     N/A          4.21
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio                                              5/1/01       2.98    N/A     N/A          0.97
    Quality Bond Portfolio                                                    5/1/01      -4.44    N/A     N/A          2.13
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)         5/1/01      -1.76    N/A     N/A         -8.67
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                             5/1/01      -4.25    N/A     N/A         -7.18
    Fidelity VIP Index 500 Portfolio                                          5/1/01       2.48    N/A     N/A         -2.49
    Fidelity VIP Mid Cap Portfolio                                            5/1/01      16.41    N/A     N/A         11.37
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin
       Small Cap Fund)                                                        5/1/01       3.37    N/A     N/A         -2.05
    Franklin Small Cap Value Securities Fund                                 5/01/05        N/A    N/A     N/A           N/A
    Templeton Developing Markets Securities Fund                              8/4/00      16.35    N/A     N/A          6.84
    Templeton Global Asset Allocation Fund                                    5/1/01       7.49    N/A     N/A          5.67

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                          RETIREMENT INCOME BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
-------------------------------------------------------------------------   ----------   ------  ------  -------   --------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                         5/1/01       1.16    N/A     N/A         -5.14
    Goldman Sachs CORE(SM) Small Cap Equity Fund                              5/1/01       8.09    N/A     N/A          8.64
    Goldman Sachs Mid Cap Value Fund                                          5/1/01      17.51    N/A     N/A         12.00
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                           5/1/01       0.42    N/A     N/A          0.22
    Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
       Appreciation Portfolio) (Institutional Shares)                         4/7/00       9.96    N/A     N/A         -9.32
    Janus Aspen Mid Cap Growth Portfolio (Service Shares)                     5/1/01      12.18    N/A     N/A         -5.22
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)                         6/7/00      -2.11    N/A     N/A          3.93
    PIMCO Low Duration Portfolio                                             5/15/00      -5.56    N/A     N/A          3.17
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                                   5/15/00      -2.28    N/A     N/A          5.10
    Scudder Global Discovery Portfolio                                        5/1/01      15.01    N/A     N/A          3.55
    Scudder Growth and Income Portfolio                                       4/7/00       2.15    N/A     N/A         -4.23
    Scudder International Portfolio                                           4/7/00       8.29    N/A     N/A         -9.65
    Scudder Money Market Portfolio(3)                                         6/7/00      -6.43    N/A     N/A          0.06
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government & Agency Securities Portfolio                          4/7/00      -3.79    N/A     N/A          3.97
    Scudder High Income Portfolio                                             6/7/00       4.25    N/A     N/A          4.42
    Scudder Small Cap Growth Portfolio                                        4/7/00       2.96    N/A     N/A        -14.83
    SVS Dreman High Return Equity Portfolio                                   4/7/00       5.84    N/A     N/A          8.82
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                     5/1/01      10.54    N/A     N/A          6.60
    WM Mid Cap Stock Fund                                                     5/1/01       6.06    N/A     N/A          6.40
    WM Small Cap Growth Fund                                                  5/1/01      -3.11    N/A     N/A         -5.45
    WM West Coast Equity Fund                                                 5/1/05        N/A    N/A     N/A           N/A
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS                                                   %      %       %             %
  WM SAM Balanced Portfolio                                                   9/3/02       1.85    N/A     N/A         11.39
  WM SAM Conservative Balanced Portfolio                                      9/3/02       0.03    N/A     N/A          8.39
  WM SAM Conservative Growth Portfolio                                        9/3/02       3.47    N/A     N/A         14.36
  WM SAM Flexible Income Portfolio                                            9/3/02      -1.49    N/A     N/A          6.16
  WM SAM Strategic Growth Portfolio                                           9/3/02       4.37    N/A     N/A         16.41



           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                            Subaccount   1 Year  5 Year  10 Year  Life of Subaccount
SUBACCOUNT                                                                  Start Date    (%)      (%)     (%)           (%)
-------------------------------------------------------------------------   ----------   ------  ------  -------  ------------------
CALVERT VARIABLE SERIES, INC.
    CVS Social Small Cap Growth Portfolio                                     5/1/01      2.17    N/A      N/A           3.94
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio                                              5/1/01      2.72    N/A      N/A           0.72
    Quality Bond Portfolio                                                    5/1/01     -4.68    N/A      N/A           1.87
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)         5/1/01     -2.01    N/A      N/A          -8.90
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                             5/1/01     -4.48    N/A      N/A          -7.41
    Fidelity VIP Index 500 Portfolio                                          5/1/01      2.23    N/A      N/A          -2.73

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                            Subaccount   1 Year  5 Year  10 Year  Life of Subaccount
SUBACCOUNT                                                                  Start Date    (%)      (%)     (%)           (%)
----------------------------------------------------------------------      ----------   ------  ------  -------  ------------------
    Fidelity VIP Mid Cap Portfolio                                            5/1/01     16.11    N/A      N/A          11.09
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin
       Small Cap Fund)                                                        5/1/01      3.12    N/A      N/A          -2.29
    Franklin Small Cap Value Securities Fund                                 5/01/05       N/A    N/A      N/A            N/A
    Templeton Developing Markets Securities Fund                              8/4/00     16.05    N/A      N/A           6.57
    Templeton Global Asset Allocation Fund                                    5/1/01      7.20    N/A      N/A           5.40
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                         5/1/01      0.91    N/A      N/A          -5.37
    Goldman Sachs CORE(SM) Small Cap Equity Fund                              5/1/01      7.80    N/A      N/A           8.36
    Goldman Sachs Mid Cap Value Fund                                          5/1/01     17.21    N/A      N/A          11.71
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                           5/1/01      0.17    N/A      N/A          -0.02
    Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
       Appreciation Portfolio) (Institutional Shares)                         4/7/00      9.67    N/A      N/A          -9.54
    Janus Aspen Mid Cap Growth Portfolio (Service Shares)                     5/1/01     11.88    N/A      N/A          -5.45
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)                         6/7/00     -2.36    N/A      N/A           3.66
    PIMCO Low Duration Portfolio                                             5/15/00     -5.79    N/A      N/A           2.91
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                                   5/15/00     -2.52    N/A      N/A           4.83
    Scudder Global Discovery Portfolio                                        5/1/01     14.71    N/A      N/A           3.29
    Scudder Growth and Income Portfolio                                       4/7/00      1.90    N/A      N/A          -4.47
    Scudder International Portfolio                                           4/7/00      8.00    N/A      N/A          -9.87
    Scudder Money Market Portfolio(3)                                         6/7/00     -6.66    N/A      N/A          -0.19
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government & Agency Securities Portfolio                          4/7/00     -4.03    N/A      N/A           3.71
    Scudder High Income Portfolio                                             6/7/00      3.99    N/A      N/A           4.16
    Scudder Small Cap Growth Portfolio                                        4/7/00      2.70    N/A      N/A         -15.04
    SVS Dreman High Return Equity Portfolio                                   4/7/00      5.57    N/A      N/A           8.55
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                     5/1/01     10.25    N/A      N/A           6.33
    WM Mid Cap Stock Fund                                                     5/1/01      5.79    N/A      N/A           6.13
    WM Small Cap Growth Fund                                                  5/1/01     -3.35    N/A      N/A          -5.68
    WM West Coast Equity Fund                                                 5/1/05       N/A    N/A      N/A            N/A
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS                                                  %                              %
  WM SAM Balanced Portfolio                                                   9/3/02      1.60    N/A      N/A          11.10
  WM SAM Conservative Balanced Portfolio                                      9/3/02     -0.21    N/A      N/A           8.11
  WM SAM Conservative Growth Portfolio                                        9/3/02      3.22    N/A      N/A          14.07
  WM SAM Flexible Income Portfolio                                            9/3/02     -1.73    N/A      N/A           5.88
  WM SAM Strategic Growth Portfolio                                           9/3/02      4.11    N/A      N/A          16.11


--------------------

(1) Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results;
      (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0894% based on an average account value of $33,559 on 12/31/2004. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(4) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

                                     TABLE 2


          NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                          AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
-------------------------------------------------------------------------   ----------   ------  ------  -------   --------------
CALVERT VARIABLE SERIES, INC.
    CVS Social Small Cap Growth Portfolio                                     5/1/01       9.11    N/A     N/A         5.61
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio                                              5/1/01       9.69    N/A     N/A         2.43
    Quality Bond Portfolio                                                    5/1/01       1.79    N/A     N/A         3.60
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)         5/1/01       4.64    N/A     N/A        -7.35
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                             5/1/01       2.00    N/A     N/A        -5.84
    Fidelity VIP Index 500 Portfolio                                          5/1/01       9.16    N/A     N/A        -1.07
    Fidelity VIP Mid Cap Portfolio                                            5/1/01      23.26    N/A     N/A        12.61
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin
       Small Cap Fund)                                                        5/1/01      10.11    N/A     N/A        -0.63
    Franklin Small Cap Value Securities Fund                                 5/01/05        N/A    N/A     N/A          N/A
    Templeton Developing Markets Securities Fund                              8/4/00      23.20    N/A     N/A         7.79
    Templeton Global Asset Allocation Fund                                    5/1/01      14.31    N/A     N/A         7.04
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                         5/1/01       7.75    N/A     N/A        -3.76
    Goldman Sachs CORE(SM) Small Cap Equity Fund                              5/1/01      14.91    N/A     N/A         9.94
    Goldman Sachs Mid Cap Value Fund                                          5/1/01      24.36    N/A     N/A        13.23
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                           5/1/01       6.97    N/A     N/A         1.68
    Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
       Appreciation Portfolio) (Institutional Shares)                         4/7/00      16.79    N/A     N/A        -8.41
    Janus Aspen Mid Cap Growth Portfolio (Service Shares)                     5/1/01      19.01    N/A     N/A        -3.84
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO
       Foreign Bond Portfolio)                                                6/7/00       4.27    N/A     N/A         4.91
    PIMCO Low Duration Portfolio                                             5/15/00       0.60    N/A     N/A         4.16
SCUDDER VARIABLE SERIES I  (CLASS A SHARES)
    Scudder Bond Portfolio                                                   5/15/00       4.09    N/A     N/A         6.04
    Scudder Global Discovery Portfolio                                        5/1/01      21.85    N/A     N/A         4.98
    Scudder Growth and Income Portfolio                                       4/7/00       8.81    N/A     N/A        -3.28
    Scudder International Portfolio                                           4/7/00      15.11    N/A     N/A        -8.75
    Scudder Money Market Portfolio(3)                                         6/7/00      -0.33    N/A     N/A         1.08
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government & Agency Securities Portfolio (formerly Scudder
       Government Securities Portfolio)                                       4/7/00       2.48    N/A     N/A         4.92
    Scudder High Income Portfolio                                             6/7/00      11.05    N/A     N/A         5.40

                                     TABLE 2


          NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                          AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
-------------------------------------------------------------------------   ----------   ------  ------  -------   --------------
    Scudder Small Cap Growth Portfolio                                        4/7/00       9.67    N/A     N/A       -13.98
    SVS Dreman High Return Equity Portfolio                                   4/7/00      12.66    N/A     N/A         9.68
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                     5/1/01      17.37    N/A     N/A         7.95
    WM Mid Cap Stock Fund                                                     5/1/01      12.89    N/A     N/A         7.75
    WM Small Cap Growth Fund                                                  5/1/01       3.21    N/A     N/A        -4.08
    WM West Coast Equity Fund                                                 5/1/05        N/A    N/A     N/A          N/A
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                   9/3/02       8.49    N/A     N/A        13.42
  WM SAM Conservative Balanced Portfolio                                      9/3/02       6.56    N/A     N/A        10.48
  WM SAM Conservative Growth Portfolio                                        9/3/02      10.22    N/A     N/A        16.34
  WM SAM Flexible Income Portfolio                                            9/3/02       4.93    N/A     N/A         8.29
  WM SAM Strategic Growth Portfolio                                           9/3/02      11.17    N/A     N/A        18.36



         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                          RETIREMENT INCOME BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
-------------------------------------------------------------------------   ----------   ------  ------  -------   --------------
CALVERT VARIABLE SERIES, INC.
    CVS Social Small Cap Growth Portfolio                                     5/1/01       8.84    N/A      N/A         5.35
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio                                              5/1/01       9.42    N/A      N/A         2.18
    Quality Bond Portfolio                                                    5/1/01       1.53    N/A      N/A         3.34
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)         5/1/01       4.38    N/A      N/A        -7.58
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                             5/1/01       1.74    N/A      N/A        -6.07
    Fidelity VIP Index 500 Portfolio                                          5/1/01       8.89    N/A      N/A        -1.32
    Fidelity VIP Mid Cap Portfolio                                            5/1/01      22.96    N/A      N/A        12.34
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin
       Small Cap Fund)                                                        5/1/01       9.84    N/A      N/A        -0.88
    Franklin Small Cap Value Securities Fund                                 5/01/05        N/A    N/A      N/A          N/A
    Templeton Developing Markets Securities Fund                              8/4/00      22.90    N/A      N/A         7.53
    Templeton Global Asset Allocation Fund                                    5/1/01      14.03    N/A      N/A         6.77
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                         5/1/01       7.49    N/A      N/A        -4.00
    Goldman Sachs CORE(SM) Small Cap Equity Fund                              5/1/01      14.63    N/A      N/A         9.67
    Goldman Sachs Mid Cap Value Fund                                          5/1/01      24.05    N/A      N/A        12.95
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                           5/1/01       6.70    N/A      N/A         1.43
    Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
       Appreciation Portfolio) (Institutional Shares)                         4/7/00      16.50    N/A      N/A        -8.64
    Janus Aspen Mid Cap Growth Portfolio (Service Shares)                     5/1/01      18.72    N/A      N/A        -4.08

         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2004(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                          RETIREMENT INCOME BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
-------------------------------------------------------------------------   ----------   ------  ------  -------   --------------
    PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)                         6/7/00       4.01    N/A      N/A         4.65
    PIMCO Low Duration Portfolio                                             5/15/00       0.35    N/A      N/A         3.90
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                                   5/15/00       3.83    N/A      N/A         5.78
    Scudder Global Discovery Portfolio                                        5/1/01      21.55    N/A      N/A         4.72
    Scudder Growth and Income Portfolio                                       4/7/00       8.55    N/A      N/A        -3.51
    Scudder International Portfolio                                           4/7/00      14.83    N/A      N/A        -8.98
    Scudder Money Market Portfolio(3)                                         6/7/00      -0.58    N/A      N/A         0.83
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government & Agency Securities Portfolio                          4/7/00       2.23    N/A      N/A         4.67
    Scudder High Income Portfolio                                             6/7/00      10.77    N/A      N/A         5.14
    Scudder Small Cap Growth Portfolio                                        4/7/00       9.40    N/A      N/A       -14.20
    SVS Dreman High Return Equity Portfolio                                   4/7/00      12.39    N/A      N/A         9.41
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                     5/1/01      17.08    N/A      N/A         7.68
    WM Mid Cap Stock Fund                                                     5/1/01      12.61    N/A      N/A         7.49
    WM Small Cap Growth Fund                                                  5/1/01       2.96    N/A      N/A        -4.32
    WM West Coast Equity Fund                                                 5/1/05        N/A    N/A      N/A          N/A
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS                                                   %
  WM SAM Balanced Portfolio                                                   9/3/02       8.22    N/A      N/A        13.14
  WM SAM Conservative Balanced Portfolio                                      9/3/02       6.29    N/A      N/A        10.21
  WM SAM Conservative Growth Portfolio                                        9/3/02       9.94    N/A      N/A        16.06
  WM SAM Flexible Income Portfolio                                            9/3/02       4.67    N/A      N/A         8.02
  WM SAM Strategic Growth Portfolio                                           9/3/02      10.89    N/A      N/A        18.06



        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2004(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
-------------------------------------------------------------------------   ----------   ------  ------  -------   --------------
CALVERT VARIABLE SERIES, INC.
    CVS Social Small Cap Growth Portfolio                                      5/1/01      8.57     N/A    N/A           5.09
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)

    Developing Leaders Portfolio                                               5/1/01      9.15     N/A    N/A           1.93
    Quality Bond Portfolio                                                     5/1/01      1.28     N/A    N/A           3.09
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)          5/1/01      4.13     N/A    N/A          -7.80
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)

    Fidelity VIP Growth Portfolio                                              5/1/01      1.49     N/A    N/A          -6.30
    Fidelity VIP Index 500 Portfolio                                           5/1/01      8.62     N/A    N/A          -1.56
    Fidelity VIP Mid Cap Portfolio                                             5/1/01     22.65     N/A    N/A          12.06
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)

    Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin
       Small Cap Fund)                                                         5/1/01      9.57     N/A    N/A          -1.12
    Franklin Small Cap Value Securities Fund                                  5/01/05       N/A     N/A    N/A            N/A
    Templeton Developing Markets Securities Fund                               8/4/00     22.59     N/A    N/A           7.26
    Templeton Global Asset Allocation Fund                                     5/1/01     13.75     N/A    N/A           6.51
GOLDMAN SACHS VARIABLE INSURANCE TRUST

        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2004(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(4)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)



                                                                            Subaccount   1 Year  5 Year  10 Year      Life of
SUBACCOUNT                                                                  Start Date     (%)    (%)      (%)     Subaccount (%)
-------------------------------------------------------------------------   ----------   ------  ------  -------   --------------
    Goldman Sachs Capital Growth Fund                                          5/1/01      7.22     N/A    N/A          -4.24
    Goldman Sachs CORE(SM) Small Cap Equity Fund                               5/1/01     14.35     N/A    N/A           9.40
    Goldman Sachs Mid Cap Value Fund                                           5/1/01     23.75     N/A    N/A          12.67
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                            5/1/01      6.44     N/A    N/A           1.18
    Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
       Appreciation Portfolio) (Institutional Shares)                          4/7/00     16.22     N/A    N/A          -8.86
    Janus Aspen Mid Cap Growth Portfolio (Service Shares)                      5/1/01     18.43     N/A    N/A          -4.31
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)                          6/7/00      3.75     N/A    N/A           4.39
    PIMCO Low Duration Portfolio                                              5/15/00      0.10     N/A    N/A           3.65
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                                    5/15/00      3.58     N/A    N/A           5.52
    Scudder Global Discovery Portfolio                                         5/1/01     21.25     N/A    N/A           4.46
    Scudder Growth and Income Portfolio                                        4/7/00      8.28     N/A    N/A          -3.75
    Scudder International Portfolio                                            4/7/00     14.55     N/A    N/A          -9.20
    Scudder Money Market Portfolio(3)                                          6/7/00     -0.82     N/A    N/A           0.59
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government & Agency Securities Portfolio                           4/7/00      1.97     N/A    N/A           4.41
    Scudder High Income Portfolio                                              6/7/00     10.50     N/A    N/A           4.88
    Scudder Small Cap Growth Portfolio                                         4/7/00      9.13     N/A    N/A         -14.41
    SVS Dreman High Return Equity Portfolio                                    4/7/00     12.11     N/A    N/A           9.14
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                      5/1/01     16.79     N/A    N/A           7.42
    WM Mid Cap Stock Fund                                                      5/1/01     12.33     N/A    N/A           7.22
    WM Small Cap Growth Fund                                                   5/1/01      2.70     N/A    N/A          -4.55
    WM West Coast Equity Fund                                                  5/1/05       N/A     N/A    N/A            N/A
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
    WM SAM Balanced Portfolio                                                  9/3/02      7.96     N/A    N/A          12.86
    WM SAM Conservative Balanced Portfolio                                     9/3/02      6.03     N/A    N/A           9.93
    WM SAM Conservative Growth Portfolio                                       9/3/02      9.67     N/A    N/A          15.77
    WM SAM Flexible Income Portfolio                                           9/3/02      4.42     N/A    N/A           7.76
    WM SAM Strategic Growth Portfolio                                          9/3/02     10.62     N/A    N/A          17.77


----------------------

(1) Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results;
      (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0894% based on an average account value of $33,559 on 12/31/2004. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

(4) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

     TIME PERIODS BEFORE THE DATE THE VARIABLE ACCOUNT COMMENCED OPERATIONS

      The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

               TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS


      The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2004. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.


                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                 Portfolio Start   1 Year     5 Year    10 Year   Life of Portfolio
PORTFOLIO                                                             Date          (%)        (%)        (%)            (%)
--------------------------------------------------------------   ---------------   ------     ------    -------   -----------------
CALVERT VARIABLE SERIES, INC.
    CVS Social Small Cap Growth Portfolio                            3/15/95         2.68       5.13       N/A           6.49
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
    Developing Leaders Portfolio                                     8/31/90         3.23       2.49      8.56          22.12
    Quality Bond Portfolio                                           8/31/90        -4.21       4.55      5.55           6.03
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS
 SHARES)(3)                                                          10/7/93        -1.52     -10.13      7.12           6.95
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE
 CLASS SHARES)(4)
    Fidelity VIP Growth Portfolio                                    10/9/86        -4.01      -8.68      8.51           9.65
    Fidelity VIP Index 500 Portfolio                                 8/27/92         2.74      -4.68     10.18           9.34
    Fidelity VIP Mid Cap Portfolio                                  12/28/98        16.72      13.11       N/A          19.01
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2 SHARES)(5)
        Franklin Small-Mid Cap Growth Securities Fund
         (formerly Franklin Small Cap Fund)                          11/1/95         3.63      -6.49       N/A           8.45
    Franklin Small Cap Value Securities Fund                         5/01/98        15.38      13.94       N/A          11.16
    Templeton Developing Markets Securities Fund                      3/4/96        16.66       1.56       N/A          -1.72
    Templeton Global Asset Allocation Fund                           8/24/88         7.77       3.68      9.71           9.10
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                4/30/98         1.41      -6.12       N/A           0.71
    Goldman Sachs CORE(SM) Small Cap Equity Fund                     2/13/98         8.37       7.05       N/A           5.90
    Goldman Sachs Mid Cap Value Fund                                  5/1/98        17.82      15.88       N/A           8.86
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)(6)               9/13/93         0.67      -0.67     10.85          10.11
    Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
       Appreciation Portfolio) (Institutional Shares)                 5/1/97        10.25      -6.92       N/A          11.73
    Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)         9/13/93        12.47     -15.35      6.97           8.98
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)                2/16/99        -1.87        N/A       N/A           3.55
    PIMCO Low Duration Portfolio                                     2/16/99        -5.32        N/A       N/A           3.17
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                           7/16/85        -2.04       4.93      5.60           6.18
    Scudder Global Discovery Portfolio                                5/1/96        15.31      -0.92       N/A           9.31

                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                 Portfolio Start   1 Year     5 Year    10 Year   Life of Portfolio
PORTFOLIO                                                             Date          (%)        (%)        (%)            (%)
--------------------------------------------------------------   ---------------   ------     ------    -------   -----------------
    Scudder Growth and Income Portfolio                               5/2/94         2.41      -3.29      6.98           6.92
    Scudder International Portfolio                                   5/1/87         8.57      -9.81      4.01           5.65
    Scudder Money Market Portfolio(7)                                7/16/85        -6.20       0.67      2.67           3.52
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government & Agency Securities Portfolio
       (formerly Scudder Government Securities Portfolio)             9/3/87        -3.55       4.51      5.65           5.70
    Scudder High Income Portfolio                                     4/6/82         4.51       3.58      6.01           9.27
    Scudder Small Cap Growth Portfolio                                5/2/94         3.21     -10.75      6.99           6.84
    SVS Dreman High Return Equity Portfolio                           5/4/98         6.12       8.46       N/A           4.70
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund(8)                                         4/28/98        10.83       9.27       N/A           7.52
    WM Mid Cap Stock Fund(8)                                          5/1/00         6.34        N/A       N/A          10.20
    WM Small Cap Growth Fund(8)                                      1/12/94        -2.87      -7.87      6.70           6.45
    WM West Coast Equity Fund                                        11/6/01         4.15        N/A       N/A           6.82
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                         11/5/01         2.10        N/A       N/A           4.86
   WM SAM Conservative Balanced Portfolio                            11/5/01         0.28        N/A       N/A           4.42
   WM SAM Conservative Growth Portfolio                              11/5/01         3.73        N/A       N/A           4.89
   WM SAM Flexible Income Portfolio                                  11/5/01        -1.24        N/A       N/A           4.01
   WM SAM Strategic Growth Portfolio                                 11/5/01         4.63        N/A       N/A           4.75



        ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                           RETIREMENT INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                 Portfolio Start   1 Year     5 Year    10 Year   Life of Portfolio
PORTFOLIO                                                             Date          (%)        (%)        (%)            (%)
--------------------------------------------------------------   ---------------   ------     ------    -------   -----------------
CALVERT VARIABLE SERIES, INC.
    CVS Social Small Cap Growth Portfolio                            3/15/95        2.43        4.86       N/A           6.22
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
    Developing Leaders Portfolio                                     8/31/90        2.98        2.23      8.29          21.81
    Quality Bond Portfolio                                           8/31/90       -4.44        4.28      5.28           5.77
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS
 SHARES)(3)                                                          10/7/93       -1.76      -10.35      6.85           6.68
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE
 CLASS SHARES)(4)
    Fidelity VIP Growth Portfolio                                    10/9/86       -4.25       -8.91      8.24           9.38
    Fidelity VIP Index 500 Portfolio                                 8/27/92        2.48       -4.92      9.91           9.06
    Fidelity VIP Mid Cap Portfolio                                  12/28/98       16.41       12.82       N/A          18.71
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2
 SHARES)(5)
    Franklin Small-Mid Cap Growth Securities Fund (formerly
       Franklin Small Cap Fund)                                      11/1/95        3.37       -6.72       N/A           8.18
    Franklin Small Cap Value Securities Fund                          5/1/98       15.07       13.65       N/A          10.87
    Templeton Developing Markets Securities Fund                      3/4/96       16.35        1.30       N/A          -1.96
    Templeton Global Asset Allocation Fund                           8/24/88        7.49        3.41      9.43           8.82
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                4/30/98        1.16       -6.35       N/A           0.46

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)

  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                              Portfolio                            Life of
                                                                Start    1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                       Date       (%)     (%)     (%)       (%)
------------------------------------------------------------  ---------  ------  ------  -------  ---------
  Goldman Sachs CORE(SM) Small Cap Equity Fund                 2/13/98     8.09    6.78     N/A     5.64
  Goldman Sachs Mid Cap Value Fund                              5/1/98    17.51   15.59     N/A     8.59

JANUS ASPEN SERIES
  Janus Aspen Balanced Portfolio (Service Shares)(6)           9/13/93     0.42   -0.92   10.58     9.83
  Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
    Appreciation Portfolio) (Institutional Shares)              5/1/97     9.96   -7.15     N/A    11.46
  Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)     9/13/93    12.18  -15.56    6.70     8.70

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)            2/16/99    -2.11    4.16     N/A     3.29
  PIMCO Low Duration Portfolio                                 2/16/99    -5.56    3.00     N/A     2.91

SCUDDER VARIABLE SERIES I (CLASS A SHARES)
  Scudder Bond Portfolio                                       7/16/85    -2.28    4.66    5.34     5.92
  Scudder Global Discovery Portfolio                            5/1/96    15.01   -1.17     N/A     9.04
  Scudder Growth and Income Portfolio                           5/2/94     2.15   -3.53    6.71     6.65
  Scudder International Portfolio                               5/1/87     8.29  -10.03    3.75     5.39
  Scudder Money Market Portfolio(7)                            7/16/85    -6.43    0.43    2.42     3.26

SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government & Agency Securities Portfolio              9/3/87    -3.79    4.24    5.38     5.44
  Scudder High Income Portfolio                                 4/6/82     4.25    3.32    5.75     9.00
  Scudder Small Cap Growth Portfolio                            5/2/94     2.96  -10.97    6.72     6.58
  SVS Dreman High Return Equity Portfolio                       5/4/98     5.84    8.19     N/A     4.44

WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund(8)                                     4/28/98    10.54    8.99     N/A     7.25
  WM Mid Cap Stock Fund(8)                                      5/1/00     6.06     N/A     N/A     9.92
  WM Small Cap Growth Fund(8)                                  1/12/94    -3.11   -8.10    6.43     6.18
  WM West Coast Equity Fund                                    11/6/01     3.89     N/A     N/A     6.54

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                    11/5/01     1.85     N/A     N/A     4.59
  WM SAM Conservative Balanced Portfolio                       11/5/01     0.03     N/A     N/A     4.15
  WM SAM Conservative Growth Portfolio                         11/5/01     3.47     N/A     N/A     4.62
  WM SAM Flexible Income Portfolio                             11/5/01    -1.49     N/A     N/A     3.74
  WM SAM Strategic Growth Portfolio                            11/5/01     4.37     N/A     N/A     4.48



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)

      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                              Portfolio                            Life of
                                                                                Start    1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                                       Date       (%)     (%)     (%)       (%)
----------------------------------------------------------------------------  ---------  ------  ------  -------  ---------
CALVERT VARIABLE SERIES, INC.
  CVS Social Small Cap Growth Portfolio                                        3/15/95    1.85      N/A    N/A       4.59

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
  Developing Leaders Portfolio                                                 8/31/90    2.72     1.97   8.02      21.50
  Quality Bond Portfolio                                                       8/31/90   -4.68     4.01   5.02       5.50

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES) (3)      10/7/93   -2.01   -10.58   6.58       6.41

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
  Fidelity VIP Growth Portfolio                                                10/9/86   -4.48    -9.13   7.96       9.10
  Fidelity VIP Index 500 Portfolio                                             8/27/92    2.23    -5.15   9.63       8.79
  Fidelity VIP Mid Cap Portfolio                                              12/28/98   16.11    12.54    N/A      18.41

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)

      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                INCOME BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                          Portfolio                            Life of
                                                                            Start    1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                                   Date       (%)     (%)     (%)       (%)
------------------------------------------------------------------------  ---------  ------  ------  -------  ---------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
  Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin Small
    Cap Fund)                                                              11/1/95     3.12   -6.95     N/A      7.91
  Franklin Small Cap Value Securities Fund                                  5/1/98    14.76   13.36     N/A     10.58
  Templeton Developing Markets Securities Fund                              3/4/96    16.05    1.05     N/A     -2.21
  Templeton Global Asset Allocation fund                                   8/24/88     7.20    3.15    9.16      8.55

GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                        4/30/98     0.91   -6.58     N/A      0.21
  Goldman Sachs CORE(SM) Small Cap Equity Fund                             2/13/98     7.80    6.50     N/A      5.37
  Goldman Sachs Mid Cap Value Fund                                          5/1/98    17.21   15.29     N/A      8.31

JANUS ASPEN SERIES
  Janus Aspen Balanced Portfolio (Service Shares)(6)                       9/13/93     0.17   -1.17   10.30      9.56
  Janus Aspen Forty Portfolio (formerly Janus Aspen Capital Appreciation
    Portfolio) (Institutional Shares)                                       5/1/97     9.67   -7.38     N/A     11.18
  Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)                 9/13/93    11.88  -15.77    6.44      8.43

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged                         2/16/99    -2.36    3.90     N/A      3.03
  PIMCO Low Duration Portfolio                                             2/16/99    -5.79    2.74     N/A      2.65

SCUDDER VARIABLE SERIES I (CLASS A SHARES)
  Scudder Bond Portfolio                                                   7/16/85    -2.52    4.40    5.08      5.66
  Scudder Global Discovery Portfolio                                        5/1/96    14.71   -1.42     N/A      8.77
  Scudder Growth and Income Portfolio                                       5/2/94     1.90   -3.77    6.45      6.39
  Scudder International Portfolio                                           5/1/87     8.00  -10.25    3.49      5.13
  Scudder Money Market Portfolio(7)                                        7/16/85    -6.66    0.18    2.16      3.01

SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government & Agency Securities Portfolio                          9/3/87    -4.03    3.98    5.13      5.18
  Scudder High Income Portfolio                                             4/6/82     3.99    3.05    5.49      8.74
  Scudder Small Cap Growth Portfolio                                        5/2/94     2.70  -11.19    6.46      6.31
  SVS Dreman High Return Equity Portfolio                                   5/4/98     5.57    7.91     N/A      4.18

WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund(8)                                                 4/28/98    10.25    8.71     N/A      6.98
  WM Mid Cap Stock Fund(8)                                                  5/1/00     5.79     N/A     N/A      9.64
  WM Small Cap Growth Fund(8)                                              1/12/94    -3.35   -8.33    6.16      5.91
  WM West Coast Equity Fund                                                11/6/01     3.62     N/A     N/A      6.26

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                11/5/01     1.60     N/A     N/A      4.32
  WM SAM Conservative Balanced Portfolio                                   11/5/01    -0.21     N/A     N/A      3.88
  WM SAM Conservative Growth Portfolio                                     11/5/01     3.22     N/A     N/A      4.35
  WM SAM Flexible Income Portfolio                                         11/5/01    -1.73     N/A     N/A      3.47
  WM SAM Strategic Growth Portfolio                                        11/5/01     4.11     N/A     N/A      4.21


------------------


(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0894% based on an average account value of $33,559 on 12/31/2004. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/04, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.



(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/04, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.



(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 1/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/04, and the performance of Class 1 shares from their inception (11/1/95, 5/1/98, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.



(6) The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/04, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%


(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(8) The performance of the WM Variable Trust Funds reflect the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/01/01) until 12/31/04, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.


(9) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)

                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                    Portfolio                            Life of
                                                                                      Start    1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                                             Date       (%)     (%)     (%)       (%)
----------------------------------------------------------------------------------  ---------  ------  ------  -------  ---------
CALVERT VARIABLE SERIES, INC.
  CVS Social Small Cap Growth Portfolio                                              3/15/95     9.11    5.75     N/A      6.49

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
  Developing Leaders Portfolio                                                       8/31/90     9.69    3.18    8.56     22.12
  Quality Bond Portfolio                                                             8/31/90     1.79    5.18    5.55      6.03

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)(3)             10/7/93     4.64   -9.50    7.12      6.95

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
  Fidelity VIP Growth Portfolio                                                      10/9/86     2.00   -8.03    8.51      9.65
  Fidelity VIP Index 500 Portfolio                                                   8/27/92     9.16   -4.01   10.18      9.34
  Fidelity VIP Mid Cap Portfolio                                                    12/28/98    23.26   13.58     N/A     19.14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
  Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin Small Cap Fund)   11/1/95    10.11   -5.83     N/A      8.45
  Franklin Small Cap Value Securities Fund                                           5/01/98    21.92   14.40     N/A     11.44
  Templeton Developing Markets Securities Fund                                        3/4/96    23.20    2.27     N/A     -1.72
  Templeton Global Asset Allocation Fund                                             8/24/88    14.31    4.34    9.71      9.10

GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                                  4/30/98     7.75   -5.45     N/A      0.98
  Goldman Sachs CORE(SM) Small Cap Equity Fund                                       2/13/98    14.91    7.63     N/A      6.11
  Goldman Sachs Mid Cap Value Fund                                                    5/1/98    24.36   16.30     N/A      9.04

                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)


                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                     Portfolio                            Life of
                                                                                       Start    1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                                              Date       (%)     (%)     (%)       (%)
-----------------------------------------------------------------------------------  ---------  ------  ------  -------  ---------
  JANUS ASPEN SERIES
  Janus Aspen Balanced Portfolio (Service Shares)(6)                                 9/13/93      6.97    0.03   10.85     10.11
  Janus Aspen Forty Portfolio (formerly Janus Aspen Capital Appreciation Portfolio)
     (Institutional Shares)                                                           5/1/97     16.79   -6.26     N/A     11.73
  Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)                           9/13/93     19.01  -14.75    6.97      8.98

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond
     Portfolio)                                                                      2/16/99      4.27    5.07     N/A      3.96
  PIMCO Low Duration Portfolio                                                       2/16/99      0.60    3.93     N/A      3.59

SCUDDER VARIABLE SERIES I (CLASS A SHARES)
  Scudder Bond Portfolio                                                             7/16/85      4.09    5.56    5.60      6.18
  Scudder Global Discovery Portfolio                                                  5/1/96     21.85   -0.22     N/A      9.31
  Scudder Growth and Income Portfolio                                                 5/2/94      8.81   -2.61    6.98      6.92
  Scudder International Portfolio                                                     5/1/87     15.11   -9.17    4.01      5.65
  Scudder Money Market Portfolio(7)                                                  7/16/85     -0.33    1.39    2.67      3.52

SCUDDER VARIABLE SERIES II (CLASS A SHARE)
  Scudder Government & Agency Securities Portfolio (formerly Scudder Government
     Securities Portfolio)                                                            9/3/87      2.48    5.15    5.65      5.70
  Scudder High Income Portfolio                                                       4/6/82     11.05    4.24    6.01      9.27
  Scudder Small Cap Growth Portfolio                                                  5/2/94      9.67  -10.12    6.99      6.84
  SVS Dreman High Return Equity Portfolio                                             5/4/98     12.66    9.01     N/A      4.93

WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund(8)                                                           4/28/98     17.37    9.80     N/A      7.71
  WM Mid Cap Stock Fund(8)                                                            5/1/00     12.89     N/A     N/A     10.77
  WM Small Cap Growth Fund(8)                                                        1/12/94      3.21   -7.22    6.70      6.45
  WM West Coast Equity Fund                                                          11/6/01     10.67     N/A     N/A      8.10

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                          11/5/01      8.49     N/A     N/A      6.20
  WM SAM Conservative Balanced Portfolio                                             11/5/01      6.56     N/A     N/A      5.78
  WM SAM Conservative Growth Portfolio                                               11/5/01     10.22     N/A     N/A      6.24
  WM SAM Flexible Income Portfolio                                                   11/5/01      4.93     N/A     N/A      5.37
  WM SAM Strategic Growth Portfolio                                                  11/5/01     11.17     N/A     N/A      6.10



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)


  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                          Portfolio                            Life of
                                                                            Start    1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                                   Date       (%)     (%)     (%)       (%)
------------------------------------------------------------------------  ---------  ------  ------  -------  ---------
CALVERT VARIABLE SERIES, INC
  CVS Social Small Cap Growth Portfolio                                   3/15/95     8.84     5.49    N/A      6.22

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
  Developing Leaders Portfolio                                            8/31/90     9.42     2.93   8.29     21.81
  Quality Bond Portfolio                                                  8/31/90     1.53     4.92   5.28      5.77

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)(3)  10/7/93     4.38    -9.72   6.85      6.68

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)


  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                              Portfolio                            Life of
                                                                                Start    1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                                       Date       (%)     (%)     (%)       (%)
----------------------------------------------------------------------------  ---------  ------  ------  -------  ---------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
  Fidelity VIP Growth Portfolio                                                10/9/86     1.74   -8.26    8.24       9.38
  Fidelity VIP Index 500 Portfolio                                             8/27/92     8.89   -4.24    9.91       9.06
  Fidelity VIP Mid Cap Portfolio                                              12/28/98    22.96   13.30     N/A      18.84

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
  Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin Small Cap
    Fund)                                                                      11/1/95     9.84   -6.06     N/A       8.18
  Franklin Small Cap Value Securities Fund                                     5/01/98    21.61   14.11     N/A      11.16
  Templeton Developing Markets Securities Fund                                  3/4/96    22.90    2.02     N/A      -1.96
  Templeton Global Asset Allocation Fund                                       8/24/88    14.03    4.08    9.43       8.82

GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                            4/30/98    37.56    7.14     N/A       5.93
  Goldman Sachs CORE(SM) Small Cap Equity Fund                                 2/13/98    14.63    7.36     N/A       5.84
  Goldman Sachs Mid Cap Value Fund                                              5/1/98    24.05   16.01     N/A       8.77

JANUS ASPEN SERIES
  Janus Aspen Balanced Portfolio (Service Shares)(6)                           9/13/93     6.70   -0.22   10.58       9.83
  Janus Aspen Forty Portfolio (formerly Janus Aspen Capital Appreciation
    Portfolio) (Institutional Shares)                                           5/1/97    16.50   -6.49     N/A      11.46
  Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)                     9/13/93    18.72  -14.96    6.70       8.70

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign
    Bond Portfolio)                                                            2/16/99     4.01    4.81     N/A       3.71
  PIMCO Low Duration Portfolio                                                 2/16/99     0.35    3.68     N/A       3.34

SCUDDER VARIABLE SERIES I (CLASS A SHARES)
  Scudder Bond Portfolio                                                       7/16/85     3.83    5.29    5.34       5.92
  Scudder Global Discovery Portfolio                                            5/1/96    21.55   -0.47     N/A       9.04
  Scudder Growth and Income Portfolio                                           5/2/94     8.55   -2.85    6.71       6.65
  Scudder International Portfolio                                               5/1/87    14.83   -9.40    3.75       5.39
  Scudder Money Market Portfolio(7)                                            7/16/85    -0.58    1.14    2.42       3.26

SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government & Agency Securities Portfolio (formerly Scudder
    Government Securities Portfolio)                                            9/3/87     2.23    4.89    5.38       5.44
  Scudder High Income Portfolio                                                 4/6/82    10.77    3.98    5.75       9.00
  Scudder Small Cap Growth Portfolio                                            5/2/94     9.40  -10.34    6.72       6.58
  SVS Dreman High Return Equity Portfolio                                       5/4/98    12.39    8.74     N/A       4.67

WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund(8)                                                     4/28/98    17.08    9.53     N/A       7.44
  WM Mid Cap Stock Fund(8)                                                      5/1/00    12.61     N/A     N/A      10.49
  WM Small Cap Growth Fund(8)                                                  1/12/94     2.96   -7.45    6.43       6.18
  WM West Coast Equity Fund                                                    11/6/01    10.39     N/A     N/A       7.83

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS

  WM SAM Balanced Portfolio                                                    11/5/01     8.22     N/A     N/A       5.94
  WM SAM Conservative Balanced Portfolio                                       11/5/01     6.29     N/A     N/A       5.51
  WM SAM Conservative Growth Portfolio                                         11/5/01     9.94     N/A     N/A       5.97
  WM SAM Flexible Income Portfolio                                             11/5/01     4.67     N/A     N/A       5.11
  WM SAM Strategic Growth Portfolio                                            11/5/01    10.89     N/A     N/A       5.84

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2004(1)


   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(9)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                     Portfolio                            Life of
                                                                                       Start    1 Year  5 Year  10 Year  Portfolio
PORTFOLIO                                                                              Date       (%)     (%)     (%)       (%)
-----------------------------------------------------------------------------------  ---------  ------  ------  -------  ---------
CALVERT VARIABLE SERIES, INC.
  CVS Social Small Cap Growth Portfolio                                               3/15/95     8.57    5.23     N/A       5.95

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
  Developing Leaders Portfolio                                                        8/31/90     9.15    2.67    8.02      21.50
  Quality Bond Portfolio                                                              8/31/90     1.28    4.66    5.02       5.50
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)(3)              10/7/93     4.13   -9.95    6.58       6.41

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
  Fidelity VIP Growth Portfolio                                                       10/9/86     1.49   -8.49    7.96       9.10
  Fidelity VIP Index 500 Portfolio                                                    8/27/92     8.62   -4.48    9.63       8.79
  Fidelity VIP Mid Cap Portfolio                                                     12/28/98    22.65   13.01     N/A      18.55

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
  Franklin Small-Mid Cap Growth Securities Fund (formerly Franklin Small Cap Fund)    11/1/95     9.57   -6.30     N/A       7.91
  Franklin Small Cap Value Securities Fund                                            5/01/98    21.30   13.82     N/A      10.88
  Templeton Developing Markets Securities Fund                                         3/4/96    22.59    1.77     N/A      -2.21
  Templeton Global Asset Allocation Fund                                              8/24/88    13.75    3.82    9.16       8.55

GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                                   4/30/98     7.22   -5.92     N/A       0.47
  Goldman Sachs CORE(SM) Small Cap Equity Fund                                        2/13/98    14.35    7.09     N/A       5.58
  Goldman Sachs Mid Cap Value Fund                                                     5/1/98    23.75   15.73     N/A       8.50

JANUS ASPEN SERIES
  Janus Aspen Balanced Portfolio (Service Shares)(6)                                  9/13/93     6.44   -0.47   10.30       9.56
  Janus Aspen Forty Portfolio (formerly Janus Aspen Capital Appreciation Portfolio)
    (Institutional Shares)                                                             5/1/97    16.22   -6.72     N/A      11.18
  Janus Aspen Mid Cap Growth Portfolio (Service Shares)(6)                            9/13/93    18.43  -15.17    6.44       8.43

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond
    Portfolio)                                                                        2/16/99     3.75    4.55     N/A       3.45
  PIMCO Low Duration Portfolio                                                        2/16/99     0.10    3.42     N/A       3.08

SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio                                                              7/16/85     3.58    5.03    5.08       5.66
  Scudder Global Discovery Portfolio                                                   5/1/96    21.25   -0.72     N/A       8.77
  Scudder Growth and Income Portfolio                                                  5/2/94     8.28   -3.09    6.45       6.39
  Scudder International Portfolio                                                      5/1/87    14.55   -9.62    3.49       5.13
  Scudder Money Market Portfolio(7)                                                   7/16/85    -0.82    0.89    2.16       3.01

SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government & Agency Securities Portfolio (formerly Scudder Government
    Securities Portfolio)                                                              9/3/87     1.97    4.63    5.13       5.18
  Scudder High Income Portfolio                                                        4/6/82    10.50    3.73    5.49       8.74
  Scudder Small Cap Growth Portfolio                                                   5/2/94     9.13  -10.57    6.46       6.31
  SVS Dreman High Return Equity Portfolio                                              5/4/98    12.11    8.47     N/A       4.41

WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund(8)                                                            4/28/98    16.79    9.26     N/A       7.17
  WM Mid Cap Stock Fund(8)                                                             5/1/00    12.33     N/A     N/A      10.22
  WM Small Cap Growth Fund(8)                                                         1/12/94     2.70   -7.68    6.16       5.91
  WM West Coast Equity Fund                                                           11/6/01    10.11     N/A     N/A       7.56

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                           11/5/01     7.96     N/A     N/A       5.68
  WM SAM Conservative Balanced Portfolio                                              11/5/01     6.03     N/A     N/A       5.25
  WM SAM Conservative Growth Portfolio                                                11/5/01     9.67     N/A     N/A       5.71
  WM SAM Flexible Income Portfolio                                                    11/5/01     4.42     N/A     N/A       4.85
  WM SAM Strategic Growth Portfolio                                                   11/5/01    10.62     N/A     N/A       5.57

-----------------------


(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0894% based on an average account value of $33,559 on 12/31/2004. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/04, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.



(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/04, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.



(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 1/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/04, and the performance of Class 1 shares from their inception (11/1/95, 5/1/98, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.



(6) The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/04, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%


(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(8) The performance of the WM Variable Trust Funds reflects the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/01/01) until 12/31/04, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.


(9) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


NET INVESTMENT FACTOR


      The net investment factor is an index that measures the investment performance of a subaccount from one business day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

      (X)   is the net result of:

            1. the net asset value per portfolio share held in the subaccount at the end of the current business day; plus

            2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current business day; less

            3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current business day.

      (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding business day.

      (Z) equals charges and fees deducted from the subaccount. These consist of:

            1. the percentage charge for mortality and expense risk on that business day;

            2. the percentage charge for administrative costs on that business day; and

            3. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

CONDENSED FINANCIAL INFORMATION

      The following tables of condensed financial information show accumulation unit values corresponding to the middle level of Variable Account Annual Expenses (1.40%) for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Tables for other sets of accumulation unit values that reflect the highest and lowest levels of the Variable Account Annual Expenses available under the Contract are found in Appendix A to the prospectus. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge or Surrender Charge that we subtract from your Contract Value by redeeming units. The data used in the table is obtained from the audited financial statement of the variable account that can be found in this SAI.

  ONE OPTIONAL BENEFIT ELECTED (EITHER THE GUARANTEED MINIMUM DEATH BENEFIT OR
                  THE GUARANTEED RETIREMENT INCOME BENEFIT(1))
 (Total Variable Account Annual Charges of 1.40% of the daily net assets of the subaccount)

    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.31                 12.32                23,577
2003             8.22                 11.31                21,095
2002            10.76                  8.22                17,014
2001*           10.14                 10.76                 1,192


* Inception date of the subaccount was 5/1/01.


 Dreyfus Variable Investment Fund: Developing Leaders Portfolio (formerly Small
                      Cap Portfolio) (Service Class Shares)



       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             9.97                 10.92                114,405
2003             7.70                  9.97                106,947
2002             9.67                  7.70                 75,947
2001*           10.05                  9.67                 18,825


* Inception date of the subaccount was 5/1/01.

---------------------

(1) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

 Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.17                 11.35                110,973
2003            10.81                 11.17                100,965
2002            10.20                 10.81                 66,485
2001*           10.03                 10.20                 34,711


* Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             7.31                 7.64                 4,082
2003             5.89                 7.31                 3,530
2002             8.43                 5.89                 1,079
2001*           10.16                 8.43                   386


* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth
                        Portfolio (Service Class Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             7.95                 8.10                 427,072
2003             6.07                 7.95                 358,773
2002             8.82                 6.07                 248,351
2001*           10.15                 8.82                  53,564


* Inception date of the subaccount was 5/1/01.

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             8.89                 9.69                 358,521
2003             7.03                 8.89                 333,155
2002             9.17                 7.03                 191,812
2001*           10.13                 9.17                  50,245


* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.54                 15.43                118,192
2003             9.18                 12.54                 93,911
2002            10.33                  9.18                 68,318
2001*           10.04                 10.33                 17,855


* Inception date of the subaccount was 5/1/01.

   Franklin Templeton Variable Insurance Products Trust: Templeton Small - Mid
                           Cap Growth Securities Fund
               (formerly Franklin Small Cap Fund) (Class 2 Shares)



       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             8.94                 9.82                 74,661
2003             6.60                 8.94                 70,358
2002             9.39                 6.60                 38,755
2001*           10.11                 9.39                  9,415


* Inception date of the subaccount was 5/1/01.

   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            9.33                  11.48                23,483
2003            6.19                   9.33                 9,052
2002            6.28                   6.19                 7,779
2001            6.93                   6.28                 7,945
2000*           8.30                   6.93                 8,991


* Inception date of the subaccount was 8/4/00.

  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                        Allocation Fund (Class 2 Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.27                 12.86                16,982
2003             8.66                 11.27                12,119
2002             9.19                  8.66                 6,158
2001*           10.08                  9.19                 1,126


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             8.15                 8.77                 354,016
2003             6.68                 8.15                 325,133
2002             8.95                 6.68                 194,438
2001*           10.15                 8.95                  43,753


* Inception date of the subaccount was 5/1/01.

 Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(sm) Small Cap Equity
                                      Fund


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.36                 14.18                5,719
2003             8.59                 12.36                1,145
2002            10.24                  8.59                  831
2001*           10.08                 10.24                  167


* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.67                 15.72                167,137
2003            10.00                 12.67                156,935
2002            10.64                 10.00                111,889
2001*           10.03                 10.64                 35,761


* Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             9.97                 10.65                82,942
2003             8.89                  9.97                66,359
2002             9.66                  8.89                44,325
2001*           10.07                  9.66                 2,794


* Inception date of the subaccount was 5/1/01.


  Janus Aspen Series: Janus Aspen Forty Portfolio (formerly Janus Aspen Capital
                 Appreciation Portfolio) (Institutional Shares)



       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            5.22                  6.09                 917,752
2003            4.39                  5.22                 947,903
2002            5.28                  4.39                 796,464
2001            6.84                  5.28                 619,380
2000*           9.30                  6.84                 175,932


* Inception date of the subaccount was 4/7/00.


 Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
                  Aggressive Growth Portfolio) (Service Shares)



       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             7.26                 8.62                 31,030
2003             5.46                 7.26                 32,387
2002             7.70                 5.46                 31,886
2001*           10.01                 7.70                 23,490


* Inception date of the subaccount was 5/1/01.

       PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond Portfolio)(Administrative Class
                                     Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.03                 12.52                157,883
2003            11.93                 12.03                138,930
2002            11.18                 11.93                 79,168
2001            10.53                 11.18                 34,929
2000*           10.13                 10.53                  1,720


* Inception date of the subaccount was 6/7/00.

  PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio (Administrative
                                  Class Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.91                 11.96                269,421
2003            11.80                 11.91                256,517
2002            11.18                 11.80                194,773
2001            10.53                 11.18                112,293
2000*            9.98                 10.53                  8,053


* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.36                 12.84                210,729
2003            11.93                 12.36                189,845
2002            11.23                 11.93                154,887
2001            10.77                 11.23                112,382
2000*            9.86                 10.77                 11,600


* Inception date of the subaccount was 5/15/00.

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             9.80                 11.92                140,443
2003             6.66                  9.80                132,860
2002             8.43                  6.66                 83,497
2001*           10.03                  8.43                 18,661


* Inception date of the subaccount was 5/1/01.

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            7.79                  8.46                 210,768
2003            6.23                  7.79                 213,540
2002            8.22                  6.23                 234,880
2001            9.39                  8.22                 243,408
2000*           9.98                  9.39                  65,137


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            5.44                  6.25                 431,701
2003            4.32                  5.44                 424,284
2002            5.37                  4.32                 319,487
2001            7.87                  5.37                 130,622
2000*           9.72                  7.87                  18,493


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            10.58                 10.53                42,131
2003            10.64                 10.58                47,359
2002            10.63                 10.64                46,643
2001            10.38                 10.63                19,140
2000*           10.09                 10.38                 5,925


* Inception date of the subaccount was 6/7/00.

  Scudder Variable Series II: Scudder Government & Agency Securities Portfolio

       (formerly Scudder Government Securities Portfolio) (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.33                 12.61                183,823
2003            12.22                 12.33                204,115
2002            11.47                 12.22                199,213
2001            10.82                 11.47                144,984
2000*           10.12                 10.82                 12,478


* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series II: Scudder High Income Portfolio (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.12                 12.33                168,730
2003             9.05                 11.12                156,162
2002             9.20                  9.05                 98,458
2001             9.09                  9.20                 27,721
2000*            9.77                  9.09                  1,892


* Inception date of the subaccount was 6/7/00.

 Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            3.91                  4.28                 60,932
2003            2.98                  3.91                 62,833
2002            4.54                  2.98                 56,979
2001            6.47                  4.54                 50,573
2000*           8.79                  6.47                 25,641


* Inception date of the subaccount was 4/7/00.

       Scudder Variable Series II: SVS Dreman High Return Equity Portfolio
                                (Class A Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            14.23                 16.00                447,439
2003            10.94                 14.23                446,046
2002            13.53                 10.94                352,045
2001            13.49                 13.53                176,153
2000*           10.41                 13.49                 34,696


* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.29                 13.22                143,241
2003             8.82                 11.29                 80,944
2002            10.24                  8.82                 59,632
2001*           10.05                 10.24                  7,672


* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)

       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.69                 13.17                67,373
2003             9.30                 11.69                60,041
2002            10.54                  9.30                49,232
2001*           10.07                 10.54                19,753

* Inception date of the subaccount was 5/1/01.

 WM Variable Trust: WM Small Cap Growth Fund (formerly WM Small Cap Stock Fund)
                                (Class 2 Shares)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004             8.42                 8.68                 62,519
2003             5.00                 8.42                 57,862
2002             9.61                 5.00                 51,022
2001*           10.17                 9.61                 11,224


* Inception date of the subaccount was 5/1/01.

          WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.14                 13.15                765,221
2003            10.05                 12.14                357,490
2002*            9.84                 10.05                 29,117


* Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.70                 12.44                135,472
2003            10.15                 11.70                 75,752
2002*            9.90                 10.15                    435

* Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.56                 13.82                573,520
2003             9.92                 12.56                307,633
2002*            9.75                  9.92                 15,242


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            11.42                 11.96                82,119
2003            10.24                 11.42                17,038
2002*            9.97                 10.24                 3,059


* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


       Accumulation unit value  Accumulation unit  Number of accumulation
           at the beginning     value at the end    units outstanding at
            of the period          of the year       the end of the year
       -----------------------  -----------------  ----------------------
2004            12.87                 14.28                411,883
2003             9.83                 12.87                199,785
2002*            9.68                  9.83                  3,532


* Inception date of the subaccount was 9/3/02.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

      In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of owners and annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

RESOLVING MATERIAL CONFLICTS

      The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

      We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.

      In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such funds, as appropriate.

VOTING RIGHTS

      We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by sending you written materials before the fund's meeting in accordance with the fund's procedures.

THIRD PARTY ADMINISTRATION AGREEMENT

      We have entered into a Master Administration Agreement (the "Agreement") with McCamish Systems, L.L.C. ("McCamish"), a limited liability company organized and existing under the laws of Georgia. McCamish has its principal business address at 6452 Powers Ferry Road, Third Floor, Atlanta, Georgia 30339. Under the Agreement, McCamish provides, at the Service Center, significant administrative services for the Contract and the Variable Account, including the processing of all premium payments, requests for transfers, partial withdrawals, and surrenders, and the calculation of accumulation unit values for each Contract and the variable account.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS


      We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing coverage of $30,000,000 in the aggregate and $15,000,000 per occurrence (subject to a $1,000,000 deductible) for all officers and employees of Farmers Group, Inc.


DISTRIBUTION OF THE CONTRACTS


      We offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



      FFS serves as the principal underwriter for the Contracts. FFS is a Nevada limited liability company and its home office is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is affiliated with Farmers through Farmers' parent that provides management-related services to the parent companies of FFS. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates. FFS is a member of NASD, Inc and of the Securities Investor Protection Corporation. Currently, the Contracts are sold through FFS' sales representatives who are appointed as our insurance agents.



      We pay commissions to FFS for sales of the Contracts by its sales representatives. FFS received sales commissions with respect to the Contracts in the following amounts during the periods indicated:

                AGGREGATE AMOUNT OF    AGGREGATE AMOUNT OF COMMISSIONS RETAINED
FISCAL YEAR  COMMISSIONS PAID TO FFS*      BY FFS AS PRINCIPAL UNDERWRITER
-----------  ------------------------  ----------------------------------------
   2002           $ 3,777,099.37                          0
   2003           $ 4,472,165.67                          0
   2004           $ 4,075,892.92                          0


* Includes sales compensation paid to registered persons of FFS.


      FFS passes through commissions it receives as principal underwriter and does not retain any portion of it in return for its services as principal underwriter for the Contracts. As a selling firm, FFS retained approximately $1.16 million in commissions in 2004.



      We pay for certain of FFS' operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for FFS' sales representatives and managers. FFS' sales representatives and their managers are also eligible for various cash benefits, such as production incentive bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we and our affiliates may provide jointly with FFS.



      We may pay FFS additional cash amounts for: (1) exclusively offering the Contracts; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for FFS' sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to FFS based on aggregate sales or persistency standards.


LEGAL MATTERS


      Debra P. Rezabek, Esq., Vice President, Corporate Secretary, and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.


EXPERTS


      The financial statements as of December 31, 2004 and 2003 and for each of the three years in the periods ended December 31, 2004 included in this Statement of Additional Information in the Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101, given on the authority of said firm as experts in auditing and accounting.




OTHER INFORMATION

      We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

FINANCIAL STATEMENTS


      The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2004 and 2003, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004, as well as the Report of Independent Auditors, are contained herein. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts.



      The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2004, and for the two years in the periods ended December 31, 2004 and 2003, as well as the Report of Independent Registered Public Accounting Firm, are contained herein.

INDEX TO FINANCIAL STATEMENTS

FARMERS NEW WORLD LIFE INSURANCE COMPANY


   Report of Independent Auditors



   Balance Sheets, December 31, 2004 and 2003



   Statements of Income For the Years Ended December 31, 2004, 2003 and 2002



   Statements of Comprehensive Income For the Years Ended December 31, 2004, 2003 and 2002



   Statements of Stockholder's Equity For the Years Ended December 31, 2004, 2003 and 2002



   Statements of Cash Flows For the Years Ended December 31, 2004, 2003 and 2002


   Notes to Financial Statements

FARMERS ANNUITY SEPARATE ACCOUNT A


   Report of Independent Registered Public Accounting Firm



   Statement of Assets and Liabilities, December 31, 2004



   Statement of Operations for the Periods Ended December 31, 2004 and 2003



   Statement of Changes in Net Assets for the Periods Ended December 31, 2004 and 2003


   Notes to Financial Statements

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
INDEX
DECEMBER 31, 2004, AND 2003

                                                             PAGE(s)
                                                             -------
REPORT OF INDEPENDENT AUDITORS..........................          1

FINANCIAL STATEMENTS

Balance Sheets..........................................        2-3

Statements of Income....................................          4

Statements of Comprehensive Income......................          5

Statements of Stockholder's Equity......................          6

Statements of Cash Flows................................        7-8

Notes to Financial Statements...........................       9-38

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of Farmers New World Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, stockholder's equity, and cash flows present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PricewaterhouseCoopers LLP
Seattle, Washington

April 8, 2005

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2004 AND 2003

(in thousands of dollars)                                                          2004               2003
ASSETS
Investments (Note 3)
    Bonds, classified as available-for-sale, at fair value
     (cost: $5,251,718 and $4,915,351)                                          $ 5,458,875        $ 5,099,970
    Redeemable preferred stocks, classified as available-for-sale,
     at fair value (cost: $4,526 and $5,163)                                          4,606              5,235
    Nonredeemable preferred stocks, classified as available-for-sale,
     at fair value (cost: $10,324 and $10,346)                                       13,579             12,661
    Common stocks, classified as available-for-sale, at fair value
     (cost: $58,697 and $137,610)                                                    71,985            161,838
    Mortgage loans on real estate, at amortized cost,
     net of allowance for losses                                                      1,265              8,430
    Investment real estate, net of accumulated depreciation
     and allowance for losses                                                        70,674             75,148
    Surplus note and certificates of contribution of the P&C
     Group (Note 17)                                                                490,500            490,500
    Policy loans                                                                    255,493            249,710
    Joint ventures (Note 4)                                                           5,567              1,022
    S&P 500 call options, at fair value (cost: $34,733 and $38,218)                   2,498              2,394
    Notes receivable                                                                      -             22,000
                                                                                -----------        -----------
        Total investments                                                         6,375,042          6,128,908
Cash and cash equivalents                                                            20,969             25,903
Accrued investment income                                                            78,817             69,813
Receivables from affiliates (Note 16)                                               797,789            763,864
Other receivables                                                                   217,000            175,791
Deferred policy acquisition costs                                                   698,451            650,443
Value of business acquired (Note 6)                                                 218,154            239,293
Property and equipment, net of accumulated depreciation of $27,007
 and $23,939                                                                         16,390             18,447
Securities lending collateral (Note 7)                                              123,329             40,578
Other assets                                                                            921              1,524
Separate accounts                                                                   252,930            166,581
                                                                                -----------        -----------
        Total assets                                                            $ 8,799,792        $ 8,281,145
                                                                                ===========        ===========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2004 AND 2003

(in thousands of dollars)                                                          2004               2003
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals
  Future policy benefits                                                        $ 4,740,559        $ 4,500,914
  Policy claims                                                                      48,871             64,900
                                                                                -----------        -----------
        Total policy liabilities and accruals                                     4,789,430          4,565,814
                                                                                -----------        -----------
Other policyholder funds and dividends                                              366,214            353,472
                                                                                -----------        -----------
Accrued expenses and other liabilities
  Securities lending liability (Note 7)                                             123,329             40,578
  Proceeds held-Securaccount                                                         68,407             73,639
  Payable to affiliates (Note 16)                                                   854,390            843,723
  Other liabilities                                                                 112,719             71,332
  Separate accounts                                                                 252,930            166,581
                                                                                -----------        -----------
        Total accrued expenses and other liabilities                              1,411,775          1,195,853
                                                                                -----------        -----------
Income taxes (Note 8)
  Current                                                                             6,431             17,872
  Deferred                                                                          188,591            158,148
                                                                                -----------        -----------
        Total income taxes                                                          195,022            176,020
                                                                                -----------        -----------
        Total liabilities                                                         6,762,441          6,291,159
                                                                                -----------        -----------
Commitments and contingencies (Notes 9 and 11)                                            -                  -

Stockholder's equity
  Common stock ($1 par value - 25,000,000 shares authorized,
   6,600,000 shares issued and outstanding at 2004 and 2003, respectively)            6,600              6,600
  Additional paid-in capital                                                        994,246            994,246
  Accumulated other comprehensive income, net of deferred
   tax expense of $53,320 and $56,187                                               108,389            104,347
  Retained earnings (Note 10)                                                       928,116            884,793
                                                                                -----------        -----------
        Total stockholder's equity                                                2,037,351          1,989,986
                                                                                -----------        -----------
        Total liabilities and stockholder's equity                              $ 8,799,792        $ 8,281,145
                                                                                ===========        ===========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

(in thousands of dollars)                                                2004            2003            2002
REVENUES
Net premiums earned (Note 11)                                         $  182,419      $  179,020      $  252,225
Universal life and annuity policy charges                                242,538         228,876         223,677
Net investment income (Note 3)                                           355,852         342,230         343,315
Net realized investment gains (losses) (Note 3)                           37,636          21,094         (17,201)
Impairment losses on investments (Note 3)                                 (9,566)        (31,279)        (54,338)
Other (loss) income                                                      (10,767)         (3,863)            506
                                                                      ----------      ----------      ----------
        Total revenues                                                   798,112         736,078         748,184
                                                                      ----------      ----------      ----------
BENEFITS AND EXPENSES
Death and other benefits (Note 11)                                       192,304         190,500         175,730
Increase in liability for future life policy benefits                     30,953          31,378          94,774
Interest credited to policyholders                                       176,775         178,052         178,364
Underwriting, acquisition and insurance expenses
  Amortization of deferred policy acquisition costs                       88,638          71,753          62,742
  Amortization of value of business acquired                              19,992          17,807          13,949
  Life commissions, net of reinsurance (Note 11)                         (29,227)        (25,983)         (8,483)
  General and administrative expenses                                     70,892          62,755          64,250
                                                                      ----------      ----------      ----------
        Total benefits and expenses                                      550,327         526,262         581,326
                                                                      ----------      ----------      ----------
        Income before provision for income taxes                         247,785         209,816         166,858
                                                                      ----------      ----------      ----------
PROVISION (BENEFIT) FOR INCOME TAXES (NOTE 8)
Current                                                                   59,703          90,544          26,573
Deferred                                                                  27,159         (16,906)         31,327
                                                                      ----------      ----------      ----------
        Total provisions for income taxes                                 86,862          73,638          57,900
                                                                      ----------      ----------      ----------
        Net income                                                    $  160,923      $  136,178      $  108,958
                                                                      ==========      ==========      ==========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

(in thousands of dollars)                                                2004            2003            2002
NET INCOME                                                            $  160,923      $  136,178      $  108,958
                                                                      ----------      ----------      ----------
Other comprehensive income, net of tax
   Unrealized holding gains (losses) on securities
    Unrealized holding gains (losses) on securities,
     net of tax provision (benefit) of $12,437,
     ($12,304) and $26,094                                                23,097         (22,850)         48,460
    Reclassification adjustment for (gains) losses
     included in net income, net of tax (benefit)
     provision of ($7,887), $3,294 and $25,102                           (14,647)          6,118          46,617
                                                                      ----------      ----------      ----------
        Net unrealized holding gains (losses)
         on securities, net of tax provision (benefit)
         of $4,550, ($9,010) and $51,196                                   8,450         (16,732)         95,077
   Effect of the change in net unrealized gains
    and losses on other insurance accounts,
    net of tax (benefit) provision of ($2,374),
    $6,725 and ($15,607)                                                  (4,408)         12,490         (28,984)
                                                                      ----------      ----------      ----------
        Other comprehensive income (loss)                                  4,042          (4,242)         66,093
                                                                      ----------      ----------      ----------
        Comprehensive income                                          $  164,965      $  131,936      $  175,051
                                                                      ==========      ==========      ==========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                     ACCUMULATED
                                                                        ADDITIONAL      OTHER                       TOTAL
                                                                COMMON   PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
(in thousands of dollars)                                       STOCK    CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
BALANCES AT JANUARY 1, 2002                                     $6,600  $  994,246  $      42,496   $ 874,657   $   1,917,999
Net income                                                           -           -              -     108,958         108,958
Unrealized gains on available-for-sale investments arising
 during the period, net of tax of $26,094                            -           -         48,460           -          48,460
Reclassification adjustment for losses included in net income,
 net of tax of $25,102                                               -           -         46,617           -          46,617
Change in effect of unrealized losses on other insurance
 accounts, net of tax of ($15,607)                                   -           -        (28,984)          -         (28,984)
Dividends paid                                                       -           -              -    (115,000)       (115,000)
                                                                ------  ----------  -------------   ---------   -------------
BALANCES AT DECEMBER 31, 2002                                    6,600     994,246        108,589     868,615       1,978,050
Net income                                                           -           -              -     136,178         136,178
Unrealized losses on available-for-sale investments arising
 during the period, net of tax of ($12,304)                          -           -        (22,850)          -         (22,850)
Reclassification adjustment for losses included in net income,
 net of tax of $3,294                                                -           -          6,118           -           6,118
Change in effect of unrealized gains on other insurance
 accounts, net of tax of $6,725                                      -           -         12,490           -          12,490
Dividends paid                                                       -           -              -    (120,000)       (120,000)
                                                                ------  ----------  -------------   ---------   -------------
BALANCES AT DECEMBER 31, 2003                                    6,600     994,246        104,347     884,793       1,989,986
Net income                                                           -           -              -     160,923         160,923
Unrealized gains on available-for-sale investments arising
 during the period, net of tax of $12,437                            -           -         23,097           -          23,097
Reclassification adjustment for gains included in net income,
 net of tax of ($7,887)                                              -           -        (14,647)          -         (14,647)
Change in effect of unrealized losses on other insurance
 accounts, net of tax of ($2,374)                                    -           -         (4,408)          -          (4,408)
Dividends paid                                                       -           -              -    (117,600)       (117,600)
                                                                ------  ----------  -------------   ---------   -------------
BALANCES AT DECEMBER 31, 2004                                   $6,600  $  994,246  $     108,389   $ 928,116   $   2,037,351
                                                                ======  ==========  =============   =========   =============

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

(in thousands of dollars)                                                      2004          2003            2002
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                 $   160,923   $   136,178     $    108,958
Adjustments to reconcile net income to net cash provided by
 operating activities
  Interest credited to universal life and investment-type contracts            153,870       155,548          145,273
  Realized investment (gains) losses                                           (37,636)      (21,094)          17,201
  Impairment losses on investments                                               9,566        31,279           54,338
  Amortization of deferred policy acquisition costs and value
   of business acquired                                                        108,630        89,560           76,691
  Amortization of bond and mortgage-backed security discount
   and premium, net                                                             16,407        22,142           11,033
  Capitalization of deferred policy acquisition costs and
   value of business acquired, net                                            (142,281)     (125,376)        (120,208)
  Deferred income tax expense (benefit)                                         27,159       (16,906)          31,327
  Depreciation                                                                   6,081         6,587            6,445
  Cash provided by (used in) changes in operating assets
   and liabilities
    Federal income taxes payable                                               (10,315)       17,872                -
    Life insurance policy liabilities                                           61,912        97,495          139,722
    Other policyholder funds                                                    12,742        23,592           65,422
    Other                                                                      (34,920)       (9,652)           2,499
                                                                           -----------   -----------     ------------
        Net cash provided by operating activities                              332,138       407,225          538,701
                                                                           -----------   -----------     ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of bonds and stocks available for sale                             (1,643,976)   (1,970,214)      (1,698,029)
Proceeds from sales or maturities of bonds and stocks
 available for sale                                                          1,393,308     1,451,178        1,233,256
Proceeds from notes receivables                                                 22,000         3,927                -
Mortgage loan collections                                                        7,165         6,189           20,682
Purchase of investment real estate                                              (1,466)       (1,674)          (1,498)
Proceeds from sale of investment real estate                                     5,002           549              786
Increase in policy loans, net                                                   (5,782)       (8,119)          (9,304)
Purchase of capital assets                                                      (1,233)       (1,106)          (2,312)
Purchase and issuance of surplus note, certificates of contribution
 and promissory notes of the P&C Group                                               -             -          (10,000)
Purchase of options                                                               (325)         (267)          (1,498)
Proceeds from sales or maturities of options                                     1,225             -                -
Proceeds from sale of joint venture                                              4,937             -                -
Other                                                                           (5,418)       (9,548)           2,053
                                                                           -----------   -----------     ------------
        Net cash used in investing activities                                 (224,563)     (529,085)        (465,864)
                                                                           -----------   -----------     ------------

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

(in thousands of dollars)                                                       2004           2003            2002
CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividends paid                                                        $    (117,600)   $  (120,000)   $  (115,000)
Universal life and investment-type contract deposits                             543,277        563,120        530,121
Universal life and investment-type contract withdrawals and maturities          (538,186)      (483,967)      (467,874)
                                                                           -------------    -----------    -----------
        Net cash used in financing activities                                   (112,509)       (40,847)       (52,753)
                                                                           -------------    -----------    -----------
        (Decrease) increase in cash and cash equivalents                          (4,934)      (162,707)        20,084
CASH AND CASH EQUIVALENTS
Beginning of year                                                                 25,903        188,610        168,526
                                                                           -------------    -----------    -----------
End of year                                                                $      20,969    $    25,903    $   188,610
                                                                           =============    ===========    ===========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year
    Income taxes                                                           $      70,036    $    51,056    $    47,824
    Interest                                                                           -              -              -

SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Noncash settlement of fixed income security with joint venture             $       5,541    $         -    $         -

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

1.    THE COMPANY AND NATURE OF OPERATIONS

      THE COMPANY

      The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the "Company"), a wholly owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group ("ZFS"). FGI, an insurance holding company that provides management services, is attorney-in-fact for 3 inter-insurance exchanges and their subsidiaries ("Exchanges" or "P&C Group") and owns the Company and a reinsurance company, Farmers Reinsurance Company.

      In December 1988, BATUS Inc. ("BATUS") a subsidiary of B.A.T. Industries p.l.c. ("B.A.T"), acquired 100% ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company's balance sheet based on their estimated fair values at December 31, 1988.

      At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company's value of business acquired ("VOBA"), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T.'s acquisition of FGI.

      In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company ("ZIC"). The business of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding ("ZGH"), formerly known as ZFS, a Swiss holding company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Financial Reporting Standards ("IFRS").

      NATURE OF OPERATIONS

      The Company concentrates its activities in the individual life insurance and annuity markets. Principal lines of business include traditional and universal whole life products, as well as term life insurance. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, and equity-indexed annuities, as well as variable universal life insurance and variable annuity products. In May 2003, the Company introduced the accumulator variable universal life.

      The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies, Farmers Insurance Group, and Farmers. In addition, the Company and the Exchanges distribute their respective insurance products through a common network of direct writing agents and district managers. As of December 31, 2004, this network consisted of approximately 13,000 direct writing agents and approximately 500 district managers, each of whom is an independent contractor. In 2003, Washington Mutual was added as a distribution channel for the newly introduced Accumulator Variable Universal Life ("Accumulator VUL") product. This distribution channel was discontinued in 2004.

      Each direct writing agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers.

      The Company is currently licensed in 49 states, and the District of Columbia.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      During 2002, the Company had exited the business of writing structured settlements. This decision to exit the structured settlement market was driven by A.M. Best's change in rating of the Company from A+ (superior) to A (excellent) as brokers often only place structured settlements with companies rated A+ or better. As of December 31, 2004, the Company is continuing to service the more than 5,200 structured settlement cases in force. As of December 31, 2004, 2003 and 2002 the structured settlement business represented only 2.6%, 0.9% and 0.7% of the Company's income before provision for income taxes, respectively.

      In August 2003, Continental Casualty Company ("CNA") withdrew from reinsuring new Long Term Care ("LTC") issues. The Company evaluated other potential carriers and concluded not to develop a new LTC product, underwrite or distribute another company's product. Although CNA no longer reinsures new business, it will continue to administer the more than 5,800 of the Company's in-force contracts as of December 31, 2004.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      REVENUE RECOGNITION

      Premiums for traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Accident and health insurance premiums are recognized as revenue pro rata over the terms of the contract.

      Revenues associated with universal life, variable universal life products and other investment type contracts consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for fixed and variable annuity products and contracts without life contingencies consist of investment income on assets allocated to support policyholder account balances on deposit, mortality charges for variable annuities, administrative charges for variable annuities and equity-indexed annuities, and surrender charges for variable annuities and flexible payment annuities. Consideration received for interest-sensitive insurance, annuity products and contracts without life contingencies are recorded as a liability when received. Policy withdrawal and other charges are recognized as revenue when assessed.

      BENEFITS AND EXPENSES

      Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      INVESTMENTS

      The Company has classified all investments in fixed maturities and equity securities as available-for-sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity. As of December 31, 2004 and 2003, there were no securities designated as held to maturity or trading. All security transactions are recorded on a trade date basis, except for private placement securities which are recorded on their funding date.

      Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in net investment income.

      Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available for sale fixed maturity securities, with an offsetting effect on stockholder's equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable. If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

      If a decline in the fair value of an individual equity investment is considered to be other than temporary, the difference between original cost and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the cost of the individual securities.

      The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined by the Financial Accounting Standards Board ("FASB") in the Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"). The Company's review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

      The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. No valuation allowance has been established as of December 31, 2004 and 2003. The Company measures impaired loans based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

      Real estate, including related improvements, is stated at the lower of cost less accumulated depreciation or market value. Depreciation is provided on a straight-line basis over 35 years, the estimated life of the properties. Accumulated depreciation for real estate as of December 31, 2004 and 2003 was approximately $36,815,000 and $37,116,000, respectively. Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated net realizable value less selling costs with the impairment loss being included in impairment losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate available for sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. There was no valuation allowance for real estate as of December 31, 2004 and 2003. No impairment losses related to real estate investments were recognized in 2004. Impairment losses of approximately $775,000 were recognized on two real estate properties in 2003. No impairment losses related to real estate investments were recognized in 2002.

      Policy loans are stated at unpaid balances, which approximate fair value.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Partnership and joint venture interests in which the Company does not have control or majority ownership interest, are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity.

      S&P 500 call options are purchased as economic hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

      The S&P 500 call options effectively hedge the annuity contracts since they are both purchased and sold with identical parameters. Periodically, the value of the assets ("S&P 500 call options") is matched to the potential liability ("annuity contracts") to ensure the hedge has remained effective. The annuities were written based on a 7 year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction (i.e. payment of interest to the policyholder at the end of the investment term and maturity of the S&P 500 call option) for each annuity is generally expected to occur in 7 years or less. For the years ended December 31, 2004 and 2003, the amount of unrealized hedging losses was approximately $34,867,000 and $35,824,000, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      The S&P 500 call options are carried at estimated fair value. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded as an adjustment to the interest liability credited to policyholders. In addition, realized gains and losses from maturity or termination of the S&P 500 call options are offset against the interest credited to policyholders during the period incurred. Premiums paid on S&P 500 call options are amortized to net investment income over the term of the contracts.

      DEFERRED POLICY ACQUISITION COSTS

      Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results, mortality and expense margins and actual realized gains or losses on investments over the expected life of the contracts. The Company regularly reviews and revises its estimates of future gross profit margins to be realized from this group of products. Interest rates are based on rates in effect during the period. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised.

      Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      Deferred policy acquisition costs for nonparticipating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Deferred policy acquisition costs include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder's equity. Accordingly, deferred policy acquisition costs are increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

      In relation to its traditional life products, the Company evaluates the need for a premium deficiency reserve and utilizes anticipated investment income in the calculation of the premium deficiency reserve. As of December 31, 2004, the Company has not established any premium deficiency reserves based on this calculation.

      VALUE OF BUSINESS ACQUIRED

      The present value of the business acquired in the merger with B.A.T is being amortized over its actuarially determined useful life, which is consistent with the estimated decline in life insurance business that was in-force at the time of the merger.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

      Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 45 years for buildings and improvements and 3 to 5 years for capitalized software, furniture, and equipment.

      The Company capitalizes software purchased from third parties or internally generated if the related software product under development has reached technological feasibility. Costs incurred prior to the establishment of technical feasibility are expensed as incurred. As of December 31, 2004 and 2003, unamortized software costs were approximately $3,341,000 and $4,966,000, respectively. The Company amortizes software costs over a 3 to 5 year period and amortized approximately $2,437,000 $2,417,000 and $2,308,000 for the years ended December 31, 2004, 2003 and
      2002, respectively.

      LONG-LIVED ASSETS

      Long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

      SEPARATE ACCOUNTS

      The Company issues variable universal life and deferred variable annuity contracts. The assets and liabilities held for variable universal life, Accumulator VUL, and deferred variable annuity contracts are held in the Separate Accounts (the "Accounts"), which are legally segregated from the general assets of the Company. As of December 31, 2004, there were 35 sub-accounts available for the initial products and 17 sub-accounts available for the Accumulator VUL. The sub-accounts invest in underlying mutual fund portfolios (collectively, the "Funds"). Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contract holders bear the investment risk that the sub-accounts may not meet their stated investment objectives.

      The assets of the Accounts are carried at fair value. The Accounts' liabilities represent the contract holders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income and comprehensive income. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company.

      POLICY LIABILITIES AND ACCRUALS

      Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25% to 8.25% depending upon the year of issue. Mortality is calculated principally using select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      Liabilities for future policy benefits on universal life, variable universal life products and fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on contracts not involving life contingencies are recorded when the payments are received.

      Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

      CASH AND CASH EQUIVALENTS

      The Company considers all investments purchased with an original maturity of 3 months or less to be cash equivalents.

      INCOME TAXES

      The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

      FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash, investments, and reinsurance receivables and payables.

      The Company cedes insurance risk to various A.M. Best rated reinsurance companies rated A- or better by A.M. Best. The Company's management reviews the financial strength of its reinsurers at the inception of a reinsurance contract and periodically thereafter, for the purpose of assessing the financial ability of the reinsurers to perform. Management believes that its reinsurers have the financial strength to perform on their financial obligations.

      The Company places its cash with high credit quality institutions. At times, such amounts may be in excess of the FDIC insurance limits. Management believes that risk with respect to these balances is minimal, due to the high credit quality of the depositories.

      BUSINESS RISKS

      The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company's life and annuity products.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      NEW ACCOUNTING PRONOUNCEMENTS

      In December 2003, the FASB issued a revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits ("SFAS 132"). SFAS 132 revises employers' disclosures about pension plans and other postretirement benefit plans. It does not change the measurement or recognition of those plans required by SFAS No. 87, Employers' Accounting for Pensions, SFAS No. 88, Employer's Accounting for Settlements and Curtailments of Defined Benefit Plans and for Termination Benefits, and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. The provisions of the revised SFAS 132 shall be effective for fiscal years ending after December 15, 2003. The adoption of SFAS 132 requires disclosures only and does not impact the Company's financial statements as all required disclosures have been made in FGI's consolidated financial statements.

      In April 2003, the FASB issued SFAS No. 149, Amendment of Statement on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). SFAS 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 did not have a material impact on the Company's financial statements.

      In April 2003, the FASB Derivative Implementation Group ("DIG") released SFAS 133 Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Risk Exposures That Are Unrealized or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("DIG B36"). DIG B36 concluded that (i) a Company's funds held or receivable under certain reinsurance arrangements and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. The Company adopted the provisions of DIG B36 as of October 1, 2003. On December 1, 2003, the Company entered into a modified coinsurance agreement with an affiliate, Kemper Investors Life Insurance Company ("KI"). The Company has determined that this agreement contains an embedded derivative feature. The Company did not record a cumulative effect of a change in accounting principle as a result of the initial adoption of DIG B36. Subsequent to the initial adoption of DIG B36, the change in the fair value of the embedded derivative feature in the Company's reinsurance agreement was recorded in the statement of income. The Company has determined that the embedded derivative feature identified in the Company's modified coinsurance agreement is similar to a total return swap on the underlying assets held by the Company. In the case of the Company, DIG B36 may result in the establishment of an embedded derivative asset or liability based on the change in the fair value of the underlying assets held by the Company. The fair value of the embedded derivative liability was determined to be approximately $4,634,000 and $3,627,000 as of December 31, 2004 and 2003, respectively, and is reported in the payable to affiliate line item on the balance sheet. The changes in the fair value of the embedded derivative are recorded in other income/(loss) in the Company's statement of income, which resulted in expenses of approximately $1,007,000 and $3,627,000 for the years ended December 31, 2004 and 2003, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      In May 2003, the FASB issued SFAS No. 150, Accounting of Certain Financial Instruments with Characteristics of both Liabilities and Equity ("SFAS 150"). SFAS 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. Under SFAS 150, a financial instrument issued in the form of shares that are mandatorily redeemable that embodies an unconditional obligation requiring the issuer to redeem it by transferring its assets at a specified or determinable date or upon an event that is certain to occur shall be classified as a liability at the amount of cash that would be paid under the conditions specified in the contract. The provisions of SFAS 150 are effective at the beginning of the first interim period beginning after June 15, 2003. The Company is not impacted by the adoption of SFAS 150, as it has not issued any financial instruments with characteristics of both liabilities and equity.

      In December 2003, the FASB issued a revised FIN 46, Consolidation of Variable Interest Entities ("VIEs"), an Interpretation of Accounting Research Bulletin ("ARB") No. 51, Consolidated Financial Statements ("FIN No. 46-R"). A VIE is an entity for which total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any party, including equity holders, or in which equity investors as a group do not have characteristics of a controlling financial interest. Among other things, FIN No. 46-R requires the consolidation of the assets, liabilities and results of operations of a VIE by its primary beneficiary. FIN No. 46-R also requires the disclosure of information concerning a VIE of an entity that holds a significant variable interest, but is not the primary beneficiary. Certain disclosure requirements of FIN No. 46-R are effective for financial statements issued after December 31, 2003, and FIN No. 46-R applies to all entities subject to FIN No. 46-R no later than the end of the first reporting period that ends after March 15, 2004. Based on the current FIN No. 46-R, the Company does not have any VIEs.


      In July 2003, the Accounting Standards Executive Committee issued Statement of Position ("SOP") No. 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 addresses financial accounting and reporting of certain product features insufficiently addressed by SFAS No. 97, Accounting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 03-1 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. SOP 03-1 may not be applied retroactively to prior year's financial statements, and initial application should be as of the beginning of an entity's fiscal year. The Company has adopted and applied the relevant provisions of SOP 03-1 as of January 1, 2004. There was no cumulative effect adjustment recorded as a result of this implementation (Note 12). In this process the Company has properly:


      (a) Recognized expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB") and guaranteed retirement income benefits ("GRIB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis;

      (b) Reported and measured the Company's interest in the Accounts as general account assets based on the Company's proportionate beneficial interest in the Accounts' underlying assets;

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      (c) Capitalized no sales inducements due to the Company's products and features not meeting the specified criteria discussed in the SOP 03-1;

      (d) Determined that no additional liability relating to annuitization benefits should be recorded as of December 31, 2004; and

      (e) Determined that the Company's current accounting for its reverse, select and ultimate cost of insurance charges is consistent with the criteria discussed in the SOP 03-1.

      In December 2003, the Accounting Standards Executive Committee issued SOP No. 03-3, Accounting for Certain Loans or Debt Securities Acquired in a Transfer ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investors' initial cost or amortized cost be recognized as interest income on a level yield basis over the life of the security. SOP 03-3 does not apply to loans originated by the entity. SOP 03-3 is effective for financial statements for fiscal years beginning after December 15, 2004, with earlier adoption encouraged. A certain transition provision applies for certain aspects of loans currently within the scope of Practice Bulletin 6, Amortization of Discounts on Certain Acquired Loans. The adoption of SOP 03-3 is not expected to have a material impact on the Company's financial statements.

      In July 2004, the Emerging Issues Task Force ("EITF") adopted Issue No. 02-14, Whether an Investor Should Apply the Equity Method of Accounting to Investments Other Than Common Stock ("EITF 02-14"). A consensus was reached regarding an investor that has the ability to exercise significant influence over the operating and financial policies of the investee. This type of investor should apply the equity method of accounting only when it has an investment(s) in common stock and/or an investment that is in-substance common stock. The EITF also reached a consensus on the definition of in-substance common stock and related guidance. EITF 02-14 is effective for reporting periods beginning after September 15, 2004. The adoption of EITF 02-14 did not have a material impact on the Company's financial statements.

      In March 2004, the EITF reached further consensus on Issue No. 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-01"). EITF 03-01 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-01 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-01 which were effective December 31, 2003. The accounting guidance of EITF 03-01 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to EITF 03-01 at the FASB and currently is unable to determine the impact of EITF 03-01 on its financial statements. In conformity with existing generally accepted accounting principles, the Company's gross unrealized losses totaling approximately $18,080,000 at December 31, 2004 are reflected as a component of other comprehensive income on the balance sheet. Depending on the ultimate guidance issued by the FASB, including guidance regarding management's assertion about intent and ability to hold available-for-sale investment securities, the

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      Company could be required to report these unrealized losses in a different manner, including possibly reflecting these unrealized losses in the statement of income as other-than-temporary impairments, even if the unrealized losses are attributable solely to interest rate movements.

      In March 2004, the EITF reached consensus on Issue No. 03-16, Accounting for Investments in Limited Liability Companies, ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16, did not have a material impact on the Company's financial statements.

3.    INVESTMENTS

      INVESTMENT INCOME

      The components of investment income, by type of investment, for the years ended December 31, 2004, 2003 and 2002 are as follows:

(in thousands of dollars)                                             2004          2003          2002
Bonds                                                               $301,333      $279,960      $276,591
Common and preferred stocks                                            3,394         4,139         5,591
Mortgage loans on real estate                                            363           601         1,863
Investment real estate                                                12,441        12,996        13,475
Surplus note and certificates of contribution of the P&C Group        33,122        37,094        37,148
Policy loans                                                          19,120        18,533        17,897
Joint ventures                                                           155           340           953
Short-term investments                                                   287         1,030         2,162
Notes receivable                                                         488         2,861         1,125
Other                                                                    437           308           125
                                                                    --------      --------      --------
  Gross investment income                                            371,140       357,862       356,930

Less: Investment expenses                                             15,288        15,632        13,615
                                                                    --------      --------      --------
  Net investment income                                             $355,852      $342,230      $343,315
                                                                    ========      ========      ========

      The Company's investment expenses included approximately $620,000, $490,000, and $260,000, in 2004, 2003 and 2002, respectively that were paid to its parent company, FGI.

      In April 2002, the Company's investment management was transferred to Deutsche Asset Management through the sale of Zurich Scudder Investments ("ZSI"), a subsidiary of Zurich Financial Services. Prior to this date, the Company's investment management was administered by ZSI. In 2004, 2003 and 2002, approximately $2,054,000, $1,967,000, and $1,389,000 respectively, of the Company's investment expenses were paid to Deutsche Asset Management. In 2002, approximately $458,000 of the Company's investment expenses were paid to ZSI.

      In 2004 and 2003, the Company's investment expenses included approximately $162,000 and $149,000, respectively, that was paid to Zurich Investment Services ("ZIS"). These expenses were not incurred in 2002.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      In 2004 and 2003, the Company's investment expenses included approximately $1,489,000 and $1,575,000, respectively, that was paid to Zurich Global Investment Advisors ("ZGIA"). These expenses were not incurred in 2002.

      In 2004, the Company's investment expenses included approximately $56,000 that was paid to Prudential Private Placement Investors, L.P. These expenses were not incurred in 2003 and 2002.

      REALIZED GAINS AND LOSSES

      Realized investment gains (losses) on sales of investments during the years ended December 31, 2004, 2003 and 2002 are as follows:

(in thousands of dollars)             2004            2003            2002
Bonds                               $ 12,773        $ 13,712        $(22,568)
Redeemable preferred stocks                -              23              98
Nonredeemable preferred stock              -               -              56
Common stocks                         19,348           4,903           5,033
Investment real estate                 1,862              (1)            180
Joint ventures                         3,629             (30)              -
S&P 500 call options                      48               -               -
Notes receivables                          -           2,500               -
Other                                     (2)            (13)              -
                                    --------        --------        --------
                                    $ 37,658        $ 21,094        $(17,201)
                                    ========        ========        ========

      IMPAIRMENT LOSSES

      Impairment losses for the years ended December 31, 2004, 2003 and 2002 are as follows:

(in thousands of dollars)              2004            2003            2002
Bonds                                $ (9,482)       $(23,400)       $(10,663)
Nonredeemable preferred stocks            (22)              -               -
Common stocks                             (84)         (7,104)        (43,330)
Investment real estate                      -            (775)              -
Joint ventures                              -               -            (345)
                                     --------        --------        --------
                                     $ (9,588)       $(31,279)       $(54,338)
                                     ========        ========        ========

      The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized position that could potentially be other-than-temporarily impaired. Due to the issuers continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any objective evidence, the Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      The following tables present amortized cost, fair value, and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004 and 2003.

      UNREALIZED GAINS AND LOSSES ON FIXED MATURITIES

      Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2004 and 2003 are as follows:

                                                                  GROSS        GROSS       ESTIMATED
                                                  AMORTIZED     UNREALIZED   UNREALIZED       FAIR
(in thousands of dollars)                           COST          GAINS        LOSSES        VALUE
2004
Fixed maturities available-for-sale
   U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                    $   348,043    $   12,306   $     (561)   $  359,788
   Obligations of states and political
    subdivisions                                      55,948         5,732            -        61,680
   Corporate securities                            2,759,066       130,739       (5,864)    2,883,941
   Mortgage-backed securities                      2,088,661        75,392      (10,587)    2,153,466
                                                 -----------    ----------   ----------    ----------
                                                   5,251,718       224,169      (17,012)    5,458,875

Redeemable preferred stock                             4,526            80            -         4,606
                                                 -----------    ----------   ----------    ----------
                                                 $ 5,256,244    $  224,249   $  (17,012)   $5,463,481
                                                 ===========    ==========   ==========    ==========

2003
Fixed maturities available-for-sale
   U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                    $   358,094    $   12,596   $   (2,078)   $  368,612
   Obligations of states and political
    subdivisions                                      92,406         7,889       (1,053)       99,242
   Corporate securities                            1,936,346        99,775       (7,996)    2,028,125
   Mortgage-backed securities                      2,528,505       104,343      (28,857)    2,603,991
                                                 -----------    ----------   ----------    ----------
                                                   4,915,351       224,603      (39,984)    5,099,970

Redeemable preferred stock                             5,163            72            -         5,235
                                                 -----------    ----------   ----------    ----------
                                                 $ 4,920,514    $  224,675   $  (39,984)   $5,105,205
                                                 ===========    ==========   ==========    ==========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      UNREALIZED GAINS AND LOSSES ON EQUITY SECURITIES AND JOINT VENTURES

      Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks, common stocks, and joint ventures stated at fair value as of December 31, 2004 and 2003 are as follows:

(in thousands of dollars)                             GAINS       LOSSES          NET
2004
Equity securities available-for-sale
  Nonredeemable preferred stocks
    Public utilities                                $      55    $       -      $     55
    Industrial, miscellaneous and all other             3,200            -         3,200
  Common stocks
    Public utilities                                      306            -           306
    Banks, trusts and insurance companies               2,148         (168)        1,980
    Industrial, miscellaneous and all other            11,902         (900)       11,002
                                                    ---------    ---------      --------
                                                    $  17,611    $  (1,068)       16,543
                                                    =========    =========
Less: Deferred federal income taxes                                                5,790
                                                                                --------
                                                                                $ 10,753
                                                                                ========
2003
Equity securities available-for-sale
  Nonredeemable preferred stocks
    Public utilities                                $      41    $     (26)     $     15
    Industrial, miscellaneous and all other             2,300            -         2,300
  Common stocks
    Public utilities                                      601          (44)          557
    Banks, trusts and insurance companies               3,691         (199)        3,492
    Industrial, miscellaneous and all other            21,859       (1,679)       20,180
  Joint ventures                                           14         (471)         (457)
                                                    ---------    ---------      --------
                                                    $  28,506    $  (2,419)       26,087
                                                    =========    =========
Less: Deferred federal income taxes                                                9,130
                                                                                --------
                                                                                $ 16,957
                                                                                ========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      UNREALIZED LOSSES ON FIXED MATURITIES AND EQUITY SECURITIES

      Fair value and gross unrealized losses of fixed maturities and equity securities as of December 31, 2004 and 2003 are as follows:

                                                        UNREALIZED LOSSES LESS          UNREALIZED LOSSES
                                                            THAN 12 MONTHS              12 MONTHS OR MORE
                                                       -------------------------     ------------------------
                                                          FAIR        UNREALIZED        FAIR       UNREALIZED
(in thousands of dollars)                                 VALUE         LOSSES          VALUE        LOSSES
2004
Fixed maturities available-for-sale
  U.S. Treasury securities and obligations of U.S.
   government corporations and agencies                $    68,107    $     (561)    $         -   $        -
  Obligations of states and political subdivisions               -             -               -            -
  Corporate securities                                     365,499        (4,240)        432,228       (1,624)
  Mortgage-backed securities                               370,197        (3,440)        182,544       (7,147)
                                                       -----------    ----------     -----------   ----------
Total fixed maturities                                 $   803,803    $   (8,241)    $   614,772   $   (8,771)
                                                       ===========    ==========     ===========   ==========
Equity securities available-for-sale
  Nonredeemable preferred stocks
    Public utilities                                   $         -    $        -     $         -   $        -
  Common stocks
    Public utilities                                             -             -               -            -
    Banks, trusts and insurance companies                    1,379          (139)              -            -
    Industrial, miscellaneous and all other                  5,939          (786)            733         (143)
                                                       -----------    ----------     -----------   ----------
Total equity securities                                $     7,318    $     (925)    $       733   $     (143)
                                                       ===========    ==========     ===========   ==========
2003
Fixed maturities available-for-sale
  U.S. Treasury securities and obligations of U.S.
   government corporations and agencies                $   112,752    $   (2,078)    $         -   $        -
  Obligations of states and political subdivisions           7,644        (1,053)              -            -
  Corporate securities                                     392,194        (6,568)          8,647       (1,428)
  Mortgage-backed securities                               585,918       (23,133)         43,642       (5,724)
                                                       -----------    ----------     -----------   ----------
Total fixed maturities                                 $ 1,098,508    $  (32,832)    $    52,289   $   (7,152)
                                                       ===========    ==========     ===========   ==========
Equity securities available-for-sale
  Nonredeemable preferred stocks
    Public utilities                                   $         -    $        -     $        39   $      (26)
  Common stocks
    Public utilities                                           522           (17)            244          (27)
    Banks, trusts and insurance companies                      872           (23)          4,619         (176)
    Industrial, miscellaneous and all other                  9,675          (609)         10,849       (1,070)
                                                       -----------    ----------     -----------   ----------
Total equity securities                                $    11,069    $     (649)    $    15,751   $   (1,299)
                                                       ===========    ==========     ===========   ==========

      As of December 31, 2004, fixed maturities represented approximately 94% of the Company's total unrealized loss amount, which was comprised of 117 securities. The remaining 6% of the Company's total unrealized loss amount was comprised of 17 equity securities. The Company held no securities that were in an unrealized loss position in excess of approximately $2,125,000. As of December 31, 2004, there was 1 fixed maturity and 1 equity security, with a fair value less than 80% of the security's amortized cost for 6 continuous months.

      Fixed maturities in an unrealized loss position for less than 12 months were comprised of 90 securities of which 100%, or approximately $8,241,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      Fixed maturities with an unrealized loss of approximately $8,771,000 for 12 months or more as of December 31, 2004, were comprised of 27 securities. The majority of the unrealized loss amount, approximately $7,147,000, relates to mortgage-backed securities. The decline in market value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. If a fixed maturity security is deemed other-than-temporarily impaired, then the security's book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The remaining unrealized loss balance of approximately $1,624,000 is comprised of 11 securities, all of which were depressed to only a minor extent, with fair value to amortized cost ratios at or greater than 95%.

      Equity securities in an unrealized loss position for less than 12 months as of December 31, 2004, were comprised of 16 securities of which 87%, or approximately $925,000, were primarily comprised of securities with fair value to amortized cost ratios at or greater than 84%. One security had a fair value to amortized cost ratio of 67%. The remaining unrealized loss of approximately $143,000 was comprised of 1 security with a fair value to amortized cost ratio of 84%. The prices of the securities have improved or have not experienced significant deterioration. The Company considers the unrealized losses associated with these securities to be temporary.

      Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

      MATURITIES OF FIXED MATURITIES

      The amortized cost and estimated fair value of available-for-sale fixed maturity securities by contractual maturity at December 31, 2004 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED       ESTIMATED
(in thousands of dollars)                                       COST          FAIR VALUE
Fixed maturities available-for-sale
Due in 1 year or less                                        $    89,782     $    91,830
Due after 1 year through 5 years                                 469,558         485,178
Due after 5 years through 10 years                             1,586,531       1,636,439
Due after 10 years                                             1,017,186       1,091,962
                                                             -----------     -----------
                                                               3,163,057       3,305,409
Mortgage-backed securities                                     2,088,661       2,153,466
Preferred stock with characteristics of debt securities            4,526           4,606
                                                             -----------     -----------
                                                             $ 5,256,244     $ 5,463,481
                                                             ===========     ===========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      Proceeds from sales and maturities of available-for-sale bonds and stocks and gross realized gains (losses) on such sales and impairments during the years ended December 31, 2004, 2003 and 2002 are as follows:

                                                    GROSS            GROSS
(in thousands of dollars)        PROCEEDS           GAINS           LOSSES
2004                           $ 1,393,308         $ 41,286       $  (18,753)
2003                             1,451,178           29,905          (41,771)
2002                             1,233,256           48,432         (119,806)

      The Company holds a $75,000,000 Mount Rosa/Mount Evans bond; at par, as issued by the Mount Rosa 1 LTD, an Isle of Man exempted company, and Mount Evans Funding LLC, a Delaware Limited Liability Company. Both Mount Rosa 1 LTD and Mount Evans Funding LLC are not affiliated companies; however, in this special purpose vehicle bond, ZIC, an affiliated company, provides the underlying financial guarantee of interest, and American International Group, Inc., an unaffiliated company, provides the underlying guarantee of principal. The bond maturity date is December 27, 2031. The coupon rate for this bond is 7.24% and interest is paid semi-annually. On July 11, 2003, the Company acquired an additional $15,000,000 Mount Rosa/Mount Evans bond at par. The bond maturity date is July 17, 2033. The coupon rate for this bond is 6.15% and interest is paid semi-annually. The Company earned approximately $6,388,000, $5,851,000, and $5,430,000 of interest income in 2004, 2003, and 2002, respectively. The total market value of the bonds was approximately $95,690,000, $92,858,000, and $81,888,000 as of December 31, 2004, 2003, and 2002, respectively.

4.    JOINT VENTURES

      As of December 31, 2004, the Company's investments in companies that are accounted for on the equity method of accounting consist of the following:
      6.45% interest in Portland Arena Management LLC, a real estate equity holding; and 16.78% interest in the Midwest Mezzanine Fund LP, a capital venture firm. The equity basis investments in joint ventures amounted to approximately $5,567,000 and $1,022,000 as of December 31, 2004 and 2003,
      respectively.

      In December 2004, a fixed income security issued by Oregon Arena Company, with a carrying value of approximately $4,348,000, was converted to an equity investment in Portland Arena Management LLC, with a carrying value of $5,540,000, due to Oregon Arena Company's Chapter 11 reorganization plan. The Company realized a gain of approximately $1,192,000 from the conversion. The Company holds 6.45% of the equity in the new limited liability corporation.

      In December 2004, Northtowne Apartments, a rental property, in which the Company had a 50% interest in the joint venture was sold. The Company received proceeds of approximately $4,937,000 and realized a gain of approximately $4,100,000 from this transaction. The investment in this company amounted to approximately $1,010,000 as of December 31, 2003.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      The combined results of operations and financial position of the Company's equity basis investments in joint ventures are summarized below:

            (in thousands of dollars)                 2004           2003          2002
Condensed income statement information
    Net income                                      $     428      $    581      $  3,566
    Company's equity in net income of affiliates          155           340           897

Condensed balance sheet information
    Total assets                                    $  99,124      $  2,374      $  3,004
                                                    =========      ========      ========
    Total liabilities                                  12,908           276           186
    Equity                                             86,216         2,098         2,818
                                                    ---------      --------      --------
    Total liabilities and equity                    $  99,124      $  2,374      $  3,004
                                                    =========      ========      ========

5.    DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

      SFAS No. 107, Disclosures about Fair Value of Financial Instruments ("SFAS 107"), requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

      CASH AND CASH EQUIVALENTS

      The carrying amounts of these items are reasonable estimates of their fair value.

      FIXED MATURITIES, REDEEMABLE AND NONREDEEMABLE PREFERRED STOCK, AND COMMON STOCK

      The estimated fair value of bonds, redeemable and nonredeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

      MORTGAGE LOANS

      The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate that is applicable to the yield, credit quality, and average maturity of the composite portfolio.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      POLICY LOANS

      The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally based on current market rates.

      SURPLUS NOTE AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP

      The carrying amounts of these items are a reasonable estimate of their fair market value.

      JOINT VENTURES

      The carrying amounts of these items are reasonable estimates of their fair value.

      S&P 500 CALL OPTIONS

      The Black-Scholes option pricing formula is a reasonable valuation method in estimating the fair market value of the S&P 500 call options.

      NOTES RECEIVABLE

      The carrying amounts of these items are a reasonable estimate of their fair market value.

      FUTURE POLICY BENEFITS - DEFERRED ANNUITIES

      The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

      SEPARATE ACCOUNTS

      Amounts are carried at market value of the underlying funds for financial statement purposes.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      The estimated fair values and carrying values of the Company's financial instruments as of December 31, 2004 and 2003 are as follows:

                                                              2004                             2003
                                                  ---------------------------       ---------------------------
                                                   CARRYING        ESTIMATED         CARRYING        ESTIMATED
        (in thousands of dollars)                   VALUE          FAIR VALUE          VALUE         FAIR VALUE
ASSETS
Cash and cash equivalents                         $   20,969       $   20,969       $   25,903       $   25,903
Fixed maturities available-for-sale                5,463,481        5,463,481        5,105,205        5,105,205
Nonredeemable preferred stock available-for-sale      13,579           13,579           12,661           12,661
Common stock available-for-sale                       71,985           71,985          161,838          161,838
Mortgage loans                                         1,265            1,482            8,430            9,375
Surplus note and certificates of
contribution of the P&C Group                        490,500          490,500          490,500          490,500
Policy loans                                         255,493          255,493          249,710          249,710
Joint ventures                                         5,567            5,567            1,022            1,022
S&P 500 call options                                   2,498            2,498            2,394            2,394
Notes receivable                                           -                -           22,000           22,000
Separate accounts                                    252,930          252,930          166,581          166,581
LIABILITIES
Future policy benefits - deferred annuities        1,822,460        1,762,863        1,753,823        1,696,514
Separate accounts                                    252,930          252,930          166,581          166,581

6.    VALUE OF BUSINESS ACQUIRED

      The changes in the VOBA at December 31 are as follows:

              (in thousands of dollars)                        2004             2003             2002
Balances at beginning of year                               $ 239,293        $ 254,510        $ 274,531

Amortization related to operations                            (35,664)         (34,798)         (31,965)
Interest accretion                                             15,672           16,991           18,016
Amortization related to net unrealized (losses) gains          (1,147)           2,590           (6,072)
                                                            ---------        ---------        ---------
Balances at end of year                                     $ 218,154        $ 239,293        $ 254,510
                                                            =========        =========        =========

      Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2004, balance as follows: approximately 7.0% in 2005 and 2006, and 8.0% in 2007 and 2008, and 9.0%
      in 2009. The discount rate used to determine the amortization rate of the VOBA ranged from 3.5% to 9.05%.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

7.    SECURITY LENDING ARRANGEMENT

      The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of the loaned securities.

      The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than 1 year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $283,000, $275,000, and $237,000, in 2004, 2003,
      and 2002, respectively. The Company's securities on loan as of December 31, 2004 and 2003 primarily consisted of U.S. Treasury fixed income securities and had an estimated fair value of approximately $121,839,000 and $39,515,000, respectively. The collateral as of December 31, 2004 and 2003 had an estimated fair value of approximately $123,329,000 and $40,578,000, respectively.

8.    FEDERAL INCOME TAXES

      The Company files a consolidated federal income tax return with FGI and its subsidiaries.

      The method of allocation between the Company and FGI is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly based on estimated tax balances due within 45 days after the filing date of the consolidated federal income tax return. The Company's current income tax payable/receivable was approximately $6,431,000 payable and $17,872,000 payable as of December 31, 2004 and 2003, respectively.

      The components of the provision for income taxes for the years ended December 31, 2004, 2003 and 2002 are as follows:

(in thousands of dollars)        2004            2003            2002
CURRENT
Federal                        $ 58,529        $ 89,730        $ 26,431
State                             1,174             814             142
                               --------        --------        --------
        Total current            59,703          90,544          26,573
                               --------        --------        --------

DEFERRED
Federal                          27,704         (16,392)         31,737
State                              (545)           (514)           (410)
                               --------        --------        --------
        Total deferred           27,159         (16,906)         31,327
                               --------        --------        --------
        Total                  $ 86,862        $ 73,638        $ 57,900
                               --------        --------        --------

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2004, 2003 and 2002 to income before income taxes and the actual provision for the years ended December 31, 2004, 2003 and 2002 are as follows:

                                        2004                      2003                     2002
                               ---------------------     ---------------------     -------------------
(in thousands of dollars)       AMOUNT       PERCENT      AMOUNT       PERCENT      AMOUNT     PERCENT
Expected tax expense           $ 86,725        35.00%    $  73,435       35.00%    $ 58,400      35.00%
Tax-exempt investment income       (314)       -0.13%         (552)      -0.30%        (819)     -0.49%
State taxes                         610         0.25%          301        0.20%         (39)     -0.03%
Other, net                         (159)       -0.06%          454        0.20%         358       0.22%
                               --------      -------     ---------     -------     --------    -------
Reported income tax expense    $ 86,862        35.06%    $  73,638       35.10%    $ 57,900      34.70%
                               ========      =======     =========     =======     ========    =======

      The temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2004 and 2003 relate to the following:

                    (in thousands of dollars)                                2004           2003
Future policy benefits                                                    $  79,547      $  92,147
Investments                                                                  50,725         60,450
Other                                                                        18,179         15,550
                                                                          ---------      ---------
  Subtotal deferred tax assets                                              148,451        168,147
                                                                          ---------      ---------
Deferred policy acquisition costs and value of life business acquired      (252,788)      (245,999)
Valuation of investments in securities                                      (78,323)       (73,773)
Depreciable assets                                                           (5,931)        (6,523)
                                                                          ---------      ---------
  Subtotal deferred tax liabilities                                        (337,042)      (326,295)
                                                                          ---------      ---------
    Net deferred tax liabilities                                          $(188,591)     $(158,148)
                                                                          =========      =========

      Management believes that the deferred income tax assets listed are fully recoverable and, accordingly, no valuation allowance has been recorded. Management bases its assessment as to the realizability of the deferred income tax assets on available evidence including historical and projected operating results, estimated reversals of temporary differences and, where applicable, tax planning strategies. Estimates as to the realizability of deferred income tax assets are subject to change.

9.    COMMITMENTS AND CONTINGENCIES

      The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position, results of operations or cash flows.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

10.   REGULATORY MATTERS

      The Company is required to file financial statements with the Office of the Insurance Commissioner of the State of Washington ("OIC"). These financial statements are prepared in accordance with accounting practices prescribed or permitted by the OIC. "Prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. The State of Washington requires insurance companies domiciled in the State of Washington to prepare statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures.

      Statutory stockholder's equity was approximately $1,094,581,000 and $1,052,139,000 as of December 31, 2004 and 2003, respectively, and statutory net income was approximately $164,164,000, $99,703,000 and $64,635,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

      Statutory unassigned surplus of approximately $1,084,782,000 and $1,042,340,000 included in retained earnings as of December 31, 2004 and 2003, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2004 and 2003 is designated as stockholder's surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

      The NAIC requires life insurance companies to calculate a risk-based capital ("RBC") ratio. This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company's ratios exceed regulatory requirements at December 31, 2004 and 2003. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

      The amount of dividends that can be paid by the Company to its stockholder without prior approval of the OIC is limited to the greater of (i) 10% of its statutory earned surplus or (ii) the statutory net income from the preceding calendar year. Earned surplus consists of funds derived from any realized net profits, and does not include unrealized capital gains or re-evaluation of assets. A dividend paid that does not meet the above specifications is defined as an "extraordinary dividend" and requires advance approval from the OIC. The maximum dividend payout that could be made without prior approval is approximately $140,641,000 in 2005. Dividends are determined by the Board of Directors.

      The Company paid $117,600,000, $120,000,000 and $115,000,000 in dividends in 2004, 2003, and 2002, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      The Company is required to deposit securities with state regulatory authorities. The carrying value of these deposited securities was approximately $4,278,000 and $4,242,000 as of December 31, 2004 and 2003,
      respectively.

11.   REINSURANCE

      The Company has ceded business under both yearly renewable-term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The policy benefit liabilities and unpaid claims amounts attributable to such business are stated as other receivables on the balance sheets, and totaled approximately $196,966,000 and $158,737,000 as of December 31, 2004 and 2003, respectively.

      The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Life commissions are reported net of expense reimbursements related to reinsured business.

      The Company has established retention limits for new policy issuances. The maximum retention on new issues is $2,000,000 per life for certain universal life policies and $1,500,000 per life for all traditional policies except certain term life products. The excess risk is reinsured with unaffiliated reinsurers.

      Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      Amounts included in the statements of income with respect to reinsurance assumed and ceded for the years ended December 31, 2004, 2003, and 2002 are as follows:

                                                   REINSURANCE     REINSURANCE
(in thousands of dollars)             DIRECT         ASSUMED          CEDED            NET
2004
Premiums                             $ 306,334     $    19,413     $  (143,328)     $ 182,419
Death and other benefits               214,252          18,355         (40,303)       192,304
Life commissions, net                   21,882             667         (51,776)       (29,227)

2003
Premiums                               284,882          16,915        (122,777)       179,020
Death and other benefits               225,242          15,887         (50,629)       190,500
Life commissions, net                   21,166             709         (47,858)       (25,983)

2002
Premiums                               321,145          14,428         (83,348)       252,225
Death and other benefits               183,076          13,237         (20,583)       175,730
Life commissions, net                   23,049             781         (32,313)        (8,483)

12.   MINIMUM GUARANTEES

      The Company's variable annuity product offers various guaranteed minimum death and income benefits.

      The following summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                                    GUARANTEED         GUARANTEED
                                                      MINIMUM           MINIMUM
                                                   DEATH BENEFIT     INCOME BENEFIT        TOTALS
Balances at December 31, 2003                      $     118,895     $      293,019      $  411,914
Incurred guarantee benefits                              414,365            277,653         692,018
Paid guarantee benefits                                  (49,000)                 -         (49,000)
                                                   -------------     --------------      ----------
Balances at December 31, 2004                      $     484,260     $      570,672      $1,054,932
                                                   =============     ==============      ==========

Weighted-average attained age of annuitant                    56                 52              56

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      The guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") liabilities equal the product of the `benefit ratio' and the accumulated value of the contract charges earned to date, including accrued interest, less any excess contract benefit payments not covered by the policyholder account values. The benefit ratio equals the ratio of (1) the accumulated value of actual excess benefit payments plus the present value of expected future excess benefit payments, to (2) the accumulated value of all actual contract charges plus the present value of expected future contract charges. The GMDB and GMIB liabilities are recorded in future policy benefits on the Company s balance sheet. Changes in the GMDB and GMIB liability are recorded in the increase in liability for future life benefits line item on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to expense on the Company's statement of income, if actual experience or other evidence suggests that earlier assumptions should be revised.

      The GMDB and GMIB liabilities as of December 3,1 2004 were determined from a set of 10,000 randomly generated projections, where the expected market and bond returns varied by scenario. The projected market return for each projection year in each scenario was determined by randomly selecting an actual annual market return from the period between February 26, 1972 and December 31, 2004. The projected bond returns for each projection year and scenario were set to 4.25% in the first projection year for all scenarios. For future years they were determined to be either the same as that for the prior projection year, 15% higher than that amount, or 15% lower. The excess of the bond returns over the credited rate on fixed funds was assumed to be a maximum of 1.75%, but restricted by the minimum 3% guaranteed credited rate.

      The following assumptions consist of significant projection assumptions that did not vary by scenario:

-     Annuitant mortality was from the 1994 GMDB ALB tables.

- Surrender rates varied from 3% in the early years up to a maximum rate of 15% in policy year 8, when the initial surrender charge expires, with an ultimate rate of 8%.

- The expense-load and surrender-charge assumptions were consistent with the policy provisions.

- The discount rate assumed was 3.29%, the average rate currently credited on fixed funds.

      The Company's does not have any net amount at risk related to its GMDB and GMIB benefit features offered with its variable annuity contracts as of December 31, 2004. The GMDB feature provides a death benefit feature equal to the greater of account value or gross premiums. There were no individual gross premiums greater than account value as of December 31, 2004. The GMIB benefit feature does not provide any benefits if annuitization occurs during the first ten policy years. The Company initially issued its variable annuity product in 2000.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

13.   EMPLOYEES' RETIREMENT PLANS

      FGI sponsors a qualified, noncontributory defined benefit pension plan covering substantially all employees who have reached age 21 and rendered 1 year of service participation in the plan. The benefits are based on years of service and the employee's compensation during the last 5 years of employment. FGI's funding policy is to make sufficient contributions to the pension plan to fully provide for employees' benefits at the time of retirement.

      In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

      The Company has no legal obligation for benefits under these plans. FGI charges the Company an allocated share of such contribution based on characteristics of the population of plan participants. For 2004, 2003 and 2002 respectively, pension costs (credits) of approximately $2,774,000, $2,928,000 and $1,103,000 were allocated to the Company. Pension plan liabilities are only recorded by FGI.

14.   EMPLOYEES' PROFIT SHARING PLANS

      FGI and its subsidiaries have two profit sharing plans providing for cash payments to all eligible employees. The two plans, Cash Profit Sharing Plan and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI and its subsidiaries' consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employees, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees' salaries or wages paid or accrued.

      The Company's share of expense under these plans was approximately $5,384,000 in 2004 and $5,800,000 in both 2003 and 2002.

15.   EQUITY-INDEXED ANNUITIES

      The Company sells an equity-indexed annuity product. At the end of its seven-year term, this product credits interest to the annuitant at a rate based on a specified portion of the change in the value of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), subject to a guaranteed annual minimum return.

      To hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as an economic hedge. As of December 31, 2004 and 2003, the Company had call options with contract values of approximately $112,359,000 and $124,781,000, respectively, and carrying values of approximately $2,498,000 and $2,394,000, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      The cash requirement of the S&P 500 call options consist of the initial premium paid to purchase the call options. Should a liability exist to the annuitant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash flow will then be remitted to the annuitant based on the respective participation rate. The S&P 500 call options are generally expected to be held for a 7 year term, but can be sold at any time.

      In 2004, the Company had 15,766 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in May 1997 through January 1998, with contract values of $14,555,000 and carrying values of $1,177,000 at the date of expiration. The Company received $1,225,000 in expiration proceeds, resulting in a $48,000 realized gain on expiration. No S&P 500 call options expired or were disposed of in the years ended December 31, 2003 and 2002.

      There are certain risks associated with the S&P 500 call options, primarily with respect to significant movements in the United States stock market and counterparty nonperformance. The Company believes that the counterparties to its S&P 500 call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

16.   RELATED PARTIES

      The Company entered into a modified coinsurance agreement ("Agreement") on December 1, 2003 with an affiliate, KI. KI is an Illinois domiciled stock life insurance company, ultimately owned by ZFS. Initially, the Company transferred to KI all existing Non-Qualified Individual Flexible Payment Deferred ("NQ-FPDA") and Non-Qualified Individual Single Premium Deferred ("NQ-SPDA") annuities, totaling approximately 36% of the Company's annuity business in-force as of December 1, 2003. In exchange, the Company received an initial commission of $36,500,000. No portion of the assets constituting the consideration has been transferred to KI. Subsequent new issues of NQ-FPDA and NQ-SPDA annuities will be transferred to KI under the Agreement. The Company has a management and service agreement with KI to provide services reasonably necessary pursuant to the Agreement. As of December 31, 2004 and 2003, the Company had receivables from KI of approximately $796,726,000 and $763,442,000, respectively, related to the Agreement.

      As a result of the Agreement, the Company established an unearned revenue reserve. This balance consisted of the deferral of the initial ceding commission and other front-end fees related to the ceded block of business. This amount is accreted in relation to the present value of expected gross profits on the ceded block of business. Such accretion is in direct proportion to the amortization of deferred policy acquisition costs for a given policy form and is recorded as other income in the statements of income. As of December 31, 2004, the unearned revenue reserve balance was approximately $39,890,000 and $37,572,000, respectively. The Company accreted approximately $3,781,000 into income for the year ended December 31, 2004. There was no accretion for the year ended December 31, 2003.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      The Agreement contains an embedded derivative liability of approximately $4,634,000 and $3,627,000 as of December 31, 2004 and 2003, respectively.
      The changes in fair value of this embedded derivative are recorded as other income/(loss) in the Company's statements of income which resulted in expenses of $1,007,000 and $3,627,000 for the years ended December 31, 2004 and 2003.

      The Agreement does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for all annuities transferred; therefore, a credit exposure exists to the extent that KI does not meet its obligations under the Agreement. Failure of KI to honor its obligation could result in losses to the Company.

      Since the underlying contracts in the Agreement are fixed annuity contracts, the Agreement does not transfer significant insurance risk under generally accepted accounting principles and is accounted for on a deposit method of accounting.

      FGI has agreements with the Company to provide sales and marketing services, as well as human resource, information technology, real estate, tax and payroll, investments, purchasing, warehousing, corporate legal and communication services. Fees charged to the Company by FGI for sales and marketing services were approximately $27,494,000, $23,610,000 and $21,909,000 for the years ended December 31, 2004, 2003 and 2002, respectively. These fees are accounted for as deferred policy acquisition costs except for advertising expenses, which are expenses as incurred, of approximately $2,272,000, $2,070,000 and $1,824,000 for the years ended December 31, 2004, 2003 and 2002, respectively. In 2004, the Company transitioned its information technology services to FGI, which resulted in information technology service charges of approximately $11,417,000 for the year ended December 31, 2004.

      The Company entered into a catastrophic stop-loss reinsurance agreement with Centre Reinsurance U.S., Limited ("Centre Re") on July 15, 2004. Centre Re is a Bermuda domiciled insurance company and an affiliate company. The business reinsured consisted of whole life, term life, universal life, variable life plans and term riders.

      On November 23, 2004 a mortgage loan from KI, a subsidiary of ZFS, was paid in full. The Company purchased the $6,400,000 mortgage loan from KI on September 30, 2003. The rate on the loan was 2.26%. On October 24, 2003, the Company received a partial principal payment of approximately $2,377,000. The Company earned income of approximately $60,000 and $36,000 for the years ended 2004 and 2003, respectively.

17.   SURPLUS NOTE AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP

      From time-to-time, the Company has purchased surplus notes or certificates of contribution of the P&C Group in order to supplement the policyholders' surplus of the P&C Group. Effective December 31, 2003, the terms of a $87,500,000 surplus note have been refinanced. The interest rate was reduced from 8.50% to 6.15%, and the maturity date was extended from February 2005 to December 2013. Interest is paid semi-annually.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003

      Effective August 14, 2004, the terms of a $296,000,000 certificate of contribution have been refinanced. The Company received a new certificate of contribution in exchange for the extinguishment of previous certificates in order to effect the refinancing. The interest rate was reduced from 7.85% to 6.15%, and the maturity date was extended from March 2010 to August 2014. The certificate is callable on or after August 1, 2009. Interest will be paid semi-annually.

      Information regarding the surplus note and certificates of contribution from the Exchanges as of December 31, 2004 and 2003 are as follows:

(in thousands of dollars)           2004           2003        MATURITY DATE      TERM       RATE
Surplus note                     $   87,500     $   87,500     December 2013      10 year    6.15%
Certificate of contribution         107,000        107,000     September 2006      5 year    6.00%
Certificate of contribution         296,000        296,000       March 2014       10 year    6.15%
                                 ----------     ----------
                                 $  490,500     $  490,500
                                 ==========     ==========

      Conditions governing repayment of the amounts are outlined in the surplus note and certificates of contribution. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level and then only after approval is granted by the issuer's governing Board and the appropriate state insurance regulatory department.

      In April 2004, the Company redeemed $22,000,000 of promissory notes from FFS Holding, LLC, a subsidiary of the Exchanges. Although the repayment occurred prior to the contractual maturity, the repayment was agreed to by both parties. Information regarding the promissory notes as of December 31, 2003:

                                                                                  INTEREST
(in thousands of dollars)         2003          MATURITY DATE          TERM         RATE
Promissory note                  $ 1,000        January 2005          5 year          8.50%
Promissory note                    1,000          March 2005          5 year          8.50%
Promissory note                    1,000          July 2005           5 year          8.50%
Promissory note                    1,000        October 2005          5 year          8.50%
Promissory note                    3,000        January 2006          5 year          8.50%
Promissory note                    5,000         August 2006          5 year          8.50%
Promissory note                    4,000        September 2007        5 year          7.00%
Promissory note                    6,000        December 2007         5 year          9.50%
                                 -------
                                 $22,000
                                 =======

      Interest received from the surplus note, certificates of contribution, and promissory notes totaled approximately $33,611,000, $38,963,000, and $38,273,000 for the years ended December 31, 2004, 2003, and 2002, respectively.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2004

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
INDEX
DECEMBER 31, 2004

                                                              PAGE(S)
Report of Independent Registered Public Accounting Firm....        1

FINANCIAL STATEMENTS

Statement of Assets and Liabilities........................      2-6

Statements of Operations...................................     7-18

Statements of Changes in Net Assets........................    19-30

Notes to Financial Statements..............................    31-49

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Farmers New World Life Insurance Company and the
Contract Holders of Farmers Annuity Separate Account A

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the Farmers Annuity Separate Account A of Farmers New World Life Insurance Company (the "Account") (comprised of the Social Small Cap Growth Portfolio of the Calvert Variable Series, Inc., the Developing Leaders and Quality Bond Portfolios of the Dreyfus Variable Investment Fund - Service Class Shares, the Dreyfus Socially Responsible Growth Fund of the Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Shares, the Growth, the Index 500, and the Mid Cap Portfolios of Fidelity Variable Insurance Products Funds VIP - Service Class Shares, the Small - Mid Cap Growth Securities, the Global Asset Allocation, and the Developing Markets Securities Funds of the Franklin Templeton Variable Insurance Products Trust - Class 2 Shares, the Capital Growth, the CORE Small Cap Equity, and the Mid Cap Value Funds of the Goldman Sachs Variable Insurance Trust, the Mid Cap Growth Portfolio - Service Shares, the Balanced Portfolio - Service Shares, and the Forty Portfolio - Institutional Shares of the Janus Aspen Series, the Foreign Bond (U.S. Dollar Hedged) and the Low Duration Portfolios of the PIMCO Variable Insurance Trust - Administrative Class Shares, the Bond, the Global Discovery, the Growth and Income, the International, and the Money Market Portfolios of the Scudder Variable Series I
- Class A Shares, the Government & Agency Securities, the High Income, the Small Cap Growth, and the Dreman High Return Equity Portfolios of the Scudder Variable Series II - Class A Shares, the Equity Income, the Mid Cap Stock, and the Small Cap Growth Funds of the WM Variable Trust - Equity Funds - Class 2 Shares, and the Balanced, the Conservative Balanced, the Conservative Growth, the Flexible Income and the Strategic Growth Portfolios of the WM Variable Trust - Strategic Asset Management Portfolios - Class 2 Shares) at December 31, 2004, the results of each of their operations for each of the two years in the periods then ended, the changes in each of their net assets for each of the two years in the periods then ended, and the financial highlights for each of the four years in the periods ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Seattle, Washington

April 8, 2005

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                          CALVERT                                DREYFUS
                                         VARIABLE                               SOCIALLY
                                          SERIES,       DREYFUS VARIABLE       RESPONSIBLE              FIDELITY VARIABLE
                                           INC.          INVESTMENT FUND     GROWTH FUND, INC.     INSURANCE PRODUCTS FUNDS VIP
                                        ----------   ----------------------- ----------------- ------------------------------------
                                          SOCIAL                                 SOCIALLY
                                         SMALL CAP   DEVELOPING    QUALITY     RESPONSIBLE
                                          GROWTH      LEADERS       BOND          GROWTH         GROWTH      INDEX 500    MID CAP
                                         PORTFOLIO   PORTFOLIO    PORTFOLIO        FUND         PORTFOLIO    PORTFOLIO   PORTFOLIO
                                        ----------   ----------   ----------   ----------      ----------   ----------   ----------
ASSETS
  Investments, at fair value            $  405,015   $2,831,076   $3,136,667   $   87,744      $8,181,635   $8,504,849   $3,672,696
                                        ----------   ----------   ----------   ----------      ----------   ----------   ----------
   TOTAL ASSETS                            405,015    2,831,076    3,136,667       87,744       8,181,635    8,504,849    3,672,696
LIABILITIES
  Payable to Farmers New World Life
  Insurance Company                            453        3,155        3,466           93           8,974        9,319        4,010
                                        ----------   ----------   ----------   ----------      ----------   ----------   ----------
   TOTAL LIABILITIES                           453        3,155        3,466           93           8,974        9,319        4,010
   NET ASSETS                           $  404,562   $2,827,921   $3,133,201   $   87,651      $8,172,661   $8,495,530   $3,668,686
                                        ==========   ==========   ==========   ==========      ==========   ==========   ==========
Accumulation units outstanding              32,754      258,325      275,079       11,418       1,005,924      874,020      237,086
                                        ==========   ==========   ==========   ==========      ==========   ==========   ==========
Unit value of accumulation units        $    12.35   $    10.95   $    11.39   $     7.68      $     8.12   $     9.72   $    15.47
                                        ==========   ==========   ==========   ==========      ==========   ==========   ==========
Shares owned in each portfolio              24,108       68,682      275,630        3,501         256,638       61,894      122,138
                                        ==========   ==========   ==========   ==========      ==========   ==========   ==========
Market value per share                  $    16.80   $    41.22   $    11.38   $    25.06      $    31.88   $   137.41   $    30.07
                                        ==========   ==========   ==========   ==========      ==========   ==========   ==========
Cost of investments                     $  325,481   $2,252,753   $3,155,132   $   82,511      $7,319,207   $7,100,193   $2,513,943
                                        ==========   ==========   ==========   ==========      ==========   ==========   ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named Scudder Government Securities Portfolio

(5)  Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2004

                                          FRANKLIN TEMPLETON VARIABLE                   GOLDMAN SACHS               JANUS ASPEN
                                            INSURANCE PRODUCTS TRUST                VARIABLE INSURANCE TRUST           SERIES
                                      ------------------------------------   ------------------------------------   -----------
                                                                                                                      MID CAP
                                      SMALL - MID    GLOBAL     DEVELOPING                   CORE                     GROWTH
                                       CAP GROWTH    ASSET       MARKETS       CAPITAL    SMALL CAP      MID CAP     PORTFOLIO
                                      SECURITIES   ALLOCATION   SECURITIES     GROWTH       EQUITY        VALUE      (SERVICE
                                       FUND (1)       FUND         FUND         FUND         FUND         FUND        SHARES)
                                      ----------   ----------   ----------   ----------   ----------   ----------   ----------
ASSETS
  Investments, at fair value          $1,676,151   $  659,992   $  754,525   $6,913,984   $  229,802   $6,466,091   $  999,934
                                      ----------   ----------   ----------   ----------   ----------   ----------   ----------
    TOTAL ASSETS                       1,676,151      659,992      754,525    6,913,984      229,802    6,466,091      999,934
LIABILITIES
  Payable to Farmers New World Life
   Insurance Company                       1,875          699          782        7,663          231        7,080        1,091
                                      ----------   ----------   ----------   ----------   ----------   ----------   ----------
    TOTAL LIABILITIES                      1,875          699          782        7,663          231        7,080        1,091
    NET ASSETS                        $1,674,276   $  659,293   $  753,743   $6,906,321   $  229,571   $6,459,011   $  998,843
                                      ==========   ==========   ==========   ==========   ==========   ==========   ==========
Accumulation units outstanding           169,992       51,020       65,196      785,646       16,093      409,573      115,370
                                      ==========   ==========   ==========   ==========   ==========   ==========   ==========
Unit value of accumulation units      $     9.85   $    12.92   $    11.56   $     8.79   $    14.27   $    15.77   $     8.66
                                      ==========   ==========   ==========   ==========   ==========   ==========   ==========
Shares owned in each portfolio            86,266       31,503       87,027      665,446       15,958      423,173       39,430
                                      ==========   ==========   ==========   ==========   ==========   ==========   ==========
Market value per share                $    19.43   $    20.95   $     8.67   $    10.39   $    14.40   $    15.28   $    25.36
                                      ==========   ==========   ==========   ==========   ==========   ==========   ==========
Cost of investments                   $1,282,367   $  530,363   $  575,563   $5,950,977   $  206,244   $5,109,716   $  768,932
                                      ==========   ==========   ==========   ==========   ==========   ==========   ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named Scudder Government Securities Portfolio

(5)  Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2004

                                          JANUS ASPEN SERIES,        PIMCO VARIABLE
                                               CONTINUED             INSURANCE TRUST             SCUDDER VARIABLE SERIES I
                                       ------------------------   -----------------------   ------------------------------------
                                                                   FOREIGN
                                        BALANCED       FORTY         BOND                                               GROWTH
                                       PORTFOLIO      PORTFOLIO   PORTFOLIO       LOW                      GLOBAL        AND
                                        (SERVICE  (INSTITUTIONAL (U.S. DOLLAR   DURATION      BOND        DISCOVERY     INCOME
                                        SHARES)      SHARES) (2)  HEDGED) (3)   PORTFOLIO   PORTFOLIO     PORTFOLIO   PORTFOLIO
                                       ---------- -------------- ------------  ----------   ----------   ----------   ----------
ASSETS
   Investments, at fair value          $2,598,714   $13,591,320   $4,296,986   $6,722,094   $5,728,136   $3,762,841   $5,007,457
                                       ----------   -----------   ----------   ----------   ----------   ----------   ----------
     TOTAL ASSETS                       2,598,714    13,591,320    4,296,986    6,722,094    5,728,136    3,762,841    5,007,457
LIABILITIES
   Payable to Farmers New World Life
    Insurance Company                       2,739        15,153        4,728        7,463        6,287        4,190        5,538
                                       ----------   -----------   ----------   ----------   ----------   ----------   ----------
     TOTAL LIABILITIES                      2,739        15,153        4,728        7,463        6,287        4,190        5,538
                                       ----------   -----------   ----------   ----------   ----------   ----------   ----------
     NET ASSETS                        $2,595,975   $13,576,167   $4,292,258   $6,714,631   $5,721,849   $3,758,651   $5,001,919
                                       ==========   ===========   ==========   ==========   ==========   ==========   ==========
Accumulation units outstanding            242,548     2,221,658      341,494      559,284      443,769      314,472      588,901
                                       ==========   ===========   ==========   ==========   ==========   ==========   ==========
Unit value of accumulation units       $    10.70   $      6.11   $    12.57   $    12.01   $    12.89   $    11.95   $     8.49
                                       ==========   ===========   ==========   ==========   ==========   ==========   ==========
Shares owned in each portfolio            102,960       552,942      423,348      652,630      803,385      294,663      539,016
                                       ==========   ===========   ==========   ==========   ==========   ==========   ==========
Market value per share                 $    25.24   $     24.58   $    10.15   $    10.30   $     7.13   $    12.77   $     9.29
                                       ==========   ===========   ==========   ==========   ==========   ==========   ==========
Cost of investments                    $2,287,756   $11,625,673   $4,185,924   $6,563,310   $5,483,030   $2,409,730   $4,883,350
                                       ==========   ===========   ==========   ==========   ==========   ==========   ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named Scudder Government Securities Portfolio

(5)  Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2004

                                                                                                                    WM VARIABLE
                                         SCUDDER VARIABLE                                                              TRUST -
                                        SERIES I, CONTINUED           SCUDDER VARIABLE SERIES II                    EQUITY FUNDS
                                      ------------------------   ------------------------------------------------   ------------
                                                                 GOVERNMENT                             DREMAN
                                                      MONEY       & AGENCY      HIGH       SMALL CAP  HIGH RETURN      EQUITY
                                      INTERNATIONAL   MARKET     SECURITIES    INCOME        GROWTH     EQUITY         INCOME
                                        PORTFOLIO   PORTFOLIO   PORTFOLIO(4)  PORTFOLIO    PORTFOLIO   PORTFOLIO        FUND
                                      ------------- ----------  ------------  ----------   ---------  -----------   ------------
ASSETS
   Investments, at fair value          $6,380,563   $1,287,076   $5,793,518   $4,639,522   $503,311   $16,989,562   $4,722,764
                                       ----------   ----------   ----------   ----------   --------   -----------   ----------
     TOTAL ASSETS                       6,380,563    1,287,076    5,793,518    4,639,522    503,311    16,989,562    4,722,764
LIABILITIES
   Payable to Farmers New World Life
    Insurance Company                       7,103        1,259        6,424        5,081        557        18,887        4,860
                                       ----------   ----------   ----------   ----------   --------   -----------   ----------
     TOTAL LIABILITIES                      7,103        1,259        6,424        5,081        557        18,887        4,860
     NET ASSETS                        $6,373,460   $1,285,817   $5,787,094   $4,634,441   $502,754   $16,970,675   $4,717,904
                                       ==========   ==========   ==========   ==========   ========   ===========   ==========
Accumulation units outstanding          1,015,300      121,452      457,076      374,415    117,058     1,056,606      355,229
                                       ==========   ==========   ==========   ==========   ========   ===========   ==========
Unit value of accumulation units       $     6.28   $    10.59   $    12.66   $    12.38   $   4.29   $     16.06   $    13.28
                                       ==========   ==========   ==========   ==========   ========   ===========   ==========
Shares owned in each portfolio            671,638    1,287,076      461,635      528,419     39,977     1,343,048      291,889
                                       ==========   ==========   ==========   ==========   ========   ===========   ==========
Market value per share                 $     9.50   $     1.00   $    12.55   $     8.78   $  12.59   $     12.65   $    16.18
                                       ==========   ==========   ==========   ==========   ========   ===========   ==========
Cost of investments                    $5,100,708   $1,287,076   $5,563,074   $4,078,792   $465,521   $13,555,993   $3,896,606
                                       ==========   ==========   ==========   ==========   ========   ===========   ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named Scudder Government Securities Portfolio

(5)  Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2004

                                         WM VARIABLE TRUST -
                                       EQUITY FUNDS, CONTINUED       WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                       -----------------------   -----------------------------------------------------------------
                                        MID CAP     SMALL CAP                 CONSERVATIVE  CONSERVATIVE   FLEXIBLE    STRATEGIC
                                         STOCK        GROWTH      BALANCED      BALANCED      GROWTH        INCOME       GROWTH
                                         FUND        FUND (5)     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                       ----------   ----------   -----------  ------------  -----------   ----------   -----------
ASSETS
   Investments, at fair value          $2,456,758   $1,704,942   $24,899,759   $4,703,342   $18,063,773   $4,590,904   $13,654,302
                                       ----------   ----------   -----------   ----------   -----------   ----------   -----------
    TOTAL ASSETS                        2,456,758    1,704,942    24,899,759    4,703,342    18,063,773    4,590,904    13,654,302
LIABILITIES
   Payable to Farmers New World Life
    Insurance Company                       2,695        1,869        26,597        4,930        19,761        4,607        14,515
                                       ----------   ----------   -----------   ----------   -----------   ----------   -----------
    TOTAL LIABILITIES                       2,695        1,869        26,597        4,930        19,761        4,607        14,515

    NET ASSETS                         $2,454,063   $1,703,073   $24,873,162   $4,698,412   $18,044,012   $4,586,297   $13,639,787
                                       ==========   ==========   ===========   ==========   ===========   ==========   ===========
Accumulation units outstanding            185,690      195,536     1,886,814      376,479     1,303,347      381,814       952,715
                                       ==========   ==========   ===========   ==========   ===========   ==========   ===========
Unit value of accumulation units       $    13.22   $     8.71   $     13.18   $    12.48   $     13.84   $    12.01   $     14.32
                                       ==========   ==========   ===========   ==========   ===========   ==========   ===========
Shares owned in each portfolio            150,169      174,508     1,557,208      400,284     1,075,225      327,454       743,294
                                       ==========   ==========   ===========   ==========   ===========   ==========   ===========
Market value per share                 $    16.36   $     9.77   $     15.99   $    11.75   $     16.80   $    14.02   $     18.37
                                       ==========   ==========   ===========   ==========   ===========   ==========   ===========
Cost of investments                    $1,926,612   $1,280,797   $22,079,516   $4,295,603   $15,483,423   $4,409,203   $11,752,271
                                       ==========   ==========   ===========   ==========   ===========   ==========   ===========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named Scudder Government Securities Portfolio

(5)  Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                   CALVERT
                                                              VARIABLE SERIES, INC.         DREYFUS VARIABLE INVESTMENT FUND
                                                              ---------------------  ---------------------------------------------
                                                                 SOCIAL SMALL CAP         DEVELOPING                QUALITY
                                                                 GROWTH PORTFOLIO    LEADERS PORTFOLIO (1)       BOND PORTFOLIO
                                                               -------------------   ---------------------   ---------------------
                                                                 2004       2003        2004        2003        2004       2003
                                                               --------   --------   ---------   ---------   ---------   ---------
Investment income:
    Dividends and capital gain distributions                   $      -   $  3,213   $       -   $       -   $ 117,728   $ 154,863
                                                               --------   --------   ---------   ---------   ---------   ---------
        Total investment income                                       -      3,213           -           -     117,728     154,863
                                                               --------   --------   ---------   ---------   ---------   ---------
Expenses:
    Mortality and expense risk                                    4,485      2,578      33,839      23,747      39,559      32,438
                                                               --------   --------   ---------   ---------   ---------   ---------
        Total expenses                                            4,485      2,578      33,839      23,747      39,559      32,438
                                                               --------   --------   ---------   ---------   ---------   ---------
        Net investment income (loss)                             (4,485)       635     (33,839)    (23,747)     78,169     122,425
                                                               --------   --------   ---------   ---------   ---------   ---------
Realized gains (losses) on investments:
    Proceeds from sales                                          65,611     32,036     265,099     103,864     413,390     550,482
    Cost of investments sold                                    (68,416)   (44,979)   (261,487)   (123,026)   (434,131)   (559,291)
                                                               --------   --------   ---------   ---------   ---------   ---------
        Net realized gain (loss) from investment transactions    (2,805)   (12,943)      3,612     (19,162)    (20,741)     (8,809)
                                                               --------   --------   ---------   ---------   ---------   ---------
Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                          43,643    (32,704)    301,070    (247,226)    (14,743)     28,118
    End of period                                                79,534     43,643     578,323     301,070     (18,465)    (14,743)
                                                               --------   --------   ---------   ---------   ---------   ---------
        Change in net unrealized appreciation (depreciation)
        of investments                                           35,891     76,347     277,253     548,296      (3,722)    (42,861)
                                                               --------   --------   ---------   ---------   ---------   ---------
        Net increase (decrease) in net assets from operations  $ 28,601   $ 64,039   $ 247,026   $ 505,387   $  53,706   $  70,755
                                                               ========   ========   =========   =========   =========   =========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003


                                                     DREYFUS
                                               SOCIALLY RESPONSIBLE
                                                 GROWTH FUND, INC.          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
                                            -------------------------   -----------------------------------------------------
                                              SOCIALLY RESPONSIBLE
                                                   GROWTH FUND              GROWTH PORTFOLIO           INDEX 500 PORTFOLIO
                                            -------------------------   -------------------------   -------------------------
                                               2004          2003           2004          2003          2004         2003
                                            -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
 Dividends and capital gain distributions   $       129   $         3   $    10,679   $     7,376   $    85,045   $    55,478
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Total investment income                           129             3        10,679         7,376        85,045        55,478
                                            -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
 Mortality and expense risk                       1,009           566        93,326        61,287        95,690        64,040
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Total expenses                                  1,009           566        93,326        61,287        95,690        64,040
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Net investment income (loss)                     (880)         (563)      (82,647)      (53,911)      (10,645)       (8,562)
                                            -----------   -----------   -----------   -----------   -----------   -----------

Realized gains (losses) on investments:
 Proceeds from sales                              1,211         4,352       381,925       320,890       799,101       235,083
 Cost of investments sold                        (1,308)       (5,785)     (420,088)     (415,176)     (816,086)     (289,804)
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Net realized gain (loss) from investment
   transactions                                     (97)       (1,433)      (38,163)      (94,286)      (16,985)      (54,721)
                                            -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation (depreciation)
 of investments:
 Beginning of period                                817       (11,439)      587,857      (899,499)      683,314      (640,466)
 End of period                                    5,233           817       862,428       587,857     1,404,656       683,314
                                            -----------   -----------   -----------   -----------   -----------   -----------

  Change in net unrealized appreciation
   (depreciation) of investments                  4,416        12,256       274,571     1,487,356       721,342     1,323,780
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets
  from operations                           $     3,439   $    10,260   $   153,761   $ 1,339,159   $   693,712   $ 1,260,497
                                            ===========   ===========   ===========   ===========   ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                  FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS                FRANKLIN TEMPLETON VARIABLE
                                                 FUNDS VIP, CONTINUED                INSURANCE PRODUCTS TRUST
                                              -------------------------   -----------------------------------------------------
                                                                               SMALL - MID CAP               GLOBAL ASSET
                                                  MID CAP PORTFOLIO       GROWTH SECURITIES FUND(2)        ALLOCATION FUND
                                              -------------------------   -------------------------   -------------------------
                                                 2004          2003           2004         2003          2004           2003
                                              -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
 Dividends and capital gain distributions     $         -   $     4,039   $         -   $         -   $    17,190   $     3,850
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Total investment income                              -         4,039             -             -        17,190         3,850
                                              -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
 Mortality and expense risk                        36,221        20,582        19,890        12,784         6,994         2,574
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Total expenses                                  36,221        20,582        19,890        12,784         6,994         2,574
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income (loss)                   (36,221)      (16,543)      (19,890)      (12,784)       10,196         1,276
                                              -----------   -----------   -----------   -----------   -----------   -----------

Realized gains (losses) on investments:
 Proceeds from sales                              251,544       101,140       119,836        70,574       159,533        18,907
 Cost of investments sold                        (240,585)     (108,874)     (121,445)      (83,536)     (165,900)      (20,141)
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net realized gain (loss) from investment
  transactions                                     10,959        (7,734)       (1,609)      (12,962)       (6,367)       (1,234)
                                              -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation (depreciation)
 of investments:
 Beginning of period                              486,411       (84,916)      223,054      (130,553)       57,757            97
 End of period                                  1,158,753       486,411       393,784       223,054       129,629        57,757
                                              -----------   -----------   -----------   -----------   -----------   -----------

  Change in net unrealized appreciation
   (depreciation) of investments                  672,342       571,327       170,730       353,607        71,872        57,660
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets from
   operations                                 $   647,080   $   547,050   $   149,231   $   327,861   $    75,701   $    57,702
                                              ===========   ===========   ===========   ===========   ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                 FRANKLIN TEMPLETON
                                                 VARIABLE INSURANCE
                                              PRODUCTS TRUST, CONTINUED          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                              -------------------------   -----------------------------------------------------
                                                 DEVELOPING MARKETS              CAPITAL                    CORE SMALL
                                                   SECURITIES FUND              GROWTH FUND               CAP EQUITY FUND
                                              -------------------------   -------------------------   -------------------------
                                                 2004          2003          2004          2003          2004          2003
                                              -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
 Dividends and capital gain distributions     $     8,133   $     1,277   $    46,697   $    13,051   $    10,568   $     2,127
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total investment income                           8,133         1,277        46,697        13,051        10,568         2,127
                                              -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
 Mortality and expense risk                         5,617         1,504        79,719        54,603         2,008           277
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Total expenses                                   5,617         1,504        79,719        54,603         2,008           277
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income (loss)                     2,516          (227)      (33,022)      (41,552)        8,560         1,850
                                              -----------   -----------   -----------   -----------   -----------   -----------

Realized gains (losses) on investments:
 Proceeds from sales                              118,028         9,609       390,454       241,614        18,172         5,882
 Cost of investments sold                        (122,212)       (9,968)     (413,195)     (301,645)      (19,247)       (7,416)
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net realized gain (loss) from investment
   transactions                                    (4,184)         (359)      (22,741)      (60,031)       (1,075)       (1,534)
                                              -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation (depreciation)
 of investments:
 Beginning of period                               50,167        (2,997)      424,365      (587,259)        8,280        (1,030)
 End of period                                    178,962        50,167       963,007       424,365        23,558         8,280
                                              -----------   -----------   -----------   -----------   -----------   -----------

  Change in net unrealized appreciation
   (depreciation) of investments                  128,795        53,164       538,642     1,011,624        15,278         9,310
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets from
   operations                                 $   127,127   $    52,578   $   482,879   $   910,041   $    22,763   $     9,626
                                              ===========   ===========   ===========   ===========   ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                               GOLDMAN SACHS VARIABLE
                                              INSURANCE TRUST,CONTINUED                   JANUS ASPEN SERIES
                                              -------------------------   -----------------------------------------------------
                                                                                  MID CAP
                                                                              GROWTH PORTFOLIO             BALANCED PORTFOLIO
                                                  MID CAP VALUE FUND          (SERVICE SHARES)(3)          (SERVICE SHARES)
                                              -------------------------   -------------------------   -------------------------
                                                 2004           2003          2004          2003          2004          2003
                                              -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
 Dividends and capital gain distributions     $   580,563   $    80,009   $         -   $         -   $    54,300   $    33,417
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total investment income                         580,563        80,009             -             -        54,300        33,417
                                              -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
 Mortality and expense risk                        68,766        44,551        11,848         9,510        29,282        21,025
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total expenses                                   68,766        44,551        11,848         9,510        29,282        21,025
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net investment income (loss)                    511,797        35,458       (11,848)       (9,510)       25,018        12,392
                                              -----------   -----------   -----------   -----------   -----------   -----------

Realized gains (losses) on investments:
 Proceeds from sales                              383,926       225,488       144,681        94,954       272,392       407,592
 Cost of investments sold                        (363,091)     (242,994)     (146,865)     (128,670)     (274,553)     (423,057)
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net realized gain (loss) from investment
    transactions                                   20,835       (17,506)       (2,184)      (33,716)       (2,161)      (15,465)
                                              -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation (depreciation)
    of investments:
 Beginning of period                              696,437      (172,588)       58,517      (196,732)      167,251       (56,463)
 End of period                                  1,356,375       696,437       231,002        58,517       310,958       167,251
                                              -----------   -----------   -----------   -----------   -----------   -----------

  Change in net unrealized appreciation
    (depreciation) of investments                 659,938       869,025       172,485       255,249       143,707       223,714
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets from
    operations                                $ 1,192,570   $   886,977   $   158,453   $   212,023   $   166,564   $   220,641
                                              ===========   ===========   ===========   ===========   ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                 JANUS ASPEN SERIES,
                                                      CONTINUED                      PIMCO VARIABLE INSURANCE TRUST
                                              -------------------------   -----------------------------------------------------
                                                                                  FOREIGN
                                                  FORTY PORTFOLIO             BOND PORTFOLIO                     LOW
                                              (INSTITUTIONAL SHARES)(4)   (U.S. DOLLAR HEDGED) (5)       DURATION PORTFOLIO
                                              -------------------------   -------------------------   -------------------------
                                                 2004           2003          2004          2003          2004         2003
                                              -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
 Dividends and capital gain distributions     $    31,270   $    49,315   $   170,221   $    76,149   $    99,850   $   108,143
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total investment income                          31,270        49,315       170,221        76,149        99,850       108,143
                                              -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
 Mortality and expense risk                       161,236       133,254        50,519        38,530        84,588        75,426
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total expenses                                  161,236       133,254        50,519        38,530        84,588        75,426
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net investment income (loss)                   (129,966)      (83,939)      119,702        37,619        15,262        32,717
                                              -----------   -----------   -----------   -----------   -----------   -----------

Realized gains (losses) on investments:
 Proceeds from sales                            1,113,802     1,037,530       347,188       242,888       655,157       564,458
 Cost of investments sold                      (1,346,681)   (1,529,380)     (352,846)     (248,372)     (654,607)     (567,183)
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net realized gain (loss) from investment
   transactions                                  (232,879)     (491,850)       (5,658)       (5,484)          550        (2,725)
                                              -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation (depreciation)
   of investments:
 Beginning of period                             (355,440)   (2,772,512)       62,225        82,544       142,095       123,190
 End of period                                  1,965,647      (355,440)      111,062        62,225       158,784       142,095
                                              -----------   -----------   -----------   -----------   -----------   -----------

  Change in net unrealized appreciation
   (depreciation) of investments                2,321,087     2,417,072        48,837       (20,319)       16,689        18,905
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets from
   operations                                 $ 1,958,242   $ 1,841,283   $   162,881   $    11,816   $    32,501   $    48,897
                                              ===========   ===========   ===========   ===========   ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                        SCUDDER VARIABLE SERIES I
                                              ---------------------------------------------------------------------------------
                                                                                  GLOBAL                       GROWTH AND
                                                   BOND PORTFOLIO            DISCOVERY PORTFOLIO           INCOME PORTFOLIO
                                              -------------------------   -------------------------   -------------------------
                                                 2004          2003           2004         2003           2004         2003
                                              -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
 Dividends and capital gain distributions     $   194,398   $   176,292   $     7,917   $     1,819   $    37,472   $    43,222
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total investment income                         194,398       176,292         7,917         1,819        37,472        43,222
                                              -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
 Mortality and expense risk                        67,811        58,948        41,370        25,415        62,218        54,622
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total expenses                                   67,811        58,948        41,370        25,415        62,218        54,622
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net investment income (loss)                    126,587       117,344       (33,453)      (23,596)      (24,746)      (11,400)
                                              -----------   -----------   -----------   -----------   -----------   -----------

Realized gains (losses) on investments:
 Proceeds from sales                              492,432       473,881       296,577       178,871       520,502       472,632
 Cost of investments sold                        (502,575)     (482,949)     (292,633)     (191,375)     (619,272)     (678,611)
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net realized gain (loss) from investment
     transactions                                 (10,143)       (9,068)        3,944       (12,504)      (98,770)     (205,979)
                                              -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation (depreciation)
    of investments:
 Beginning of period                              159,528       111,318       661,917      (181,521)     (399,697)   (1,561,763)
 End of period                                    245,106       159,528     1,353,111       661,917       124,107      (399,697)
                                              -----------   -----------   -----------   -----------   -----------   -----------

  Change in net unrealized appreciation
   (depreciation) of investments                   85,578        48,210       691,194       843,438       523,804     1,162,066
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets
    from operations                           $   202,022   $   156,486   $   661,685   $   807,338   $   400,288   $   944,687
                                              ===========   ===========   ===========   ===========   ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                            SCUDDER VARIABLE
                                                         SCUDDER VARIABLE SERIES I, CONTINUED                  SERIES II
                                               -----------------------------------------------------    -------------------------
                                                     INTERNATIONAL                  MONEY                 GOVERNMENT & AGENCY
                                                       PORTFOLIO                MARKET PORTFOLIO         SECURITIES PORTFOLIO (6)
                                               -------------------------   -------------------------    -------------------------
                                                   2004         2003           2004         2003            2004         2003
                                               -----------   -----------   -----------   -----------    -----------   -----------
Investment income:
  Dividends and capital gain distributions     $    70,658   $    30,944   $    12,551   $    13,620    $   230,140   $   279,516
                                               -----------   -----------   -----------   -----------    -----------   -----------
    Total investment income                         70,658        30,944        12,551        13,620        230,140       279,516
                                               -----------   -----------   -----------   -----------    -----------   -----------

Expenses:
  Mortality and expense risk                        73,536        53,893        18,339        21,024         78,651        84,530
                                               -----------   -----------   -----------   -----------    -----------   -----------
    Total expenses                                  73,536        53,893        18,339        21,024         78,651        84,530
                                               -----------   -----------   -----------   -----------    -----------   -----------
    Net investment income (loss)                    (2,878)      (22,949)       (5,788)       (7,404)       151,489       194,986
                                               -----------   -----------   -----------   -----------    -----------   -----------

Realized gains (losses) on investments:
  Proceeds from sales                              418,295       300,022       804,605       486,638      1,116,320     1,078,047
  Cost of investments sold                        (468,763)     (480,270)     (804,605)     (486,638)    (1,129,678)   (1,106,188)
                                               -----------   -----------   -----------   -----------    -----------   -----------

    Net realized gain (loss) from
      investment transactions                      (50,468)     (180,248)            -             -        (13,358)      (28,141)
                                               -----------   -----------   -----------   -----------    -----------   -----------

Net unrealized appreciation (depreciation)
 of investments:
  Beginning of period                              395,515      (878,701)            -             -        228,506       336,655
  End of period                                  1,279,855       395,515             -             -        230,444       228,506
                                               -----------   -----------   -----------   -----------    -----------   -----------

    Change in net unrealized appreciation
      (depreciation) of investments                884,340     1,274,216             -             -          1,938      (108,149)
                                               -----------   -----------   -----------   -----------    -----------   -----------

    Net increase (decrease) in net
      assets from operations                   $   830,994   $ 1,071,019   $    (5,788)   $   (7,404)   $   140,069   $    58,696
                                               ===========   ===========   ===========   ===========    ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                     SCUDDER VARIABLE SERIES II, CONTINUED
                                                --------------------------------------------------------------------------------
                                                       HIGH INCOME                  SMALL CAP             DREMAN HIGH RETURN
                                                        PORTFOLIO                GROWTH PORTFOLIO          EQUITY PORTFOLIO
                                                -------------------------   -------------------------  -------------------------
                                                    2004         2003           2004         2003          2004         2003
                                                -----------   -----------   -----------   -----------  -----------   -----------
Investment income:
  Dividends and capital gain distributions      $   274,291   $   205,999   $         -   $         -  $   245,905   $   224,769
                                                -----------   -----------   -----------   -----------  -----------   -----------

    Total investment income                         274,291       205,999             -             -      245,905       224,769
                                                -----------   -----------   -----------   -----------  -----------   -----------

Expenses:
  Mortality and expense risk                         52,010        36,292         6,356         5,230      199,668       149,917
                                                -----------   -----------   -----------   -----------  -----------   -----------

    Total expenses                                   52,010        36,292         6,356         5,230      199,668       149,917
                                                -----------   -----------   -----------   -----------  -----------   -----------

    Net investment income (loss)                    222,281       169,707        (6,356)       (5,230)      46,237        74,852
                                                -----------   -----------   -----------   -----------  -----------   -----------

Realized gains (losses) on investments:
  Proceeds from sales                               315,002       320,678       114,320        37,364    1,053,191       912,450
  Cost of investments sold                          326,846)     (341,195)     (146,985)      (62,309)  (1,022,166)   (1,082,925)
                                                -----------   -----------   -----------   -----------  -----------   -----------

     Net realized gain (loss) from
       investment transactions                      (11,844)      (20,517)      (32,665)      (24,945)      31,025      (170,475)
                                                -----------   -----------   -----------   -----------  -----------   -----------

Net unrealized appreciation (depreciation)
 of investments:
  Beginning of period                               340,868       (74,175)      (43,823)     (180,054)   1,630,246    (1,728,045)
  End of period                                     560,730       340,868        37,790       (43,823)   3,433,569     1,630,246
                                                -----------   -----------   -----------   -----------  -----------   -----------

    Change in net unrealized appreciation
     (depreciation) of investments                  219,862       415,043        81,613       136,231    1,803,323     3,358,291
                                                -----------   -----------   -----------   -----------  -----------   -----------

    Net increase (decrease) in net assets
      from operations                           $   430,299   $   564,233   $    42,592   $   106,056  $ 1,880,585   $ 3,262,668
                                                ===========   ===========   ===========   ===========  ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                         WM VARIABLE TRUST - EQUITY FUNDS
                                                ----------------------------------------------------------------------------------
                                                          EQUITY                     MID CAP                     SMALL CAP
                                                        INCOME FUND                 STOCK FUND                 GROWTH FUND (7)
                                                -------------------------   -------------------------    -------------------------
                                                    2004         2003           2004         2003            2004         2003
                                                -----------   -----------   -----------   -----------    -----------   -----------
Investment income:
  Dividends and capital gain distributions      $    46,091   $    35,290   $    34,186   $     2,144    $         -   $         -
                                                -----------   -----------   -----------   -----------    -----------   -----------

    Total investment income                          46,091        35,290        34,186         2,144              -             -
                                                -----------   -----------   -----------   -----------    -----------   -----------

Expenses:
  Mortality and expense risk                         38,585        17,092        25,773        16,915         17,606        10,872
                                                -----------   -----------   -----------   -----------    -----------   -----------

    Total expenses                                   38,585        17,092        25,773        16,915         17,606        10,872
                                                -----------   -----------   -----------   -----------    -----------   -----------

    Net investment income (loss)                      7,506        18,198         8,413       (14,771)       (17,606)      (10,872)
                                                -----------   -----------   -----------   -----------    -----------   -----------

Realized gains (losses) on investments:
  Proceeds from sales                               371,109        97,656       112,725        74,816        193,768       149,589
  Cost of investments sold                         (369,999)     (106,833)     (112,606)      (81,551)      (208,465)     (215,196)
                                                -----------   -----------   -----------   -----------    -----------   -----------

    Net realized gain (loss) from
       investment transactions                        1,110        (9,177)          119        (6,735)       (14,697)      (65,607)
                                                -----------   -----------   -----------   -----------    -----------   -----------

Net unrealized appreciation (depreciation)
 of investments:
  Beginning of period                               270,852       (71,913)      273,886       (60,358)       285,412      (221,737)
  End of period                                     826,158       270,852       530,146       273,886        424,145       285,412
                                                -----------   -----------   -----------   -----------    -----------   -----------

    Change in net unrealized appreciation
     (depreciation) of investments                  555,306       342,765       256,260       334,244        138,733       507,149
                                                -----------   -----------   -----------   -----------    -----------   -----------

    Net increase (decrease) in net assets
      from operations                           $   563,922   $   351,786   $   264,792   $   312,738    $   106,430   $   430,670
                                                ===========   ===========   ===========   ===========    ===========   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                            WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                               ------------------------------------------------------------------------------
                                                        BALANCED                CONSERVATIVE               CONSERVATIVE
                                                        PORTFOLIO            BALANCED PORTFOLIO          GROWTH PORTFOLIO
                                               -------------------------  ------------------------  -------------------------
                                                   2004         2003          2004         2003         2004         2003
                                               ------------  -----------  -----------  -----------  -----------  ------------
Investment income:
  Dividends and capital gain distributions     $    302,489  $   109,290  $    67,337  $    20,263  $   175,099  $    74,260
                                               ------------  -----------  -----------  -----------  -----------  ------------

    Total investment income                         302,489      109,290       67,337       20,263      175,099       74,260
                                               ------------  -----------  -----------  -----------  -----------  ------------

Expenses:
  Mortality and expense risk                        225,794       69,101       43,127       14,166      179,009       55,028
                                               ------------  -----------  -----------  -----------  -----------  ------------

    Total expenses                                  225,794       69,101       43,127       14,166      179,009       55,028
                                               ------------  -----------  -----------  -----------  -----------  ------------

    Net investment income (loss)                     76,695       40,189       24,210        6,097       (3,910)      19,232
                                               ------------  -----------  -----------  -----------  -----------  ------------

Realized gains (losses) on investments:
  Proceeds from sales                             1,229,071      394,171      471,958      379,402    1,210,569      114,633
  Cost of investments sold                       (1,246,232)    (401,416)    (475,746)    (378,386)  (1,259,552)    (114,220)
                                               ------------  -----------  -----------  -----------  -----------  ------------

    Net realized gain (loss) from investment
     transactions                                   (17,161)      (7,245)      (3,788)       1,016      (48,983)         413
                                               ------------  -----------  -----------  -----------  -----------  ------------

Net unrealized appreciation (depreciation) of
 investments:
  Beginning of period                             1,152,331        5,541      170,407        1,494    1,098,575        2,798
  End of period                                   2,820,243    1,152,331      407,739      170,407    2,580,350    1,098,575
                                               ------------  -----------  -----------  -----------  -----------  ------------

    Change in net unrealized appreciation
     (depreciation) of investments                1,667,912    1,146,790      237,332      168,913    1,481,775    1,095,777
                                               ------------  -----------  -----------  -----------  -----------  ------------

    Net increase (decrease) in net assets
     from operations                           $  1,727,446  $ 1,179,734  $   257,754  $   176,026  $ 1,428,882  $ 1,115,422
                                               ============  ===========  ===========  ===========  ===========  ============

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                          WM VARIABLE TRUST - STRATEGIC
                                                                     ASSET MANAGEMENT PORTFOLIOS, CONTINUED
                                                            -------------------------------------------------------
                                                                     FLEXIBLE                    STRATEGIC
                                                                 INCOME PORTFOLIO             GROWTH PORTFOLIO
                                                            --------------------------   --------------------------
                                                                2004          2003          2004           2003
                                                            ------------   -----------   ------------   -----------
Investment income:
  Dividends and capital gain distributions                  $    111,900   $    13,912   $     55,213   $    16,395
                                                            ------------   -----------   ------------   -----------

    Total investment income                                      111,900        13,912         55,213        16,395
                                                            ------------   -----------   ------------   -----------

Expenses:
  Mortality and expense risk                                      40,770         7,888        121,466        25,818
                                                            ------------   -----------   ------------   -----------

    Total expenses                                                40,770         7,888        121,466        25,818
                                                            ------------   -----------   ------------   -----------

    Net investment income (loss)                                  71,130         6,024        (66,253)       (9,423)
                                                            ------------   -----------   ------------   -----------

Realized gains (losses) on investments:
  Proceeds from sales                                            300,075        77,827        467,762       105,007
  Cost of investments sold                                      (310,965)      (77,662)      (481,880)     (106,393)
                                                            ------------   -----------   ------------   -----------

    Net realized gain (loss) from investment transactions        (10,890)          165        (14,118)       (1,386)
                                                            ------------   -----------   ------------   -----------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                             77,101         6,307        637,949          (279)
  End of period                                                  181,701        77,101      1,902,031       637,949
                                                            ------------   -----------   ------------   -----------

    Change in net unrealized appreciation (depreciation)
     of investments                                              104,600        70,794      1,264,082       638,228
                                                            ------------   -----------   ------------   -----------

    Net increase (decrease) in net assets from operations   $    164,840   $    76,983   $  1,183,711   $   627,419
                                                            ============   ===========   ============   ===========

(1)Formerly named Dreyfus Small Cap Portfolio
(2)Formerly named Franklin Small Cap Fund
(3)Formerly named Janus Aggressive Growth Portfolio
(4)Formerly named Janus Capital Appreciation Portfolio
(5)Formerly named PIMCO Foreign Bond Portfolio
(6)Formerly named Scudder Government Securities Portfolio
(7)Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                           CALVERT
                                                    VARIABLE SERIES, INC.           DREYFUS VARIABLE INVESTMENT FUND
                                                   -----------------------   -------------------------------------------------
                                                       SOCIAL SMALL CAP           DEVELOPING                  QUALITY
                                                       GROWTH PORTFOLIO       LEADERS PORTFOLIO (1)        BOND PORTFOLIO
                                                   -----------------------   -----------------------   -----------------------
                                                      2004         2003         2004         2003         2004         2003
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                   $   (4,485)  $      635   $  (33,839)  $  (23,747)  $   78,169   $  122,425
    Net realized gain (loss) from investment
      transactio                                       (2,805)     (12,943)       3,612      (19,162)     (20,741)      (8,809)
    Change in net unrealized appreciation
      (depreciation) of investments                    35,891       76,347      277,253      548,296       (3,722)     (42,861)
                                                   ----------   ----------   ----------   ----------   ----------   ----------

    Net increase (decrease) in net assets
      resulting from operations                        28,601       64,039      247,026      505,387       53,706       70,755
                                                   ----------   ----------   ----------   ----------   ----------   ----------

  From contract transactions:
    Payments received from contract owners             18,029       26,115      154,848      252,190      213,821      393,317
    Transfers for contract benefits and
      terminations                                    (29,065)      (8,706)    (224,645)    (117,133)    (284,347)    (233,011)
    Contract maintenance charges                         (382)        (358)      (2,120)      (1,739)      (1,875)      (1,598)
    Transfers between subaccounts (including
      fixed acco                                      122,774       31,371      233,381      480,521      242,088      826,592
                                                   ----------   ----------   ----------   ----------   ----------   ----------

    Net increase (decrease) in net assets from
      contract transactions                           111,356       48,422      161,464      613,839      169,687      985,300
                                                   ----------   ----------   ----------   ----------   ----------   ----------

    Total increase (decrease) in net assets           139,957      112,461      408,490    1,119,226      223,393    1,056,055

Net assets at beginning of period                     264,605      152,144    2,419,431    1,300,205    2,909,808    1,853,753
                                                   ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD                        $  404,562   $  264,605   $2,827,921   $2,419,431   $3,133,201   $2,909,808
                                                   ==========   ==========   ==========   ==========   ==========   ==========

Analysis of increase (decrease) in units outstanding:

    Units sold                                         15,001        8,712       51,520       96,236       59,883      148,655
    Units redeemed                                     (5,627)      (3,842)     (35,429)     (22,776)     (44,639)     (60,081)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
    Increase (decrease) in units outstanding            9,374        4,870       16,091       73,460       15,244       88,574

Beginning units                                        23,380       18,510      242,234      168,774      259,835      171,261
                                                   ----------   ----------   ----------   ----------   ----------   ----------
ENDING UNITS                                           32,754       23,380      258,325      242,234      275,079      259,835
                                                   ==========   ==========   ==========   ==========   ==========   ==========

------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

    The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003




                                                         DREYFUS
                                                   SOCIALLY RESPONSIBLE
                                                     GROWTH FUND, INC.          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
                                                -------------------------   -----------------------------------------------------
                                                   SOCIALLY RESPONSIBLE
                                                       GROWTH FUND              GROWTH PORTFOLIO           INDEX 500 PORTFOLIO
                                                -------------------------   -------------------------   -------------------------
                                                   2004          2003          2004          2003          2004           2003
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                $      (880)  $      (563)  $   (82,647)  $   (53,911)  $   (10,645)  $    (8,562)
    Net realized gain (loss) from investment
      transactions                                      (97)       (1,433)      (38,163)      (94,286)      (16,985)      (54,721)
    Change in net unrealized appreciation
      (depreciation) of investments                   4,416        12,256       274,571     1,487,356       721,342     1,323,780
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations                       3,439        10,260       153,761     1,339,159       693,712     1,260,497
                                                -----------   -----------   -----------   -----------   -----------   -----------

  From contract transactions:
    Payments received from contract owners           11,765         5,299     1,040,014       766,141       693,513       765,312
    Transfers for contract benefits and
      terminations                                        -             -      (444,871)     (319,203)     (438,725)     (298,362)
    Contract maintenance charges                        (79)          (70)       (5,219)       (4,262)       (5,209)       (3,656)
    Transfers between subaccounts (including
      fixed account), net                             7,261        12,725     1,426,997       865,782       867,541     1,568,869

    Net increase (decrease) in net assets from
      contract transactions                          18,947        17,954     2,016,921     1,308,458     1,117,120     2,032,163
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Total increase (decrease) in net assets          22,386        28,214     2,170,682     2,647,617     1,810,832     3,292,660

Net assets at beginning of period                    65,265        37,051     6,001,979     3,354,362     6,684,698     3,392,038
                                                -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                     $    87,651   $    65,265   $ 8,172,661   $ 6,001,979   $ 8,495,530   $ 6,684,698
                                                ===========   ===========   ===========   ===========   ===========   ===========

Analysis of increase (decrease) in units outstanding:

  Units sold                                          2,560         3,247       335,845       283,831       244,444       325,433
  Units redeemed                                        (40)         (617)      (83,461)      (82,150)     (121,107)      (57,069)
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Increase (decrease) in units outstanding          2,520         2,630       252,384       201,681       123,337       268,364

Beginning units                                       8,898         6,268       753,540       551,859       750,683       482,319
                                                -----------   -----------   -----------   -----------   -----------   -----------

ENDING UNITS                                         11,418         8,898     1,005,924       753,540       874,020       750,683
                                                ===========   ===========   ===========   ===========   ===========   ===========


------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

    The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                    FIDELITY VARIABLE
                                                    INSURANCE PRODUCTS                   FRANKLIN TEMPLETON VARIABLE
                                                   FUNDS VIP, CONTINUED                   INSURANCE PRODUCTS TRUST
                                                -------------------------   -----------------------------------------------------
                                                                                SMALL - MID CAP               GLOBAL ASSET
                                                    MID CAP PORTFOLIO       GROWTH SECURITIES FUND(2)        ALLOCATION FUND
                                                -------------------------   -------------------------   -------------------------
                                                   2004           2003         2004          2003          2004          2003
                                                -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                $   (36,221)  $   (16,543)  $   (19,890)  $   (12,784)  $    10,196   $     1,276
    Net realized gain (loss) from investment
      transactions                                   10,959        (7,734)       (1,609)      (12,962)       (6,367)       (1,234)
    Change in net unrealized appreciation
      (depreciation) of investments                 672,342       571,327       170,730       353,607        71,872        57,660
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations                     647,080       547,050       149,231       327,861        75,701        57,702
                                                -----------   -----------   -----------   -----------   -----------   -----------

  From contract transactions:
    Payments received from contract owners          182,482       213,846       127,920       207,526        29,672        11,662
    Transfers for contract benefits and
      terminations                                 (199,474)      (81,229)     (106,787)      (58,154)      (54,133)      (18,603)
    Contract maintenance charges                     (1,843)       (1,282)       (1,391)         (943)         (152)          (93)
    Transfers between subaccounts (including
      fixed account), net                           792,716       421,318       162,928       257,408       236,126       186,242
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets from
      contract transactions                         773,881       552,653       182,670       405,837       211,513       179,208
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Total increase (decrease) in net assets       1,420,961     1,099,703       331,901       733,698       287,214       236,910

Net assets at beginning of period                 2,247,725     1,148,022     1,342,375       608,677       372,079       135,169
                                                -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                     $ 3,668,686   $ 2,247,725   $ 1,674,276   $ 1,342,375   $   659,293   $   372,079
                                                ===========   ===========   ===========   ===========   ===========   ===========

Analysis of increase (decrease) in units
  outstanding:
  Units sold                                         82,926        71,447        38,745        74,241        33,609        19,428
  Units redeemed                                    (24,778)      (17,481)      (18,757)      (16,337)      (15,547)       (2,075)
                                                -----------   -----------   -----------   -----------   -----------   -----------

    Increase (decrease) in units outstanding         58,148        53,966        19,988        57,904        18,062        17,353

Beginning units                                     178,938       124,972       150,004        92,100        32,958        15,605
                                                -----------   -----------   -----------   -----------   -----------   -----------

ENDING UNITS                                        237,086       178,938       169,992       150,004        51,020        32,958
                                                ===========   ===========   ===========   ===========   ===========   ===========



------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

    The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                    FRANKLIN TEMPLETON
                                                                    VARIABLE INSURANCE
                                                               PRODUCTS TRUST, CONTINUED  GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                               ------------------------- -------------------------------------------
                                                                     DEVELOPING MARKETS       CAPITAL               CORE SMALL
                                                                       SECURITIES FUND      GROWTH FUND           CAP EQUITY FUND
                                                               ------------------------- -------------------------------------------
                                                                    2004        2003        2004        2003        2004      2003
                                                               ------------- ----------- ----------- ----------- ---------- --------
Increase (decrease) in net assets:
  From operations:
   Net investment income (loss)                                   $  2,516   $   (227)  $  (33,022) $  (41,552) $   8,560  $ 1,850
   Net realized gain (loss) from investment transactions            (4,184)      (359)     (22,741)    (60,031)    (1,075)  (1,534)
   Change in net unrealized appreciation (depreciation) of
     investments                                                   128,795     53,164      538,642   1,011,624     15,278    9,310
                                                                  --------   --------   ----------  ----------  ---------  -------
   Net increase (decrease) in net assets resulting from
     operations                                                    127,127     52,578      482,879     910,041     22,763    9,626
                                                                  --------   --------   ----------  ----------  ---------  -------
From contract transactions:
   Payments received from contract owners                          129,973      3,406      512,247     814,390     19,232      180
   Transfers for contract benefits and terminations                (33,931)    (4,027)    (426,935)   (286,830)    (3,497)       -
   Contract maintenance charges                                       (222)      (174)      (4,684)     (3,525)       (58)     (39)
   Transfers between subaccounts (including fixed account), net    342,414     41,925      961,996   1,017,497    122,224   47,149
                                                                  --------   --------   ----------  ----------  ---------  -------
   Net increase (decrease) in net assets from contract
     transactions                                                  438,234     41,130    1,042,624   1,541,532    137,901   47,290
                                                                  --------   --------   ----------  ----------  ---------  -------

   Total increase (decrease) in net assets                         565,361     93,708    1,525,503   2,451,573    160,664   56,916

Net assets at beginning of period                                  188,382     94,674    5,380,818   2,929,245     68,907   11,991
                                                                  --------   --------   ----------  ----------  ---------  -------

NET ASSETS AT END OF PERIOD                                       $753,743   $188,382   $6,906,321  $5,380,818  $ 229,571  $68,907
                                                                  ========   ========   ==========  ==========  =========  =======

Analysis of increase (decrease) in units outstanding:
 Units sold                                                         59,668      5,899      202,952     281,523     11,865    4,824
 Units redeemed                                                    (14,564)    (1,067)     (76,680)    (60,410)    (1,319)    (671)
                                                                  --------   --------   ----------  ----------  ---------  -------

   Increase (decrease) in units outstanding                         45,104      4,832      126,272     221,113     10,546    4,153

Beginning units                                                     20,092     15,260      659,374     438,261      5,547    1,394
                                                                  --------   --------   ----------  ----------  ---------  -------

ENDING UNITS                                                        65,196     20,092      785,646     659,374     16,093    5,547
                                                                  ========   ========   ==========  ==========  =========  =======


------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

    The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                             GOLDMAN SACHS VARIABLE
                                                           INSURANCE TRUST, CONTINUED               JANUS ASPEN SERIES
                                                           --------------------------  ---------------------------------------------
                                                                                             MID CAP
                                                                                         GROWTH PORTFOLIO     BALANCED PORTFOLIO
                                                               MID CAP VALUE FUND      (SERVICE SHARES) (3)    (SERVICE SHARES)
                                                           --------------------------  -------------------- ------------------------
                                                                2004         2003         2004       2003      2004         2003
                                                           ------------- ------------  ---------- --------- ----------- ------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                             $  511,797  $    35,458   $ (11,848) $ (9,510) $   25,018  $    12,392
    Net realized gain (loss) from investment transactions        20,835      (17,506)     (2,184)  (33,716)     (2,161)     (15,465)
    Change in net unrealized appreciation (depreciation)
      of investments                                            659,938      869,025     172,485   255,249     143,707      223,714
                                                             ----------  -----------   ---------  --------  ----------  -----------
    Net increase (decrease) in net assets resulting from
      operations                                              1,192,570      886,977     158,453   212,023     166,564      220,641
                                                             ----------  -----------   ---------  --------  ----------  -----------
  From contract transactions:
    Payments received from contract owners                      381,588      493,681      46,089    74,473      95,410      517,487
    Transfers for contract benefits and terminations           (388,702)    (224,503)   (107,648)  (64,970)   (161,512)     (46,543)
    Contract maintenance charges                                 (4,287)      (3,434)     (1,066)     (955)     (1,015)        (735)
    Transfers between subaccounts (including fixed
      account), net                                             834,156      713,430      54,361   (11,655)    415,507      275,129
                                                             ----------  -----------   ---------  --------  ----------  -----------
    Net increase (decrease) in net assets from contract
      transactions                                              822,755      979,174      (8,264)   (3,107)    348,390      745,338
                                                             ----------  -----------   ---------  --------  ----------  -----------
    Total increase (decrease) in net assets                   2,015,325    1,866,151     150,189   208,916     514,954      965,979
                                                             ----------  -----------   ---------  --------  ----------  -----------
Net assets at beginning of period                             4,443,686    2,577,535     848,654   639,738   2,081,021    1,115,042
                                                             ----------  -----------   ---------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD                                  $6,459,011  $ 4,443,686   $ 998,843  $848,654  $2,595,975  $ 2,081,021
                                                             ==========  ===========   =========  ========  ==========  ===========

Analysis of increase (decrease) in units outstanding:
  Units sold                                                    106,735      128,800      19,855    15,745      62,029      128,644
  Units redeemed                                                (47,489)     (35,896)    (21,103)  (16,077)    (27,379)     (46,085)
                                                             ----------  -----------   ---------  --------  ----------  -----------
    Increase (decrease) in units outstanding                     59,246       92,904      (1,248)     (332)     34,650       82,559

Beginning units                                                 350,327      257,423     116,618   116,950     207,898      125,339
                                                             ----------  -----------   ---------  --------  ----------  -----------
ENDING UNITS                                                    409,573      350,327     115,370   116,618     242,548      207,898
                                                             ==========  ===========   =========  ========  ==========  ===========


------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

    The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                             JANUS ASPEN SERIES,
                                                                  CONTINUED                  PIMCO VARIABLE INSURANCE TRUST
                                                          ------------------------- ------------------------------------------------
                                                                                          FOREIGN
                                                              FORTY PORTFOLIO          BOND PORTFOLIO                 LOW
                                                          (INSTITUTIONAL SHARES)(4) (U.S. DOLLAR HEDGED)(5)    DURATION PORTFOLIO
                                                          ------------------------- ----------------------- ------------------------
                                                              2004         2003        2004        2003        2004         2003
                                                          ------------ ------------ ----------- ----------- ----------- ------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                          $  (129,966) $   (83,939) $  119,702  $   37,619  $   15,262  $    32,717
    Net realized gain (loss) from investment transactions    (232,879)    (491,850)     (5,658)     (5,484)        550       (2,725)
    Change in net unrealized appreciation (depreciation)
      of investments                                        2,321,087    2,417,072      48,837     (20,319)     16,689       18,905
                                                          -----------  -----------  ----------  ----------  ----------  -----------
    Net increase (decrease) in net assets resulting from
      operations                                            1,958,242    1,841,283     162,881      11,816      32,501       48,897
                                                          -----------  -----------  ----------  ----------  ----------  -----------
  From contract transactions:
    Payments received from contract owners                    538,093    1,229,610     338,682     545,728     393,530      728,884
    Transfers for contract benefits and terminations         (827,232)    (617,514)   (287,279)   (252,478)   (494,693)    (428,078)
    Contract maintenance charges                              (12,469)     (12,615)     (2,405)     (1,893)     (3,916)      (3,821)
    Transfers between subaccounts (including fixed
      account), net                                            91,785      470,232     654,449     955,628     603,212      884,877
                                                          -----------  -----------  ----------  ----------  ----------  -----------
    Net increase (decrease) in net assets from contract
      transactions                                           (209,823)   1,069,713     703,447   1,246,985     498,133    1,181,862
                                                          -----------  -----------  ----------  ----------  ----------  -----------
    Total increase (decrease) in net assets                 1,748,419    2,910,996     866,328   1,258,801     530,634    1,230,759
Net assets at beginning of period                          11,827,748    8,916,752   3,425,930   2,167,129   6,183,997    4,953,238
                                                          -----------  -----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF PERIOD                               $13,576,167  $11,827,748  $4,292,258  $3,425,930  $6,714,631  $ 6,183,997
                                                          ===========  ===========  ==========  ==========  ==========  ===========

Analysis of increase (decrease) in units outstanding:
  Units sold                                                  224,366      539,783     101,368     136,295     117,185      165,776
  Units redeemed                                             (262,048)    (306,384)    (44,038)    (33,522)    (75,773)     (66,919)
                                                          -----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease) in units outstanding                  (37,682)     233,399      57,330     102,773      41,412       98,857
                                                          -----------  -----------  ----------  ----------  ----------  -----------
Beginning units                                             2,259,340    2,025,941     284,164     181,391     517,872      419,015
                                                          -----------  -----------  ----------  ----------  ----------  -----------
ENDING UNITS                                                2,221,658    2,259,340     341,494     284,164     559,284      517,872
                                                          ===========  ===========  ==========  ==========  ==========  ===========

------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

    The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                           SCUDDER VARIABLE SERIES I
                                                  ---------------------------------------------------------------------------
                                                                                  GLOBAL                   GROWTH AND
                                                      BOND PORTFOLIO         DISCOVERY PORTFOLIO        INCOME PORTFOLIO
                                                  -----------------------   -----------------------   -----------------------
                                                     2004         2003         2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                    $  126,587   $  117,344   $  (33,453)  $  (23,596)  $  (24,746)  $  (11,400)
  Net realized gain (loss) from investment
   transactions                                      (10,143)      (9,068)       3,944      (12,504)     (98,770)    (205,979)
  Change in net unrealized appreciation
   (depreciation) of investments                      85,578       48,210      691,194      843,438      523,804    1,162,066
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) in net assets
   resulting from operations                         202,022      156,486      661,685      807,338      400,288      944,687
                                                  ----------   ----------   ----------   ----------   ----------   ----------

 From contract transactions:
  Payments received from contract owners             306,775      638,414      234,280      378,621      171,167      133,788
  Transfers for contract benefits and
   terminations                                     (422,901)    (362,555)    (211,887)    (123,118)    (260,190)    (199,006)
  Contract maintenance charges                        (3,165)      (2,912)      (2,409)      (1,665)      (5,413)      (6,013)
  Transfers between subaccounts
   (including fixed account), net                    784,788      622,848      373,584      383,100      (50,856)     (98,680)
                                                  ----------   ----------   ----------   ----------   ----------   ----------

  Net increase (decrease) in net assets
   from contract transactions                        665,497      895,795      393,568      636,938     (145,292)    (169,911)
                                                  ----------   ----------   ----------   ----------   ----------   ----------

  Total increase (decrease) in net assets            867,519    1,052,281    1,055,253    1,444,276      254,996      774,776

Net assets at beginning of period                  4,854,330    3,802,049    2,703,398    1,259,122    4,746,923    3,972,147
                                                  ----------   ----------   ----------   ----------   ----------   ----------

NET ASSETS AT END OF PERIOD                       $5,721,849   $4,854,330   $3,758,651   $2,703,398   $5,001,919   $4,746,923
                                                  ==========   ==========   ==========   ==========   ==========   ==========

Analysis of increase (decrease) in
 units outstanding:
 Units sold                                          103,880      127,296       80,707      123,505       49,547       46,324
 Units redeemed                                      (51,890)     (53,765)     (41,731)     (36,792)     (68,435)     (74,943)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Increase (decrease) in units outstanding            51,990       73,531       38,976       86,713      (18,888)     (28,619)
Beginning units                                      391,779      318,248      275,496      188,783      607,789      636,408
                                                  ----------   ----------   ----------   ----------   ----------   ----------
ENDING UNITS                                         443,769      391,779      314,472      275,496      588,901      607,789
                                                  ==========   ==========   ==========   ==========   ==========   ==========


------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                         SCUDDER VARIABLE SERIES I, CONTINUED            SCUDDER VARIABLE SERIES II
                                                    ---------------------------------------------------  ---------------------------
                                                          INTERNATIONAL                  MONEY               GOVERNMENT & AGENCY
                                                            PORTFOLIO              MARKET PORTFOLIO        SECURITIES PORTFOLIO (6)
                                                    ------------------------   ------------------------  ---------------------------
                                                       2004          2003         2004          2003         2004           2003
                                                    ----------    ----------   ----------    ----------  ------------    -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                      $   (2,878)   $  (22,949)  $   (5,788)   $   (7,404)   $  151,489    $  194,986
  Net realized gain (loss) from investment
   transactions                                        (50,468)     (180,248)           -             -       (13,358)      (28,141)
  Change in net unrealized appreciation
   (depreciation) of investments                       884,340     1,274,216            -             -         1,938      (108,149)
                                                    ----------    ----------   ----------    ----------    ----------    ----------
  Net increase (decrease) in net assets
   resulting from operations                           830,994     1,071,019       (5,788)       (7,404)      140,069        58,696
                                                    ----------    ----------   ----------    ----------    ----------    ----------
 From contract transactions:
  Payments received from contract owners               374,451       531,168       52,170       118,329       163,219       596,822
  Transfers for contract benefits and terminations    (389,372)     (297,604)    (412,902)      (60,544)     (444,424)     (519,468)
  Contract maintenance charges                          (4,825)       (4,222)        (826)         (889)       (4,083)       (4,835)
  Transfers between subaccounts
   (including fixed account), net                      404,082       482,322       (2,343)       87,274      (505,203)      333,065
                                                    ----------    ----------   ----------    ----------    ----------    ----------

  Net increase (decrease) in net assets from
   contract transactions                               384,336       711,664     (363,901)      144,170      (790,491)      405,584
                                                    ----------    ----------   ----------    ----------    ----------    ----------

  Total increase (decrease) in net assets            1,215,330     1,782,683     (369,689)      136,766      (650,422)      464,280

Net assets at beginning of period                    5,158,130     3,375,447    1,655,506     1,518,740     6,437,516     5,973,236
                                                    ----------    ----------   ----------    ----------    ----------    ----------

NET ASSETS AT END OF PERIOD                         $6,373,460    $5,158,130   $1,285,817    $1,655,506    $5,787,094    $6,437,516
                                                    ==========    ==========   ==========    ==========    ==========    ==========
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                            192,571       268,990       42,225        61,453        30,737       136,492
 Units redeemed                                       (122,808)     (103,450)     (76,471)      (47,990)      (94,178)     (103,703)
                                                    ----------    ----------   ----------    ----------    ----------    ----------

  Increase (decrease) in units outstanding              69,763       165,540      (34,246)       13,463       (63,441)       32,789

Beginning units                                        945,537       779,997      155,698       142,235       520,517       487,728
                                                    ----------    ----------   ----------    ----------    ----------    ----------

ENDING UNITS                                         1,015,300       945,537      121,452       155,698       457,076       520,517
                                                    ==========    ==========   ==========    ==========    ==========    ==========


------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                       SCUDDER VARIABLE SERIES II, CONTINUED
                                                 ----------------------------------------------------------------------------------
                                                         HIGH INCOME                SMALL CAP             DREMAN HIGH RETURN
                                                          PORTFOLIO              GROWTH PORTFOLIO           EQUITY PORTFOLIO
                                                 -------------------------   -------------------------   --------------------------
                                                    2004          2003          2004          2003           2004          2003
                                                 -----------   -----------   -----------   -----------   ------------  ------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                 $   222,281   $   169,707   $    (6,356)  $    (5,230)  $     46,237  $     74,852
    Net realized gain (loss) from
     investment transactions                         (11,844)      (20,517)      (32,665)      (24,945)        31,025      (170,475)
    Change in net unrealized appreciation
     (depreciation) of
     investments                                     219,862       415,043        81,613       136,231      1,803,323     3,358,291
                                                 -----------   -----------   -----------   -----------   ------------  ------------
    Net increase (decrease) in net assets
     resulting from operations                       430,299       564,233        42,592       106,056      1,880,585     3,262,668
                                                 -----------   -----------   -----------   -----------   ------------  ------------
  From contract transactions:
    Payments received from contract owners           388,422       579,990        35,520         9,649      1,061,309     1,394,471
    Transfers for contract benefits and
     terminations                                   (287,829)     (213,540)      (87,919)      (19,216)    (1,026,170)     (769,990)
    Contract maintenance charges                      (2,330)       (1,735)         (704)         (672)       (13,702)      (12,263)
    Transfers between subaccounts
     (including fixed account), net                  581,303       617,360        38,918        41,701        832,724       973,483
                                                 -----------   -----------   -----------   -----------   ------------  ------------
    Net increase (decrease) in net assets
     from contract transactions                      679,566       982,075       (14,185)       31,462        854,161     1,585,701
                                                 -----------   -----------   -----------   -----------   ------------  ------------
    Total increase (decrease) in net assets        1,109,865     1,546,308        28,407       137,518      2,734,746     4,848,369

Net assets at beginning of period                  3,524,576     1,978,268       474,347       336,829     14,235,929     9,387,560
                                                 -----------   -----------   -----------   -----------   ------------  ------------
NET ASSETS AT END OF PERIOD                      $ 4,634,441   $ 3,524,576   $   502,754   $   474,347   $ 16,970,675  $ 14,235,929
                                                 ===========   ===========   ===========   ===========   ============  ============
Analysis of increase (decrease) in units
 outstanding:
 Units sold                                          100,392       144,930        26,099        18,995       172,440       259,804
 Units redeemed                                      (42,191)      (47,023)      (30,262)      (10,687)     (114,037)     (118,528)
                                                 -----------   -----------   -----------   -----------   ------------  ------------
    Increase (decrease) in units outstanding          58,201        97,907        (4,163)        8,308        58,403       141,276

Beginning units                                      316,214       218,307       121,221       112,913       998,203       856,927
                                                 -----------   -----------   -----------   -----------   ------------  ------------
ENDING UNITS                                         374,415       316,214       117,058       121,221     1,056,606       998,203
                                                 ===========   ===========   ===========   ===========   ============  ============


------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                             WM VARIABLE TRUST - EQUITY FUNDS
                                                 ----------------------------------------------------------------------------------
                                                           EQUITY                      MID CAP                   SMALL CAP
                                                        INCOME FUND                  STOCK FUND                GROWTH FUND (7)
                                                 -------------------------   -------------------------   --------------------------
                                                    2004          2003           2004         2003           2004          2003
                                                 -----------   -----------   -----------   -----------   -----------   ------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                 $     7,506   $    18,198   $     8,413   $   (14,771)  $   (17,606)  $    (10,872)
    Net realized gain (loss) from investment
     transactions                                      1,110        (9,177)          119        (6,735)      (14,697)       (65,607)
    Change in net unrealized appreciation
     (depreciation)
     of investments                                  555,306       342,765       256,260       334,244       138,733        507,149
                                                 -----------   -----------   -----------   -----------   -----------   ------------
     Net increase (decrease) in net assets
      resulting from operations                      563,922       351,786       264,792       312,738       106,430        430,670
                                                 -----------   -----------   -----------   -----------   -----------   ------------
  From contract transactions:
    Payments received from contract owners         1,285,131        81,735       447,486       131,264       416,163         53,069
    Transfers for contract benefits and
     terminations                                   (108,487)      (48,603)     (106,343)      (89,281)      (84,762)       (54,970)
    Contract maintenance charges                      (1,168)         (836)       (1,433)       (1,149)       (1,188)          (965)
    Transfers between subaccounts
     (including fixed account), net                  895,056       702,095       233,287       233,472       110,601         95,852
                                                 -----------   -----------   -----------   -----------   -----------   ------------
    Net increase (decrease) in net assets
     from contract transactions                    2,070,532       734,391       572,997       274,306       440,814         92,986
                                                 -----------   -----------   -----------   -----------   -----------   ------------
    Total increase (decrease) in net assets        2,634,454     1,086,177       837,789       587,044       547,244        523,656

Net assets at beginning of period                  2,083,450       997,273     1,616,274     1,029,230     1,155,829        632,173
                                                 -----------   -----------   -----------   -----------   -----------   ------------
NET ASSETS AT END OF PERIOD                      $ 4,717,904   $ 2,083,450   $ 2,454,063   $ 1,616,274   $ 1,703,073   $  1,155,829
                                                 ===========   ===========   ===========   ===========   ===========   ============
Analysis of increase (decrease)
 in units outstanding:
 Units sold                                          204,248        82,435        60,781        40,233        89,500         38,381
 Units redeemed                                      (33,142)      (11,272)      (13,194)      (12,752)      (31,048)       (27,796)
                                                 -----------   -----------   -----------   -----------   -----------   ------------
    Increase (decrease) in units outstanding         171,106        71,163        47,587        27,481        58,452         10,585

Beginning units                                      184,123       112,960       138,103       110,622       137,084        126,499
                                                 -----------   -----------   -----------   -----------   -----------   ------------
ENDING UNITS                                         355,229       184,123       185,690       138,103       195,536        137,084
                                                 ===========   ===========   ===========   ===========   ===========   ============

------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                  W M VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                                       ----------------------------------------------------------------------------
                                                               BALANCED              CONSERVATIVE             CONSERVATIVE
                                                               PORTFOLIO           BALANCED PORTFOLIO       GROWTH PORTFOLIO
                                                       ------------------------  ----------------------  -------------------------
                                                          2004         2003         2004         2003         2004         2003
                                                       -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                         $    76,695  $    40,189  $   24,210  $    6,097  $     (3,910) $    19,232
  Net realized gain (loss) from investment                 (17,161)      (7,245)     (3,788)      1,016       (48,983)         413
    transactions
  Change in net unrealized appreciation
    (depreciation) of investments                        1,667,912    1,146,790     237,332     168,913     1,481,775    1,095,777
                                                       -----------  -----------  ----------  ----------  ------------  -----------

  Net increase (decrease) in net assets resulting
    from operations                                      1,727,446    1,179,734     257,754     176,026     1,428,882    1,115,422
                                                       -----------  -----------  ----------  ----------  ------------  -----------

 From contract transactions:
  Payments received from contract owners                 5,298,759    3,007,237   1,122,203     600,429     3,266,934    2,269,544
  Transfers for contract benefits and terminations      (1,060,317)    (116,183)   (176,587)     (8,338)     (566,792)    (119,612)
  Contract maintenance charges                              (6,664)        (706)     (1,173)       (284)       (7,994)      (1,017)
  Transfers between subaccounts (including fixed
    account), net                                        7,967,934    5,661,731   1,452,733   1,131,824     5,207,181    4,804,985
                                                       -----------  -----------  ----------  ----------  ------------  -----------

  Net increase (decrease) in net assets from contract
    transactions                                        12,199,712    8,552,079   2,397,176   1,723,631     7,899,329    6,953,900
                                                       -----------  -----------  ----------  ----------  ------------  -----------

  Total increase (decrease) in net assets               13,927,158    9,731,813   2,654,930   1,899,657     9,328,211    8,069,322

Net assets at beginning of period                       10,946,004    1,214,191   2,043,482     143,825     8,715,801      646,479
                                                       -----------  -----------  ----------  ----------  ------------  -----------

NET ASSETS AT END OF PERIOD                            $24,873,162  $10,946,004  $4,698,412  $2,043,482  $ 18,044,012  $ 8,715,801
                                                       ===========  ===========  ==========  ==========  ============  ===========

Analysis of increase (decrease) in units
 outstanding:
 Units sold                                              1,158,416      853,744     239,540     201,701       752,878      644,458
 Units redeemed                                           (172,389)     (73,725)    (37,553)    (41,383)     (143,174)     (15,954)
                                                       -----------  -----------  ----------  ----------  ------------  -----------

  Increase (decrease) in units outstanding                 986,027      780,019     201,987     160,318       609,704      628,504

Beginning units                                            900,787      120,768     174,492      14,174       693,643       65,139
                                                       -----------  -----------  ----------  ----------  ------------  -----------

ENDING UNITS                                             1,886,814      900,787     376,479     174,492     1,303,347      693,643
                                                       ===========  ===========  ==========  ==========  ============  ===========

------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                W M VARIABLE TRUST - STRATEGIC
                                                                          ASSET MANAGEMENT PORTFOLIOS, CONTINUED
                                                                      ------------------------------------------------
                                                                              FLEXIBLE                STRATEGIC
                                                                          INCOME PORTFOLIO        GROWTH PORTFOLIO
                                                                      -----------------------  -----------------------
                                                                         2004         2003        2004          2003
                                                                      -----------  ----------  -----------  ----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                                        $    71,130  $    6,024  $   (66,253) $   (9,423)
  Net realized gain (loss) from investment transactions                   (10,890)        165      (14,118)     (1,386)
  Change in net unrealized appreciation (depreciation) of
    investments                                                           104,600      70,794    1,264,082     638,228
                                                                      -----------  ----------  -----------  ----------

  Net increase (decrease) in net assets resulting from operations         164,840      76,983    1,183,711     627,419
                                                                      -----------  ----------  -----------  ----------

 From contract transactions:
  Payments received from contract owners                                2,090,507     263,996    2,109,369   1,635,603
  Transfers for contract benefits and terminations                       (129,676)     (4,778)    (365,050)   (125,223)
  Contract maintenance charges                                             (1,124)       (139)      (7,988)     (1,123)
  Transfers between subaccounts (including fixed account), net          1,351,361     500,177    5,285,978   3,013,111
                                                                      -----------  ----------  -----------  ----------

  Net increase (decrease) in net assets from contract transactions      3,311,068     759,256    7,022,309   4,522,368
                                                                      -----------  ----------  -----------  ----------

  Total increase (decrease) in net assets                               3,475,908     836,239    8,206,020   5,149,787

Net assets at beginning of period                                       1,110,389     274,150    5,433,767     283,980
                                                                      -----------  ----------  -----------  ----------

NET ASSETS AT END OF PERIOD                                           $ 4,586,297  $1,110,389  $13,639,787  $5,433,767
                                                                      ===========  ==========  ===========  ==========

Analysis of increase (decrease) in units  outstanding:
 Units sold                                                               311,969      77,525      589,915     417,973
 Units redeemed                                                           (27,188)     (7,242)     (59,193)    (24,875)
                                                                      -----------  ----------  -----------  ----------

    Increase (decrease) in units outstanding                              284,781      70,283      530,722     393,098

Beginning units                                                            97,033      26,750      421,993      28,895
                                                                      -----------  ----------  -----------  ----------

ENDING UNITS                                                              381,814      97,033      952,715     421,993
                                                                      ===========  ==========  ===========  ==========

------------------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Fund


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1. THE COMPANY

      The Farmers Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farmers New World Life Insurance Company (the "Company") during 2000 and exists in accordance with the regulations of the Office of the Insurance Commissioner of the State of Washington. The Company is a wholly owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group. FGI, an insurance holding company that provides management services, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries and a reinsurance company, Farmers Reinsurance Company.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct, but the obligations of the Account, including benefits related to the variable annuity contract, are obligations of the Company.

      The Account is a funding vehicle for individual variable annuity contracts, which may consist of optional riders for additional insurance benefits. Investments are made in the underlying mutual fund portfolios and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Investment transactions are recorded on a trade date basis. The deposits collected for these contracts are invested at the direction of the contract holders in the subaccounts that comprise the Account. The Account is currently comprised of thirty-five subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. The subaccounts invest in the following underlying mutual fund portfolios (collectively, the "Funds"):

      CALVERT VARIABLE SERIES, INC.
         Social Small Cap Growth Portfolio

      DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
         Developing Leaders Portfolio
         Quality Bond Portfolio

      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES
         Socially Responsible Growth Fund

      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP - SERVICE CLASS SHARES
         Growth Portfolio
         Index 500 Portfolio
         Mid Cap Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1. THE COMPANY (CONTINUED)

      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
         Small - Mid Cap Growth Securities Fund
         Global Asset Allocation Fund
         Developing Markets Securities Fund

      GOLDMAN SACHS VARIABLE INSURANCE TRUST
         Capital Growth Fund
         CORE Small Cap Equity Fund
         Mid Cap Value Fund

      JANUS ASPEN SERIES
         Mid Cap Growth Portfolio (Service Shares)
         Balanced Portfolio (Service Shares)
         Forty Portfolio (Institutional Shares)

      PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
         Foreign Bond Portfolio (U.S. Dollar Hedged)
         Low Duration Portfolio

      SCUDDER VARIABLE SERIES I - CLASS A SHARES
         Bond Portfolio
         Global Discovery Portfolio
         Growth and Income Portfolio
         International Portfolio
         Money Market Portfolio

      SCUDDER VARIABLE SERIES II - CLASS A SHARES
         Government & Agency Securities Portfolio
         High Income Portfolio
         Small Cap Growth Portfolio
         Dreman High Return Equity Portfolio

      WM VARIABLE TRUST - EQUITY FUNDS - CLASS 2 SHARES
         Equity Income Fund
         Mid Cap Stock Fund
         Small Cap Growth Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1. THE COMPANY (CONTINUED)

      WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS - CLASS 2 SHARES
         Balanced Portfolio
         Conservative Balanced Portfolio
         Conservative Growth Portfolio
         Flexible Income Portfolio
         Strategic Growth Portfolio

      The Company owns the assets in the Account, and is obligated to pay all benefits under the contracts the Company issues. The Company provides insurance and administrative services to the contract holders for a fee. The Company also maintains a fixed account ("Fixed Account"), to which contract holders may direct their deposits and receive a fixed rate of return.

      The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. Certain officers of the Account are also officers and directors of the Company.

2. SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      VALUATION OF INVESTMENTS AND ACCUMULATION UNIT VALUES

      Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value per share of the respective portfolios at December 31, 2004. Accumulation unit values are computed daily based on total net assets of the Account.

      REALIZED GAINS AND LOSSES

      Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identified cost method.

      PAYABLE TO FARMERS NEW WORLD LIFE INSURANCE COMPANY

      Amounts payable to the Company consist of unsettled transactions. The amounts are due from the respective portfolios to the Company for asset-based charges.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      FEDERAL INCOME TAX

      The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Therefore, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this contract in the event of changes in tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Dividend income and capital gain distributions received by the Funds are reinvested in additional Fund shares and are recognized on the ex-distribution date.

3. EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE

      The Company assumes mortality and expense risk related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits. The charge is assessed daily and is equal, on an annual basis, to 0.95% of the average daily net assets in the subaccounts.

      Guaranteed Minimum Death Benefit

      The contract holder has the option at issue of electing the guaranteed minimum death benefit rider which provides an enhanced death benefit in the event of the death of the last surviving annuitant before the annuity start date. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts.

      Guaranteed Retirement Income Benefit

      A certain number of our in-force contracts have a guaranteed retirement income benefit rider which guarantees a minimum lifetime fixed income benefit in certain specified circumstances. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts.

      Administration Charge

      The Company will deduct a daily asset-based administration charge, at an annual rate of 0.20%, from each subaccount to help reimburse for administrative charges.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. EXPENSES (CONTINUED)

      CONTRACT MAINTENANCE CHARGES

      Surrender Charge

      The Company may deduct a surrender charge if, during the pay-in period, the contract holder fully surrenders the contract or withdraws a portion of its cash value. A surrender charge of up to 7% of amounts withdrawn may be deducted, if applicable.

      Records Maintenance Charge

      The Company deducts a records maintenance charge of $30 from the contract value on the last valuation day of each contract year during the pay-in period and on the date when the contract is surrendered, and at the annuity start date. This charge will be waived if certain conditions are met.

      Transfer Fee

      The Company may deduct after the twelfth transfer a transfer fee in the amount of $25 per transfer.

      PREMIUM TAXES

      Various states and other governmental entities charge a premium tax on contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. The Company is responsible for paying these taxes. If applicable, the Company will deduct the cost of such taxes from the contract value either from premium payments as the Company receives them, from contract value upon surrender or partial withdrawal, on the annuity start date, or upon payment of a death benefit.

      PORTFOLIO OPERATING EXPENSES

      The value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees in some cases, and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holders, which currently ranges up to 2%.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2004 consist of the following:

                                                                            PURCHASES     SALES
                                                                            ----------  ----------
CALVERT VARIABLE SERIES, INC.
 Social Small Cap Growth Portfolio                                          $  172,612  $   65,611

DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
 Developing Leaders Portfolio                                                  393,023     265,099
 Quality Bond Portfolio                                                        661,323     413,390

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES
 Socially Responsible Growth Fund                                               19,299       1,211

FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP - SERVICE CLASS SHARES
 Growth Portfolio                                                            2,318,080     381,925
 Index 500 Portfolio                                                         1,907,103     799,101
 Mid Cap Portfolio                                                             990,548     251,544

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
 Small - Mid Cap Growth Securities Fund                                        282,890     119,836
 Global Asset Allocation Fund                                                  381,507     159,533
 Developing Markets Securities Fund                                            559,350     118,028

GOLDMAN SACHS VARIABLE INSURANCE TRUST
 Capital Growth Fund                                                         1,401,338     390,454
 CORE Small Cap Equity Fund                                                    164,793      18,172
 Mid Cap Value Fund                                                          1,720,261     383,926

JANUS ASPEN SERIES
 Mid Cap Growth Portfolio (Service Shares)                                     124,663     144,681
 Balanced Portfolio (Service Shares)                                           646,206     272,392
 Forty Portfolio (Institutional Shares)                                        775,109   1,113,802

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
 Foreign Bond Portfolio (U.S. Dollar Hedged)                                 1,170,996     347,188
 Low Duration Portfolio                                                      1,168,680     655,157

SCUDDER VARIABLE SERIES I - CLASS A SHARES
 Bond Portfolio                                                              1,285,055     492,432
 Global Discovery Portfolio                                                    657,678     296,577
 Growth and Income Portfolio                                                   350,387     520,502
 International Portfolio                                                       800,727     418,295
 Money Market Portfolio                                                        434,325     804,605

SCUDDER VARIABLE SERIES II - CLASS A SHARES
 Government & Agency Securities Portfolio                                      476,152   1,116,320
 High Income Portfolio                                                       1,217,759     315,002
 Small Cap Growth Portfolio                                                     93,776     114,320
 Dreman High Return Equity Portfolio                                         1,955,506   1,053,191

WM VARIABLE TRUST - EQUITY FUNDS - CLASS 2 SHARES
 Equity Income Fund                                                          2,451,646     371,109
 Mid Cap Stock Fund                                                            694,896     112,725
 Small Cap Growth Fund                                                         617,457     193,768

WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS - CLASS 2 SHARES
 Balanced Portfolio                                                         13,519,835   1,229,071
 Conservative Balanced Portfolio                                             2,895,910     471,958
 Conservative Growth Portfolio                                               9,115,665   1,210,569
 Flexible Income Portfolio                                                   3,685,708     300,075
 Strategic Growth Portfolio                                                  7,432,250     467,762

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FINANCIAL HIGHLIGHTS

   The Company sells variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract holder's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract holders may not have selected all available and applicable contract options as discussed in Note 3.

                                                       AT DECEMBER 31                            FOR THE PERIOD ENDED DECEMBER 31
                                                       --------------                            --------------------------------
                                                                                                    EXPENSE           TOTAL
                                                                                     INVESTMENT      RATIO **       RETURN***
                                                            UNIT             NET       INCOME       LOWEST TO       LOWEST TO
                                             UNITS       FAIR VALUE        ASSETS       RATIO *      HIGHEST         HIGHEST
                                          ---------  ------------------  ----------  ----------  -------------  ------------------
CALVERT VARIABLE SERIES, INC:
  Social Small Cap Growth Portfolio
      2004                                   32,754  $ 12.21 to $ 12.44  $  404,562     0.00%    0.03% to 0.57%    8.66%  to  9.19%
      2003                                   23,380    11.24 to   11.39     264,605     1.70%    0.05% to 0.83%   37.31%  to 37.99%
      2002                                   18,510     8.19 to    8.25     152,144     2.94%    0.05% to 0.69%  (23.81)% to(23.43)%
      2001 (2)                                1,192    10.74 to   10.78      12,825     0.00%    0.00% to 0.62%    5.91%  to  6.26%

DREYFUS VARIABLE INVESTMENT FUND -
  Service Class Shares:
    Developing Leaders Portfolio (3)
      2004                                  258,325    10.82 to   11.02   2,827,921     0.00%    0.22% to 0.48%    9.24%  to  9.78%
      2003                                  242,234     9.90 to   10.04   2,419,431     0.00%    0.23% to 0.44%   29.22%  to 29.86%
      2002                                  168,774     7.66 to    7.73   1,300,205     0.02%    0.25% to 0.49%  (20.62)% to(20.23)%
      2001 (2)                               62,921     9.66 to    9.69     608,832     0.40%    0.16% to 0.49%   (3.97)% to (3.65)%

Quality Bond Portfolio
      2004                                  275,079    11.25 to   11.46   3,133,201     3.88%    0.20% to 0.55%    1.37%  to  1.87%
      2003                                  259,835    11.10 to   11.25   2,909,808     3.70%    0.23% to 0.51%    3.08%  to  3.59%
      2002                                  171,261    10.77 to   10.86   1,853,753     4.81%    0.24% to 0.49%    5.73%  to  6.25%
      2001 (2)                               94,796    10.18 to   10.22     967,361     5.89%    0.19% to 0.45%    1.52%  to  1.85%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
  Service Class Shares:
    Socially Responsible Growth Fund
      2004                                   11,418     7.57 to    7.71      87,651     0.16%    0.07% to 0.68%    4.21%  to  4.73%
      2003                                    8,898     7.26 to    7.36      65,265     0.01%    0.12% to 0.75%   23.71%  to 24.32%
      2002                                    6,268     5.87 to    5.92      37,051     0.02%    0.04% to 0.88% (30.29)%  to(29.94)%
      2001 (2)                                3,517     8.42 to    8.45      29,701     0.00%    0.00% to 0.97% (17.14)%  to(16.87)%

FIDELITY VARIABLE INSURANCE PRODUCT FUNDS
  VIP - Service Class Shares:
    Growth Portfolio
      2004                                1,005,924     8.02 to    8.17   8,172,661     0.15%    0.18% to 0.51%    1.58%  to  2.09%
      2003                                  753,540     7.90 to    8.00   6,001,979     0.16%    0.23% to 0.42%   30.63%  to  31.27%
      2002                                  551,859     6.05 to    6.10   3,354,362     0.08%    0.25% to 0.48% (31.33)%  to(30.99)%
      2001 (2)                              174,575     8.81 to    8.84   1,540,686     0.00%    0.16% to 0.48% (13.27)%  to(12.98)%

Index 500 Portfolio
      2004                                  874,020     9.60 to    9.77   8,495,530     1.15%    0.18% to 0.54%    8.71%  to  9.25%
      2003                                  750,683     8.83 to    8.95   6,684,698     1.13%    0.23% to 0.45%   26.19%  to 26.82%
      2002                                  482,319     7.00 to    7.05   3,392,038     0.70%    0.23% to 0.51% (23.59)%  to(23.21)%
      2001 (2)                              159,212     9.16 to    9.19   1,460,760     0.00%    0.18% to 0.49%  (9.66)%  to (9.36)%

Mid Cap Portfolio
      2004                                  237,086    15.29 to   15.57   3,668,686     0.00%    0.16% to 0.43%   22.74%  to 23.35%
      2003                                  178,938    12.46 to   12.62   2,247,725     0.26%    0.19% to 0.37%   36.28%  to 36.95%
      2002                                  124,972     9.14 to    9.22   1,148,022     0.44%    0.22% to 0.37% (11.36)%  to(10.92)%
      2001 (2)                               41,977    10.31 to   10.35     433,775     0.00%    0.18% to 0.38%    2.75%  to  3.09%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         AT DECEMBER 31                          FOR THE PERIOD ENDED DECEMBER 31
                                              -----------------------------------------------------------------------------------
                                                                                                    EXPENSE           TOTAL
                                                                                     INVESTMENT     RATIO **        RETURN***
                                                              UNIT           NET      INCOME       LOWEST TO        LOWEST TO
                                                UNITS      FAIR VALUE       ASSETS     RATIO *      HIGHEST          HIGHEST
                                              --------- ---------------- ----------- ----------  -------------  ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST - CLASS 2 SHARES:
    Small - Mid Cap Growth Securities
    Fund (4)
       2004                                     169,992 $ 9.73 to $ 9.91 $ 1,674,276    0.00%    0.23% to 0.47%   9.66%  to 10.20%
       2003                                     150,004   8.88 to   8.99   1,342,375    0.00%    0.25% to 0.42%  35.02%  to 35.69%
       2002                                      92,100   6.57 to   6.63     608,677    0.26%    0.25% to 0.50% (29.84)% to(29.50)%
       2001(2)                                   33,386   9.37 to   9.40     313,537    0.12%    0.15% to 0.52%  (7.32)% to (7.01)%

    Global Asset Allocation Fund (5)
       2004                                      51,020  12.75 to  12.98     659,293    3.12%    0.15% to 0.63%  13.84%  to 14.40%
       2003                                      32,958  11.20 to  11.35     372,079    1.97%    0.08% to 0.43%  29.81%  to 30.46%
       2002                                      15,605   8.63 to   8.70     135,169    1.77%    0.02% to 0.55%  (5.94)% to (5.48)%
       2001(2)                                    9,886   9.17 to   9.20      90,828    0.73%    0.02% to 0.52%  (9.02)% to (8.72)%

    Developing Markets Securities Fund
       2004                                      65,196  11.34 to  11.61     753,743    1.72%    0.06% to 0.62%  22.68%  to 23.29%
       2003                                      20,092   9.25 to   9.42     188,382    1.07%    0.05% to 0.52%  50.51%  to 51.25%
       2002                                      15,260   6.14 to   6.23      94,674    1.66%    0.23% to 0.43%  (1.77)% to (1.28)%
       2001                                      13,183   6.25 to   6.31      82,948    0.96%    0.04% to 0.58%  (9.63)% to (9.10)%

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
    Capital Growth Fund
       2004                                     785,646   8.69 to   8.85   6,906,321    0.77%    0.21% to 0.46%   7.31%  to  7.84%
       2003                                     659,374   8.09 to   8.20   5,380,818    0.32%    0.24% to 0.41%  21.73%  to 22.33%
       2002                                     438,261   6.65 to   6.70   2,929,245    0.26%    0.25% to 0.48% (25.56)% to(25.19)%
       2001(2)                                  143,747   8.93 to   8.96   1,286,804    0.47%    0.17% to 0.48% (11.97)% to(11.68)%

    CORE Small Cap Equity Fund
       2004                                      16,093  14.05 to  14.31     229,571    0.23%    0.00% to 0.74%  14.43%  to 15.00%
       2003                                       5,547  12.28 to  12.44      68,907    0.53%    0.00% to 0.79%  43.64%  to 44.35%
       2002                                       1,394   8.55 to   8.62      11,991    0.40%    0.00% to 0.95% (16.35)% to(15.93)%
       2001(2)                                      178  10.22 to  10.25       1,823    1.43%    0.00% to 0.94%   1.44%  to  1.78%

    Mid Cap Value Fund
       2004                                     409,573  15.58 to  15.87   6,459,011    0.64%    0.24% to 0.49%  23.84%  to 24.45%
       2003                                     350,327  12.58 to  12.75   4,443,686    1.02%    0.26% to 0.43%  26.31%  to 26.93%
       2002                                     257,423   9.96 to  10.04   2,577,535    1.28%    0.25% to 0.49% (6.24)%  to(5.78)%
       2001(2)                                  116,272  10.62 to  10.66   1,237,971    2.55%    0.18% to 0.49%   5.96%  to 6.32%

JANUS ASPEN SERIES:
    Mid Cap Growth Portfolio (Service
    Shares) (6)
       2004                                     115,370   8.55 to   8.70     998,843    0.00%    0.18% to 0.62%  18.51%  to 19.10%
       2003                                     116,618   7.21 to   7.31     848,654    0.00%    0.15% to 0.62%  32.58%  to 33.23%
       2002                                     116,950   5.44 to   5.48     639,738    0.00%    0.17% to 0.61% (29.29)% to(28.94)%
       2001(2)                                   75,042   7.69 to   7.72     578,445    0.00%    0.16% to 0.47% (23.19)% to(22.93)%

    Balanced Portfolio (Service Shares)
       2004                                     242,548  10.55 to  10.74   2,595,975    2.29%    0.05% to 0.71%   6.53%  to  7.06%
       2003                                     207,898   9.90 to  10.03   2,081,021    1.97%    0.12% to 0.68%  11.88%  to 12.43%
       2002                                     125,339   8.85 to   8.93   1,115,042    2.67%    0.13% to 0.57% (8.19)%  to(7.74)%
       2001(2)                                   24,045   9.64 to   9.67     232,392    3.17%    0.01% to 0.61% (4.29)%  to(3.97)%

    Forty Portfolio (Institutional
    Shares) (7)
       2004                                   2,221,658   6.02 to   6.16  13,576,167    0.25%    0.23% to 0.50%  16.31%  to 16.88%
       2003                                   2,259,340   5.17 to   5.27  11,827,748    0.49%    0.25% to 0.49%  18.58%  to 19.17%
       2002                                   2,025,941   4.36 to   4.42   8,916,752    0.60%    0.23% to 0.53% (17.04)% to(16.63)%
       2001                                   1,699,767   5.26 to   5.31   8,989,902    1.43%    0.22% to 0.50% (23.00)% to(22.55)%

\
FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    AT DECEMBER 31                      FOR THE PERIOD ENDED DECEMBER 31
                                       -----------------------------------------  ----------------------------------------------
                                                                                                 EXPENSE            TOTAL
                                                                                  INVESTMENT     RATIO **          RETURN***
                                                        UNIT            NET         INCOME      LOWEST TO          LOWEST TO
                                         UNITS        FAIR VALUE       ASSETS       RATIO *      HIGHEST
                                       --------- ------------------- -----------  ----------  --------------   -----------------
PIMCO VARIABLE INSURANCE TRUST -
 ADMINISTRATIVE CLASS SHARES:
 Foreign Bond Portfolio (U.S. Dollar
  Hedged) ( 8 )
                 2004                    341,494 $ 12.37  to $ 12.67 $ 4,292,258     2.02%    0.18% to 0.47%    3.84 % to    4.36 %
                 2003                    284,164   11.92  to   12.14   3,425,930     2.59%    0.21% to 0.43%    0.60 % to    1.10 %
                 2002                    181,391   11.85  to   12.01   2,167,129     3.50%    0.24% to 0.49%    6.43 % to    6.96 %
                 2001                    92,153    11.13  to   11.23   1,031,305     3.76%    0.21% to 0.47%    5.79 % to    6.41 %

Low Duration Portfolio (9)
                 2004                    559,284   11.82  to   12.10   6,714,631     1.24%    0.19% to 0.48%    0.19 % to    0.69 %
                 2003                    517,872   11.80  to   12.02   6,183,997     1.77%    0.21% to 0.44%    0.68 % to    1.18 %
                 2002                    419,015   11.72  to   11.88   4,953,238     3.40%    0.24% to 0.45%    5.32 % to    5.84 %
                 2001                    262,740   11.13  to   11.23   2,940,203     4.95%    0.23% to 0.43%    5.90 % to    6.41 %

SCUDDER VARIABLE SERIES I - CLASS A
 SHARES:
 Bond Portfolio
                 2004                    443,769   12.69  to   12.99   5,721,849     3.74%    0.16% to 0.49%    3.67 % to    4.18 %
                 2003                    391,779   12.24  to   12.47   4,854,330     3.93%    0.20% to 0.45%    3.36 % to    3.87 %
                 2002                    318,248   11.84  to   12.01   3,802,049     5.57%    0.21% to 0.44%    5.91 % to    6.43 %
                 2001                    242,471   11.18  to   11.28   2,726,895     3.91%    0.22% to 0.42%    4.04 % to    4.56 %

Global Discovery Portfolio
                 2004                    314,472   11.81  to   12.03   3,758,651     0.25%    0.20% to 0.47%   21.34 % to   21.94 %
                 2003                    275,496    9.73  to    9.86   2,703,398     0.09%    0.23% to 0.40%   46.67 % to   47.40 %
                 2002                    188,783    6.64  to    6.69   1,259,122     0.00%    0.24% to 0.47%  (21.19)% to  (20.80)%
                 2001 (2)                 64,215    8.42  to    8.45     541,811     0.00%    0.16% to 0.50%  (16.05)% to  (15.77)%

Growth and Income Portfolio
                 2004                    588,901    8.36  to    8.56   5,001,919     0.79%    0.24% to 0.57%    8.37 % to    8.90 %
                 2003                    607,789    7.71  to    7.86   4,746,923     1.04%    0.24% to 0.54%   24.68 % to   25.30 %
                 2002                    636,408    6.19  to    6.27   3,972,147     0.99%    0.24% to 0.53%  (24.38)% to  (24.00)%
                 2001                    657,768    8.18  to    8.25   5,411,655     1.24%    0.25% to 0.49%  (12.78)% to  (12.29)%

International Portfolio
                 2004                  1,015,300    6.18  to    6.33   6,373,460     1.26%    0.23% to 0.49%   14.64 % to   15.20 %
                 2003                    945,537    5.39  to    5.49   5,158,130     0.76%    0.26% to 0.45%   25.68 % to   26.30 %
                 2002                    779,997    4.29  to    4.35   3,375,447     0.79%    0.25% to 0.50%  (19.69)% to  (19.30)%
                 2001                    406,986    5.34  to    5.39   2,186,508     0.26%    0.22% to 0.48%  (32.03)% to  (31.60)%

Money Market Portfolio
                 2004                    121,452   10.40  to   10.65   1,285,817     0.89%    0.13% to 0.69%  (0.73) % to   (0.24)%
                 2003                    155,698   10.48  to   10.68   1,655,506     0.81%    0.12% to 0.71%  (0.83) % to   (0.33)%
                 2002                    142,235   10.57  to   10.71   1,518,740     1.47%    0.12% to 0.74%  (0.16) % to    0.34 %
                 2001                     95,622   10.58  to   10.68   1,019,555     3.00%    0.10% to 0.72%   2.17  % to    2.67 %

SCUDDER VARIABLE SERIES II - CLASS A
 SHARES:
 Government & Agency Securities
  Portfolio (10)
                 2004                    457,076   12.46  to   12.76   5,787,094     2.91%    0.20% to 0.56%    2.06 %  to   2.57 %
                 2003                    520,517   12.21  to   12.44   6,437,516     2.68%    0.20% to 0.53%    0.60 %  to   1.09 %
                 2002                    487,728   12.14  to   12.31   5,973,236     3.10%    0.25% to 0.49%    6.30 %  to   6.82 %
                 2001                    347,084   11.42  to   11.52   3,985,508     2.72%    0.23% to 0.43%    5.74 %  to   6.27 %

High Income Portfolio (11)
                 2004                    374,415   12.18  to   12.47   4,634,441     6.87%    0.17% to 0.47%   10.59 % to   11.13 %
                 2003                    316,214   11.02  to   11.22   3,524,576     7.43%    0.21% to 0.42%   22.60 % to   23.21 %
                 2002                    218,307    8.98  to    9.11   1,978,268     6.83%    0.26% to 0.46%   (1.92)% to   (1.44)%
                 2001                     83,213    9.16  to    9.24     766,622     2.17%    0.22% to 0.48%    1.00 % to    1.44 %

Small Cap Growth Portfolio
                 2004                    117,058    4.23  to    4.33     502,754     0.00%    0.15% to 0.46%    9.22 % to    9.76 %
                 2003                    121,221    3.87  to    3.94     474,347     0.00%    0.24% to 0.42%   30.79 % to   31.43 %
                 2002                    112,913    2.96  to    3.00     336,829     0.00%    0.26% to 0.44%  (34.55)% to  (34.22)%
                 2001                    114,717    4.52  to    4.56     521,450     0.00%    0.25% to 0.40%  (30.02)% to  (29.62)%

Dreman High Return Equity Portfolio
                 2004                  1,056,606   15.82  to   16.19  16,970,675     1.61%    0.23% to 0.49%   12.20 %  to  12.75 %
                 2003                    998,203   14.10  to   14.36  14,235,929     1.97%    0.25% to 0.45%   29.79 %  to  30.43 %
                 2002                    856,927   10.86  to   11.01   9,387,560     0.83%    0.26% to 0.51%  (19.37)%  to (18.97)%
                 2001                    519,114   13.47  to   13.59   7,031,580     0.87%    0.23% to 0.49%    0.00 %  to   0.50 %

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     AT DECEMBER 31                      FOR THE PERIOD ENDED DECEMBER 31
                                        -----------------------------------------  ----------------------------------------------
                                                                                                  EXPENSE            TOTAL
                                                                                   INVESTMENT     RATIO **          RETURN***
                                                         UNIT            NET         INCOME      LOWEST TO          LOWEST TO
                                          UNITS        FAIR VALUE       ASSETS       RATIO *      HIGHEST            HIGHEST
                                        --------- ------------------- -----------  ----------  --------------  ------------------
WM VARIABLE TRUST - EQUITY FUNDS
CLASS 2 SHARES:
   Equity Income Fund
                  2004                    355,229 $ 13.11  to $ 13.35 $ 4,717,904    1.49%     0.13% to 0.56%    16.88% to  17.46%
                  2003                    184,123   11.21  to   11.36   2,083,450    2.22%     0.19% to 0.45%    27.63% to  28.26%
                  2002                    112,960    8.79  to    8.86     997,273    1.97%     0.22% to 0.40%  (14.09)% to (13.67)%
                  2001(2)                  27,784   10.23  to   10.26     284,573    0.78%     0.11% to 0.70%     1.79% to   2.12%

   Mid Cap Stock Fund
                  2004                    185,690   13.05  to   13.29   2,454,063    0.19%     0.25% to 0.51%    12.42% to  12.97%
                  2003                    138,103   11.61  to   11.76   1,616,274    0.17%     0.30% to 0.41%    25.38% to  26.00%
                  2002                    110,622    9.26  to    9.34   1,029,230    0.17%     0.25% to 0.47%  (11.99)% to (11.56)%
                  2001(2)                  52,598   10.52  to   10.56     554,639    0.01%     0.18% to 0.46%     4.46% to   4.81%

   Small Cap Growth Fund (12)
                  2004                    195,536    8.60  to    8.76   1,703,073    0.00%     0.19% to 0.51%     2.79% to   3.30%
                  2003                    137,084    8.37  to    8.48   1,155,829    0.00%     0.27% to 0.39%    68.16% to  68.99%
                  2002                    126,499    4.98  to    5.02     632,173    0.00%     0.24% to 0.45%  (48.14)% to (47.88)%
                  2001(2)                  34,908    9.59  to    9.63     335,595    1.59%     0.19% to 0.46%   (5.63)% to  (5.32)%

WM VARIABLE TRUST - STRATEGIC ASSET
MANAGEMENT PORTFOLIOS - CLASS 2 SHARES:
   Balanced Portfolio
                  2004                  1,886,814   13.07  to   13.22  24,873,162    1.67%     0.09% to 0.56%     8.05% to   8.58%
                  2003                    900,787   12.10  to   12.18  10,946,004    1.96%     0.18% to 0.48%    20.47% to  21.07%
                  2002(1)                 120,768   10.04  to   10.06   1,214,191    0.00%     0.00% to 0.44%     2.02% to   2.18%
                  2001                          -       -           -           -       -         -        -         -          -

   Conservative Balanced Portfolio
                  2004                    376,479   12.37  to   12.51   4,698,412    1.92%     0.11% to 0.61%     6.12% to   6.65%
                  2003                    174,492   11.66  to   11.73   2,043,482    1.76%     0.15% to 0.45%    14.93% to  15.50%
                  2002(1)                  14,174   10.14  to   10.16     143,825    0.00%     0.00% to 1.12%     2.42% to   2.59%
                  2001                          -       -           -           -       -         -        -         -          -

   Conservative Growth Portfolio
                  2004                  1,303,347   13.74  to   13.90  18,044,012    1.26%     0.21% to 0.46%     9.76% to  10.31%
                  2003                    693,643   12.52  to   12.60   8,715,801    1.71%     0.22% to 0.39%    26.28% to  26.91%
                  2002(1)                  65,139    9.91  to    9.93     646,479    0.00%     0.05% to 0.57%     1.65% to   1.81%
                  2001                          -       -           -           -       -         -        -         -          -

   Flexible Income Portfolio
                  2004                    381,814   11.89  to   12.03   4,586,297    3.19%     0.02% to 0.86%     4.51% to   5.02%
                  2003                     97,033   11.38  to   11.45   1,110,389    2.05%     0.11% to 0.80%    11.18% to  11.73%
                  2002(1)                  26,750   10.23  to   10.25     274,150    0.00%     0.00% to 0.75%     2.62% to   2.78%
                  2001                          -       -           -           -       -         -        -         -          -

   Strategic Growth Portfolio
                  2004                    952,715   14.20  to   14.36  13,639,787    0.57%     0.14% to 0.51%    10.71% to  11.26%
                  2003                    421,993   12.83  to   12.91   5,433,767    0.79%     0.18% to 0.39%    30.61% to  31.25%
                  2002(1)                  28,895    9.82  to    9.84     283,980    0.00%     0.00% to 0.68%     1.41% to   1.57%
                  2001                          -       -           -           -       -         -        -         -          -

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

(1)   For the period beginning September 3, 2002 and ended December 31, 2002.

(2)   For the period beginning May 1, 2001 and ended December 31, 2001.

(3)   Formerly named Dreyfus Small Cap Portfolio.

(4)   Formerly named Franklin Small Cap Fund.

(5)   Formerly named Templeton Asset Strategy Fund.

(6)   Formerly named Janus Aggressive Growth Portfolio.

(7)   Formerly named Janus Capital Appreciation Portfolio.

(8)   Formerly named PIMCO Foreign Bond Portfolio

(9)   Formerly named PIMCO Low Duration Bond Portfolio.

(10)  Formerly named Scudder Government Securities Portfolio.

(11)  Formerly named Scudder High Yield Portfolio.

(12)  Formerly named WM Small Cap Stock Fund.

* These amounts represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract holder accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

*** These amounts represent the total return for the period indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED

                                                            INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                                 STANDARD BENEFIT UNIT ACTIVITY DURING:
                                                      -----------------------------------------------------------
                                                                  UNITS                                             ACCUMULATION
                                                               OUTSTANDING                                           UNIT VALUE
                                                               DECEMBER 31,     UNITS        UNITS       UNITS      DECEMBER 31,
                                                      YEAR      PRIOR YEAR      ISSUED     REDEEMED   OUTSTANDING    YEAR END
                                                      ----     ------------     -------    --------   -----------   ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
  Social Small Cap Growth Portfolio                   2004            1,703       8,892      (2,012)        8,583   $      12.44
                                                      2003              857       1,509        (663)        1,703          11.39
DREYFUS VARIABLE INVESTMENT FUND SUBACCOUNTS:
  Developing Leaders Portfolio (1)                    2004          101,726      27,463     (18,590)      110,599          11.02
                                                      2003           67,344      43,664      (9,282)      101,726          10.04

  Quality Bond Portfolio                              2004          125,540      33,481     (28,594)      130,427          11.46
                                                      2003           76,425      67,196     (18,081)      125,540          11.25
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
SUBACCOUNT:
  Socially Responsible Growth Fund                    2004            4,912       2,002         (34)        6,880           7.71
                                                      2003            4,688         675        (451)        4,912           7.36
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
SUBACCOUNTS:
  Growth Portfolio                                    2004          293,205     214,323     (33,894)      473,634           8.17
                                                      2003          217,954     106,169     (30,918)      293,205           8.00

  Index 500 Portfolio                                 2004          321,666     144,814     (37,578)      428,902           9.77
                                                      2003          208,283     134,453     (21,070)      321,666           8.95

  Mid Cap Portfolio                                   2004           65,624      43,703     (12,766)       96,561          15.57
                                                      2003           39,859      31,172      (5,407)       65,624          12.62
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST SUBACCOUNTS:
  Small - Mid Cap Growth Securities Fund (2)          2004           56,806      23,263      (7,545)       72,524           9.91
                                                      2003           38,928      23,333      (5,455)       56,806           8.99

  Global Asset Allocation Fund                        2004           14,368      25,178      (9,591)       29,955          12.98
                                                      2003            4,745      10,134        (511)       14,368          11.35

  Developing Markets Securities Fund                  2004           10,556      33,557      (3,192)       40,921          11.61
                                                      2003            6,996       4,094        (534)       10,556           9.42
GOLDMAN SACHS VARIABLE INSURANCE TRUST
SUBACCOUNTS:
  Capital Growth Fund                                 2004          242,109     125,927     (29,667)      338,369           8.85
                                                      2003          174,176      90,533     (22,600)      242,109           8.20

  CORE Small Cap Equity Fund                          2004            4,301       6,252        (179)       10,374          14.31
                                                      2003              563       3,743          (5)        4,301          12.44

  Mid Cap Value Fund                                  2004          136,454      68,634     (16,842)      188,246          15.87
                                                      2003          104,517      45,938     (14,001)      136,454          12.75
JANUS ASPEN SERIES SUBACCOUNTS:
  Mid Cap Growth Portfolio (Service Shares) (3)       2004           64,204       8,148      (5,733)       66,619           8.70
                                                      2003           64,300       8,075      (8,171)       64,204           7.31

  Balanced Portfolio (Service Shares)                 2004          135,809      32,499     (17,029)      151,279          10.74
                                                      2003           53,722     102,478     (20,391)      135,809          10.03

  Forty Portfolio (Institutional Shares) (4)          2004          960,133     126,642     (89,460)      997,315           6.16
                                                      2003          899,533     228,606    (168,006)      960,133           5.27

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                            INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                                 STANDARD BENEFIT UNIT ACTIVITY DURING:
                                                      -----------------------------------------------------------
                                                                   UNITS                                            ACCUMULATION
                                                                OUTSTANDING                                          UNIT VALUE
                                                                DECEMBER 31,      UNITS     UNITS        UNITS      DECEMBER 31,
                                                      YEAR      PRIOR YEAR       ISSUED    REDEEMED   OUTSTANDING     YEAR END
                                                      ----     ------------     -------    --------   -----------   ------------
PIMCO VARIABLE INSURANCE TRUST SUBACCOUNTS:
  Foreign Bond Portfolio (U.S. Dollar Hedged) (5)     2004          109,701      59,903     (21,236)      148,368   $      12.67
                                                      2003           74,980      46,461     (11,740)      109,701          12.14

  Low Duration Portfolio                              2004          201,042      55,575     (27,800)      228,817          12.10
                                                      2003          162,980      62,414     (24,352)      201,042          12.02
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
  Bond Portfolio                                      2004          158,299      60,343     (25,576)      193,066          12.99
                                                      2003          122,173      50,443     (14,317)      158,299          12.47

  Global Discovery Portfolio                          2004          105,280      47,634     (14,455)      138,459          12.03
                                                      2003           75,586      40,011     (10,317)      105,280           9.86

  Growth and Income Portfolio                         2004          295,619      25,764     (30,502)      290,881           8.56
                                                      2003          289,129      30,126     (23,636)      295,619           7.86

  International Portfolio                             2004          377,275     117,714     (47,530)      447,459           6.33
                                                      2003          329,627      87,016     (39,368)      377,275           5.49

  Money Market Portfolio                              2004           96,892      31,447     (59,466)       68,873          10.65
                                                      2003           84,268      48,659     (36,035)       96,892          10.68
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
  Government & Agency Securities Portfolio (6)        2004          253,601      12,819     (52,926)      213,494          12.76
                                                      2003          217,364      74,192     (37,955)      253,601          12.44

  High Income Portfolio                               2004          121,917      62,781     (15,655)      169,043          12.47
                                                      2003           86,527      57,273     (21,883)      121,917          11.22

  Small Cap Growth Portfolio                          2004           40,822      17,407      (9,004)       49,225           4.33
                                                      2003           38,860       4,257      (2,295)       40,822           3.94

  Dreman High Return Equity Portfolio                 2004          401,562     106,624     (40,952)      467,234          16.19
                                                      2003          362,498      81,948     (42,884)      401,562          14.36
WM VARIABLE TRUST - EQUITY FUNDS SUBACCOUNTS:
Equity Income Fund                                    2004           87,065     118,254     (15,992)      189,327          13.35
                                                      2003           37,430      51,903      (2,268)       87,065          11.36

  Mid Cap Stock Fund                                  2004           53,771      45,503      (5,091)       94,183          13.29
                                                      2003           38,932      19,000      (4,161)       53,771          11.76

  Small Cap Growth Fund (7)                           2004           50,971      68,755     (14,944)      104,782           8.76
                                                      2003           41,904      18,441      (9,374)       50,971           8.48
WM VARIABLE TRUST - STRATEGIC ASSET
MANAGEMENT SUBACCOUNTS:
  Balanced Portfolio                                  2004          426,553     678,007     (99,222)    1,005,338          13.22
                                                      2003           69,138     402,731     (45,316)      426,553          12.18

  Conservative Balanced Portfolio                     2004           82,447     164,443     (29,728)      217,162          12.51
                                                      2003            3,339     113,679     (34,571)       82,447          11.73

  Conservative Growth Portfolio                       2004          246,683     403,435     (77,918)      572,200          13.90
                                                      2003           41,555     210,107      (4,979)      246,683          12.60

  Flexible Income Portfolio                           2004           74,864     236,324     (19,229)      291,959          12.03
                                                      2003           20,733      58,347      (4,216)       74,864          11.45

  Strategic Growth Portfolio                          2004          155,340     348,529     (26,713)      477,156          14.36
                                                      2003           13,017     154,643     (12,320)      155,340          12.91

----------
(1)   Formerly named Dreyfus Small Cap Portfolio

(2)   Formerly named Franklin Small Cap Fund

(3)   Formerly named Janus Aggressive Growth Portfolio

(4)   Formerly named Janus Capital Appreciation Portfolio

(5)   Formerly named PIMCO Foreign Bond Portfolio

(6)   Formerly named Scudder Government Securities Portfolio

(7)   Formerly named WM Small Cap Stock Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                            INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                          GUARANTEED MINIMUM DEATH BENEFIT UNIT ACTIVITY DURING:
                                                      -----------------------------------------------------------
                                                                  UNITS                                             ACCUMULATION
                                                               OUTSTANDING                                           UNIT VALUE
                                                               DECEMBER 31,       UNITS      UNITS       UNITS      DECEMBER 31,
                                                      YEAR      PRIOR YEAR       ISSUED    REDEEMED   OUTSTANDING     YEAR END
                                                      ----     ------------     -------    --------   -----------   ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
   Social Small Cap Growth Portfolio                  2004            8,001       5,066      (1,354)       11,713   $      12.32
                                                      2003            7,406       2,251      (1,656)        8,001          11.31
DREYFUS VARIABLE INVESTMENT FUND SUBACCOUNTS:
   Developing Leaders Portfolio (1)                   2004           51,655      16,746      (5,873)       62,528          10.92
                                                      2003           35,263      21,608      (5,216)       51,655           9.97

   Quality Bond Portfolio                             2004           60,959      17,655      (5,859)       72,755          11.35
                                                      2003           34,023      41,705     (14,769)       60,959          11.17
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
 SUBACCOUNT:
   Socially Responsible Growth Fund                   2004            1,750         409          (1)        2,158           7.64
                                                      2003              660       1,091          (1)        1,750           7.31
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
   Growth Portfolio                                   2004          205,693      80,648     (22,448)      263,893           8.10
                                                      2003          133,546      95,554     (23,407)      205,693           7.95

   Index 500 Portfolio                                2004          178,608      68,992     (27,476)      220,124           9.69
                                                      2003          103,863      90,465     (15,720)      178,608           8.89

   Mid Cap Portfolio                                  2004           45,317      24,399      (5,492)       64,224          15.43
                                                      2003           35,104      15,092      (4,879)       45,317          12.54
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST SUBACCOUNTS:
   Small - Mid Cap Growth Securities Fund (2)         2004           39,060      10,307      (5,015)       44,352           9.82
                                                      2003           19,260      24,635      (4,835)       39,060           8.94

   Global Asset Allocation Fund                       2004            2,605       4,485      (1,561)        5,529          12.86
                                                      2003              771       1,976        (142)        2,605          11.27

   Developing Markets Securities Fund                 2004            4,484      19,293      (7,031)       16,746          11.48
                                                      2003            2,817       1,671          (4)        4,484           9.33
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
   Capital Growth Fund                                2004          190,296      52,212     (22,005)      220,503           8.77
                                                      2003          101,297     104,085     (15,086)      190,296           8.15

   CORE Small Cap Equity Fund                         2004            1,127       5,606      (1,039)        5,694          14.18
                                                      2003              831         962        (666)        1,127          12.36

   Mid Cap Value Fund                                 2004           84,769      29,144     (12,439)      101,474          15.72
                                                      2003           58,139      36,588      (9,958)       84,769          12.67
JANUS ASPEN SERIES SUBACCOUNTS:
   Mid Cap Growth Portfolio (Service Shares) (3)      2004           12,401       8,781      (8,833)       12,349           8.62
                                                      2003           13,727         698      (2,024)       12,401           7.26

   Balanced Portfolio (Service Shares)                2004           25,044      24,348      (4,417)       44,975          10.65
                                                      2003           13,919      11,913        (788)       25,044           9.97

   Forty Portfolio (Institutional Shares) (4)         2004          479,338      49,563     (47,635)      481,266           6.09
                                                      2003          362,959     147,539     (31,160)      479,338           5.22

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                            INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                          GUARANTEED MINIMUM DEATH BENEFIT UNIT ACTIVITY DURING:
                                                      -----------------------------------------------------------
                                                                  UNITS                                             ACCUMULATION
                                                               OUTSTANDING                                           UNIT VALUE
                                                               DECEMBER 31,      UNITS      UNITS        UNITS      DECEMBER 31,
                                                      YEAR      PRIOR YEAR       ISSUED    REDEEMED   OUTSTANDING     YEAR END
                                                      ----     ------------     -------    --------   -----------   ------------
PIMCO VARIABLE INSURANCE TRUST SUBACCOUNTS:
   Foreign Bond Portfolio (U.S. Dollar Hedged) (5)    2004           93,157      30,758     (11,276)      112,639   $      12.52
                                                      2003           44,441      54,911      (6,195)       93,157          12.03

   Low Duration Portfolio                             2004          177,065      40,809     (22,160)      195,714          11.96
                                                      2003          117,755      69,122      (9,812)      177,065          11.91
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                                     2004          134,250      35,769      (9,526)      160,493          12.84
                                                      2003           89,724      50,651      (6,125)      134,250          12.36

   Global Discovery Portfolio                         2004           76,628      21,033     (10,612)       87,049          11.92
                                                      2003           43,912      45,668     (12,952)       76,628           9.80

   Growth and Income Portfolio                        2004          104,327      11,070      (4,836)      110,561           8.46
                                                      2003          107,191       4,943      (7,807)      104,327           7.79

   International Portfolio                            2004          231,334      48,402     (30,770)      248,966           6.25
                                                      2003          162,818      93,131     (24,615)      231,334           5.44

   Money Market Portfolio                             2004           29,182       8,623      (5,791)       32,014          10.53
                                                      2003           23,908       6,091        (817)       29,182          10.58
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Government & Agency Securities Portfolio (6)       2004          129,476       8,323     (23,001)      114,798          12.61
                                                      2003          115,998      38,819     (25,341)      129,476          12.33

   High Income Portfolio                              2004           99,919      29,172     (11,741)      117,350          12.33
                                                      2003           50,929      56,285      (7,295)       99,919          11.12

   Small Cap Growth Portfolio                         2004           23,094       5,279      (3,783)       24,590           4.28
                                                      2003           23,977         804      (1,687)       23,094           3.91

   Dreman High Return Equity Portfolio                2004          240,043      40,673     (26,363)      254,353          16.00
                                                      2003          173,734      93,741     (27,432)      240,043          14.23
WM VARIABLE TRUST - EQUITY FUNDS SUBACCOUNTS:
   Equity Income Fund                                 2004           52,271      67,240     (14,738)      104,773          13.22
                                                      2003           39,763      15,789      (3,281)       52,271          11.29

   Mid Cap Stock Fund                                 2004           31,405       9,312      (2,836)       37,881          13.17
                                                      2003           24,445       9,069      (2,109)       31,405          11.69

   Small Cap Growth Fund (7)                          2004           34,669      12,904      (8,049)       39,524           8.68
                                                      2003           25,971      14,266      (5,568)       34,669           8.42
WM VARIABLE TRUST - STRATEGIC ASSET
 MANAGEMENT SUBACCOUNTS:
   Balanced Portfolio                                 2004          269,540     441,963     (35,733)      675,770          13.15
                                                      2003            2,826     278,806     (12,092)      269,540          12.14

   Conservative Balanced Portfolio                    2004           31,926      66,938      (7,819)       91,045          12.44
                                                      2003              137      31,790          (1)       31,926          11.70

   Conservative Growth Portfolio                      2004          171,317     284,076     (55,113)      400,280          13.82
                                                      2003           11,487     163,270      (3,440)      171,317          12.56

   Flexible Income Portfolio                          2004           11,784      72,594      (7,308)       77,070          11.96
                                                      2003              431      11,365         (12)       11,784          11.42

   Strategic Growth Portfolio                         2004          113,016     202,434     (12,560)      302,890          14.28
                                                      2003                -     114,662      (1,646)      113,016          12.87

----------
(1)   Formerly named Dreyfus Small Cap Portfolio

(2)   Formerly named Franklin Small Cap Fund

(3)   Formerly named Janus Aggressive Growth Portfolio

(4)   Formerly named Janus Capital Appreciation Portfolio

(5)   Formerly named PIMCO Foreign Bond Portfolio

(6)   Formerly named Scudder Government Securities Portfolio

(7)   Formerly named WM Small Cap Stock Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                             INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                          GUARANTEED RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                                      --------------------------------------------------------------
                                                                  UNITS                                             ACCUMULATION
                                                               OUTSTANDING                                           UNIT VALUE
                                                               DECEMBER 31,      UNITS       UNITS       UNITS      DECEMBER 31,
                                                      YEAR      PRIOR YEAR       ISSUED    REDEEMED   OUTSTANDING     YEAR END
                                                      ----     ------------     -------    --------   -----------   ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
   Social Small Cap Growth Portfolio                  2004           13,094       1,004      (2,234)       11,864   $      12.32
                                                      2003            9,608       4,891      (1,405)       13,094          11.31
DREYFUS VARIABLE INVESTMENT FUND SUBACCOUNTS:
   Developing Leaders Portfolio (1)                   2004           55,292       4,178      (7,593)       51,877          10.92
                                                      2003           40,684      17,666      (3,058)       55,292           9.97

   Quality Bond Portfolio                             2004           40,006       4,612      (6,400)       38,218          11.35
                                                      2003           32,462      11,012      (3,468)       40,006          11.17
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
 SUBACCOUNT:
   Socially Responsible Growth Fund                   2004            1,780         149          (5)        1,924           7.64
                                                      2003              419       1,366          (5)        1,780           7.31
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
   Growth Portfolio                                   2004          153,080      28,281     (18,182)      163,179           8.10
                                                      2003          114,805      47,358      (9,083)      153,080           7.95

   Index 500 Portfolio                                2004          154,547      20,649     (36,799)      138,397           9.69
                                                      2003           87,949      71,741      (5,143)      154,547           8.89

   Mid Cap Portfolio                                  2004           48,594       9,612      (4,238)       53,968          15.43
                                                      2003           33,214      19,333      (3,953)       48,594          12.54
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST SUBACCOUNTS:
   Small - Mid Cap Growth Securities Fund (2)         2004           31,298       3,138      (4,127)       30,309           9.82
                                                      2003           19,495      13,758      (1,955)       31,298           8.94

   Global Asset Allocation Fund                       2004            9,514       1,944          (5)       11,453          12.86
                                                      2003            5,387       5,420      (1,293)        9,514          11.27

   Developing Markets Securities Fund                 2004            4,568       2,438        (269)        6,737          11.48
                                                      2003            4,962         134        (528)        4,568           9.33
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
   Capital Growth Fund                                2004          134,837      15,522     (16,846)      133,513           8.77
                                                      2003           93,141      47,364      (5,668)      134,837           8.15

   CORE Small Cap Equity Fund                         2004               18           7           -            25          14.18
                                                      2003                -          18           -            18          12.36

   Mid Cap Value Fund                                 2004           72,166       5,858     (12,361)       65,663          15.72
                                                      2003           53,750      22,295      (3,879)       72,166          12.67
JANUS ASPEN SERIES SUBACCOUNTS:
   Mid Cap Growth Portfolio (Service Shares) (3)      2004           19,986       1,035      (2,340)       18,681           8.62
                                                      2003           18,159       3,544      (1,717)       19,986           7.26

   Balanced Portfolio (Service Shares)                2004           41,315       2,257      (5,605)       37,967          10.65
                                                      2003           30,406      13,167      (2,258)       41,315           9.97

   Forty Portfolio (Institutional Shares) (4)         2004          468,565      23,476     (55,555)      436,486           6.09
                                                      2003          433,505      86,110     (51,050)      468,565           5.22

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                             INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                          GUARANTEED RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                                      --------------------------------------------------------------
                                                                  UNITS                                             ACCUMULATION
                                                               OUTSTANDING                                           UNIT VALUE
                                                               DECEMBER 31,      UNITS      UNITS        UNITS      DECEMBER 31,
                                                      YEAR      PRIOR YEAR       ISSUED    REDEEMED   OUTSTANDING     YEAR END
                                                      ----     ------------     -------    --------   -----------   ------------
PIMCO VARIABLE INSURANCE TRUST SUBACCOUNTS:
   Foreign Bond Portfolio (U.S. Dollar Hedged) (5)    2004           45,773       6,482      (7,011)       45,244   $      12.52
                                                      2003           34,727      19,169      (8,123)       45,773          12.03

   Low Duration Portfolio                             2004           79,452      10,254     (15,999)       73,707          11.96
                                                      2003           77,018      17,480     (15,046)       79,452          11.91
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                                     2004           55,595       4,841     (10,200)       50,236          12.84
                                                      2003           65,163      11,037     (20,605)       55,595          12.36

   Global Discovery Portfolio                         2004           56,232       5,258      (8,096)       53,394          11.92
                                                      2003           39,585      21,050      (4,403)       56,232           9.80

   Growth and Income Portfolio                        2004          109,213       4,697     (13,703)      100,207           8.46
                                                      2003          127,689       5,657     (24,133)      109,213           7.79

   International Portfolio                            2004          192,950      14,663     (24,878)      182,735           6.25
                                                      2003          156,669      49,897     (13,616)      192,950           5.44

   Money Market Portfolio                             2004           18,177       1,777      (9,837)       10,117          10.53
                                                      2003           22,735       3,221      (7,779)       18,177          10.58
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Government & Agency Securities Portfolio (6)       2004           74,639       4,498     (10,112)       69,025          12.61
                                                      2003           83,215      14,284     (22,860)       74,639          12.33

   High Income Portfolio                              2004           56,243       4,899      (9,762)       51,380          12.33
                                                      2003           47,529      15,479      (6,765)       56,243          11.12

   Small Cap Growth Portfolio                         2004           39,739       2,138      (5,535)       36,342           4.28
                                                      2003           33,002      11,891      (5,154)       39,739           3.91

   Dreman High Return Equity Portfolio                2004          206,003      13,535     (26,452)      193,086          16.00
                                                      2003          178,311      48,216     (20,524)      206,003          14.23
WM VARIABLE TRUST - EQUITY FUNDS SUBACCOUNTS:
   Equity Income Fund                                 2004           28,673      10,794        (999)       38,468          13.22
                                                      2003           19,869      10,627      (1,823)       28,673          11.29

   Mid Cap Stock Fund                                 2004           28,636       3,421      (2,565)       29,492          13.17
                                                      2003           24,787       6,147      (2,298)       28,636          11.69

   Small Cap Growth Fund (7)                          2004           23,193       2,757      (2,955)       22,995           8.68
                                                      2003           25,051       2,584      (4,442)       23,193           8.42
WM VARIABLE TRUST - STRATEGIC ASSET
 MANAGEMENT SUBACCOUNTS:
   Balanced Portfolio                                 2004           87,950      10,040      (8,539)       89,451          13.15
                                                      2003           26,291      73,704     (12,045)       87,950          12.14

   Conservative Balanced Portfolio                    2004           43,826         606          (5)       44,427          12.44
                                                      2003              298      50,331      (6,803)       43,826          11.70

   Conservative Growth Portfolio                      2004          136,316      42,092      (5,168)      173,240          13.82
                                                      2003            3,755     132,572         (11)      136,316          12.56

   Flexible Income Portfolio                          2004            5,254         438        (643)        5,049          11.96
                                                      2003            2,628       5,530      (2,904)        5,254          11.42

   Strategic Growth Portfolio                         2004           86,769      25,064      (2,840)      108,993          14.28
                                                      2003            3,532      90,958      (7,721)       86,769          12.87

----------
(1)   Formerly named Dreyfus Small Cap Portfolio

(2)   Formerly named Franklin Small Cap Fund

(3)   Formerly named Janus Aggressive Growth Portfolio

(4)   Formerly named Janus Capital Appreciation Portfolio

(5)   Formerly named PIMCO Foreign Bond Portfolio

(6)   Formerly named Scudder Government Securities Portfolio

(7)   Formerly named WM Small Cap Stock Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                   INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH GUARANTEED MINIMUM
                                                     DEATH BENEFIT AND RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                                   --------------------------------------------------------------------
                                                              UNITS                                                    ACCUMULATION
                                                           OUTSTANDING                                                  UNIT VALUE
                                                           DECEMBER 31,      UNITS         UNITS          UNITS        DECEMBER 31,
                                                   YEAR     PRIOR YEAR      ISSUED        REDEEMED      OUTSTANDING     YEAR END
                                                   ----    ------------     ------        --------      -----------    -------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
  Social Small Cap Growth Portfolio                2004             582            39           (27)            594    $      12.21
                                                   2003             639            61          (118)            582           11.24
DREYFUS VARIABLE INVESTMENT FUND
 SUBACCOUNTS:
  Developing Leaders Portfolio (1)                 2004          33,561         3,133        (3,373)         33,321           10.82
                                                   2003          25,483        13,298        (5,220)         33,561            9.90

  Quality Bond Portfolio                           2004          33,330         4,135        (3,786)         33,679           11.25
                                                   2003          28,351        28,742       (23,763)         33,330           11.10
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
 SUBACCOUNT:
  Socially Responsible Growth Fund                 2004             456             -             -             456            7.57
                                                   2003             501           115          (160)            456            7.26
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
  Growth Portfolio                                 2004         101,562        12,593        (8,937)        105,218            8.02
                                                   2003          85,554        34,750       (18,742)        101,562            7.90

  Index 500 Portfolio                              2004          95,862         9,989       (19,254)         86,597            9.60
                                                   2003          82,224        28,774       (15,136)         95,862            8.83

  Mid Cap Portfolio                                2004          19,403         5,212        (2,282)         22,333           15.29
                                                   2003          16,795         5,850        (3,242)         19,403           12.46
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST SUBACCOUNTS:
  Small - Mid Cap Growth Securities Fund (2)       2004          22,840         2,037        (2,070)         22,807            9.73
                                                   2003          14,417        12,515        (4,092)         22,840            8.88

  Global Asset Allocation Fund                     2004           6,471         2,002        (4,390)          4,083           12.75
                                                   2003           4,702         1,898          (129)          6,471           11.20

  Developing Markets Securities Fund               2004             484         4,380        (4,072)            792           11.34
                                                   2003             485             -            (1)            484            9.25
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
  Capital Growth Fund                              2004          92,132         9,291        (8,162)         93,261            8.69
                                                   2003          69,647        39,541       (17,056)         92,132            8.09

  CORE Small Cap Equity Fund                       2004             101             -          (101)              -           14.05
                                                   2003               -           101             -             101           12.28

  Mid Cap Value Fund                               2004          56,938         3,099        (5,847)         54,190           15.58
                                                   2003          41,017        23,979        (8,058)         56,938           12.58
JANUS ASPEN SERIES SUBACCOUNTS:
  Mid Cap Growth Portfolio (Service Shares) (3)    2004          20,027         1,891        (4,197)         17,721            8.55
                                                   2003          20,764         3,428        (4,165)         20,027            7.21

  Balanced Portfolio (Service Shares)              2004           5,730         2,925          (328)          8,327           10.55
                                                   2003          27,292         1,086       (22,648)          5,730            9.90

  Forty Portfolio (Institutional Shares) (4)       2004         351,304        24,685       (69,398)        306,591            6.02
                                                   2003         329,944        77,528       (56,168)        351,304            5.17

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.    UNITS ISSUED AND REDEEMED (CONTINUED)

                                                    INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH GUARANTEED MINIMUM
                                                    DEATH BENEFIT AND RETIREMENT INCOME BENEFIT UNIT ACTIVITY DURING:
                                                    --------------------------------------------------------------------
                                                              UNITS                                                    ACCUMULATION
                                                           OUTSTANDING                                                  UNIT VALUE
                                                           DECEMBER 31,      UNITS          UNITS          UNITS       DECEMBER 31,
                                                    YEAR    PRIOR YEAR       ISSUED       REDEEMED      OUTSTANDING      YEAR END
                                                    ----   -----------       ------       --------      -----------    -------------
PIMCO VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
  Foreign Bond Portfolio (U.S. Dollar Hedged)(5)    2004         35,533         4,225        (4,515)         35,243    $      12.37
                                                    2003         27,243        15,754        (7,464)         35,533           11.92

  Low Duration Portfolio                            2004         60,313        10,547        (9,814)         61,046           11.82
                                                    2003         61,262        16,760       (17,709)         60,313           11.80
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
  Bond Portfolio                                    2004         43,635         2,927        (6,588)         39,974           12.69
                                                    2003         41,188        15,165       (12,718)         43,635           12.24

  Global Discovery Portfolio                        2004         37,356         6,782        (8,568)         35,570           11.81
                                                    2003         29,700        16,776        (9,120)         37,356            9.73

  Growth and Income Portfolio                       2004         98,630         8,016       (19,394)         87,252            8.36
                                                    2003        112,399         5,598       (19,367)         98,630            7.71

  International Portfolio                           2004        143,978        11,792       (19,630)        136,140            6.18
                                                    2003        130,883        38,946       (25,851)        143,978            5.39

  Money Market Portfolio                            2004         11,447           378        (1,377)         10,448           10.40
                                                    2003         11,324         3,482        (3,359)         11,447           10.48
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
  Government & Agency Securities Portfolio (6)      2004         62,801         5,097        (8,139)         59,759           12.46
                                                    2003         71,151         9,197       (17,547)         62,801           12.21

  High Income Portfolio                             2004         38,135         3,540        (5,033)         36,642           12.18
                                                    2003         33,322        15,893       (11,080)         38,135           11.02

  Small Cap Growth Portfolio                        2004         17,566         1,275       (11,940)          6,901            4.23
                                                    2003         17,074         2,043        (1,551)         17,566            3.87

  Dreman High Return Equity Portfolio               2004        150,595        11,608       (20,270)        141,933           15.82
                                                    2003        142,384        35,899       (27,688)        150,595           14.10
WM VARIABLE TRUST - EQUITY FUNDS SUBACCOUNTS:
  Equity Income Fund                                2004         16,114         7,960        (1,413)         22,661           13.11
                                                    2003         15,898         4,116        (3,900)         16,114           11.21

  Mid Cap Stock Fund                                2004         24,291         2,545        (2,702)         24,134           13.05
                                                    2003         22,458         6,017        (4,184)         24,291           11.61

  Small Cap Growth Fund (7)                         2004         28,251         5,084        (5,100)         28,235            8.60
                                                    2003         33,573         3,090        (8,412)         28,251            8.37
WM VARIABLE TRUST - STRATEGIC ASSET
 MANAGEMENT SUBACCOUNTS:
  Balanced Portfolio                                2004        116,744        28,406       (28,895)        116,255           13.07
                                                    2003         22,513        98,503        (4,272)        116,744           12.10

  Conservative Balanced Portfolio                   2004         16,293         7,553            (1)         23,845           12.37
                                                    2003         10,400         5,901            (8)         16,293           11.66

  Conservative Growth Portfolio                     2004        139,327        23,275        (4,975)        157,627           13.74
                                                    2003          8,342       138,509        (7,524)        139,327           12.52

  Flexible Income Portfolio                         2004          5,131         2,613            (8)          7,736           11.89
                                                    2003          2,958         2,283          (110)          5,131           11.38

  Strategic Growth Portfolio                        2004         66,868        13,888       (17,080)         63,676           14.20
                                                    2003         12,346        57,710        (3,188)         66,868           12.83

----------
(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Franklin Small Cap Fund

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named Janus Capital Appreciation Portfolio

(5) Formerly named PIMCO Foreign Bond Portfolio

(6) Formerly named Scudder Government Securities Portfolio

(7) Formerly named WM Small Cap Stock Portfolio

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

      (a) FINANCIAL STATEMENTS

            All required financial statements are included in Part B of this Registration Statement.

      (b) EXHIBITS

            (1) Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the "Company") authorizing establishment of Farmers Annuity Separate Account A (the "Separate Account").(1)

            (2)   Not applicable.

            (3)   (a)   Distribution Agreement between Farmers New World Life
                        Insurance Company and Investors Brokerage Services,
                        Inc.(2)

                  (b) Investors Brokerage Services, Inc. Registered Representative Agreement.(2)

                  (c) Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(3)

                  (d) Farmers Financial Solutions, LLC Registered Representative Agreement.(3)

                  (e) Form of Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(9)

            (4)   (a)   Revised Form of Contract for the Individual Flexible
                        Premium Variable Annuity.(2)

                  (b)   Revised Guaranteed Minimum Death Benefit Rider.(2)

                  (c)   Revised Guaranteed Retirement Income Benefit Rider.(2)

                  (d)   Waiver of Surrender Charge Rider - Terminal Illness.(2)

                  (e)   Waiver of Surrender Charge Rider - Nursing Care.(2)

                  (f) Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider.(4 8)

                  (g)   Individual Retirement Annuity Amendment Rider.(4 8)

                  (h)   Roth Individual Retirement Annuity Endorsement.(4 8)

                  (i) Final Contract for the Individual Flexible Premium Variable Annuity.(9)

                  (j)   Revised Variable Contract Facing Page (2004).(10)

            (5)   (a)   Form of Application for the Individual Flexible Premium
                        Variable Annuity.(2)

                  (b)   Form of Variable Policy Application Supplement.(5)

                  (c)   Revised Variable Policy Application Supplement.(4 6)

                  (d)   Revised Variable Policy Application Supplement
                        (2004).(9)

            (6)   (a)   Articles of Incorporation of Farmers New World Life
                        Insurance Company.(7)

                  (b)   By-Laws of Farmers New World Life Insurance Company.(7)

            (7)   Not applicable.

            (8)   (a)   Participation Agreement among Kemper Variable Series,
                        Scudder Kemper Investments, Inc., Kemper Distributors,
                        Inc. and Farmers New World Life Insurance Company.(5)

                  (b) Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(5)

                  (c) Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company.(5)

                  (d) Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(5)

                  (e) Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(5)

                  (f) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(2)

                  (g) Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

                  (h) Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

                  (i) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

                  (j) Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

                  (k) Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(3)

                  (l) Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(3)

                  (m) Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company.(3)

                  (n) Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.(3)

                  (o) Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company.(3)

                  (p) Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(3)

                  (q) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.(3)

                  (r) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(3)

                  (s) Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(6)

                  (t) Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001.(6)

                  (u) Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(4)

                  (v) Form of Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(10)

            (9)   Opinion and Consent of Debra P. Rezabek, Esquire.(10)

            (10)  (a) Consent of Sutherland Asbill & Brennan LLP.(10)

                  (b)   (i) Consent of PricewaterhouseCoopers LLP.(10)

                        (ii)  Consent of Deloitte & Touche LLP.(8)

            (11)  No financial statements will be omitted from Item (23).

            (12)  Not applicable.

            (13)  Schedule of Performance Computations.(5 3)

            (14)  Not applicable.

            (15)  Powers of Attorney.(1 3 4 9)

----------
(1) Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 13, 1999 (File Nos. 333-85183 and 811-09547).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on November 15, 1999 (File Nos. 333-85183 and 811-09547).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2001 (File Nos. 333-85183 and 811-09547).

(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 27, 2002 (File Nos. 333-85183 and 811-09547).

(5) Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 21, 2000 (File Nos. 333-85183 and 811-09547).

(6) Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2002 (File Nos. 333-85183 and 811-09547).

(7) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC on July 29, 1999 (File No. 333-84023).

(8) Incorporated herein by reference to Post-Effective Amendment No. 5 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).

(9) Incorporated herein by reference to Post-Effective Amendment No. 6 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2004 (File Nos. 333-85183 and 811-09547).

(10)  Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF FARMERS NEW WORLD LIFE INSURANCE COMPANY


Name and Principal Business Address                 Position and Office with Depositor
-----------------------------------                 ----------------------------------
Jerry J. Carnahan(1)                            Director
Martin D. Feinstein(1)                          Chairman of the Board and Director
Paul N. Hopkins(1)                              Director
Michael W. Keller(2)                            Chief Marketing Officer, Vice President and
                                                Director
Ryan R. Larson(2)                               Vice President, Chief Actuary, Acting Chief
                                                Financial Officer and Director
C. Paul Patsis(2)                               President, Chief Executive Officer and Director
James I. Randolph(2)                            Vice President, Assistant Secretary and Director
Gary R. Severson(3)                             Director
John F. Sullivan, Jr.(4)                        Director
Peter Eckert(5)                                 Director
Debra P. Rezabek(2)                             Corporate Secretary, Vice President and General
                                                Counsel
Leeann G. Badgett(2)                            Assistant Treasurer
Gerald A. Dulek(1)                              Assistant Vice President
Laszlo G. Heredy(1)                             Chief Investment Officer and Vice President
Doren E. Hohl(1)                                Assistant Secretary
Paul F. Hott(2)                                 Assistant Vice President
Peter A. Klute(1)                               Assistant Treasurer
Deborah M. Kusaka(2)                            Assistant Treasurer
Hubert L. Mountz(1)                             Assistant Treasurer
Dennis J. A. Nibbe(2)                           Assistant Treasurer
Hakeem Olanrewaju(2)                            Assistant Treasurer
John R. Patton(2)                               Assistant Vice President and Assistant Secretary
Richard L. Russell, Jr.(1)                      Assistant Secretary
Kathryn M. Trepinski(1)                         Assistant Secretary
Pierre C. Wauthier(1)                           Vice President and Assistant Treasurer


James P. Brennan, Sr., Esq. serves as the Chief Compliance Officer for the Registrant.(2)

----------
(1) The principal business address is 4680 Wilshire Boulevard, Los Angeles, CA 90010.

(2) The principal business address is 3003 - 77th Ave. SE, Mercer Island, WA 98040.

(3)   The principal business address is 801 2nd Ave., Seattle, WA 98104.

(4)   The principal business address is 1201 3rd Ave., #3390, Seattle, WA 98101.

(5)   The principal business address is Mythenquai 2, 8022 Zurich, Switzerland.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT-

ORGANIZATIONS AFFILIATED WITH ZURICH FINANCIAL SERVICES

                  COMPANY                                   DOMICILED                 OWNERSHIP                            %
                  -------                                   ---------                 ---------                         ------
Aktiengesellschaft Assuricum                                Switzerland  Zurich Insurance Company                        99.60
Allied Zurich Holdings Limited                              CI           Zurich Group Holding                           100.00
Allied Zurich PLC                                           UK           Zurich Financial Services                      100.00
American Guarantee & Liability Insurance Co.                NY           Zurich American Insurance Company              100.00
American Zurich Insurance Company                           IL           Steadfast Insurance Company                    100.00
Assurance Company of America                                NY           Maryland Casualty Company                      100.00
BG Investments Ltd.                                         BDA          Aktiengesellschaft Assuricum                    04.58
BG Investments Ltd.                                         BDA          Zurich Insurance Company                        95.42
Centre Financial Services Holdings Limited                  BDA          Centre Group Holdings Limited                  100.00
Centre Group Holdings (US) Limited                          DE           Centre Reinsurance Limited                     100.00
Centre Group Holdings Limited                               BDA          CMSH Limited                                   100.00
Centre Insurance Company                                    DE           Centre Solutions Holdings (Delaware) Limited   100.00
Centre Life Insurance Company                               MA           Centre Solutions (US) Limited                  100.00
Centre Reinsurance (US) Limited                             BDA          Centre Reinsurance Holdings (Delaware) Limited 100.00
Centre Reinsurance Holdings (Delaware) Limited              DE           Orange Stone Reinsurance                       100.00
Centre Reinsurance Limited                                  BDA          Centre Solutions (Bermuda) Limited             100.00
Centre Solutions (Bermuda) Limited                          BDA          Centre Group Holdings Limited                  100.00
Centre Solutions (US) Limited                               BDA          Centre Group Holdings (US) Limited             100.00
Centre Solutions Holdings (Delaware) Limited                DE           Centre Solutions (US) Limited                  100.00
CMSH Limited                                                BDA          Zurich Insurance Company                        64.70
CMSH Limited                                                BDA          Zurich International (Bermuda) Ltd.             35.30
Colonial American Casualty & Surety Co.                     MD           Fidelity & Deposit Company of Maryland         100.00
Constellation Reinsurance Company                           NY           Centre Reinsurance Holdings (Delaware)Limited  100.00
Crown Management Services Limited                           DE           Orange Stone Holdings                          100.00
Daniels-Head Insurance Services, Inc.                       TX           Daniels Head Management                        100.00
Daniels Head Management                                     TX           Specialty Producer Group, Inc.                 100.00
Disability Management Services, Inc.                        CT           Centre Reinsurance Limited                      40.00
Diversified Specialty Risk                                  TX           American Guarantee & Liability Insurance Co.   100.00
Empire Fire & Marine Insurance Company                      NE           Zurich American Insurance Company              100.00
Empire Indemnity Insurance Company                          OK           Zurich American Insurance Company              100.00
Empire Management Services, Inc.                            NE           Empire Fire & Marine Insurance Company         100.00
Farmers Group, Inc.                                         NV           Zurich Group Holding                           86.625
Farmers Group, Inc.                                         NV           Allied Zurich Holdings Limited                  10.00
Farmers Group, Inc.                                         NV                                                          03.375
Farmers New World Life Insurance Company                    WA           Farmers Group, Inc.                            100.00
Farmers Reinsurance Company                                 CA           Farmers Group, Inc.                            100.00
Fidelity & Deposit Company of Maryland                      MD           Zurich American Insurance Company              100.00
Fire Underwriters Association                               CA           Farmers Group, Inc.                            100.00
Kemper Corporation                                          DE           Zurich Holding Company of America              100.00
Kemper Investors Life Insurance Company                     IL           Kemper Corporation                             100.00
Kemper Portfolio Corp.                                      DE           Kemper Corporation                             100.00
Kemper Real Estate Management Co.                           DE           Kemper Corporation                             100.00
Keswick Realty, Inc.                                        IL           Zurich Services Corporation                    100.00
KFC Portfolio Corp.                                         DE           Kemper Corporation                             100.00
Maine Bonding and Casualty Co.                              ME           Maryland Casualty Company                      100.00
Maryland Casualty Company                                   MD           Zurich American Insurance Company              100.00

                  COMPANY                                   DOMICILED                     OWNERSHIP                        %
                  -------                                   ---------                     ---------                     ------
Maryland Insurance Company                                  TX           Maryland Casualty Company                      100.00
Minnesota Marketing Center                                  MN           Empire Fire & Marine Insurance Company         100.00
National Standard Insurance Company                         TX           Maryland Casualty Company                      100.00
Northern Insurance Company of New York                      NY           Maryland Casualty Company                      100.00
Orange Stone Holdings                                       IRE          CMSH Limited                                   100.00
Orange Stone Reinsurance                                    IRE          Crown Management Services Limited              100.00
Risk Enterprise Management Limited                          DE           Zurich Insurance Company                       100.00
Robert Hampson, Inc.                                        CN           Zurich Holding Company of America              100.00
Specialty Producer Group II                                 DE           Zurich Holding Company of America              100.00
Specialty Producer Group, Inc.                              DE           American Guarantee & Liability Insurance Co.    79.00
Steadfast Insurance Company                                 DE           Zurich American Insurance Company              100.00
THIC Holdings LLC                                           NH
Truck Underwriters Association                              CA           Farmers Group, Inc.                            100.00
Truckwriters, Inc.                                          NE           Empire Fire & Marine Insurance Company          80.00
Universal Underwriters Acceptance Corp.                     KS           Zurich Holding Company of America              100.00
Universal Underwriters Insurance Company                    KS           Zurich American Insurance Company              100.00
Universal Underwriters Insurance Services, Inc.             MA           Universal Underwriters Management Company      100.00
Universal Underwriters Insurance Services of   Alabama,
 Inc.                                                       AL           Universal Underwriters Management Company      100.00
Universal Underwriters Insurance Services of   Texas, Inc.  TX           Universal Underwriters Management Company      100.00
Universal Underwriters Life Ins. Co.                        KS           Universal Underwriters Insurance Company       100.00
Universal Underwriters Management Company                   KS           Zurich Holding Company of America              100.00
Universal Underwriters of Texas Ins. Co.                    TX           Universal Underwriters Insurance Company       100.00
Universal Underwriters Service Corp.                        MO           Zurich Holding Company of America              100.00
Universal Underwriters Service Corp. of Texas               TX           Zurich Holding Company of America              100.00
Valiant Insurance Company                                   IA           Maryland Casualty Company                      100.00
ZC Specialty Insurance Company                              TX           Centre Solutions (US) Limited                  100.00
ZC Sterling Corporation                                     DE           Centre Financial Services Holdings Limited      98.37
ZC Sterling Insurance Agency                                CA           ZC Sterling Corporation                        100.00
ZFSH, LLC                                                   DE           Zurich Holding Company of America              100.00
Zurich Agency Services, Inc.                                TX           Maryland Casualty Company                      100.00
Zurich American Brokerage, Inc.                             NY           Zurich Holding Company of America              100.00
Zurich American Insurance Company                           NY           Zurich Holding Company of America              100.00
Zurich American Insurance Company of Illinois               IL           American Zurich Insurance Company              100.00
Zurich Benefit Finance, LLC                                 DE           Zurich Holding Company of America              100.00
Zurich CZI Management, Ltd.                                 DE           Zurich Holding Company of America              100.00
Zurich CZI Management Holding, Ltd.                         DE           Zurich Holding Company of America              100.00
Zurich E&S Brokerage, Inc.                                  CA           Zurich American Insurance Company              100.00
Zurich Finance, USA                                         DE           Zurich Holding Company of America              100.00
Zurich Global Investment Advisors, LLC                      DE           Zurich Holding Company of America              100.00
Zurich Group Holding                                        Switzerland  Zurich Financial Services                       57.00
Zurich Group Holding                                        Switzerland  Allied Zurich PLC                               43.00
Zurich Holding Company of America                           DE           Zurich Insurance Company                        99.87
Zurich Holding Company of America                           DE           Crown Management Services Limited               00.13
Zurich Insurance Company                                    Switzerland  Zurich Group Holding                           100.00
Zurich International (Bermuda) Ltd.                         BDA          BG Investments Ltd.                             29.27
Zurich International (Bermuda) Ltd.                         BDA          Zurich Insurance Company                        30.31
Zurich International (Bermuda) Ltd.                         BDA          Aktiengesellscaft Assuricum                     40.42
Zurich Premium Finance Company                              NE           Empire Fire & Marine Insurance Company         100.00
Zurich Premium Finance Company of California                CA           Empire Fire & Marine Insurance Company         100.00

                  COMPANY                                   DOMICILED                     OWNERSHIP                        %
                  -------                                   ---------                     ---------                     ------

Zurich Warranty Management Services LTD                     UK           Zurich Services Corporation                    100.00
Zurich Services Corp.                                       IL           Zurich Holding Company of America              100.00
Zurich SF Holdings LLC                                      DE           Zurich American Insurance Company              100.00
Zurich Towers, Inc.                                         IL           Zurich Holding Company of America              100.00
Zurich Warranty Solutions, Inc.                             IL           American Zurich Insurance Company              100.00

Zurich Financial Services conducts its primary insurance operations in the United States through:
      (A) Two property/casualty groups, each operating INDEPENDENTLY with its own staff:
               Zurich U.S. Insurance Group
               Farmers Insurance Group

ORGANIZATIONS AFFILIATED WITH FARMERS NEW WORLD LIFE INSURANCE COMPANY

               COMPANY                              DOMICILED                    OWNERSHIP                           %
               -------                              -----------                  ---------                       ---------
Aktiengesellschaft Assuricum                        Switzerland   Zurich Insurance Company                           99.60
Allied Zurich Holdings Limited                      CI            Zurich Group Holding                              100.00
Allied Zurich PLC                                   UK            Zurich Financial Services                         100.00
American Guarantee & Liability Insurance Co.        NY            Zurich American Insurance Company                 100.00
American Zurich Insurance Company                   IL            Steadfast Insurance Company                       100.00
Assurance Company of America                        NY            Maryland Casualty Company                         100.00
BG Investments Ltd.                                 BDA           Aktiengesellschaft Assuricum                       04.58
BG Investments Ltd.                                 BDA           Zurich Insurance Company                           95.42
Centre Financial Services Holdings Limited          BDA           Centre Group Holdings Limited                     100.00
Centre Group Holdings (US) Limited                  DE            Centre Reinsurance Limited                        100.00
Centre Group Holdings Limited                       DBA           CMSH Limited                                      100.00
Centre Insurance Company                            DE            Centre Solutions Holding (Delaware) Limited       100.00
Centre Life Insurance Company                       MA            Centre Solutions (US) Limited                     100.00
Centre Reinsurance (US) Limited                     BDA           Centre Reinsurance Holdings
                                                                  (Delaware) Limited                                100.00
Centre Reinsurance Holdings (Delaware) Limited      DE            Orange Stone Reinsurance                          100.00
Centre Reinsurance Limited                          BDA           Centre Solutions (Bermuda) Limited                100.00
Centre Solutions (Bermuda) Limited                  BDA           Centre Group Holdings Limited                     100.00
Centre Solutions (US) Limited                       BDA           Centre Group Holdings (US) Limited                100.00
Centre Solutions Holdings (Delaware) Limited        DE            Centre Solutions (US) Limited                     100.00
CMSH Limited                                        BDA           Zurich Insurance Company                           64.70
CMSH Limited                                        BDA           Zurich International (Bermuda) Ltd.                35.30
Colonial America Casualty & Surety Co.              MD            Fidelity & Deposit Company of Maryland            100.00
Constellation Reinsurance Company                   NY            Centre Reinsurance Holdings
                                                                   (Delaware) Limited                               100.00
Crown Management Services Limited                   DE            Orange Stone Holdings                             100.00
Daniels-Head Insurance Services, Inc.               TX            Daniels Head Management                           100.00
Daniels Head Management                             TX            Specialty Producer Group, Inc.                    100.00
Disability Management Services, Inc.                CT            Centre Reinsurance Limited                         40.00
Diversified Specialty Risk                          TX            American Guarantee & Liability Insurance Co.      100.00
Empire Fire & Marine Insurance Company              NE            Zurich American Insurance Company                 100.00
Empire Indemnity Insurance Company                  OK            Zurich American Insurance Company                 100.00
Empire Management Services, Inc.                    NE            Empire Fire & Marine Insurance Company            100.00
Farmers Group, Inc.                                 NV            Zurich Group Holding                              86.625
Farmers Group, Inc.                                 NV            Allied Zurich Holdings Limited                     10.00
Farmers Group, Inc.                                 NV                                                              03.375
Farmers New World Life Insurance Company            WA            Farmers Group, Inc.                               100.00
Farmers Reinsurance Company                         CA            Farmers Group, Inc.                               100.00
Farmers Services Corporation                        NV            Farmers Group, Inc.                               100.00
Farmers Value Added, Inc.                           NV            Farmers Group, Inc.                               100.00
Fidelity & Deposit Company of Maryland              MD            Zurich American Insurance Company                 100.00

               COMPANY                              DOMICILED                    OWNERSHIP                           %
               -------                              -----------                  ---------                       ---------
F.I.G. Holding Company                              CA            Fire Underwriters Association                      70.00
F.I.G. Holding Company                              CA            Truck Underwriters Association                     30.00
FIG Leasing Company, Inc.                           CA            Farmers Group, Inc.                                95.20
FIG Leasing Company, Inc.                           CA            Fire Underwriters Association                       1.70
FIG Leasing Company, Inc.                           CA            Truck Underwriters Association                      3.10
Fire Underwriters Association                       CA            Farmers Group, Inc.                               100.00
Kemper Corporation                                  DE            Zurich Holding Company of America                 100.00
Kemper Investors Life Insurance Company             IL            Kemper Corporation                                100.00
Kemper Portfolio Corp.                              DE            Kemper Corporation                                100.00
Kemper Real Estate Management Co.                   DE            Kemper Corporation                                100.00
Keswick Realty, Inc.                                IL            Zurich Services Corporation                       100.00
KFC Portfolio Corp.                                 DE            Kemper Corporation                                100.00
Maine Bonding and Casualty Co.                      ME            Maryland Casualty Company                         100.00
Maryland Casualty Company                           MD            Zurich American Insurance Company                 100.00
Maryland Insurance Company                          TX            Maryland Casualty Company                         100.00
Maryland Lloyds                                     TX            Maryland Casualty Company                         Trust
                                                                                                                 Agreement
Maryland Management Corp.                           TX            Maryland Casualty Company                         100.00
Minnesota Marketing Center                          MN            Empire Fire & Marine Insurance Company            100.00
National Standard Insurance Company                 TX            Maryland Casualty Company                         100.00
Northern Insurance Company of New York              NY            Maryland Casualty Company                         100.00
Orange Stone Holdings                               IRE           CMSH Limited                                      100.00
Orange Stone Reinsurance                            IRE           Crown Management Services Limited                 100.00
Prematic Service Corporation (CA)                   CA            Farmers Group, Inc.                                38.00
Prematic Service Corporation (CA)                   CA            Fire Underwriters Association                       9.00
Prematic Service Corporation (CA)                   CA            Truck Underwriters Association                     53.00
Prematic Service Corporation (NV)                   NV            Prematic Service Corporation (CA)                 100.00
Risk Enterprise Management Limited                  DE            Zurich Insurance Company                          100.00
Robert Hampson, Inc.                                CN            Zurich Holding Company of America                 100.00
Specialty Producer Group II                         DE            Zurich Holding Company of America                 100.00
Specialty Producer Group, Inc.                      DE            American Guarantee & Liability Insurance Co.       79.00
Steadfast Insurance Company                         DE            Zurich American Insurance Company                 100.00
THIC Holdings LLC                                   NH
Truck Underwriters Association                      CA            Farmers Group, Inc.                               100.00
Truckwriters, Inc.                                  NE            Empire Fire & Marine Insurance Company             80.00
Universal Underwriters Acceptance Corp.             KS            Zurich Holding Company of America                 100.00
Universal Underwriters Insurance Company            KS            Zurich American Insurance Company                 100.00
Universal Underwriters Insurance                    MA            Universal Underwriters Insurance Company          100.00
  Services Agency, Inc.
Universal Underwriters Insurance Services           AL            Universal Underwriters Insurance Company          100.00
  of Alabama, Inc.
Universal Underwriters Life Ins. Co.                KS            Universal Underwriters Insurance Company          100.00
Universal Underwriters Management Company           KS            Zurich Holding Company of America                 100.00
Universal Underwriters of Texas Ins. Co.            TX            Universal Underwriters Insurance Company          100.00
Foremost Insurance Company Grand Rapid, Michigan    MI            Foremost Corporation of America                   100.00
Foremost Lloyds of Texas                            TX
Foremost Property and Casualty Insurance Company    MI            Foremost Insurance Company Grand Rapid,           100.00
                                                                  Michigan
Foremost Real Estate Company Grand Rapids,          MI            Foremost Corporation of America                   100.00
Michigan
Foremost Signature Insurance Company                MI            Foremost Insurance Company Grand Rapids,          100.00
                                                                  Michigan
Frontier Insurance Agency, Inc.                     OR            Foremost Affiliated Insurance Services, Inc.      100.00
Illinois Farmers Insurance Co.                      IL            Farmers Insurance Exchange                        100.00
Knight Agency, Inc.                                 KY            Foremost Affiliated Insurance Services, Inc.      100.00
Mid Century Ins. Co.                                CA            Farmers Insurance Exchange                         85.00
Mid Century Ins. Co.                                CA            Fire Insurance Exchange                            12.50

               COMPANY                              DOMICILED                    OWNERSHIP                           %
               -------                              -----------                  ---------                       ---------
Mid Century Ins. Co.                                CA            Truck Insurance Exchange                           02.50
Mid Century Ins. Co. of Texas                       TX            Farmers Insurance Exchange                        100.00
Neighborhood Spirit Property & Casualty Co.         CA            Farmers Insurance Exchange                         80.00
Neighborhood Spirit Property & Casualty Co          CA            Fire Insurance Exchange                            10.00
Neighborhood Spirit Property & Casualty Co          CA            Truck Insurance Exchange                           10.00
Pacific Way Insurance Agency, Inc.                  WA            Foremost Affiliated Insurance Services, Inc.      100.00
Sunrise Insurance Agency of Arizona, Inc.           AZ            Foremost Affiliated Insurance Services, Inc.      100.00
Sunrise Insurance Agency of Texas, Inc.             TX            Foremost Affiliated Insurance Services, Inc.      100.00
Sunrise Insurance Agency, Inc.                      NV            Foremost Affiliated Insurance Services,Inc.       100.00
Texas Farmers Insurance Co.                         TX            Farmers Insurance Exchange                         86.30
Texas Farmers Insurance Co.                         TX            Mid Century Ins. Co.                               13.70
Truck Insurance Exchange                            CA
Western Star Underwriters, Inc.                     TX            Foremost Corporation of America                   100.00

ITEM 27. NUMBER OF CONTRACTOWNERS

      As of March 31, 2005, there were 2,925 Non-Qualified Contracts and 4,225 Qualified Contracts issued.

ITEM 28. INDEMNIFICATION

      Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)

              INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47.

      (a) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

      (b) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

      (c) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

      (a) Farmers Financial Solutions, LLC is the registrant's principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.

      (b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES WITH FFS
-----------------------------------         ------------------------------
C. Paul Patsis(2)                           Chairman of the Board
Donald K. Mealer(1)                         President
James E. Hansen(3)                          Director
Paul N. Hopkins(4)                          Director
Gerald A. McElroy(5)                        Director
Bardea C. Huppert(1)                        Vice President and Chief Operating Officer
Steven K. Klein(1)                          Vice President and Chief Compliance Officer
Mark R. Peterson(1)                         Vice President and Chief Marketing Officer
Doren E. Hohl(4)                            Secretary
Jon S. Arima(1)                             Treasurer and Chief Financial Officer

----------
(1) The principal business address is 2423 Galena Avenue, Simi Valley, California 93065.

(2) The principal business address is 3003 - 77th Avenue, S.E. Mercer Island, Washington 98040.

(3)   The principal business address is 24646 Pine Way, Corona, California
      92883.

(4) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(5) The principal business address is 79-050 Via Corta, LaQuinta, California 92253.

     (C)(1)                     (2)                    (3)                    (4)                   (5)
    NAME OF              NET UNDERWRITING
   PRINCIPAL               DISCOUNTS AND         COMPENSATION ON           BROKERAGE
  UNDERWRITER               COMMISSIONS             REDEMPTION             COMMISSIONS           COMPENSATION
  -----------            ----------------        ---------------         -------------           ------------
Farmers Financial
 Solutions, LLC                 N/A                    N/A               $4,075,892.92               N/A

ITEM 30. LOCATION OF BOOKS AND RECORDS

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (including Rule 38a-1), are maintained by Farmers New World Life Insurance Company at 3003 - 77th Avenue, S.E., Mercer Island, WA 98040, at 2500 Farmers Way, Columbus, OH 43235, and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.

ITEM 31. MANAGEMENT SERVICES

      All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS.

      (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

      (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.

      (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

      (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

      (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Annuity Separate Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 27th day of April, 2005.

                                             FARMERS ANNUITY SEPARATE ACCOUNT A
                                             (Registrant)

Attest: /s/ Debra P. Rezabek                       By: /s/ C. Paul Patsis
        ----------------------------------------       ------------------
        Debra P. Rezabek                               C. Paul Patsis
        Vice President, Corporate Secretary, and       President
          General Counsel                              Farmers New World Life
        Farmers New World Life Insurance Company       Insurance Company

                                                  FARMERS NEW WORLD LIFE
                                                  INSURANCE COMPANY
                                                  (Depositor)

Attest: /s/ Debra P. Rezabek                       By: /s/ C. Paul Patsis
        ----------------------------------------       ------------------
        Debra P. Rezabek                               C. Paul Patsis
        Vice President, Corporate Secretary, and       President
          General Counsel                              Farmers New World Life
        Farmers New World Life Insurance Company       Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                  TITLE                                                      DATE
                                           Director                                              April 27, 2005
____________________________________
Jerry J. Carnahan*/

                                           Chairman of the Board and Director                    April 27, 2005
____________________________________
Martin D. Feinstein*/

                                           Director                                              April 27, 2005
____________________________________
Paul N. Hopkins*/

____________________________________       Chief Marketing Officer, Vice President and
Michael W. Keller*/                        Director                                              April 27, 2005

____________________________________       Vice President, Chief Actuary, Acting Chief           April 27, 2005
Ryan R. Larson*/                           Financial Officer and Director (Acting Principal
                                           Financial Officer and Acting Principal Accounting
                                           Officer)

SIGNATURE                                  TITLE                                                      DATE
/s/ C. Paul Patsis                         President, Chief Executive Officer and Director       April 27, 2005
____________________________________       (Principal Executive Officer)
C. Paul Patsis

____________________________________       Vice President, Assistant Secretary and Director      April 27, 2005
James I. Randolph*/

____________________________________       Director                                              April 27, 2005
Gary R. Severson*/

____________________________________       Director                                              April 27, 2005
John F. Sullivan, Jr.*/

/s/ C. Paul Patsis
____________________________________       On April 27, 2005 as Attorney-in-Fact pursuant to powers of attorney
*/ By:  C. Paul Patsis                     filed herewith or by previous amendment.

                                  EXHIBIT INDEX

Exhibit 4(j)  Revised Variable Contract Facing Page (2004)

Exhibit 8(v) Form of Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company

Exhibit 9     Opinion and Consent of Debra P. Rezabek, Esquire

Exhibit 10(a) Consent of Sutherland Asbill & Brennan LLP

Exhibit 10(b) Consent of PricewaterhouseCoopers LLP